Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^

June 30, 2024 (Unaudited)

Security Description	Shares	Value

INVESTMENT IN SECURITIES — 102.2%
COMMON STOCK — 25.7%
Africa — 0.0%
Energy — 0.0%
Golar LNG Ltd.,	2,900	$90,915

Materials — 0.0%
IAMGOLD Corp. (a)	86,700	325,125
Sasol Ltd., ADR	1,200	9,132
Sibanye Stillwater Ltd., ADR	12,000	52,200

		386,457

Total Africa		477,372

Asia — 0.1%
Capital Goods — 0.0%
BAIYU Holdings, Inc., (a)	12	14

Commercial & Professional Services — 0.0%
Sunrise New Energy Co., Ltd., (a)	27	22

Consumer Services — 0.0%
E-Home Household Service Holdings Ltd. (a)	2	2
Yum China Holdings, Inc.	12,200	376,248

		376,250

Diversified Financials — 0.0%
FinVolution Group, ADR	3,300	15,741
LexinFintech Holdings Ltd., ADR	21,600	35,640
Lufax Holding Ltd., ADR (a)	39,200	92,904
Noah Holdings Ltd., ADR (a)	800	7,720
Solowin Holdings (a)	11	41

		152,046

Food & Staples Retailing — 0.0%
Dada Nexus Ltd., ADR (a)	500	630

Media & Entertainment — 0.1%
Hello Group, Inc., ADR	11,600	70,992
HUYA, Inc., ADR	600	2,370
Pop Culture Group Co. Ltd. (a)	40	57
Sea Ltd., ADR (a)	200	14,284
Webtoon Entertainment, Inc. (a)	60,091	1,371,877
Weibo Corp., ADR	10,400	79,872

		1,539,452

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
I-Mab, ADR (a)	8,800	14,696
Sinovac Biotech Ltd. (a),(c)	200	1,294

		15,990

Retailing — 0.0%
Baozun, Inc., ADR (a)	13,000	30,420
Coupang, Inc. (a)	12,600	263,970
JD.com, Inc., ADR	11,700	302,328
Jiuzi Holdings, Inc. (a)	5	2

		596,720

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
Semiconductors & Semiconductor Equipment — 0.0%
Allegro MicroSystems, Inc. (a)	2,600	$73,424
ChipMOS Technologies, Inc., ADR	200	5,222
Himax Technologies, Inc., ADR	8,400	66,696
Kulicke & Soffa Industries, Inc.	100	4,919
Magnachip Semiconductor Corp. (a)	7,100	34,577
Silicon Motion Technology Corp., ADR	1,300	105,287

		290,125

Software & Services — 0.0%
Agora, Inc., ADR (a)	4,300	9,116
Cellebrite DI Ltd. (a)	17,800	212,710
TaskUS, Inc. (a)	3,200	42,592
WNS Holdings Ltd. (a)	4,600	241,500

		505,918

Technology Hardware & Equipment — 0.0%
Canaan, Inc., ADR (a)	200	200
Hollysys Automation Technologies Ltd. (a)	500	10,820

		11,020

Total Asia		3,488,187

Europe — 0.4%
Banks — 0.1%
AIB Group PLC,	337,988	1,786,675

Capital Goods — 0.1%
AerCap Holdings NV	3,300	307,560
Airbus SE (d)	9,098	1,249,702
Freyr Battery, Inc. (a)	200	340
Luxfer Holdings PLC, ADR (a)	2,700	31,293

		1,588,895

Consumer Durables & Apparel — 0.1%
Amer Sports, Inc. (a)	7,512	94,426
Birkenstock Holding PLC (a)	37,555	2,043,367
Ermenegildo Zegna NV	3,500	41,440

		2,179,233

Diversified Financials — 0.0%
Marex Group PLC, (a)	70,519	1,410,380

Energy — 0.1%
Eni SpA (d)	12,064	185,453
Frontline PLC	20,500	528,080
KNOT Offshore Partners LP	3,400	29,818
Scorpio Tankers, Inc.	6,200	503,998
Seadrill Ltd. (a)	1,000	51,500
SFL Corp. Ltd.	200	2,776
StealthGas, Inc. (a)	2,300	16,905
TORM PLC	14,800	573,796
TotalEnergies SE (d)	9,041	603,508
Tsakos Energy Navigation Ltd.	6,700	196,176

		2,692,010

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
Food, Beverage & Tobacco — 0.0%
Nomad Foods Ltd.,	7,900	$130,192

Materials — 0.0%
ArcelorMittal SA,	21,600	495,288

Media & Entertainment — 0.0%
Criteo SA, ADR (a)	5,700	215,004
Gambling.com Group Ltd. (a)	200	1,644
Trivago NV, ADR	1,600	3,216

		219,864

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
Achilles Therapeutics PLC, ADR (a)	100	81
Amarin Corp. PLC, ADR (a)	44,700	30,754
Ascendis Pharma AS, ADR (a)	2,600	354,588
ATAI Life Sciences NV (a)	3,100	4,123
Autolus Therapeutics PLC, ADR (a)	1,700	5,916
Bicycle Therapeutics PLC, ADR (a)	2,400	48,576
Compass Pathways PLC, ADR (a)	200	1,208
Genmab AS, ADR (a)	2,100	52,773
Immatics NV (a)	1,100	12,782
Immunocore Holdings PLC, ADR (a)	3,600	122,004
Merus NV (a)	12,800	757,376
ProQR Therapeutics NV (a)	4,100	6,806
Silence Therapeutics PLC, ADR (a)	900	17,100
uniQure NV (a)	1,700	7,616

		1,421,703

Semiconductors & Semiconductor Equipment — 0.0%
ASML Holding NV (d)	787	804,889
ASML Holding NV (d)	74	76,413

		881,302

Software & Services — 0.0%
Materialise NV, ADR (a)	500	2,505

Transportation — 0.0%
Costamare, Inc.	400	6,572
Danaos Corp.	100	9,236
Diana Shipping, Inc.	900	2,574
Global Ship Lease, Inc.	8,000	230,320
Golden Ocean Group Ltd.	25,000	345,000
Safe Bulkers, Inc.	5,600	32,592
Star Bulk Carriers Corp.	27,024	658,845

		1,285,139

Total Europe		14,093,186

Middle East — 0.1%
Capital Goods — 0.0%
Kornit Digital Ltd., (a)	3,100	45,384

Household & Personal Products — 0.1%
Oddity Tech Ltd., (a)	50,573	1,985,496

Materials — 0.0%
Eldorado Gold Corp., (a)	9,700	143,463

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
Media & Entertainment — 0.0%
Perion Network Ltd., (a)	500	$4,175

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
Chemomab Therapeutics Ltd., ADR (a)	200	184
Compugen Ltd. (a)	3,200	5,376
Oramed Pharmaceuticals, Inc. (a)	4,400	11,308

		16,868

Retailing — 0.0%
D-MARKET Elektronik Hizmetler ve Ticaret AS, ADR (a)	6,100	13,481

Semiconductors & Semiconductor Equipment — 0.0%
Camtek Ltd.	5,000	626,200
Nova Ltd. (a)	200	46,906
Valens Semiconductor Ltd. (a)	1,700	5,423

		678,529

Software & Services — 0.0%
JFrog Ltd. (a)	6,700	251,585
Radware Ltd. (a)	1,600	29,184
Sapiens International Corp. NV	700	23,751
SimilarWeb Ltd. (a)	400	3,108
Wix.com Ltd. (a)	3,200	509,024

		816,652

Technology Hardware & Equipment — 0.0%
AudioCodes Ltd.	1,100	11,418
Ituran Location & Control Ltd.	500	12,320
Silicom Ltd. (a)	500	7,560

		31,298

Transportation — 0.0%
ZIM Integrated Shipping Services Ltd.,	27,600	611,892

Total Middle East		4,347,238

North America — 24.9%
Automobiles & Components — 0.0%
Adient PLC (a)	1,800	44,478
Canoo, Inc. (a)	23	49
Cooper-Standard Holdings, Inc. (a)	2,200	27,368
Gentherm, Inc. (a)	400	19,728
Holley, Inc. (a)	400	1,432
Motorcar Parts of America, Inc. (a)	800	4,936
Mullen Automotive, Inc. (a)	1	2
Standard Motor Products, Inc.	300	8,319
Stoneridge, Inc. (a)	800	12,768

		119,080

Banks — 3.3%
1st Source Corp.	300	16,086
Amalgamated Financial Corp.	300	8,220
Amerant Bancorp, Inc.	5,079	115,293
Ameris Bancorp	180,218	9,073,976
Ames National Corp.	100	2,049
Arrow Financial Corp.	522	13,598

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
Axos Financial, Inc. (a)	200	$11,430
Bank of America Corp.	40,734	1,619,991
Bank of Hawaii Corp. (a)	40,733	2,330,335
Bank of Marin Bancorp (a)	12,135	196,466
Bank OZK	300	12,300
Banner Corp.	800	39,712
Bar Harbor Bankshares (a)	200	5,376
BayCom Corp.	200	4,070
Berkshire Hills Bancorp, Inc. (a)	1,000	22,800
Bridgewater Bancshares, Inc. (a)	500	5,805
Brookline Bancorp, Inc.	1,497	12,500
Business First Bancshares, Inc.	600	13,056
Byline Bancorp, Inc.	1,000	23,740
Cadence Bank	112,544	3,182,744
Camden National Corp.	400	13,200
Capital Bancorp, Inc.	100	2,050
Capital City Bank Group, Inc.	300	8,532
Capitol Federal Financial, Inc.	2,400	13,176
Carter Bankshares, Inc. (a)	700	10,584
Central Pacific Financial Corp.	1,900	40,280
Citigroup, Inc.	17,100	1,085,166
Civista Bancshares, Inc.	200	3,098
CNB Financial Corp.	600	12,246
Coastal Financial Corp. (a)	400	18,456
Codorus Valley Bancorp, Inc.	100	2,404
Colony Bankcorp, Inc.	500	6,125
Comerica, Inc. (d)	158,796	8,104,948
Commerce Bancshares, Inc.	25,969	1,448,551
Community Trust Bancorp, Inc.	400	17,464
Community West Bancshares	100	1,850
ConnectOne Bancorp, Inc.	1,400	26,446
CrossFirst Bankshares, Inc. (a)	66,819	936,802
Eagle Bancorp, Inc.	2,700	51,030
Enact Holdings, Inc.	3,800	116,508
Equity Bancshares, Inc.	200	7,040
Esquire Financial Holdings, Inc.	100	4,760
Farmers National Banc Corp.	900	11,241
Financial Institutions, Inc.	800	15,456
First Bancorp	800	25,536
First Bancshares, Inc. (The)	105,709	2,746,320
First Busey Corp.	1,100	26,631
First Community Bankshares, Inc.	200	7,368
First Financial Bankshares, Inc.	4,000	118,120
First Financial Corp.	300	11,064
First Foundation, Inc.	4,000	26,200
First Horizon Corp.	888,739	14,015,414
First Internet Bancorp	200	5,404
First Interstate BancSystem, Inc.	100	2,777
First of Long Island Corp. (The)	2,600	26,052
First Western Financial, Inc. (a)	23,233	394,961
Five Star Bancorp	10,101	238,889
Flushing Financial Corp.	1,000	13,150

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
FS Bancorp, Inc.	100	$3,645
FVCBankcorp, Inc. (a)	175	1,911
German American Bancorp, Inc.	2,249	79,502
Great Southern Bancorp, Inc.	100	5,561
Guaranty Bancshares, Inc.	100	3,154
Hanmi Financial Corp.	2,900	48,488
HarborOne Bancorp, Inc.	200	2,226
Heartland Financial USA, Inc.	1,300	57,785
Heritage Commerce Corp.	5,800	50,460
Heritage Financial Corp.	2,000	36,060
Hilltop Holdings, Inc.	90,109	2,818,610
Hingham Institution For Savings The	18,752	3,354,358
HomeTrust Bancshares, Inc.	300	9,009
Hope Bancorp, Inc.	4,700	50,478
Horizon Bancorp, Inc.	1,600	19,792
Independent Bank Corp.	500	13,500
Independent Bank Group, Inc.	400	18,208
International Bancshares Corp.	72,291	4,135,768
Kearny Financial Corp.	800	4,920
LCNB Corp.	200	2,782
Live Oak Bancshares, Inc.	25,447	892,172
Macatawa Bank Corp.	700	10,220
Mercantile Bank Corp.	300	12,171
Merchants Bancorp	450	18,243
Metrocity Bankshares, Inc.	100	2,640
Metropolitan Bank Holding Corp. (a)	1,000	42,090
Mid Penn Bancorp, Inc.	200	4,390
Midland States Bancorp, Inc.	600	13,590
MidWestOne Financial Group, Inc.	200	4,498
Northeast Bank	100	6,086
Northfield Bancorp, Inc.	800	7,584
OceanFirst Financial Corp.	2,700	42,903
OFG Bancorp	2,100	78,645
Old Second Bancorp, Inc.	1,900	28,139
Onity Group, Inc. (a)	94	2,254
Orrstown Financial Services, Inc.	800	21,888
Pathward Financial, Inc.	100	5,657
PCB Bancorp	100	1,628
Peapack-Gladstone Financial Corp.	600	13,590
Penns Woods Bancorp, Inc.	200	4,110
Peoples Bancorp, Inc.	800	24,000
Pinnacle Financial Partners, Inc.	118,033	9,447,361
Preferred Bank	400	30,196
Premier Financial Corp.	100	2,046
Primis Financial Corp.	1,200	12,576
Provident Bancorp, Inc. (a)	500	5,095
Provident Financial Services, Inc.	943	13,532
QCR Holdings, Inc.	200	12,000
RBB Bancorp	400	7,524
S&T Bancorp, Inc.	400	13,356
Sandy Spring Bancorp, Inc.	163,240	3,976,527
Seacoast Banking Corp. of Florida	325,572	7,696,522

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
Shore Bancshares, Inc.	600	$6,870
Sierra Bancorp	200	4,476
SmartFinancial, Inc.	200	4,734
South Plains Financial, Inc.	200	5,400
Southern First Bancshares, Inc. (a)	100	2,924
Southern Missouri Bancorp, Inc.	100	4,501
Southside Bancshares, Inc.	1,300	35,893
Stock Yards Bancorp, Inc.	400	19,868
Synovus Financial Corp.	290,943	11,692,999
Texas Capital Bancshares, Inc. (a)	162,928	9,961,418
Third Coast Bancshares, Inc. (a)	100	2,127
Tompkins Financial Corp.	100	4,890
Towne Bank	8,524	232,450
TriCo Bancshares	700	27,699
Truist Financial Corp.	178,418	6,931,539
TrustCo Bank Corp.	520	14,960
Trustmark Corp.	400	12,016
UMB Financial Corp.	900	75,078
Univest Financial Corp.	1,000	22,830
US Bancorp (d)	600	23,820
UWM Holdings Corp.	4,300	29,799
Veritex Holdings, Inc.	98,966	2,087,193
Washington Trust Bancorp, Inc.	500	13,705
Waterstone Financial, Inc.	200	2,558
Wells Fargo & Co.	169,592	10,072,069
WesBanco, Inc.	100	2,791
West BanCorp, Inc.	200	3,580
Westamerica BanCorp	800	38,824
Western Alliance Bancorp (d)	2,354	147,878
Zions Bancorp NA (d)	6,800	294,916

		121,274,101

Capital Goods — 1.9%
AECOM	4,100	361,374
Albany International Corp. (a)	600	50,670
Allegion PLC	200	23,630
Allient, Inc. (a)	500	12,635
AMETEK, Inc.	67,718	11,289,268
API Group Corp. (a)	1,400	52,682
Apogee Enterprises, Inc.	1,200	75,402
Argan, Inc.	600	43,896
Astronics Corp. (a)	1,200	24,036
Atmus Filtration Technologies, Inc. (a)	14,130	406,661
AZZ, Inc.	15,023	1,160,527
Barnes Group, Inc. (a)	100	4,141
Beacon Roofing Supply, Inc. (a)	3,300	298,650
Bloom Energy Corp. (a)	22,438	274,641
Blue Bird Corp. (a)	3,100	166,935
BlueLinx Holdings, Inc. (a)	700	65,163
Broadwind, Inc. (a)	100	328
Caesarstone Ltd. (a)	800	4,000
Centuri Holdings, Inc. (a)	25,038	487,740

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
Columbus McKinnon Corp.	900	$31,086
Commercial Vehicle Group, Inc. (a)	2,200	10,780
Concrete Pumping Holdings, Inc. (a)	1,600	9,616
Core & Main, Inc. (a)	8,700	425,778
CSW Industrials, Inc.	100	26,531
Cummins, Inc.	31	8,585
Curtiss-Wright Corp.	200	54,196
Custom Truck One Source, Inc. (a)	1,600	6,960
DNOW, Inc. (a)	4,800	65,904
Douglas Dynamics, Inc.	1,600	37,440
Ducommun, Inc. (a)	200	11,612
DXP Enterprises, Inc. (a)	600	27,504
Energy Recovery, Inc. (a)	3,700	49,173
Enovix Corp. (a)	600	9,276
Enpro, Inc.	400	58,228
Esab Corp.	1,200	113,316
EVI Industries, Inc.	100	1,892
Federal Signal Corp.	2,200	184,074
Fortive Corp.	200	14,820
FTAI Aviation Ltd.	13,300	1,372,959
FuelCell Energy, Inc. (a)	26,200	16,737
Gates Industrial Corp. PLC (a)	29,300	463,233
GATX Corp.	1,000	132,360
GE Vernova, Inc. (a),(d)	4,870	835,254
General Dynamics Corp.	400	116,056
Gibraltar Industries, Inc. (a)	900	61,695
Global Industrial Co.	500	15,680
Gorman-Rupp Co. (The)	400	14,684
Graco, Inc.	70,000	5,549,600
Great Lakes Dredge & Dock Corp. (a)	4,300	37,754
Griffon Corp.	4,000	255,440
H&E Equipment Services, Inc.	2,400	106,008
Hayward Holdings, Inc. (a)	800	9,840
HEICO Corp.	3,800	849,718
HEICO Corp.	67,800	12,035,856
Helios Technologies, Inc.	400	19,100
Herc Holdings, Inc.	300	39,987
Hexcel Corp.	800	49,960
Hudson Technologies, Inc. (a)	1,900	16,701
Hydrofarm Holdings Group, Inc. (a)	3,100	2,139
IDEX Corp.	42,700	8,591,240
Ingersoll Rand, Inc.	48	4,360
Insteel Industries, Inc.	400	12,384
Janus International Group, Inc. (a)	15,100	190,713
Karat Packaging, Inc.	100	2,958
Kennametal, Inc.	1,900	44,726
Lockheed Martin Corp.	6,600	3,082,860
LSI Industries, Inc.	900	13,023
Manitowoc Co., Inc. (The) (a)	3,700	42,661
Masterbrand, Inc. (a)	8,300	121,844
Matrix Service Co. (a)	1,200	11,916
Mayville Engineering Co., Inc. (a)	700	11,662

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
McGrath RentCorp	100	$10,655
Mega Matrix Corp. (a)	100	248
Mercury Systems, Inc. (a)	2,000	53,980
Miller Industries, Inc.	300	16,506
Momentus, Inc. (a)	34	18
MRC Global, Inc. (a)	6,800	87,788
Mueller Water Products, Inc.	1,300	23,296
MYR Group, Inc. (a)	200	27,142
NEXTracker, Inc. (a)	4	187
Northwest Pipe Co. (a)	400	13,588
Nuvve Holding Corp. (a)	12	10
Orion Group Holdings, Inc. (a)	400	3,804
Oshkosh Corp.	1,300	140,660
Park Aerospace Corp.	500	6,840
Pentair PLC	100	7,667
Proto Labs, Inc. (a)	1,900	58,691
Quanex Building Products Corp.	500	13,825
RBC Bearings, Inc. (a)	45,540	12,285,781
Rush Enterprises, Inc.	1,000	41,870
Shyft Group, Inc. (The)	3,600	42,696
Simpson Manufacturing Co., Inc.	24,438	4,118,536
SPX Technologies, Inc. (a)	1,200	170,568
Standex International Corp.	100	16,115
Sterling Infrastructure, Inc. (a)	4,300	508,862
Tecnoglass, Inc.	2,100	105,378
Tennant Co.	200	19,688
Thermon Group Holdings, Inc. (a)	2,200	67,672
Tigo Energy, Inc. (a),(d)	3,892	5,994
Timken Co. (The)	700	56,091
Titan International, Inc. (a)	1,800	13,338
Titan Machinery, Inc. (a)	2,400	38,160
Transcat, Inc. (a)	300	35,904
Trex Co., Inc. (a)	100	7,412
Triumph Group, Inc. (a)	1,000	15,410
Tutor Perini Corp. (a)	3,300	71,874
Ultralife Corp. (a)	1,000	10,620
Vertiv Holdings Co.	8,700	753,159
Vicor Corp. (a)	3,000	99,480
Virgin Galactic Holdings, Inc. (a)	90	759
Wabash National Corp.	2,600	56,784
Westinghouse Air Brake Technologies Corp.	7,700	1,216,985
Westport Fuel Systems, Inc. (a)	600	3,342
Woodward, Inc.	3,000	523,140

		70,830,781

Commercial & Professional Services — 0.3%
ACCO Brands Corp.	11,600	54,520
Asure Software, Inc. (a)	1,300	10,920
Barrett Business Services, Inc. (a)	300	9,831
BrightView Holdings, Inc. (a)	2,500	33,250
CACI International, Inc. (a)	700	301,091
CBIZ, Inc. (a)	700	51,870

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
CECO Environmental Corp. (a)	2,400	$69,240
Civeo Corp.	1,325	33,019
Copart, Inc. (a)	100,000	5,416,000
CRA International, Inc.	100	17,222
Ennis, Inc.	1,100	24,079
Enviri Corp. (a)	5,500	47,465
Forrester Research, Inc. (a)	1,500	25,620
Franklin Covey Co. (a)	600	22,800
Healthcare Services Group, Inc. (a)	7,200	76,176
HNI Corp.	34	1,531
Huron Consulting Group, Inc. (a)	1,100	108,350
ICF International, Inc.	400	59,384
Interface, Inc.	2,400	35,232
Kelly Services, Inc.	500	10,705
Li-Cycle Holdings Corp. (a)	25	163
Liquidity Services, Inc. (a)	1,000	19,980
Matthews International Corp.	1,200	30,060
Millennium Corp. (a),(c),(d)	60,879	1,765,491
Mistras Group, Inc. (a)	900	7,461
Parsons Corp. (a)	500	40,905
Paycom Software, Inc.	3,000	429,120
Pitney Bowes, Inc.	3,900	19,812
Quad/Graphics, Inc.	800	4,360
RCM Technologies, Inc. (a)	100	1,872
Resources Connection, Inc.	1,100	12,144
TrueBlue, Inc. (a)	1,500	15,450
UL Solutions, Inc.	56,277	2,374,327
Upwork, Inc. (a)	22,700	244,025
Verisk Analytics, Inc.	2,400	646,920
Vestis Corp. (a)	10,800	132,084
Viad Corp. (a)	100	3,400

		12,155,879

Consumer Discretionary Distribution & Retail — 0.0%
Destination XL Group, Inc., (a)	6,200	22,568

Consumer Durables & Apparel — 0.3%
Acushnet Holdings Corp.	3,100	196,788
Allbirds, Inc. (a)	12,900	6,450
Bassett Furniture Industries, Inc. (a)	200	2,842
Beazer Homes USA, Inc. (a)	3,300	90,684
Cricut, Inc. (a)	100	599
DR Horton, Inc.	500	70,465
Ethan Allen Interiors, Inc.	1,200	33,468
Fossil Group, Inc. (a)	12,100	17,424
Funko, Inc. (a)	500	4,880
G-III Apparel Group Ltd. (a)	2,200	59,554
GoPro, Inc. (a)	21,100	29,962
Hooker Furnishings Corp.	200	2,896
Installed Building Products, Inc.	100	20,568
iRobot Corp. (a)	3,400	30,974
JAKKS Pacific, Inc. (a)	1,000	17,910
Johnson Outdoors, Inc.	300	10,494

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
Landsea Homes Corp. (a)	1,800	$16,542
Legacy Housing Corp. (a)	500	11,470
Leggett & Platt, Inc.	200	2,292
Lululemon Athletica, Inc. (a)	1,600	477,920
MasterCraft Boat Holdings, Inc. (a)	300	5,664
NIKE, Inc.	88,700	6,685,319
Peloton Interactive, Inc. (a)	81,100	274,118
PVH Corp.	2,000	211,740
SharkNinja, Inc.	30,837	2,317,401
Smith Douglas Homes Corp. (a)	12,519	292,694
Sturm Ruger & Co., Inc.	200	8,330
Superior Group of Cos., Inc.	200	3,782
Tapestry, Inc.	100	4,279
Tri Pointe Homes, Inc. (a)	1,800	67,050
Unifi, Inc. (a)	2,100	12,369
Universal Electronics, Inc. (a)	900	10,458
Vera Bradley, Inc. (a)	2,000	12,520

		11,009,906

Consumer Services — 0.8%
2U, Inc. (a)	643	3,299
American Public Education, Inc. (a)	800	14,064
Amesite, Inc. (a)	33	101
BJ’s Restaurants, Inc. (a)	2,400	83,280
Brinker International, Inc. (a)	2,300	166,497
Carnival Corp. (a)	26,900	503,568
Carnival PLC, ADR (a)	200	3,444
Carriage Services, Inc.	1,000	26,840
Cava Group, Inc. (a)	76,273	7,074,321
Chegg, Inc. (a)	23,500	74,260
Chipotle Mexican Grill, Inc. (a)	23,300	1,459,745
Chuy’s Holdings, Inc. (a)	1,000	25,920
Denny’s Corp. (a)	1,500	10,650
Dine Brands Global, Inc.	1,600	57,920
Domino’s Pizza, Inc.	300	154,899
DoorDash, Inc. (a)	60,200	6,548,556
Duolingo, Inc. (a)	6,500	1,356,355
Dutch Bros, Inc. (a)	75,110	3,109,554
El Pollo Loco Holdings, Inc. (a)	3,000	33,930
Everi Holdings, Inc. (a)	15,200	127,680
First Watch Restaurant Group, Inc. (a)	100	1,756
GEN Restaurant Group, Inc. (a)	500	4,530
International Game Technology PLC	700	14,322
Kura Sushi USA, Inc. (a)	300	18,927
Laureate Education, Inc.	2,300	34,362
Lincoln Educational Services Corp. (a)	700	8,302
Lindblad Expeditions Holdings, Inc. (a)	2,000	19,300
Monarch Casino & Resort, Inc.	200	13,626
ONE Group Hospitality, Inc. (The) (a)	200	850
OneSpaWorld Holdings Ltd. (a)	1,500	23,055
PlayAGS, Inc. (a)	5,500	63,250
Potbelly Corp. (a)	1,100	8,833

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
Royal Caribbean Cruises Ltd. (a),(d)	10,900	$1,737,787
Sabre Corp. (a)	62,100	165,807
Shake Shack, Inc. (a)	1,400	126,000
Starbucks Corp.	5,900	459,315
Sweetgreen, Inc. (a)	23,000	693,220
Universal Technical Institute, Inc. (a)	1,600	25,168
Viking Holdings Ltd. (a)	75,115	2,549,403
Wingstop, Inc.	4,900	2,071,034
WW International, Inc. (a)	18,200	21,294
Xponential Fitness, Inc. (a)	2,900	45,240

		28,940,264

Diversified Financials — 2.8%
Acacia Research Corp. (a)	100	501
AG Mortgage Investment Trust, Inc.	2,500	16,600
Alerus Financial Corp.	400	7,844
ARES Management Corp.	6,256	833,800
ARMOUR Residential REIT, Inc. (a)	40	775
Atlanticus Holdings Corp. (a)	100	2,818
Bain Capital Specialty Finance, Inc.	9,000	146,790
Bank of New York Mellon Corp.	8,535	511,161
Barings BDC, Inc.	14,100	137,193
BlackRock Liquidity Funds Treasury Trust Fund Portfolio (d)	49,687,832	49,687,832
BlackRock TCP Capital Corp.	10,701	115,571
Blue Owl Capital Corp.	48,100	738,816
Bridge Investment Group Holdings, Inc.	2,200	16,324
Brightsphere Investment Group, Inc.	90,503	2,006,452
BrightSpire Capital, Inc.	2,700	15,390
Capital Southwest Corp.	6,800	177,412
Carlyle Secured Lending, Inc.	5,900	104,666
Cboe Global Markets, Inc.	85,180	14,485,711
Charles Schwab Corp. (The)	15,128	1,114,782
Cherry Hill Mortgage Investment Corp.	2,500	9,075
Chicago Atlantic Real Estate Finance, Inc.	1,100	16,896
CION Investment Corp.	6,500	78,780
CME Group, Inc.	18,100	3,558,460
Coinbase Global, Inc. (a)	22,800	5,066,844
Consumer Portfolio Services, Inc. (a)	200	1,960
Corebridge Financial, Inc.	80,315	2,338,773
Credit Acceptance Corp. (a)	200	102,936
Crescent Capital BDC, Inc.	6,800	127,704
Donnelley Financial Solutions, Inc. (a)	200	11,924
Ellington Credit Co.	1,800	12,510
Enova International, Inc. (a)	100	6,225
EZCORP, Inc. (a)	9,600	100,512
Federated Hermes, Inc.	2,400	78,912
Fidus Investment Corp.	3,300	64,284
FirstCash Holdings, Inc.	3,307	346,838
GCM Grosvenor, Inc.	13,329	130,091
Gladstone Capital Corp.	1,900	44,213
Gladstone Investment Corp.	3,000	41,940
Goldman Sachs Group, Inc. (The)	2,100	949,872

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
Golub Capital BDC, Inc.	2,400	$37,704
Granite Point Mortgage Trust, Inc.	3,500	10,395
Great Ajax Corp.	1,800	6,426
Green Dot Corp. (a)	12,100	114,345
Intercontinental Exchange, Inc.	700	95,823
Invesco Ltd.	15,200	227,392
Invesco Mortgage Capital, Inc.	11,100	104,007
Jefferies Financial Group, Inc.	2,000	99,520
Lazard, Inc.	10,800	412,344
LendingClub Corp. (a)	11,400	96,444
LendingTree, Inc. (a)	2,700	112,293
MarketAxess Holdings, Inc.	16,980	3,404,999
Medallion Financial Corp.	1,400	10,752
MidCap Financial Investment Corp.	5,700	86,298
Moneylion, Inc. (a)	1,713	125,974
Monroe Capital Corp.	1,900	14,459
MSCI, Inc.	4,400	2,119,700
Nasdaq, Inc.	25,119	1,513,671
New Mountain Finance Corp.	1,800	22,032
Oaktree Specialty Lending Corp.	31	583
OFS Capital Corp.	1,000	8,870
Open Lending Corp. (a)	7,300	40,734
Oportun Financial Corp. (a)	3,800	11,020
Oppenheimer Holdings, Inc.	700	33,537
OppFi, Inc.	4,400	14,916
Orchid Island Capital, Inc.	12,100	100,914
Oxford Square Capital Corp.	8,800	25,872
Palmer Square Capital BDC, Inc.	500	8,080
Perella Weinberg Partners	1,000	16,250
Piper Sandler Cos.	14,342	3,301,098
Portman Ridge Finance Corp.	1,400	27,468
Redwood Trust, Inc.	600	3,894
Regional Management Corp.	200	5,748
Robinhood Markets, Inc. (a)	173,600	3,942,456
Runway Growth Finance Corp.	2,400	28,224
S&P Global, Inc.	112	49,952
Saratoga Investment Corp.	1,600	36,320
Silvercrest Asset Management Group, Inc.	300	4,677
Sixth Street Specialty Lending, Inc.	9,200	196,420
SLR Investment Corp.	4,400	70,796
Sprott, Inc.	100	4,139
Stellus Capital Investment Corp.	4,900	67,277
Stifel Financial Corp.	17,048	1,434,589
StoneX Group, Inc. (a)	1,100	82,841
SuRo Capital Corp. (a)	69	277
TPG RE Finance Trust, Inc.	5,000	43,200
TPG, Inc.	37,558	1,556,779
Tradeweb Markets, Inc.	800	84,800
TriplePoint Venture Growth BDC Corp.	7,700	61,831
Two Harbors Investment Corp.	50	661
Virtu Financial, Inc.	3,300	74,085
WhiteHorse Finance, Inc.	3,000	36,810

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
WisdomTree, Inc.	12,300	$121,893

		103,320,776

Energy — 0.5%
APA Corp. (d)	37	1,089
Baytex Energy Corp.	4,014	13,969
Berry Corp.	5,100	32,946
BP PLC (d)	8,432	50,651
Cheniere Energy, Inc.	100	17,483
CNX Resources Corp. (a)	3,800	92,340
ConocoPhillips	500	57,190
CONSOL Energy, Inc.	100	10,203
Cool Co., Ltd.	1,400	16,478
Crescent Energy Co.	225,872	2,676,583
CVR Energy, Inc.	7,100	190,067
Delek US Holdings, Inc.	10,100	250,076
Devon Energy Corp. (d)	19,219	910,981
DHT Holdings, Inc.	11,000	127,270
Diamondback Energy, Inc. (d)	4,003	801,361
Dorian LPG Ltd.	7,700	323,092
Enerflex Ltd.	600	3,240
EnLink Midstream LLC	900	12,384
Epsilon Energy Ltd.	900	4,905
Excelerate Energy, Inc.	100	1,844
Forum Energy Technologies, Inc. (a)	400	6,744
FutureFuel Corp.	4,500	23,085
Granite Ridge Resources, Inc.	300	1,899
Hallador Energy Co. (a)	4,000	31,080
Helix Energy Solutions Group, Inc. (a)	12,800	152,832
Hess Corp. (d)	23,939	3,531,481
Houston American Energy Corp. (a)	100	129
International Seaways, Inc.	1,100	65,043
Kinetik Holdings, Inc.	4,780	198,083
Kodiak Gas Services, Inc.	22,427	611,360
Landbridge Co. LLC (a)	43,817	1,014,363
Magnolia Oil & Gas Corp.	5,800	146,972
Mammoth Energy Services, Inc. (a)	800	2,624
Matador Resources Co.	200	11,920
Murphy Oil Corp. (d)	700	28,868
Nabors Industries Ltd. (a)	900	64,044
NACCO Industries, Inc.	100	2,767
Natural Gas Services Group, Inc. (a)	400	8,048
Navigator Holdings Ltd.	6,000	104,760
Newpark Resources, Inc. (a)	8,300	68,973
Nordic American Tankers Ltd.	25,600	101,888
North American Construction Group Ltd.	1,200	23,136
Oil States International, Inc. (a)	12,400	55,056
Overseas Shipholding Group, Inc.	10,000	84,800
Ovintiv, Inc.	5,018	235,194
PBF Energy, Inc.	21,700	998,634
Permian Resources Corp. (d)	250,365	4,043,395
Precision Drilling Corp. (a)	900	63,306

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
Profire Energy, Inc. (a)	1,100	$1,562
REX American Resources Corp. (a)	200	9,118
SandRidge Energy, Inc.	100	1,293
Shell PLC (d)	45,721	1,644,976
SilverBow Resources, Inc. (a)	900	34,047
Solaris Oilfield Infrastructure, Inc.	5,200	44,616
Teekay Corp. (a)	11,500	103,155
Teekay Tankers Ltd.	4,563	313,980
TETRA Technologies, Inc. (a)	6,200	21,452
Transocean Ltd. (a)	33	176
Vermilion Energy, Inc.	2,500	27,525
Viper Energy, Inc.	500	18,765
Vital Energy, Inc. (a)	6,350	284,607
Vitesse Energy, Inc.	2,600	61,620
W&T Offshore, Inc.	25,200	53,928
World Kinect Corp.	5,300	136,740

		20,032,196

Financial Services — 0.0%
PennantPark Floating Rate Capital Ltd.	10,800	124,632
PennantPark Investment Corp.	12,400	93,620
Perceptive Capital Solutions Corp. (a)	32,524	327,191

		545,443

Food & Staples Retailing — 0.3%
BJ’s Wholesale Club Holdings, Inc. (a)	400	35,136
Costco Wholesale Corp. (d)	8,300	7,054,917
Dollar General Corp. (d)	8,137	1,075,956
Ingles Markets, Inc.	300	20,583
Maplebear, Inc. (a)	11,600	372,824
Natural Grocers by Vitamin Cottage, Inc.	500	10,600
PriceSmart, Inc.	600	48,720
SpartanNash Co.	1,400	26,264
Target Corp. (d)	3,200	473,728
Village Super Market, Inc.	200	5,282
Walmart, Inc. (d)	11,344	768,102
Weis Markets, Inc.	1,100	69,047

		9,961,159

Food, Beverage & Tobacco — 0.0%
Conagra Brands, Inc.	12,200	346,724
Dole PLC	3,300	40,392
Duckhorn Portfolio, Inc. (The) (a)	200	1,420
Eastside Distilling, Inc. (a)	45	47
Fresh Del Monte Produce, Inc.	2,200	48,070
Freshpet, Inc. (a)	3,700	478,743
Hain Celestial Group, Inc. (The) (a)	2,600	17,966
Hormel Foods Corp.	400	12,196
J M Smucker Co. (The)	3,100	338,024
Laird Superfood, Inc. (a)	400	2,248
Limoneira Co.	400	8,324
MGP Ingredients, Inc.	1,300	96,720
National Beverage Corp.	1,500	76,860

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
Primo Water Corp.	1,100	$24,046
Tootsie Roll Industries, Inc.	630	19,259
Universal Corp.	1,000	48,190
Village Farms International, Inc. (a)	1,400	1,428
Vita Coco Co., Inc. (The) (a)	9,800	272,930
Vital Farms, Inc. (a)	2,100	98,217
WK Kellogg Co. (a)	1,100	18,106

		1,949,910

Health Care Equipment & Services — 0.8%
Abbott Laboratories	57,200	5,943,652
Accuray, Inc. (a)	3,300	6,006
Addus HomeCare Corp. (a)	6,259	726,732
American Well Corp. (a)	2,000	650
AngioDynamics, Inc. (a)	8,500	51,425
Artivion, Inc. (a)	100	2,565
AtriCure, Inc. (a)	7,200	163,944
Augmedix, Inc. (a)	3,200	2,816
Avanos Medical, Inc. (a)	1,400	27,888
Avinger, Inc. (a)	34	63
Bioventus, Inc. (a)	1,200	6,900
BrightSpring Health Services, Inc. (a)	75,110	853,250
Brookdale Senior Living, Inc. (a)	5,309	36,260
Cardinal Health, Inc.	3,100	304,792
CareCloud, Inc. (a)	100	192
Castle Biosciences, Inc. (a)	1,700	37,009
Cencora, Inc.	13,200	2,973,960
Cerus Corp. (a)	300	528
Community Health Systems, Inc. (a)	31,900	107,184
CorVel Corp. (a)	200	50,854
CVRx, Inc. (a)	300	3,597
Dexcom, Inc. (a)	3,200	362,816
DocGo, Inc. (a)	100	309
GE HealthCare Technologies, Inc.	50,073	3,901,688
Globus Medical, Inc. (a)	6,700	458,883
GoodRx Holdings, Inc. (a)	14,900	116,220
Guardant Health, Inc. (a)	13,800	398,544
Haemonetics Corp. (a)	200	16,546
Health Catalyst, Inc. (a)	1,100	7,029
HealthStream, Inc.	800	22,320
Hims & Hers Health, Inc. (a)	10,600	214,014
Humana, Inc.	17,400	6,501,510
InfuSystem Holdings, Inc. (a)	500	3,415
Inogen, Inc. (a)	4,000	32,520
Integra LifeSciences Holdings Corp. (a)	7,300	212,722
iRadimed Corp.	400	17,576
Joint Corp. (The) (a)	600	8,436
LeMaitre Vascular, Inc.	1,000	82,280
LivaNova PLC (a)	2,600	142,532
Masimo Corp. (a)	900	113,346
McKesson Corp.	400	233,616
Merit Medical Systems, Inc. (a)	700	60,165

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
National Research Corp.	100	$2,295
Neuronetics, Inc. (a)	1,000	1,800
Nevro Corp. (a)	7,200	60,624
Novocure Ltd. (a)	20,300	347,739
OPKO Health, Inc. (a)	1	1
OptimizeRx Corp. (a)	1,000	10,000
Orthofix Medical, Inc. (a)	506	6,710
Outset Medical, Inc. (a)	3,900	15,015
Owens & Minor, Inc. (a)	3,000	40,500
PACS Group, Inc. (a)	37,558	1,107,961
Pennant Group, Inc. (The) (a)	1,900	44,061
PetIQ, Inc. (a)	1,000	22,060
Phreesia, Inc. (a)	800	16,960
PROCEPT BioRobotics Corp. (a)	700	42,763
Pulmonx Corp. (a)	3,100	19,654
RxSight, Inc. (a)	5,500	330,935
Sensus Healthcare, Inc. (a)	2,600	13,858
SI-BONE, Inc. (a)	4,200	54,306
Silk Road Medical, Inc. (a)	9,000	243,360
Surmodics, Inc. (a)	100	4,204
Tactile Systems Technology, Inc. (a)	1,800	21,492
Talkspace, Inc. (a)	9,100	20,930
Tandem Diabetes Care, Inc. (a)	14,800	596,292
Teladoc Health, Inc. (a)	6,600	64,548
Treace Medical Concepts, Inc. (a)	200	1,330
TruBridge, Inc. (a)	1,200	12,000
U.S. Physical Therapy, Inc.	100	9,242
Varex Imaging Corp. (a)	3,400	50,082
Viemed Healthcare, Inc. (a)	1,700	11,135
Waystar Holding Corp. (a)	84,510	1,816,965
Zimvie, Inc. (a)	1,100	20,075
Zynex, Inc. (a)	3,100	28,892

		29,244,543

Household & Personal Products — 0.2%
Estee Lauder Cos., Inc. (The)	25,100	2,670,640
Kenvue, Inc.	200,307	3,641,581
Medifast, Inc.	1,300	28,366
Nature’s Sunshine Products, Inc. (a)	400	6,028
Nu Skin Enterprises, Inc.	5,500	57,970
Olaplex Holdings, Inc. (a)	39,500	60,830
USANA Health Sciences, Inc. (a)	200	9,048
WD-40 Co.	300	65,892

		6,540,355

Insurance — 0.9%
Abacus Life, Inc. (a)	80,092	692,796
American Coastal Insurance Corp. (a)	1,000	10,550
Bowhead Specialty Holdings, Inc. (a)	25,038	634,463
Brighthouse Financial, Inc. (a)	3,200	138,688
Crawford & Co.	300	2,592
eHealth, Inc. (a)	2,900	13,137
Employers Holdings, Inc.	800	34,104

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
F&G Annuities & Life, Inc.	1,100	$41,855
Fidelis Insurance Holdings Ltd.	2,700	44,037
Globe Life, Inc.	2,900	238,612
Greenlight Capital Re Ltd. (a)	1,200	15,720
Hagerty, Inc. (a)	700	7,280
Hanover Insurance Group, Inc. (The)	400	50,176
HCI Group, Inc.	600	55,302
Heritage Insurance Holdings, Inc.	3,100	21,948
Horace Mann Educators Corp.	2,300	75,026
James River Group Holdings Ltd.	8,600	66,478
Kemper Corp.	1,500	88,995
Kinsale Capital Group, Inc.	18,900	7,281,792
Lincoln National Corp.	20,900	649,990
Mercury General Corp.	2,100	111,594
National Western Life Group, Inc.	10	4,969
Oscar Health, Inc. (a)	28,200	446,124
ProAssurance Corp. (a)	2,000	24,440
Progressive Corp. (The)	11,300	2,347,123
RLI Corp.	82,500	11,606,925
Selectquote, Inc. (a)	500	1,380
Skyward Specialty Insurance Group, Inc. (a)	35,644	1,289,600
Tiptree, Inc.	900	14,841
Trupanion, Inc. (a)	1,900	55,860
United Fire Group, Inc.	700	15,043
Universal Insurance Holdings, Inc.	3,100	58,156
W R Berkley Corp. (a)	87,000	6,836,460

		32,976,056

Materials — 0.6%
AdvanSix, Inc.	500	11,460
Alcoa Corp.	34,100	1,356,498
American Vanguard Corp. (a)	2,200	18,920
ATI, Inc. (a)	2,100	116,445
Axalta Coating Systems Ltd. (a)	1,300	44,421
B2Gold Corp.	52,300	141,210
Barrick Gold Corp. (a)	8,300	138,444
Carpenter Technology Corp.	1,000	109,580
Centerra Gold, Inc.	12,400	83,328
Century Aluminum Co. (a)	200	3,350
Chemours Co. (The) (d)	1,800	40,626
Clearwater Paper Corp. (a)	1,000	48,470
Coeur Mining, Inc. (a)	6,000	33,720
DuPont de Nemours, Inc. (d)	15,586	1,254,517
Ecovyst, Inc. (a)	3,700	33,189
Element Solutions, Inc. (d)	100	2,712
FMC Corp.	6,500	374,075
Fortuna Silver Mines, Inc. (a)	22,600	110,514
Franco-Nevada Corp.	2,500	296,300
Freeport-McMoRan, Inc.	43,900	2,133,540
Gatos Silver, Inc. (a)	5,200	54,288
Ginkgo Bioworks Holdings, Inc. (a)	393,000	131,380
Glatfelter Corp. (a)	4,300	5,977

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
Gold Resource Corp. (a)	300	$112
Gold Royalty Corp. (a)	3,400	4,777
Hudbay Minerals, Inc.	2,500	22,625
Huntsman Corp.	800	18,216
Innospec, Inc.	100	12,359
Intrepid Potash, Inc. (a)	1,800	42,174
Knife River Corp. (a)	5,100	357,714
Linde PLC	24,392	10,703,454
Louisiana-Pacific Corp.	1,200	98,796
LSB Industries, Inc. (a)	5,800	47,444
McEwen Mining, Inc. (a)	3,600	33,048
Metalla Royalty & Streaming Ltd.	200	554
Metallus, Inc. (a)	3,300	66,891
Mosaic Co.	5,900	170,510
Myers Industries, Inc.	700	9,366
New Gold, Inc. (a)	32,300	62,985
O-I Glass, Inc. (a)	6,800	75,684
Pactiv Evergreen, Inc.	500	5,660
Ramaco Resources, Inc. (a)	9,600	119,520
Ranpak Holdings Corp. (a)	6,100	39,223
Rayonier Advanced Materials, Inc. (a)	10,200	55,488
Royal Gold, Inc.	100	12,516
Ryerson Holding Corp.	2,300	44,850
Sandstorm Gold Ltd.	200	1,090
Schnitzer Steel Industries, Inc.	100	1,527
Sherwin-Williams Co. (d)	7,772	2,319,398
Silvercorp Metals, Inc.	12,100	40,656
SSR Mining, Inc.	30,700	138,457
SunCoke Energy, Inc.	4,000	39,200
Sylvamo Corp.	1,000	68,600
Taseko Mines Ltd. (a)	800	1,960
Teck Resources Ltd. (d)	21,556	1,032,705
Tredegar Corp.	2,200	10,538
TriMas Corp.	1,800	46,008
Trinseo PLC	400	924
Triple Flag Precious Metals Corp.	600	9,300
Universal Stainless & Alloy Products, Inc. (a)	1,000	27,380
Warrior Met Coal, Inc.	3,500	219,695

		22,504,368

Media — 0.2%
Learfield Communications LLC, (a),(d)	91,802	5,967,130

Media & Entertainment — 1.6%
Alphabet, Inc. (d)	25,892	4,716,228
Altice USA, Inc. (a)	3,400	6,936
Angi, Inc. (a)	11,700	22,464
Boston Omaha Corp. (a)	400	5,384
Cardlytics, Inc. (a)	2,200	18,062
Charter Communications, Inc. (a),(d)	40	11,958
DHI Group, Inc. (a)	1,500	3,135
Eventbrite, Inc. (a)	12,500	60,500
EW Scripps Co. (The) (a)	900	2,826

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
Gannett Co., Inc. (a)	2,500	$11,525
Harte Hanks, Inc. (a)	200	1,624
Ibotta, Inc. (a)	12,519	940,928
iHeartMedia, Inc. (a)	2,500	2,725
Integral Ad Science Holding Corp. (a)	4,800	46,656
Liberty Broadband Corp. (a),(d)	5,430	297,673
Liberty Broadband Corp. (a),(d)	1,468	80,153
Liberty Media Corp.-Liberty Formula One (a),(d)	3,880	278,739
Liberty Media Corp.-Liberty Live (a),(d)	5,649	216,187
Liberty Media Corp.-Liberty Live (a),(d)	3,477	130,422
MediaAlpha, Inc. (a)	700	9,219
Meta Platforms, Inc. (d)	26,739	13,482,339
Netflix, Inc. (a),(d)	16,084	10,854,770
Nextdoor Holdings, Inc. (a)	900	2,502
Pinterest, Inc. (a)	121,700	5,363,319
Playstudios, Inc. (a)	4,800	9,936
Reddit, Inc. (a)	50,077	3,199,420
Reservoir Media, Inc. (a)	800	6,320
ROBLOX Corp. (a)	116,900	4,349,849
Snap, Inc. (a)	241,300	4,007,993
Spotify Technology SA (a)	15,400	4,832,366
Take-Two Interactive Software, Inc. (a)	33,027	5,135,368
TechTarget, Inc. (a)	1,400	43,638
Townsquare Media, Inc.	500	5,480
Travelzoo (a)	1,400	10,626
TrueCar, Inc. (a)	2,900	9,077
Vimeo, Inc. (a)	7,900	29,467
ZoomInfo Technologies, Inc. (a)	11,300	144,301

		58,350,115

Pharmaceuticals, Biotechnology & Life Sciences — 1.6%
10X Genomics, Inc. (a)	800	15,560
4D Molecular Therapeutics, Inc. (a)	1,300	27,287
89bio, Inc. (a)	7,100	56,871
AbCellera Biologics, Inc. (a)	24,200	71,632
Absci Corp. (a)	1,700	5,236
ACELYRIN, Inc. (a)	1,600	7,056
Aclaris Therapeutics, Inc. (a)	16,300	17,930
Acumen Pharmaceuticals, Inc. (a)	5,200	12,584
Adicet Bio, Inc. (a)	8,742	10,578
ADMA Biologics, Inc. (a)	53,300	595,894
Adverum Biotechnologies, Inc. (a)	570	3,910
Aeglea BioTherapeutics, Inc. (a)	4,700	110,497
Aerovate Therapeutics, Inc. (a)	400	664
Aldeyra Therapeutics, Inc. (a)	8,800	29,128
Alector, Inc. (a)	8,900	40,406
Allogene Therapeutics, Inc. (a)	38,800	90,404
Allovir, Inc. (a)	8,100	5,859
Alnylam Pharmaceuticals, Inc. (a)	2,100	510,300
ALX Oncology Holdings, Inc. (a)	600	3,618
Amgen, Inc.	3,700	1,156,065
Amneal Pharmaceuticals, Inc. (a)	1,600	10,160

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
Amphastar Pharmaceuticals, Inc. (a)	1,700	$68,000
Amylyx Pharmaceuticals, Inc. (a)	15,600	29,640
AN2 Therapeutics, Inc. (a)	1,300	2,795
AnaptysBio, Inc. (a)	2,000	50,120
Anavex Life Sciences Corp. (a)	7,800	32,916
Anika Therapeutics, Inc. (a)	800	20,264
Annexon, Inc. (a)	3,300	16,170
Apogee Therapeutics, Inc. (a)	200	7,870
Aquestive Therapeutics, Inc. (a)	100	260
Arcutis Biotherapeutics, Inc. (a)	6,700	62,310
Ardelyx, Inc. (a)	5,600	41,496
Arrowhead Pharmaceuticals, Inc. (a)	500	12,995
Assertio Holdings, Inc. (a)	16,350	20,274
Atea Pharmaceuticals, Inc. (a)	7,900	26,149
Athira Pharma, Inc. (a)	4,800	12,720
Atossa Therapeutics, Inc. (a)	200	238
aTyr Pharma, Inc. (a)	3,000	4,680
Aura Biosciences, Inc. (a)	100	756
Avid Bioservices, Inc. (a)	7,400	52,836
Avidity Biosciences, Inc. (a)	7,400	302,290
Avita Medical, Inc. (a)	600	4,752
BioAtla, Inc. (a)	3,600	4,932
BioCardia, Inc. (a)	47	140
BioCryst Pharmaceuticals, Inc. (a)	36,800	227,424
Biogen, Inc. (a)	600	139,092
Biohaven Ltd. (a)	1,600	55,536
Biomea Fusion, Inc. (a)	700	3,150
Bio-Path Holdings, Inc. (a)	1	2
Biote Corp. (a)	300	2,241
Black Diamond Therapeutics, Inc. (a)	100	466
Bluebird Bio, Inc. (a)	8,900	8,759
Bridgebio Pharma, Inc. (a)	6,200	157,046
Bristol-Myers Squibb Co.	275,900	11,458,127
C4 Therapeutics, Inc. (a)	15,800	72,996
Cabaletta Bio, Inc. (a)	700	5,236
Canopy Growth Corp. (a)	50	323
Cara Therapeutics, Inc. (a)	12,500	3,225
Cardiff Oncology, Inc. (a)	2,200	4,884
CareDx, Inc. (a)	7,900	122,687
Caribou Biosciences, Inc. (a)	11,900	19,516
Celcuity, Inc. (a)	100	1,638
Codexis, Inc. (a)	10,800	33,480
Cogent Biosciences, Inc. (a)	1,500	12,645
Coherus Biosciences, Inc. (a)	1,100	1,903
Collegium Pharmaceutical, Inc. (a)	4,300	138,460
Compass Therapeutics, Inc. (a)	800	800
Corcept Therapeutics, Inc. (a)	9,500	308,655
Corvus Pharmaceuticals, Inc. (a)	3,700	6,734
Curis, Inc. (a)	95	655
CytomX Therapeutics, Inc. (a)	4,300	5,246
Day One Biopharmaceuticals, Inc. (a)	800	11,024
Design Therapeutics, Inc. (a)	5,400	18,090

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
Disc Medicine, Inc. (a)	300	$13,521
Dyne Therapeutics, Inc. (a)	1,900	67,051
Eagle Pharmaceuticals, Inc. (a)	2,900	16,240
Edgewise Therapeutics, Inc. (a)	500	9,005
Editas Medicine, Inc. (a)	14,600	68,182
Eli Lilly & Co. (d)	13,753	12,451,691
Emergent BioSolutions, Inc. (a)	9,600	65,472
Enanta Pharmaceuticals, Inc. (a)	3,900	50,583
Erasca, Inc. (a)	14,000	33,040
Esperion Therapeutics, Inc. (a)	43,500	96,570
Exelixis, Inc. (a)	22,600	507,822
EyePoint Pharmaceuticals, Inc. (a)	1,900	16,530
Fate Therapeutics, Inc. (a)	21,100	69,208
FibroGen, Inc. (a)	18,300	16,329
Fulcrum Therapeutics, Inc. (a)	13,400	83,080
G1 Therapeutics, Inc. (a)	5,700	12,996
Generation Bio Co. (a)	4,000	11,280
Gilead Sciences, Inc.	63,600	4,363,596
GlycoMimetics, Inc. (a)	4,600	1,295
Gossamer Bio, Inc. (a)	15,500	13,964
Harmony Biosciences Holdings, Inc. (a)	2,500	75,425
Harrow, Inc. (a)	4,200	87,738
Harvard Bioscience, Inc. (a)	1,200	3,420
Hookipa Pharma, Inc. (a)	600	355
Humacyte, Inc. (a)	2,800	13,440
Ideaya Biosciences, Inc. (a)	8,400	294,924
Ikena Oncology, Inc. (a)	1,700	2,805
Illumina, Inc. (a)	9,400	981,172
Immuneering Corp. (a)	3,300	4,224
Immunic, Inc. (a)	4,700	5,217
ImmunityBio, Inc. (a)	2	13
Incyte Corp. (a)	4,500	272,790
Innoviva, Inc. (a)	2,200	36,080
Inotiv, Inc. (a)	800	1,328
Insmed, Inc. (a)	9,900	663,300
Instil Bio, Inc. (a)	320	3,293
Intellia Therapeutics, Inc. (a)	14,200	317,796
Invivyd, Inc. (a)	400	440
Ionis Pharmaceuticals, Inc. (a)	16,300	776,858
Ironwood Pharmaceuticals, Inc. (a)	19,400	126,488
Jaguar Health, Inc. (a)	20	72
Janux Therapeutics, Inc. (a)	600	25,134
KalVista Pharmaceuticals, Inc. (a)	2,200	25,916
Keros Therapeutics, Inc. (a)	100	4,570
Kezar Life Sciences, Inc. (a)	16,700	10,020
Kodiak Sciences, Inc. (a)	4,100	9,635
Kronos Bio, Inc. (a)	3,700	4,588
Kura Oncology, Inc. (a)	1,700	35,003
Kymera Therapeutics, Inc. (a)	6,900	205,965
Larimar Therapeutics, Inc. (a)	2,633	19,089
LENZ Therapeutics, Inc. (a)	228	3,942
Lipocine, Inc. (a)	318	2,620

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
Liquidia Corp. (a)	6,000	$72,000
Lyell Immunopharma, Inc. (a)	300	435
Lyra Therapeutics, Inc. (a)	10,700	2,961
MacroGenics, Inc. (a)	14,400	61,200
MannKind Corp. (a)	29,500	153,990
Maravai LifeSciences Holdings, Inc. (a)	15,700	112,412
Marinus Pharmaceuticals, Inc. (a)	200	234
Medpace Holdings, Inc. (a)	2,100	864,885
Mersana Therapeutics, Inc. (a)	15,200	30,552
Mettler-Toledo International, Inc. (a)	500	698,795
MiMedx Group, Inc. (a)	9,400	65,142
Mind Medicine MindMed, Inc. (a)	1,294	9,330
Mirum Pharmaceuticals, Inc. (a)	4,400	150,436
Morphic Holding, Inc. (a)	6,400	218,048
Natera, Inc. (a)	4,000	433,160
Nektar Therapeutics (a)	28,500	35,340
Novavax, Inc. (a)	18,600	235,476
Nurix Therapeutics, Inc. (a)	1,400	29,218
Nuvalent, Inc. (a)	1,400	106,204
Nuvation Bio, Inc. (a)	12,000	35,040
Ocean Biomedical, Inc. (a)	34	41
Ocular Therapeutix, Inc. (a)	1,100	7,524
Olema Pharmaceuticals, Inc. (a)	3,500	37,870
Omeros Corp. (a)	2,400	9,744
Organogenesis Holdings, Inc. (a)	12,300	34,440
ORIC Pharmaceuticals, Inc. (a)	400	2,828
Personalis, Inc. (a)	4,200	4,914
Pfizer, Inc.	410,500	11,485,790
Phibro Animal Health Corp.	1,000	16,770
Phio Pharmaceuticals Corp. (a)	41	29
Pliant Therapeutics, Inc. (a)	4,100	44,075
PMV Pharmaceuticals, Inc. (a)	6,900	11,178
Precision BioSciences, Inc. (a)	119	1,158
Prelude Therapeutics, Inc. (a)	900	3,429
Prestige Consumer Healthcare, Inc. (a)	100	6,885
Prime Medicine, Inc. (a)	1,200	6,168
Protagonist Therapeutics, Inc. (a)	6,600	228,690
Protara Therapeutics, Inc. (a)	900	1,872
PTC Therapeutics, Inc. (a)	7,900	241,582
Puma Biotechnology, Inc. (a)	2,900	9,454
Quanterix Corp. (a)	3,200	42,272
Quince Therapeutics, Inc. (a)	1,400	1,050
RAPT Therapeutics, Inc. (a)	8,000	24,400
Recursion Pharmaceuticals, Inc. (a)	1,200	9,000
REGENXBIO, Inc. (a)	300	3,510
Relay Therapeutics, Inc. (a)	5,100	33,252
Relmada Therapeutics, Inc. (a)	3,700	11,100
Reneo Pharmaceuticals, Inc. (a)	300	453
Replimune Group, Inc. (a)	6,000	54,000
Rigel Pharmaceuticals, Inc. (a)	1,190	9,782
Rocket Pharmaceuticals, Inc. (a)	1,500	32,295
Royalty Pharma PLC	10,200	268,974

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
Sage Therapeutics, Inc. (a)	1,100	$11,946
Sangamo Therapeutics, Inc. (a)	19,200	6,879
Sarepta Therapeutics, Inc. (a)	12,300	1,943,400
Savara, Inc. (a)	5,000	20,150
Scholar Rock Holding Corp. (a)	8,400	69,972
Seelos Therapeutics, Inc. (a)	3	2
Seer, Inc. (a)	5,400	9,072
SELLAS Life Sciences Group, Inc. (a)	33	39
Shattuck Labs, Inc. (a)	200	772
SpringWorks Therapeutics, Inc. (a)	100	3,767
Spruce Biosciences, Inc. (a)	1,200	621
Supernus Pharmaceuticals, Inc. (a)	800	21,400
Sutro Biopharma, Inc. (a)	11,700	34,281
Syndax Pharmaceuticals, Inc. (a)	7,600	156,028
Tarsus Pharmaceuticals, Inc. (a)	4,000	108,720
Tectonic Therapeutic, Inc. (a)	350	5,764
Tenaya Therapeutics, Inc. (a)	1,400	4,340
TG Therapeutics, Inc. (a)	3,100	55,149
Thermo Fisher Scientific, Inc.	500	276,500
Tourmaline Bio, Inc. (a)	570	7,330
Travere Therapeutics, Inc. (a)	13,000	106,860
Twist Bioscience Corp. (a)	5,300	261,184
Ultragenyx Pharmaceutical, Inc. (a)	7,900	324,690
UroGen Pharma Ltd. (a)	200	3,356
Vanda Pharmaceuticals, Inc. (a)	6,000	33,900
Ventyx Biosciences, Inc. (a)	5,500	12,705
Vera Therapeutics, Inc. (a)	1,000	36,180
Verastem, Inc. (a)	808	2,408
Verve Therapeutics, Inc. (a)	1,900	9,272
Viridian Therapeutics, Inc. (a)	6,200	80,662
Vistagen Therapeutics, Inc. (a)	47	164
WaVe Life Sciences Ltd. (a)	600	2,994
Werewolf Therapeutics, Inc. (a)	4,200	10,248
Xencor, Inc. (a)	8,700	164,691
Xenon Pharmaceuticals, Inc. (a)	2,300	89,677
Y-mAbs Therapeutics, Inc. (a)	3,000	36,240
Zentalis Pharmaceuticals, Inc. (a)	9,000	36,810

		58,264,957

Real Estate — 0.1%
American Healthcare REIT, Inc.	35,054	512,139
Americold Realty Trust, Inc.	50,073	1,278,864
Avalon GloboCare Corp. (a)	35	16
Brandywine Realty Trust	400	1,792
CareTrust REIT, Inc.	12,000	301,200
Chatham Lodging Trust	200	1,704
Community Healthcare Trust, Inc.	400	9,356
CTO Realty Growth, Inc.	2,300	40,158
Diversified Healthcare Trust	20,900	63,745
Elme Communities	100	1,593
Essential Properties Realty Trust, Inc. (d)	62,591	1,734,397
Forestar Group, Inc. (a)	1,200	38,388

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
Franklin Street Properties Corp.	1,200	$1,836
Getty Realty Corp.	800	21,328
LTC Properties, Inc.	900	31,050
Office Properties Income Trust	2,100	4,284
Piedmont Office Realty Trust, Inc.	5,400	39,150
Plymouth Industrial REIT, Inc.	2,700	57,726
RE/MAX Holdings, Inc.	400	3,240
Redfin Corp. (a)	13,800	82,938
RMR Group, Inc. (The)	900	20,340
Summit Hotel Properties, Inc.	100	599
Tejon Ranch Co. (a)	500	8,530
Universal Health Realty Income Trust	300	11,742

		4,266,115

Retailing — 0.6%
1-800-Flowers.com, Inc. (a)	1,200	11,424
1stdibs.com, Inc. (a)	2,100	9,429
Aaron’s Co., Inc. (The)	2,200	21,956
Advance Auto Parts, Inc.	1,900	120,327
Amazon.com, Inc. (a),(d)	72,307	13,973,328
Arhaus, Inc.	1,400	23,716
Arko Corp.	900	5,643
Beyond, Inc. (a)	2,300	30,084
Big Lots, Inc. (a)	2,200	3,806
CarMax, Inc. (a)	3,400	249,356
Carvana Co. (a)	26,800	3,449,696
Cato Corp. (The)	1,400	7,756
Chewy, Inc. (a)	30,100	819,924
Children’s Place, Inc. (The) (a)	2,800	22,792
Citi Trends, Inc. (a)	600	12,756
Conn’s, Inc. (a)	500	552
Designer Brands, Inc.	200	1,366
Duluth Holdings, Inc. (a)	100	369
EVgo, Inc. (a)	200	490
Foot Locker, Inc. (d)	7,198	179,374
Gap, Inc. (The)	55,600	1,328,284
Group 1 Automotive, Inc.	100	29,728
Groupon, Inc. (a)	6,622	101,317
Guess?, Inc.	4,500	91,800
Haverty Furniture Cos., Inc.	1,100	27,819
J Jill, Inc.	1,200	41,964
Kohl’s Corp.	25,500	586,245
Monro, Inc.	3,300	78,738
Petco Health & Wellness Co., Inc. (a)	52,300	197,694
PetMed Express, Inc.	3,000	12,150
Qurate Retail, Inc. (a)	77,500	48,825
RealReal, Inc. (The) (a)	24,300	77,517
Rent the Runway, Inc. (a)	25	439
Revolve Group, Inc. (a)	2,200	35,002
RH (a)	100	24,444
Ross Stores, Inc. (d)	7,416	1,077,693
Shoe Carnival, Inc.	100	3,689

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
Sleep Number Corp. (a)	600	$5,742
Sonic Automotive, Inc.	100	5,447
Stitch Fix, Inc. (a)	9,000	37,350
ThredUp, Inc. (a)	300	510
Urban Outfitters, Inc. (a)	2,700	110,835
Wayfair, Inc. (a),(d)	19,600	1,033,508

		23,900,884

Semiconductors & Semiconductor Equipment — 1.5%
Advanced Micro Devices, Inc. (a),(d)	20,004	3,244,849
Alpha & Omega Semiconductor Ltd. (a)	1,300	48,581
Ambarella, Inc. (a)	6,000	323,700
Applied Materials, Inc. (d)	2,129	502,423
ARM Holdings PLC, ADR (a)	37,555	6,144,749
Astera Labs, Inc. (a)	50,073	3,029,917
AXT, Inc. (a)	10,200	34,476
Broadcom, Inc. (d)	1,323	2,124,116
CEVA, Inc. (a)	800	15,432
Credo Technology Group Holding Ltd. (a)	22,000	702,680
CVD Equipment Corp. (a)	100	389
Everspin Technologies, Inc. (a)	1,600	9,584
FormFactor, Inc. (a)	1,500	90,795
GLOBALFOUNDRIES, Inc. (a)	101,853	5,149,688
Impinj, Inc. (a)	2,700	423,279
Intel Corp. (d)	59,564	1,844,697
inTEST Corp. (a)	1,800	17,784
Kopin Corp. (a)	2,900	2,436
Lam Research Corp.	300	319,455
Lattice Semiconductor Corp. (a)	6,200	359,538
Marvell Technology, Inc. (d)	11,981	837,472
Maxeon Solar Technologies Ltd. (a)	200	171
MaxLinear, Inc. (a)	10,100	203,414
Microchip Technology, Inc. (d)	1,106	101,199
Micron Technology, Inc. (d)	85,322	11,222,403
NVIDIA Corp. (d)	128,230	15,841,534
ON Semiconductor Corp. (a),(d)	8,380	574,449
PDF Solutions, Inc. (a)	1,900	69,122
Photronics, Inc. (a)	2,100	51,807
Pixelworks, Inc. (a)	500	491
Qorvo, Inc. (a)	8,900	1,032,756
Rambus, Inc. (a)	1,100	64,636
Semtech Corp. (a)	14,800	442,224
Silicon Laboratories, Inc. (a)	500	55,315
SiTime Corp. (a)	1,900	236,322
SkyWater Technology, Inc. (a)	1,200	9,180
SMART Global Holdings, Inc. (a)	3,900	89,193
SolarEdge Technologies, Inc. (a)	13,100	330,906
Synaptics, Inc. (a)	3,300	291,060
Teradyne, Inc.	300	44,487
Veeco Instruments, Inc. (a)	4,230	197,583
Wolfspeed, Inc. (a)	400	9,104

		56,093,396

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
Software & Services — 4.1%
8x8, Inc. (a)	16,800	$37,296
A10 Networks, Inc.	4,900	67,865
ACI Worldwide, Inc. (a)	169,004	6,690,868
Adobe, Inc. (a),(d)	6,719	3,732,673
Affirm Holdings, Inc. (a)	47,600	1,437,996
Agilysys, Inc. (a)	800	83,312
Alkami Technology, Inc. (a)	6,324	180,108
American Software, Inc. (a)	1,900	17,347
AppLovin Corp. (a)	163,154	13,577,676
Arteris, Inc. (a)	100	751
Asana, Inc. (a)	15,600	218,244
Atlassian Corp. (a)	4,600	813,648
AvidXchange Holdings, Inc. (a)	485,633	5,856,734
Backblaze, Inc. (a)	5,600	34,496
Bill Holdings, Inc. (a)	27,490	1,446,524
Brightcove, Inc. (a)	4,400	10,428
Cass Information Systems, Inc.	400	16,028
CCC Intelligent Solutions Holdings, Inc. (a)	250,365	2,781,555
Cerence, Inc. (a)	6,500	18,395
Cipher Mining, Inc. (a)	1,700	7,055
Clearwater Analytics Holdings, Inc. (a)	100,146	1,854,704
Cloudflare, Inc. (a),(d)	35,200	2,915,616
CommVault Systems, Inc. (a)	1,700	206,669
Conduent, Inc. (a)	1,300	4,238
Confluent, Inc. (a)	11,700	345,501
Crowdstrike Holdings, Inc. (a),(d)	31,300	11,993,847
CSG Systems International, Inc.	200	8,234
CyberArk Software Ltd. (a)	400	109,368
Datadog, Inc. (a),(d)	15,400	1,997,226
Digital Turbine, Inc. (a)	18,300	30,378
DocuSign, Inc. (a),(d)	47,060	2,517,710
DoubleVerify Holdings, Inc. (a)	4,300	83,721
Dynatrace, Inc. (a)	25,038	1,120,200
eGain Corp. (a)	1,200	7,572
Elastic NV (a)	7,100	808,761
EPAM Systems, Inc. (a)	400	75,244
ExlService Holdings, Inc. (a)	10,500	329,280
Expensify, Inc. (a)	5,500	8,195
Fastly, Inc. (a)	200	1,474
Fidelity National Information Services, Inc.	30,448	2,294,561
Fortinet, Inc. (a)	98,700	5,948,649
Gartner, Inc. (a)	2,200	987,932
Gitlab, Inc. (a)	19,100	949,652
Global Payments, Inc.	24,282	2,348,069
GoDaddy, Inc. (a)	2,400	335,304
Greenidge Generation Holdings, Inc. (a)	20	54
Hackett Group, Inc. (The)	1,000	21,720
Hive Digital Technologies Ltd. (a)	4,400	13,552
I3 Verticals, Inc. (a)	3,884	85,759
IBEX Holdings Ltd. (a)	700	11,326

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
Information Services Group, Inc.	1,400	$4,116
Intellicheck, Inc. (a)	500	1,710
Intuit, Inc.	1,900	1,248,699
Klaviyo, Inc. (a)	2,800	69,692
LivePerson, Inc. (a)	19,000	11,029
LiveRamp Holdings, Inc. (a)	800	24,752
Marqeta, Inc. (a)	316,002	1,731,691
Mastercard, Inc.	7,000	3,088,120
Microsoft Corp. (d)	29,842	13,337,882
Monday.com Ltd. (a)	11,200	2,696,512
N-able, Inc. (a)	2,600	39,598
Nutanix, Inc. (a)	40,900	2,325,165
Oblong, Inc. (a)	10	2
Okta, Inc. (a),(d)	6,993	654,615
Olo, Inc. (a)	6,100	26,962
ON24, Inc. (a)	2,700	16,227
Ooma, Inc. (a)	800	7,944
Oracle Corp. (d)	1,644	232,133
Paymentus Holdings, Inc. (a)	400	7,600
Payoneer Global, Inc. (a)	45,300	250,962
PayPal Holdings, Inc. (a)	135,300	7,851,459
Paysafe Ltd. (a)	2,675	47,294
Porch Group, Inc. (a)	100	151
PROS Holdings, Inc. (a)	600	17,190
Q2 Holdings, Inc. (a)	94,818	5,720,370
Qualys, Inc. (a)	2,700	385,020
Rackspace Technology, Inc. (a)	100	298
Red Violet, Inc. (a)	300	7,620
Repay Holdings Corp. (a)	53,959	569,807
Rimini Street, Inc. (a)	3,400	10,438
RingCentral, Inc. (a)	1,600	45,120
Rubrik, Inc. (a)	25,038	767,665
Samsara, Inc. (a),(d)	13,800	465,060
SecureWorks Corp. (a)	500	3,500
SEMrush Holdings, Inc. (a)	3,000	40,170
SentinelOne, Inc. (a)	31,800	669,390
ServiceNow, Inc. (a),(d)	200	157,334
Snowflake, Inc. (a)	66,500	8,983,485
SolarWinds Corp.	3,900	46,995
SoundThinking, Inc. (a)	300	3,654
Sprout Social, Inc. (a)	1,300	46,384
Squarespace, Inc. (a)	4,300	187,609
Telos Corp. (a)	6,200	24,924
Tenable Holdings, Inc. (a)	5,500	239,690
Terawulf, Inc. (a)	22,400	99,680
TTEC Holdings, Inc.	6,900	40,572
Twilio, Inc. (a),(d)	9,705	551,341
UiPath, Inc. (a)	75,400	956,072
Unisys Corp. (a)	12,800	52,864
Unity Software, Inc. (a)	11,400	185,364
Upland Software, Inc. (a)	3,900	9,711
Varonis Systems, Inc. (a)	7,500	359,775

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
VeriSign, Inc. (a)	400	$71,120
Vertex, Inc. (a)	1,600	57,680
VirnetX Holding Corp. (a)	210	1,428
Visa, Inc. (d)	54,040	14,183,879
Weave Communications, Inc. (a)	6,400	57,728
Workday, Inc. (a)	1,200	268,272
Workiva, Inc. (a)	1,100	80,289
Yext, Inc. (a)	7,900	42,265
Zoom Video Communications, Inc. (a)	15,800	935,202
Zscaler, Inc. (a)	34,700	6,668,993
Zuora, Inc. (a)	8,100	80,433

		151,212,221

Technology Hardware & Equipment — 1.4%
Aeva Technologies, Inc. (a)	40	101
AEye, Inc. (a)	30	59
Amphenol Corp.	195,204	13,150,893
Apple, Inc. (d)	64,086	13,497,793
Aviat Networks, Inc. (a)	300	8,607
Bel Fuse, Inc.	600	39,144
Benchmark Electronics, Inc.	200	7,892
Cambium Networks Corp. (a)	1,200	3,348
Cisco Systems, Inc. (d)	5,007	237,883
CommScope Holding Co., Inc. (a)	48,800	60,024
CompoSecure, Inc.	2,400	16,320
Comtech Telecommunications Corp. (a)	6,300	19,089
CPI Card Group, Inc. (a)	200	5,450
Crane NXT Co.	1,500	92,130
Digi International, Inc. (a)	100	2,293
DZS, Inc. (a)	500	585
EMCORE Corp. (a)	20	24
Evolv Technologies Holdings, Inc. (a)	500	1,275
Extreme Networks, Inc. (a)	16,100	216,545
FARO Technologies, Inc. (a)	2,100	33,600
Identiv, Inc. (a)	600	2,580
Infinera Corp. (a)	4,800	29,232
IPG Photonics Corp. (a)	1,300	109,707
Jabil, Inc.	400	43,516
Kimball Electronics, Inc. (a)	300	6,594
Lantronix, Inc. (a)	2,800	9,940
Lumentum Holdings, Inc. (a)	2,000	101,840
Methode Electronics, Inc.	2,900	30,015
Neonode, Inc. (a)	100	207
NETGEAR, Inc. (a)	2,800	42,840
NetScout Systems, Inc. (a)	2,000	36,580
nLight, Inc. (a)	2,500	27,325
PC Connection, Inc.	100	6,420
Plexus Corp. (a)	100	10,318
Pure Storage, Inc. (a)	38,900	2,497,769
Ribbon Communications, Inc. (a)	2,500	8,225
TD SYNNEX Corp.	37,555	4,333,847
Teledyne Technologies, Inc. (a)	34,500	13,385,310

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
Vishay Precision Group, Inc. (a)	500	$15,220
Western Digital Corp. (a),(d)	61,072	4,627,425

		52,717,965

Telecommunication Services — 0.0%
Bandwidth, Inc. (a)	3,400	57,392
IDT Corp.	800	28,736
Lumen Technologies, Inc. (a)	198,600	218,460
NII Holdings, Inc. (a),(c)	50,677	13,176
QualTek Services, Inc. (a),(c),(d)	441,828	—
Spok Holdings, Inc.	2,500	37,025
T-Mobile U.S., Inc. (d)	1,657	291,930

		646,719

Transportation — 0.7%
Air Transport Services Group, Inc. (a)	2,100	29,127
Canadian Pacific Kansas City Ltd.	140,000	11,022,200
Covenant Logistics Group, Inc.	200	9,858
Forward Air Corp.	3,000	57,120
Genco Shipping & Trading Ltd.	9,800	208,838
Heartland Express, Inc.	800	9,864
Lyft, Inc. (a)	63,877	900,666
Marten Transport Ltd.	2,499	46,106
Old Dominion Freight Line, Inc.	10,300	1,818,980
PAM Transportation Services, Inc. (a)	100	1,737
Pangaea Logistics Solutions Ltd.	4,300	33,669
Radiant Logistics, Inc. (a)	1,700	9,673
Schneider National, Inc.	1,500	36,240
Seanergy Maritime Holdings Corp.	3,430	33,854
Uber Technologies, Inc. (a)	168,900	12,275,652
Universal Logistics Holdings, Inc.	300	12,177

		26,505,761

Utilities — 0.4%
AES Corp. (The)	10,900	191,513
Artesian Resources Corp. (a)	300	10,548
Consolidated Water Co. Ltd.	100	2,654
Dominion Energy, Inc.	125,183	6,133,967
Evergy, Inc.	200	10,594
Exelon Corp.	125,183	4,332,584
Hawaiian Electric Industries, Inc.	25,300	228,206
NRG Energy, Inc.	40,700	3,168,902
PNM Resources, Inc.	3,600	133,056
Unitil Corp.	200	10,358
York Water Co. (The)	400	14,836

		14,237,218

Total North America		923,589,866

Oceania — 0.0%
Energy — 0.0%
Imperial Petroleum, Inc., (a)	40	155

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
Software & Services — 0.0%
Iris Energy Ltd., (a)	6,000	$67,740

Total Oceania		67,895

South America — 0.2%
Banks — 0.1%
Banco Bradesco SA, ADR	4,300	9,632
Banco Santander Brasil SA, ADR	300	1,482
Itau Unibanco Holding SA, ADR	22,300	130,232
NU Holdings Ltd. (a)	278,100	3,584,709

		3,726,055

Capital Goods — 0.0%
Embraer SA, ADR (a)	2,800	72,240

Consumer Services — 0.0%
Arcos Dorados Holdings, Inc.	3,763	33,867
Despegar.com Corp. (a)	4,000	52,920

		86,787

Diversified Financials — 0.0%
Vinci Partners Investments Ltd.,	200	2,180

Energy — 0.0%
Geopark Ltd.	5,200	56,940
Gran Tierra Energy, Inc. (a)	7,190	69,527
Transportadora de Gas del Sur SA, ADR (a)	100	1,898
Ultrapar Participacoes SA, ADR	12,300	48,093

		176,458

Food, Beverage & Tobacco — 0.0%
Adecoagro SA	800	7,784
Ambev SA, ADR	13,600	27,880
BRF SA, ADR (a)	2,000	8,140

		43,804

Materials — 0.0%
Cia Siderurgica Nacional SA, ADR	1,600	3,680
Gerdau SA, ADR	2,080	6,864
Nexa Resources SA (a)	600	4,584

		15,128

Media & Entertainment — 0.0%
VTEX, (a)	5,600	40,656

Retailing — 0.1%
MercadoLibre, Inc., (a)	700	1,150,380

Software & Services — 0.0%
Dlocal Ltd., (a)	26,100	211,149

Total South America		5,524,837

TOTAL COMMON STOCK (COST $868,986,431)		951,588,581

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
PREFERRED STOCK — 0.1%
North America — 0.0%
Health Care Equipment & Services — 0.0%
ATI Physical Therapy, Inc. (a),(c),(d)	3,039	$2,355,225

Total North America		2,355,225

Oceania — 0.0%
Commercial & Professional Services — 0.0%
Journey Group PLC (a),(c),(d)	15,330	0

Total Oceania		0

South America — 0.1%
Consumer Discretionary Distribution & Retail — 0.1%
Guitar Center, Inc. (a),(c),(d)	38,645	3,007,740

Total South America		3,007,740

TOTAL PREFERRED STOCK (COST $8,825,537)		5,362,965

Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 5.8%
Europe — 0.4%
Birch Grove CLO 7 Ltd., Series 2023-7A, Class E, 3 mo. TSFR + 8.64%, 14.02%, 10/20/36 (d),(e),(f)	$3,100,000	3,253,155
Eaton Vance CLO Ltd., Series 2013-1A, Class C3R, 3 mo. TSFR + 3.66%, 8.99%, 01/15/34 (d),(e),(f)	2,500,000	2,531,875
HalseyPoint CLO 7 Ltd., Series 2023-7A, Class D, 3 mo. TSFR + 5.84%, 11.16%, 07/20/36 (d),(e),(f)	1,000,000	1,029,651
MidOcean Credit CLO XV Ltd., Series 2024-15A, Class D, 3 mo. TSFR + 3.35%, 8.69%, 07/21/37 (d),(e),(f)	2,000,000	2,000,000
Silver Point CLO 2 Ltd.,
Series 2023-2X, Class D1, 3 mo. TSFR + 5.56%, 10.88%, 04/20/35 (b),(d),(f)	1,000,000	1,017,803
Series 2023-2A, Class D2, 3 mo. TSFR + 7.64%, 12.96%, 04/20/35 (d),(e),(f)	4,958,678	5,128,156

Total Europe		14,960,640

North America — 5.4%
ACE Securities Corp. Home Equity Loan Trust, Series 2006-ASP6, Class A2C, 1 mo. TSFR + .43%, 5.78%, 12/25/36 (d),(f)	2,406,121	756,860
AIMCO CLO, Series 2015-AA, Class DR2, 3 mo. TSFR + 3.31%, 8.63%, 10/17/34 (d),(e),(f)	1,700,000	1,691,514
Allegro CLO XII Ltd., Series 2020-1A, Class E, 3 mo. TSFR + 7.36%, 12.69%, 01/21/32 (d),(e),(f)	2,250,000	2,266,049
Allegro CLO XV Ltd., Series 2022-1A, Class D, 3 mo. TSFR + 3.65%, 8.97%, 07/20/35 (d),(e),(f)	1,500,000	1,494,864
AMMC CLO 24 Ltd., Series 2021-24A, Class E, 3 mo. TSFR + 6.83%, 12.16%, 01/20/35 (d),(e),(f)	1,000,000	993,907
Ares LIV CLO Ltd., Series 2019-54A, Class E, 3 mo. TSFR + 7.60%, 12.93%, 10/15/32 (d),(e),(f)	250,000	248,846
ARES Loan Funding IV Ltd., Series 2023-ALF4A, Class D, 3 mo. TSFR + 4.68%, 10.01%, 10/15/36 (d),(e),(f)	1,000,000	1,021,876
ARES LXI CLO Ltd., Series 2021-61A, Class DR, 3 mo. TSFR + 3.90%, 9.23%, 04/20/37 (d),(e),(f)	1,000,000	1,010,100
Ares LXVI CLO Ltd., Series 2022-66A, Class ER, 3 mo. TSFR + 7.00%, 12.32%, 07/25/36 (d),(e),(f)	2,000,000	2,013,536

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Ares XLIII CLO Ltd., Series 2017-43A, Class ER, 3 mo. TSFR + 7.12%, 12.45%, 07/15/34 (d),(e),(f)	$1,500,000	$1,482,915
Bain Capital Credit CLO Ltd.,
Series 2024-2A, Class D1, 3 mo. TSFR + 3.70%, 9.03%, 07/15/37 (d),(e),(f)	1,000,000	1,009,810
Series 2020-4A, Class D1AR, 3 mo. TSFR + 4.75%, 10.07%, 10/20/36 (d),(e),(f)	1,000,000	1,022,999
Series 2023-1A, Class D, 3 mo. TSFR + 4.90%, 10.23%, 04/16/36 (d),(e),(f)	1,000,000	1,013,062
Series 2020-4A, Class ER, 3 mo. TSFR + 7.98%, 13.30%, 10/20/36 (d),(e),(f)	1,000,000	1,036,408
Series 2023-2A, Class E, 3 mo. TSFR + 8.48%, 13.81%, 07/18/36 (d),(e),(f)	1,000,000	1,033,121
Balboa Bay Loan Funding Ltd.,
Series 2024-1A, Class E, 3 mo. TSFR + 6.25%, 11.57%, 07/20/37 (d),(e),(f)	1,000,000	1,005,000
Series 2021-1A, Class E, 3 mo. TSFR + 6.42%, 11.75%, 07/20/34 (d),(e),(f)	1,000,000	939,571
Ballyrock CLO Ltd.,
Series 2022-19A, Class C, 3 mo. TSFR + 3.50%, 8.82%, 04/20/35 (d),(e),(f)	1,350,000	1,343,251
Series 2020-14A, Class C, 3 mo. TSFR + 3.86%, 9.19%, 01/20/34 (d),(e),(f)	2,000,000	1,990,828
Series 2022-20A, Class CR, 3 mo. TSFR + 4.15%, 9.48%, 07/15/34 (d),(e),(f)	2,000,000	2,006,820
Series 2022-20A, Class DR, 3 mo. TSFR + 7.25%, 12.58%, 07/15/34 (d),(e),(f)	1,500,000	1,497,181
Barings CLO Ltd.,
Series 2022-2A, Class D, 3 mo. TSFR + 4.25%, 9.58%, 07/15/35 (d),(e),(f)	1,500,000	1,494,535
Series 2023-3A, Class D, 3 mo. TSFR + 4.50%, 9.83%, 10/15/36 (d),(e),(f)	1,500,000	1,512,646
Series 2019-4A, Class ER, 3 mo. TSFR + 6.40%, 11.72%, 07/15/37 (d),(e),(f)	2,000,000	1,997,526
Series 2021-2A, Class E, 3 mo. TSFR + 6.51%, 11.84%, 07/15/34 (d),(e),(f)	1,000,000	982,290
Series 2019-3A, Class ER, 3 mo. TSFR + 6.96%, 12.29%, 04/20/31 (d),(e),(f)	2,000,000	1,997,776
Series 2019-2A, Class DR, 3 mo. TSFR + 7.04%, 12.37%, 04/15/36 (d),(e),(f)	500,000	495,041
Series 2023-3A, Class E, 3 mo. TSFR + 7.33%, 12.66%, 10/15/36 (d),(e),(f)	1,000,000	1,023,744
BBAM U.S. CLO II Ltd.,
Series 2023-2A, Class C2, 3 mo. TSFR + 7.00%, 12.33%, 10/15/38 (d),(e),(f)	2,000,000	2,075,426
Series 2023-2A, Class D, 3 mo. TSFR + 8.15%, 13.48%, 10/15/38 (d),(e),(f)	4,300,000	4,437,953
BBAM U.S. CLO III Ltd., Series 2023-3A, Class C2, 3 mo. TSFR + 7.35%, 12.68%, 10/15/38 (d),(e),(f)	4,600,000	4,799,028
BCAPB LLC Trust, Series 2007-AB1, Class A1, 1 mo. TSFR + .41%, 4.83%, 03/25/37 (d),(f)	673,502	243,121
BDS Ltd., Series 2021-FL7, Class C, 1 mo. TSFR + 1.81%, 7.15%, 06/16/36 (d),(e),(f)	1,000,000	982,668
Benefit Street Partners CLO X Ltd.,
Series 2016-10A, Class CRR, 3 mo. TSFR + 3.76%, 9.09%, 04/20/34 (d),(e),(f)	2,000,000	1,996,014
Series 2016-10A, Class DRR, 3 mo. TSFR + 7.01%, 12.34%, 04/20/34 (d),(e),(f)	1,000,000	992,784
Benefit Street Partners CLO XX Ltd., Series 2020-20A, Class ER, 3 mo. TSFR + 7.01%, 12.34%, 07/15/34 (d),(e),(f)	1,000,000	992,756
Benefit Street Partners CLO XXI Ltd., Series 2020-21A, Class ER, 3 mo. TSFR + 6.96%, 12.29%, 10/15/34 (d),(e),(f)	1,000,000	992,638
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ER, 3 mo. TSFR + 6.93%, 12.25%, 04/20/35 (d),(e),(f)	1,000,000	1,002,591
Benefit Street Partners CLO XXIII Ltd., Series 2021-23A, Class D, 3 mo. TSFR + 3.91%, 9.24%, 04/25/34 (d),(e),(f)	1,800,000	1,801,730
BHG Securitization Trust, Series 2022-A, Class C, 3.08%, 02/20/35 (d),(e)	312,000	287,582
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class ER, 3 mo. TSFR + 7.12%, 12.45%, 07/25/34 (d),(e),(f)	1,000,000	987,636
BlueMountain CLO XXVIII Ltd., Series 2021-28A, Class E, 3 mo. TSFR + 6.66%, 11.99%, 04/15/34 (d),(e),(f)	250,000	248,145
BlueMountain CLO XXXII Ltd., Series 2021-32A, Class D, 3 mo. TSFR + 3.66%, 8.99%, 10/15/34 (d),(e),(f)	2,000,000	1,953,768
BPCRE Ltd., Series 2022-FL2, Class B, 1 mo. TSFR + 3.80%, 9.13%, 01/16/37 (d),(e),(f)	1,000,000	999,987

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Broad River BSL Funding CLO Ltd.,
Series 2020-1A, Class DR, 3 mo. TSFR + 3.36%, 8.69%, 07/20/34 (d),(e),(f)	$1,400,000	$1,397,302
Series 2020-1A, Class ER, 3 mo. TSFR + 6.76%, 12.09%, 07/20/34 (d),(e),(f)	2,000,000	1,995,724
Bryant Park Funding Ltd.,
Series 2024-23A, Class D1, 3 mo. TSFR + 3.85%, 9.18%, 05/15/37 (d),(e),(f)	1,250,000	1,257,925
Series 2024-23A, Class D2, 3 mo. TSFR + 5.05%, 10.38%, 05/15/37 (d),(e),(f)	2,000,000	2,017,426
Series 2024-22A, Class E, 3 mo. TSFR + 7.13%, 12.44%, 04/15/37 (d),(e),(f)	1,250,000	1,259,566
BSPRT Issuer Ltd., Series 2022-FL9, Class C, 1 mo. TSFR + 3.92%, 9.24%, 07/15/39 (d),(e),(f)	1,277,000	1,263,618
Canyon CLO Ltd., Series 2021-3A, Class D, 3 mo. TSFR + 3.31%, 8.64%, 07/15/34 (d),(e),(f)	1,000,000	977,770
Capital Four US CLO III Ltd., Series 2022-2A, Class D1, 3 mo. TSFR + 5.80%, 11.12%, 01/21/35 (d),(e),(f)	1,000,000	1,015,835
Carlyle U.S. CLO Ltd.,
Series 2019-2A, Class CR, 3 mo. TSFR + 3.46%, 8.79%, 07/15/32 (d),(e),(f)	1,500,000	1,492,506
Series 2019-1A, Class CR, 3 mo. TSFR + 3.61%, 8.94%, 04/20/31 (d),(e),(f)	1,500,000	1,495,476
Series 2021-9A, Class E, 3 mo. TSFR + 6.89%, 12.22%, 10/20/34 (d),(e),(f)	1,000,000	992,898
Series 2023-5A, Class E, 3 mo. TSFR + 7.90%, 13.22%, 01/27/36 (d),(e),(f)	1,000,000	1,026,824
CarVal CLO II Ltd., Series 2019-1A, Class ER, 3 mo. TSFR + 6.83%, 12.16%, 04/20/32 (d),(e),(f)	2,500,000	2,493,175
CarVal CLO IV Ltd., Series 2021-1A, Class E, 3 mo. TSFR + 6.86%, 12.19%, 07/20/34 (d),(e),(f)	1,000,000	969,419
CarVal CLO IX-C Ltd., Series 2024-1A, Class E, 3 mo. TSFR + 6.75%, 12.07%, 04/20/37 (d),(e),(f)	1,000,000	1,013,600
Cedar Funding IV CLO Ltd., Series 2014-4A, Class ERR, 3 mo. TSFR + 6.87%, 12.20%, 07/23/34 (d),(e),(f)	1,500,000	1,458,792
Cedar Funding VI CLO Ltd.,
Series 2016-6A, Class DRR, 3 mo. TSFR + 3.57%, 8.90%, 04/20/34 (d),(e),(f)	1,000,000	1,010,522
Series 2016-6A, Class ERR, 3 mo. TSFR + 6.98%, 12.31%, 04/20/34 (d),(e),(f)	1,250,000	1,231,725
Cedar Funding XVII CLO Ltd., Series 2023-17A, Class E, 3 mo. TSFR + 8.16%, 13.48%, 07/20/36 (d),(e),(f)	1,000,000	1,034,328
Centex Home Equity Loan Trust, Series 2004-D, Class BF, 6.40%, 09/25/34 (d),(g)	343,182	280,551
CIFC Funding Ltd.,
Series 2019-3A, Class CR, 3 mo. TSFR + 3.31%, 8.64%, 10/16/34 (d),(e),(f)	1,140,000	1,139,153
Series 2021-6A, Class D, 3 mo. TSFR + 3.36%, 8.69%, 10/15/34 (d),(e),(f)	1,000,000	996,085
Series 2019-3A, Class DR, 3 mo. TSFR + 7.06%, 12.39%, 10/16/34 (d),(e),(f)	1,000,000	1,002,723
CoreVest American Finance Ltd.,
Series 2019-3, Class XA, 2.16%, 10/15/52 (d),(e),(f),(h)	6,252,330	59,541
Series 2020-4, Class XB, 2.96%, 12/15/52 (d),(e),(f),(h)	1,000,000	88,675
Series 2021-1, Class XA, 3.04%, 04/15/53 (d),(e),(f),(h)	619,564	19,376
Series 2021-2, Class XA, 3.14%, 07/15/54 (d),(e),(f),(h)	755,686	50,835
Series 2020-4, Class XA, 4.01%, 12/15/52 (d),(e),(f),(h)	530,047	28,470
Series 2020-1, Class E, 4.80%, 03/15/50 (d),(e),(f)	125,000	110,371
Series 2017-2, Class M, 5.56%, 12/25/27 (d),(e),(f)	1,000,000	924,092
Dryden 107 CLO Ltd., Series 2023-107A, Class E, 3 mo. TSFR + 7.73%, 13.05%, 08/15/35 (d),(e),(f)	500,000	512,030
Dryden 95 CLO Ltd., Series 2021-95A, Class E, 3 mo. TSFR + 6.41%, 11.74%, 08/20/34 (d),(e),(f)	1,000,000	961,215
Elmwood CLO 21 Ltd., Series 2022-8A, Class DR, 3 mo. TSFR + 4.00%, 9.32%, 10/20/36 (d),(e),(f)	1,000,000	1,002,971
Elmwood CLO 26 Ltd., Series 2024-1A, Class E, 3 mo. TSFR + 6.45%, 11.74%, 04/18/37 (d),(e),(f)	1,605,200	1,652,483
Empower CLO Ltd., Series 2022-1A, Class E, 3 mo. TSFR + 8.55%, 13.87%, 10/20/34 (d),(e),(f)	2,250,000	2,274,838
EnFin Residential Solar Receivables Trust, Series 2024-1A, Class B, 8.44%, 02/20/55 (d),(e)	252,250	251,789

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Exeter Automobile Receivables Trust, Series 2024-1A, Class E, 7.89%, 08/15/31 (d),(e)	$1,426,000	$1,428,664
Fort Washington CLO Ltd., Series 2021-2A, Class E, 3 mo. TSFR + 6.87%, 12.20%, 10/20/34 (d),(e),(f)	1,500,000	1,484,982
FS Rialto Issuer LLC,
Series 2022-FL4, Class C, 1 mo. SOFR + 3.25%, 8.58%, 01/19/39 (d),(e),(f)	1,000,000	980,657
Series 2022-FL5, Class B, 1 mo. TSFR + 3.37%, 8.71%, 06/19/37 (d),(e),(f)	155,000	153,520
Series 2022-FL5, Class C, 1 mo. TSFR + 3.92%, 9.26%, 06/19/37 (d),(e),(f)	1,000,000	985,221
Galaxy 30 CLO Ltd., Series 2022-30A, Class E, 3 mo. TSFR + 6.95%, 12.28%, 04/15/35 (d),(e),(f)	1,000,000	1,007,720
Galaxy 31 CLO Ltd.,
Series 2023-31A, Class D, 3 mo. TSFR + 5.25%, 10.58%, 04/15/36 (d),(e),(f)	1,500,000	1,524,127
Series 2023-31A, Class E, 3 mo. TSFR + 8.43%, 13.76%, 04/15/36 (d),(e),(f)	2,000,000	2,060,258
Galaxy 32 CLO Ltd., Series 2023-32A, Class D, 3 mo. TSFR + 4.30%, 9.62%, 10/20/36 (d),(e),(f)	1,000,000	1,011,077
Galaxy XXII CLO Ltd.,
Series 2016-22A, Class DRR, 3 mo. TSFR + 3.61%, 8.94%, 04/16/34 (d),(e),(f)	1,000,000	997,541
Series 2016-22A, Class ERR, 3 mo. TSFR + 6.76%, 12.09%, 04/16/34 (d),(e),(f)	500,000	500,547
Goldentree Loan Management US CLO Ltd., Series 2022-14A, Class D, 3 mo. TSFR + 4.45%, 9.77%, 07/20/35 (d),(e),(f)	1,500,000	1,494,958
Goodleap Sustainable Home Solutions Trust, Series 2023-3C, Class B, 7.80%, 07/20/55 (d),(e)	361,000	356,964
Greywolf CLO II Ltd., Series 2013-1A, Class C1RR, 3 mo. TSFR + 3.61%, 8.94%, 04/15/34 (d),(e),(f)	1,000,000	995,012
GSAA Home Equity Trust,
Series 2004-5, Class M2, 4.34%, 06/25/34 (d),(g)	293,443	228,244
Series 2006-6, Class AF3, 5.73%, 03/25/36 (d),(f)	804,463	231,184
Series 2006-8, Class 2A3B, 1 mo. TSFR + .67%, 6.02%, 05/25/36 (d),(f)	1,527,000	315,639
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class E, 3 mo. TSFR + 6.97%, 12.30%, 04/20/34 (d),(e),(f)	1,500,000	1,485,035
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class E, 3 mo. TSFR + 7.20%, 12.53%, 01/30/35 (d),(e),(f)	1,000,000	987,444
HalseyPoint CLO I Ltd., Series 2019-1A, Class E, 3 mo. TSFR + 7.96%, 13.29%, 01/20/33 (d),(e),(f)	1,000,000	1,001,218
HPS Loan Management Ltd., Series 2021-16A, Class E, 3 mo. TSFR + 6.76%, 12.09%, 01/23/35 (d),(e),(f)	1,000,000	989,903
Jamestown CLO XIV Ltd., Series 2019-14A, Class DR, 3 mo. TSFR + 7.46%, 12.79%, 10/20/34 (d),(e),(f)	1,500,000	1,507,980
Jamestown CLO XVI Ltd., Series 2021-16A, Class D, 3 mo. TSFR + 3.91%, 9.24%, 07/25/34 (d),(e),(f)	1,000,000	993,986
KKR CLO 43 Ltd., Series 2022-43A, Class ER, 3 mo. TSFR + 7.97%, 13.30%, 01/15/36 (d),(e),(f)	2,000,000	2,064,606
Lendbuzz Securitization Trust, Series 2024-2A, Class C, 7.45%, 05/15/31 (d),(e)	366,000	373,470
Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A3, 1 mo. TSFR + .43%, 5.78%, 11/25/36 (d),(f)	2,867,076	865,691
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-H1, Class 2A2, 1 mo. TSFR + 3.61%, 8.96%, 10/25/37 (d),(f)	707,601	474,561
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM5, Class A2B, 1 mo. TSFR + .35%, 5.70%, 10/25/37 (d),(f)	1,491,487	227,561
Series 2006-RM5, Class A2C, 1 mo. TSFR + .47%, 5.82%, 10/25/37 (d),(f)	2,172,606	334,968
MF1 LLC,
Series 2022-FL9, Class B, 1 mo. TSFR + 3.15%, 8.49%, 06/19/37 (d),(e),(f)	1,213,000	1,209,018
Series 2022-FL9, Class C, 1 mo. TSFR + 3.70%, 9.04%, 06/19/37 (d),(e),(f)	1,000,000	991,787
MF1 Ltd., Series 2022-FL8, Class C, 1 mo. TSFR + 2.20%, 7.54%, 02/19/37 (d),(e),(f)	847,000	817,959

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
MidOcean Credit CLO XIII Ltd., Series 2023-13A, Class D, 3 mo. TSFR + 5.09%, 10.42%, 01/21/37 (d),(e),(f)	$1,000,000	$1,018,026
Morgan Stanley Eaton Vance CLO Ltd., Series 2022-17A, Class E, 3 mo. TSFR + 7.90%, 13.22%, 07/20/35 (d),(e),(f)	1,375,000	1,368,953
Morgan Stanley Mortgage Loan Trust, Series 2006-17XS, Class A3A, 6.15%, 10/25/46 (d),(g)	868,934	242,321
New Mountain CLO 2 Ltd., Series CLO-2A, Class E, 3 mo. TSFR + 6.62%, 11.95%, 04/15/34 (d),(e),(f)	1,000,000	999,557
OCP CLO Ltd.,
Series 2015-10A, Class DR2, 3 mo. TSFR + 3.21%, 8.54%, 01/26/34 (d),(e),(f)	1,000,000	977,983
Series 2022-25A, Class E1, 3 mo. TSFR + 6.15%, 11.47%, 07/20/35 (d),(e),(f)	1,000,000	992,500
Series 2021-22A, Class E, 3 mo. TSFR + 6.86%, 12.19%, 12/02/34 (d),(e),(f)	2,000,000	2,000,854
Series 2023-28A, Class E, 3 mo. SOFR + 8.40%, 13.73%, 07/16/36 (d),(e),(f)	1,000,000	1,036,226
Octagon 60 Ltd., Series 2022-1A, Class D1, 3 mo. TSFR + 5.00%, 10.32%, 10/20/35 (d),(e),(f)	1,000,000	1,005,618
Octagon 62 Ltd., Series 2022-1A, Class E, 3 mo. TSFR + 7.75%, 13.07%, 01/20/36 (d),(e),(f)	2,000,000	2,020,160
OHA Credit Funding 10 Ltd., Series 2021-10A, Class E, 3 mo. TSFR + 6.51%, 11.84%, 01/18/36 (d),(e),(f)	1,000,000	1,000,505
Oportun Issuance Trust, Series 2021-B, Class C, 3.65%, 05/08/31 (d),(e)	4,683,811	4,544,387
Palmer Square CLO Ltd.,
Series 2018-2A, Class CR, 3 mo. TSFR + 3.90%, 9.23%, 04/16/37 (d),(e),(f)	1,000,000	1,003,272
Series 2022-4A, Class D, 3 mo. TSFR + 5.34%, 10.66%, 10/20/35 (d),(e),(f)	1,000,000	1,016,107
Series 2022-3A, Class E, 3 mo. TSFR + 7.98%, 13.30%, 07/20/35 (d),(e),(f)	1,750,000	1,746,512
Park Avenue Institutional Advisers CLO Ltd., Series 2022-1A, Class D, 3 mo. TSFR + 7.29%, 12.61%, 04/20/35 (d),(e),(f)	1,000,000	973,873
People’s Choice Home Loan Securities Trust, Series 2005-2, Class M5, 1 mo. TSFR + 1.09%, 6.43%, 05/25/35 (d),(f)	488,000	280,955
Pikes Peak CLO 2, Series 2018-2A, Class D1R, 3 mo. TSFR + 3.51%, 8.84%, 10/18/34 (d),(e),(f)	3,500,000	3,495,114
Pikes Peak CLO 6, Series 2020-6A, Class ER2, 3 mo. TSFR + 6.69%, 12.02%, 05/18/34 (d),(e),(f)	1,000,000	1,006,075
Point Securitization Trust, Series 2021-1, Class A2, 5.56%, 02/25/52 (d),(e),(f),(h)	1,000,000	888,786
Post CLO Ltd., Series 2021-1A, Class E, 3 mo. TSFR + 6.71%, 12.04%, 10/15/34 (d),(e),(f)	1,000,000	1,006,894
PPM CLO 3 Ltd., Series 2019-3A, Class ER, 3 mo. TSFR + 6.87%, 12.19%, 04/17/34 (d),(e),(f)	500,000	468,249
RAMP Trust, Series 2005-RS4, Class M7, 1 mo. TSFR + 1.39%, 7.38%, 04/25/35 (d),(f)	2,253,000	1,833,307
RASC Trust, Series 2006-KS1, Class M4, 1 mo. TSFR + .64%, 6.25%, 02/25/36 (d),(f)	331,961	230,925
Romark CLO II Ltd., Series 2018-2A, Class D, 3 mo. TSFR + 6.51%, 11.84%, 07/25/31 (d),(e),(f)	2,250,000	2,233,676
Romark CLO IV Ltd.,
Series 2021-4A, Class C1, 3 mo. TSFR + 3.46%, 8.76%, 07/10/34 (d),(e),(f)	1,000,000	964,622
Series 2021-4A, Class D, 3 mo. TSFR + 7.21%, 12.51%, 07/10/34 (d),(e),(f)	500,000	489,945
RR 2 Ltd., Series 2017-2A, Class DR, 3 mo. TSFR + 6.06%, 11.39%, 04/15/36 (d),(e),(f)	1,000,000	995,385
RR15 Ltd., Series 2021-15A, Class C, 3 mo. TSFR + 3.16%, 8.49%, 04/15/36 (d),(e),(f)	1,000,000	971,205
Saluda Grade Alternative Mortgage Trust, Series 2023-FIG4, Class C, 8.01%, 11/25/53 (d),(e),(f)	1,015,457	1,027,333
Saxon Asset Securities Trust, Series 2004-2, Class MF3, 3.24%08/25/35 (d),(g)	697,645	515,418
Sculptor CLO XXIX Ltd., Series 29A, Class D1, 3 mo. TSFR + 3.46%, 8.79%, 10/22/34 (d),(e),(f)	2,000,000	1,971,188
Signal Peak CLO 5 Ltd., Series 2018-5A, Class D1R, 3 mo. TSFR + 4.20%, 9.53%, 04/25/37 (d),(e),(f)	1,000,000	1,020,847
Signal Peak CLO 7 Ltd., Series 2019-1A, Class D, 3 mo. TSFR + 4.11%, 9.44%, 04/30/32 (d),(e),(f)	1,500,000	1,492,574
Sound Point CLO XXIII Ltd., Series 2019-2A, Class ER, 3 mo. TSFR + 6.73%, 12.06%, 07/15/34 (d),(e),(f)	2,400,000	2,089,044
STAR Trust, Series 2022-SFR3, Class E2, 1 mo. TSFR + 3.70%, 9.03%, 05/17/39 (d),(e),(f)	1,000,000	992,364
Sunnova Helios XIII Issuer LLC, Series 2024-A, Class C, 7.00%, 02/20/51 (d),(e)	752,065	711,094

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Principal Amount		Value
Sunnova Helios XIV Issuer LLC, Series 2024-B, Class B, 7.00%, 05/22/51 (d),(e)	$1,203,000		$1,181,152
Symphony CLO 34-PS Ltd., Series 2022-34A, Class DR, 3 mo. TSFR + 5.25%, 10.57%, 07/24/36 (d),(e),(f)	1,000,000		1,022,597
Symphony CLO Ltd., Series 2023-38A, Class D, 3 mo. TSFR + 5.20%, 10.52%, 04/24/36 (d),(e),(f)	1,000,000		1,016,704
TIC Home Improvement Trust, Series 2024-A, Class B, 7.89%, 10/15/46 (d),(e)	252,000		253,484
Towd Point Mortgage Trust, Series 2023-CES2, Class M1, 8.08%, 10/25/63 (d),(e),(f)	3,644,000		3,831,440
Trestles CLO V Ltd., Series 2021-5A, Class E, 3 mo. TSFR + 6.61%, 11.94%, 10/20/34 (d),(e),(f)	1,500,000		1,515,634
Trestles CLO VI Ltd.,
Series 2023-6A, Class D, 3 mo. TSFR + 5.00%, 10.36%, 01/25/36 (d),(e),(f)	2,000,000		2,023,412
Series 2023-6A, Class E, 3 mo. TSFR + 6.50%, 11.86%, 01/25/36 (d),(e),(f)	1,000,000		1,014,139
Tricolor Auto Securitization Trust, Series 2023-1A, Class E, 13.45%, 06/15/28 (d),(e)	577,000		596,211
Trinitas CLO VI Ltd., Series 2017-6A, Class ER, 3 mo. TSFR + 7.08%, 12.40%, 01/25/34 (d),(e),(f)	1,000,000		934,128
Trinitas CLO XXI Ltd., Series 2022-21A, Class E, 3 mo. TSFR + 8.66%, 13.98%, 01/20/36 (d),(e),(f)	2,000,000		2,051,454
Vibrant CLO XII Ltd., Series 2021-12A, Class DR, 3 mo. TSFR + 6.94%, 10.33%, 04/20/34 (d),(e),(f)	1,000,000		977,448
Vibrant CLO XIV Ltd., Series 2021-14A, Class D, 3 mo. TSFR + 7.12%, 12.45%, 10/20/34 (d),(e),(f)	1,000,000		992,629
Vibrant CLO XVI Ltd., Series 2023-16A, Class C, 3 mo. TSFR + 5.84%, 11.17%, 04/15/36 (d),(e),(f)	1,000,000		1,019,836
Voya CLO Ltd.,
Series 2020-3A, Class DR, 3 mo. TSFR + 3.51%, 8.84%, 10/20/34 (d),(e),(f)	1,100,000		1,097,401
Series 2018-3A, Class E, 3 mo. TSFR + 6.01%, 11.34%, 10/15/31 (d),(e),(f)	1,500,000		1,447,422
Series 2021-1A, Class E, 3 mo. TSFR + 6.61%, 11.94%, 07/15/34 (d),(e),(f)	1,000,000		982,312
Wellfleet CLO Ltd., Series 2022-2A, Class E, 3 mo. TSFR + 8.56%, 13.89%, 10/18/35 (d),(e),(f)	2,500,000		2,525,407
Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2006-1, Class M6, 1 mo. TSFR + ..79%, 6.13%, 05/25/36 (d),(f)	3,087,342		2,869,638

Total North America			202,001,336

TOTAL ASSET-BACKED SECURITIES (COST $214,645,369)			216,961,976

BANK DEBT — 4.3%
Europe — 0.5%
Entertainment — 0.1%
McLaren Racing Ltd., GBP Term Loan, 10.82%, 12/31/35 (c),(d),(f)	2,248,316	GBP	2,982,809

Investment Company Security — 0.2%
Infinity Bidco U.S. LLC,
2021 Incremental Fixed Term Loan, 0.00%, 04/01/28 (c),(d),(f),(i)	$2,891,700		2,706,631
Fixed Term Loan, 0.00%, 12/23/22 (c),(d),(f),(i)	6,748,084		6,316,207

			9,022,838

Pharmaceuticals — 0.0%
Mallinckrodt International Finance SA, 2023 Second Out Term Loan, 1 mo. USD Term SOFR + 9.50%, 14.84%, 11/14/28 (d),(f)	997,951		1,082,278

Software — 0.2%
Cuppa Bidco BV,
EUR Term Loan B1, 6 mo. EURIBOR + 4.75%, 8.42%, 06/29/29 (d),(f)	2,854,029	EUR	2,904,001

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Principal Amount		Value
GBP Term Loan B2, 10.83%, 07/30/29 (d),(f)	2,600,970	GBP	$3,159,659

			6,063,660

Total Europe			19,151,585

North America — 3.4%
Advertising — 0.0%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.00%, 9.46%, 08/23/28 (d),(f)	$302,168		302,167

Commercial Services — 0.1%
AVSC Holding Corp.,
2020 Term Loan B1, 1 mo. USD Term SOFR + 3.25%, 8.68%, 03/03/25 (d),(f)	1,191,427		1,180,335
2020 Term Loan B3, 5.00%, 10/15/26 (d),(f),(j)	627,361		647,907
Brock Holdings III, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 6.00%, 11.34%, 05/02/30 (c),(d),(f)	1,000,465		1,005,467
CoreLogic, Inc., Term Loan, 1 mo. USD Term SOFR + 3.50%, 8.96%, 06/02/28 (d),(f)	133,559		131,365

			2,965,074

Cosmetics/Personal Care — 0.3%
Revlon Intermediate Holdings IV LLC, 2023 Exit Term Loan, 6 mo. USD Term SOFR + 6.88%, 12.19%, 05/02/28 (d),(f)	10,359,141		10,296,986

Distribution/Wholesale — 0.0%
Veritiv Corp., Term Loan B, 3 mo. USD Term SOFR + 4.50%, 9.78%, 11/30/30 (d),(f)	570,117		569,120

Diversified Financial Services — 0.2%
Atlas CC Acquisition Corp.,
Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.86%, 05/25/28 (d),(f)	1,275,246		927,384
Term Loan C, 3 mo. USD Term SOFR + 4.25%, 9.86%, 05/25/28 (d),(f)	259,382		188,628
Curo Group Holdings Corp.,
2024 DIP Term Loan, 1 mo. USD Term SOFR + 10.00%, 15.33%, 10/04/24 (c),(d),(f)	1,216,142		1,252,627
Term Loan, PIK, 8.00%, 08/02/27 (d),(f)	4,175,129		4,349,106

			6,717,745

Engineering & Construction — 0.0%
Qualtek Buyer LLC,
2023 PIK Second Lien Term Loan, PIK, 1.00%, 01/14/27 (c),(d),(f)	6,093,750		305
2023 PIK Term Loan, PIK, 1.00%, 07/14/25 (c),(d),(f)	7,355,406		1,323,973

			1,324,278

Food — 0.4%
H Food Holdings LLC,
2018 Incremental Term Loan B2, 3 mo. USD Term SOFR + 4.00%, 9.61%, 05/23/25 (d),(f)	594,784		432,521
2018 Term Loan B, 3 mo. USD Term SOFR + 3.69%, 9.30%, 05/23/25 (d),(f)	8,518,543		6,194,599
2020 Incremental Term Loan B3, 5.00%, 05/23/25 (d),(f),(j)	269,610		196,058
Max U.S. Bidco, Inc., Term Loan B, 1 mo. USD Term SOFR + 5.00%, 10.34%, 10/02/30 (d),(f)	3,069,851		2,886,704
United Natural Foods, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.75%, 10.09%, 05/01/31 (d),(f)	4,262,043		4,262,042

			13,971,924

Healthcare-Products — 0.1%
Arthur U.S. Finco, Inc., Term Loan B, 3 mo. USD Term SOFR + 5.25%, 10.58%, 12/14/29 (d),(f)	2,823,920		2,715,679
Bausch & Lomb Corp., Term Loan, 1 mo. USD TERM SOFR + 3.25%, 8.69%, 05/10/27 (d),(f)	427,161		422,248

			3,137,927

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Principal Amount		Value
Healthcare-Services — 0.3%
Team Health Holdings, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 5.25%, 10.59%, 03/02/27 (d),(f)	$3,957,891		$3,674,902
U.S. Renal Care, Inc., 2023 Superpriority Term Loan, 1 mo. USD Term SOFR + 5.00%, 10.44%, 06/20/28 (d),(f)	2,082,869		1,813,138
Women’s Care Enterprises LLC,
2nd Lien Term Loan, 3 mo. USD Term SOFR + 8.25%, 13.68%, 01/12/29 (d),(f)	2,500,059		2,100,049
Term Loan, 3 mo. USD TERM SOFR + 4.50%, 9.93%, 01/15/28 (d),(f)	3,668,068		3,394,797

			10,982,886

Home Furnishings — 0.1%
Weber-Stephen Products LLC,
2022 Incremental Term Loan B, 1 mo. USD Term SOFR + 4.25%, 9.69%, 10/30/27 (d),(f)	1,186,423		1,100,408
Term Loan B, 1 mo. USD Term SOFR + 3.25%, 8.71%, 10/30/27 (d),(f)	4,118,506		3,817,607

			4,918,015

Household Products/Wares — 0.0%
WOOF Holdings, Inc., 1st Lien Term Loan, 3 mo. USD Term SOFR + 3.75%, 9.35%, 12/21/27 (d),(f)	127,692		105,218

Housewares — 0.2%
Springs Windows Fashions LLC, 2021 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.46%, 10/06/28 (d),(f)	9,225,953		7,877,856

Insurance — 0.2%
Asurion LLC,
2020 Term Loan B8, 1 mo. USD Term SOFR + 3.25%, 8.71%, 12/23/26 (d),(f)	2,005,509		1,987,119
2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.25%, 10.71%, 01/20/29 (d),(f)	3,633,350		3,341,555
2023 Term Loan B11, 1 mo. USD Term SOFR + 4.25%, 9.68%, 08/19/28 (d),(f)	777,958		771,260

			6,099,934

Investment Company Security — 0.5%
ATI Holdings Acquisition, Inc. , 2023 2nd Lien Delayed Draw Term Loan, 8.00%, 08/24/28 (c),(d),(f)	808,730		808,730
Bulldog Purchaser, Inc., 2024 Term Loan B, 4.25%, 06/13/31 (c),(d),(f)	1,000,000		1,003,750
HB Acquisitions LLC, 2022 AUD Term Loan, 3 mo. BBSY + 10.00%, 10.61%, 02/15/25 (c),(d),(f)	20,652,523	AUD	13,673,969
New Millennium HoldCo, Inc., 2020 Term Loan, 3 mo. USD TERM SOFR + 5.50%, 10.84%, 05/14/25 (c),(d),(f)	$1,171,448		1,171,448
Titan Acquisition Ltd., 2024 Term Loan B, 6 mo. USD Term SOFR + 5.00%, 10.33%, 02/15/29 (d),(f)	639,544		640,612

			17,298,509

Iron/Steel — 0.1%
Titan Purchaser, Inc., Term Loan B, 3 mo. USD Term SOFR + 6.00%, 11.34%, 03/01/30 (c),(d),(f)	3,288,609		3,325,606

Machinery-Diversified — 0.4%
Arcline FM Holdings LLC,
2021 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.75%, 10.35%, 06/23/28 (d),(f)	86,434		86,501
2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 8.25%, 13.85%, 06/23/29 (c),(d),(f)	2,720,954		2,700,547
Engineered Machinery Holdings, Inc.,
2021 USD 2nd Lien Incremental Term Loan, 3 mo. USD Term SOFR + 6.50%, 12.10%, 05/21/29 (c),(d),(f)	1,122,432		1,115,417
2021 USD 2nd Lien Term Loan, 3 mo. USD Term SOFR + 6.00%, 11.60%, 05/21/29 (d),(f)	11,545,028		11,451,283

			15,353,748

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Principal Amount		Value
Media — 0.2%
A-L Parent LLC, 2023 Take Back Term Loan, 1 mo. USD Term SOFR + 5.50%, 10.84%, 06/30/28 (d),(f)	$6,880,702		$6,900,037

Metal Fabricate/Hardware — 0.1%
Dynacast International LLC, 2021 First Out Term Loan, 3 mo. USD Term SOFR + 4.75%, 10.20%, 07/22/25 (d),(f)	2,367,915		2,261,359

Oil & Gas — 0.0%
Gulf Finance LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 6.25%, 11.69%, 08/25/26 (d),(f)	1,328,427		1,335,402

Packaging & Containers — 0.0%
LABL, Inc., 2021 USD 1st Lien Term Loan, 1 mo. USD TERM SOFR + 5.00%, 10.44%, 10/29/28 (d),(f)	2,068,057		2,039,187

Retail — 0.0%
Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 9.85%, 04/15/28 (d),(f)	1,923,718		1,723,479

Software — 0.2%
Castle U.S. Holding Corp.,
EUR Term Loan, 3 mo. EURIBOR + 3.75%, 7.54%, 01/29/27 (d),(f)	502,453	EUR	339,903
USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 9.36%, 01/29/27 (d),(f)	$5,568,499		3,432,478
Cloud Software Group, Inc., 2024 USD Term Loan B, 1 mo. USD Term SOFR + 4.00%, 9.35%, 03/30/29 (d),(f)	2,572,228		2,568,370
MedAssets Software Intermediate Holdings, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 4.00%, 9.61%, 12/18/28 (d),(f)	58,744		47,680

			6,388,431

Total North America			125,894,888

Oceania — 0.1%
Lodging — 0.1%
Journey Beyond, AUD Term Loan, 3 mo. BBSY + 5.75%, 10.21%, 02/15/25 (c),(d),(f)	5,791,944	AUD	3,863,806

Total Oceania			3,863,806

South America — 0.3%
Food Service — 0.1%
TKC Holdings, Inc.,
2021 Term Loan, 3 mo. USD Term SOFR + 5.50%, 11.11%, 05/15/28 (d),(f)	$443,930		442,710
2022 PIK Toggle Holdco Term Loan, 0.00%, 02/15/27 (c),(d),(f),(i)	4,365,809		3,579,963

			4,022,673

Leisure Time — 0.2%
Alterra Mountain Co.,
2024 Add-on Term Loan B, 3.75%, 05/31/30 (d),(f),(j)	772,000		775,381
2024 Term Loan B4, 3.25%, 08/17/28 (d),(f),(j)	1,919,583		1,922,789
2024 Term Loan B5, 3.50%, 05/31/30 (d),(f),(j)	2,492,721		2,503,639

			5,201,809

Total South America			9,224,482

TOTAL BANK DEBT (COST $168,313,757)			158,134,761

CORPORATE BONDS & NOTES — 11.0%
Africa — 0.7%
Chemicals — 0.4%
Sasol Financing USA LLC,
4.38%, 09/18/26 (d),(k)	10,599,000		9,977,176

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
6.50%, 09/27/28 (d)	$2,652,000	$2,527,749

		12,504,925

Electric — 0.3%
Eskom Holdings Soc Ltd., 7.13%, 02/11/25 (b),(d)	12,478,000	12,416,858

Total Africa		24,921,783

Asia — 1.1%
Commercial Services — 0.0%
eHi Car Services Ltd., 12.00%, 09/26/27 (b),(d)	1,311,000	1,199,749

Electric — 0.5%
Adani Green Energy Ltd., 4.38%, 09/08/24 (b),(d)	6,157,000	6,088,969
LLPL Capital Pte. Ltd., 6.88%, 02/04/39 (b),(d)	3,240,027	3,261,884
Minejesa Capital BV,
4.63%, 08/10/30 (b),(d)	5,256,160	5,038,741
5.63%, 08/10/37 (b),(d)	3,905,000	3,519,232

		17,908,826

Energy-Alternate Sources — 0.3%
Adani Green Energy UP Ltd., 6.70%, 03/12/42 (b),(d)	2,946,000	2,717,926
Continuum Energy Levanter Pte. Ltd., 4.50%, 02/09/27 (b),(d)	5,984,536	5,970,342

		8,688,268

Investment Company Security — 0.1%
Huarong Finance 2017 Co., Ltd., MTN, 4.25%, 11/07/27 (b),(d),(k)	4,090,000	3,766,645
Huarong Finance 2019 Co., Ltd.,
3.63%, 09/30/30 (b),(d)	291,000	245,933
MTN, 4.25%, 09/30/25 (b),(d),(f),(l)	207,000	199,026

		4,211,604

Iron/Steel — 0.1%
Krakatau Posco PT, 6.38%, 06/11/29 (b),(d)	4,122,000	4,140,763

Lodging — 0.1%
Melco Resorts Finance Ltd.,
5.63%, 07/17/27 (b),(d)	2,063,000	1,969,368
5.75%, 07/21/28 (b),(d)	1,883,000	1,761,017
Wynn Macau Ltd., 5.63%, 08/26/28 (b),(d)	704,000	660,208

		4,390,593

Real Estate — 0.0%
Scenery Journey Ltd., GBP Term Loan B2, 11.50%, 10/24/22 (b),(d),(m)	3,607,000	40,579

Total Asia		40,580,382

Europe — 0.9%
Agriculture — 0.1%
MHP Lux SA,
6.25%, 09/19/29 (d),(e)	689,000	480,923
GBP Term Loan B2, 6.25%, 09/19/29 (b),(d)	3,232,000	2,255,943
GBP Term Loan B2, 6.95%, 04/03/26 (b),(d)	2,457,000	2,039,310

		4,776,176

Airlines — 0.0%
Avianca Midco 2 PLC, 9.00%, 12/01/28 (b),(d)	844,427	815,722

Auto Manufacturers — 0.1%
Mclaren Finance PLC, 7.50%, 08/01/26 (d),(e)	4,420,000	3,842,085

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Principal Amount		Value
Entertainment — 0.0%
CPUK Finance Ltd., 7.88%, 08/28/29 (b),(d)	629,000	GBP	809,033

Food — 0.1%
Forno d’Asolo SpA, GBP Term Loan B2, 9.21%, 04/30/27 (d),(e),(f)	3,404,000	EUR	3,598,122

Healthcare-Services — 0.1%
Kedrion SpA, 6.50%, 09/01/29 (d),(e)	$5,164,000		$4,721,833

Real Estate — 0.1%
Blackstone Property Partners Europe Holdings S.a.r.l., 4.88%, 04/29/32 (b),(d)	1,120,000	GBP	1,277,144

Retail — 0.3%
Stonegate Pub Co. Financing 2019 PLC,
8.25%, 07/31/25 (b),(d)	8,373,000	GBP	10,376,275
GBP Term Loan B2, 8.25%, 07/31/25 (d),(e)	215,000	GBP	266,439

			10,642,714

Telecommunications — 0.1%
VEON Holdings BV, 3.38%, 11/25/27 (b),(d)	$6,113,000		4,920,965

Total Europe			35,403,794

Middle East — 1.4%
Commercial Banks — 0.5%
Akbank TAS,
7.50%, 01/20/30 (b),(d),(k)	4,122,000		4,092,115
9.37%, 03/14/79 (b),(d),(e),(f),(l)	5,683,000		5,632,649
QNB Finansbank AS,
7.25%, 05/21/29 (b),(d)	3,095,000		3,071,788
10.75%, 11/15/33 (b),(d),(f)	2,681,000		2,904,569
Turkiye Garanti Bankasi AS, 8.38%, 02/28/34 (b),(d),(f)	2,881,000		2,870,196

			18,571,317

Commercial Services — 0.0%
Mersin Uluslararasi Liman Isletmeciligi AS, 8.25%, 11/15/28 (b),(d)	1,455,000		1,487,519

Diversified Financial Services — 0.1%
Turkiye Sinai Kalkinma Bankasi AS, 6.00%, 01/23/25 (b),(d),(k)	2,810,000		2,794,180

Electric — 0.1%
Saudi Electricity Sukuk Programme Co., 5.68%, 04/11/53 (b),(d)	3,595,000		3,497,935

Home Furnishings — 0.1%
Vestel Elektronik Sanayi ve Ticaret AS, 9.75%, 05/15/29 (b),(d)	5,200,000		5,189,184

Investment Company Security — 0.4%
Gaci First Investment Co., 5.38%, 10/13/22 (b),(d)	17,063,000		14,604,102

Telecommunications — 0.2%
Turk Telekomunikasyon AS, 7.38%, 05/20/29 (b),(d)	7,014,000		7,039,075

Total Middle East			53,183,312

North America — 5.5%
Advertising — 0.2%
Clear Channel Outdoor Holdings, Inc.,
7.50%, 06/01/29 (d),(e)	6,739,000		5,631,244
7.75%, 04/15/28 (d),(e)	1,508,000		1,319,506

			6,950,750

Airlines — 0.0%
Grupo Aeromexico SAB de CV, 8.50%, 03/17/27 (b),(d),(g)	1,621,000		1,622,093

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Auto Manufacturers — 0.1%
Rivian Holdings LLC, 11.31%, 10/15/26 (d),(e),(f)	$3,374,000	$3,403,502

Chemicals — 0.1%
WR Grace Holdings LLC, 5.63%, 08/15/29 (d),(e)	3,753,000	3,459,123

Distribution/Wholesale — 0.1%
Verde Purchaser LLC, 10.50%, 11/30/30 (d),(e)	2,357,000	2,491,123

Diversified Financial Services — 0.3%
Charles Schwab Corp. (The), 4.00%, 06/01/30 (d),(f),(l)	1,882,000	1,765,798
Curo Group Holdings Corp., 7.50%, 08/01/28 (d),(e),(m)	14,015,000	3,153,375
MF Global Holdings Ltd., 6.75%, 08/08/49 (c),(d),(g),(m)	436,000	109,000
PHH Mortgage Corp., 7.88%, 03/15/26 (d),(e)	4,863,000	4,741,865

		9,770,038

Entertainment — 0.0%
Resorts World Las Vegas LLC, 4.63%, 04/16/29 (b),(d)	1,100,000	986,723

Food Service — 0.3%
TKC Holdings, Inc.,
6.88%, 05/15/28 (d),(e)	3,830,000	3,713,437
10.50%, 05/15/29 (d),(e)	8,359,000	8,230,217

		11,943,654

Hand/Machine Tools — 0.2%
Werner FinCo LP,
11.50%, 06/15/28 (d),(e)	4,137,000	4,492,554
PIK, 14.50%, 10/15/28 (d),(e)	3,104,952	3,090,000

		7,582,554

Healthcare-Services — 0.6%
Akumin, Inc.,
8.00%, 08/01/28 (d),(e)	6,369,000	4,888,207
9.00%, 08/01/27 (d),(e)	3,344,000	2,767,160
Pediatrix Medical Group, Inc., 5.38%, 02/15/30 (d),(e)	1,579,000	1,396,168
Team Health Holdings, Inc., 6.38%, 02/01/25 (d),(e)	12,108,000	11,532,870
U.S. Renal Care, Inc., 10.63%, 06/28/28 (d),(e)	1,518,200	1,320,834

		21,905,239

Household Products/Wares — 0.3%
Kronos Acquisition Holdings, Inc.,
7.00%, 12/31/27 (d),(e)	6,128,000	6,337,596
8.25%, 06/30/31 (d),(e)	990,000	990,990
10.75%, 06/30/32 (d),(e)	4,953,000	4,750,285

		12,078,871

Housewares — 0.0%
SWF Escrow Issuer Corp., 6.50%, 10/01/29 (d),(e)	3,192,000	1,719,409

Insurance — 0.1%
Acrisure LLC,
6.00%, 08/01/29 (d),(e)	1,694,000	1,562,941
8.25%, 02/01/29 (d),(e)	1,335,000	1,341,457
8.50%, 06/15/29 (d),(e)	80,000	80,824

		2,985,222

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Internet — 0.0%
GrubHub Holdings, Inc., 5.50%, 07/01/27 (d),(e)	$1,492,000	$1,352,043

Leisure Time — 0.1%
Viking Cruises Ltd.,
5.88%, 09/15/27 (d),(e)	3,729,000	3,690,420
7.00%, 02/15/29 (d),(e)	936,000	940,987

		4,631,407

Lodging — 0.1%
Full House Resorts, Inc., 8.25%, 02/15/28 (d),(e)	2,538,000	2,431,512

Media — 0.3%
McGraw-Hill Education, Inc., 8.00%, 08/01/29 (d),(e)	10,607,000	10,314,378

Oil & Gas — 0.9%
CITGO Petroleum Corp., 8.38%, 01/15/29 (d),(e)	3,865,000	3,983,705
Petroleos Mexicanos,
4.50%, 01/23/26 (d)	4,126,000	3,925,657
5.95%, 01/28/31 (d),(k)	5,049,000	4,068,812
6.35%, 02/12/48 (d)	2,693,000	1,718,431
6.38%, 01/23/45 (d)	1,024,000	663,864
6.50%, 01/23/29 (d)	1,447,000	1,306,776
6.75%, 09/21/47 (d)	2,470,000	1,624,750
6.88%, 08/04/26 (d),(k)	4,745,000	4,646,651
6.95%, 01/28/60 (d)	443,000	293,069
7.69%, 01/23/50 (d)	15,703,000	11,353,385

		33,585,100

Packaging & Containers — 0.2%
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/27 (d),(e)	7,037,000	7,041,518

Pharmaceuticals — 0.1%
1375209 BC Ltd., 9.00%, 01/30/28 (d),(e)	2,315,000	2,226,050
Mallinckrodt International Finance SA, 14.75%, 11/14/28 (d),(e)	771,000	837,805

		3,063,855

Pipelines — 0.4%
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27 (d),(e)	2,198,000	2,327,170
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/15/28 (d),(e)	10,352,000	11,194,601

		13,521,771

REITS — 0.1%
IIP Operating Partnership LP, 5.50%, 05/25/26 (d)	2,279,000	2,179,897

Retail — 0.4%
GPS Hospitality Holding Co. LLC, 7.00%, 08/15/28 (d),(e)	5,349,000	3,904,472
LSF9 Atlantis Holdings LLC, 7.75%, 02/15/26 (d),(e)	7,274,000	7,234,724
Michaels Cos., Inc. (The),
5.25%, 05/01/28 (d),(e)	1,213,000	970,396
7.88%, 05/01/29 (d),(e)	6,489,000	4,163,925

		16,273,517

Software — 0.1%
AthenaHealth Group, Inc., 6.50%, 02/15/30 (d),(e)	5,275,000	4,856,688

Telecommunications — 0.4%
Digicel Intermediate Holdings Ltd., 9.00%, 05/25/27 (d),(g)	2,133,570	2,111,941
Digicel Midco Ltd., PIK, 10.50%, 11/25/28 (d)	4,191,209	3,326,772

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Millicom International Cellular SA, 7.38%, 04/02/32 (b),(d)	$7,430,000	$7,409,106
Sixsigma Networks Mexico SA de CV, 7.50%, 05/02/25 (b),(d)	2,156,000	2,069,481
Total Play Telecomunicaciones SA de CV, 6.38%, 09/20/28 (b),(d)	1,015,000	579,087

		15,496,387

Trucking & Leasing — 0.1%
Fortress Transportation & Infrastructure Investors LLC,
7.00%, 06/15/32 (d),(e)	1,585,000	1,607,422
7.88%, 12/01/30 (d),(e)	959,000	1,003,238

		2,610,660

Total North America		204,257,034

South America — 1.4%
Airlines — 0.3%
Azul Secured Finance LLP,
10.88%, 05/28/30 (d),(e),(g)	2,780,000	2,276,229
11.50%, 05/28/29 (d),(e),(g)	6,682,706	5,449,929
11.93%, 08/28/28 (d),(e)	3,034,000	2,944,508
Latam Airlines Group SA, 13.38%, 10/15/29 (d),(e)	1,985,000	2,281,652

		12,952,318

Chemicals — 0.1%
Braskem Netherlands Finance BV,
4.50%, 01/10/28 - 01/31/30 (b),(d)	3,363,000	3,030,638
8.50%, 01/23/81 (b),(d),(f),(g)	200,000	200,192

		3,230,830

Engineering & Construction — 0.0%
ATP Tower Holdings LLC, 4.05%, 04/27/26 (b),(d)	1,245,000	1,177,852

Iron/Steel — 0.4%
Samarco Mineracao SA, PIK, 9.00%, 06/30/31 (d),(e)	10,181,459	9,466,968
Vale Overseas Ltd., 6.40%, 06/28/54 (d)	3,600,000	3,559,320

		13,026,288

Media — 0.2%
VTR Comunicaciones SpA,
4.38%, 04/15/29 (b),(d)	3,800,000	3,304,515
5.13%, 01/15/28 (b),(d)	2,840,000	2,572,968

		5,877,483

Oil & Gas — 0.4%
Petroleos del Peru SA,
4.75%, 06/19/32 (b),(d),(k)	11,931,000	8,894,446
5.63%, 06/19/47 (b),(d)	6,987,000	4,437,178

		13,331,624

Pipelines — 0.0%
Acu Petroleo Luxembourg S.a.r.l, 7.50%, 01/13/32 (b),(d)	1,330,428	1,289,869

Total South America		50,886,264

TOTAL CORPORATE BONDS & NOTES (COST $416,727,520)		409,232,569

SOVEREIGN DEBT — 5.2%
Argentina Republic Government International Bonds,
0.75%, 07/09/30 (d),(g)	16,027,299	9,023,530

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Principal Amount		Value
3.50%, 07/09/41 (d),(g)	$15,218,128		$5,918,141
3.63%, 07/09/35 (d),(g)	1,413,812		592,086
Bahrain Government International Bonds, 6.00%, 09/19/44 (b),(d)	3,597,000		2,956,734
Bhama Government International Bonds, 6.00%, 11/21/28 (b),(d)	3,208,000		2,802,990
Bolivia Government International Bonds,
4.50%, 03/20/28 (b),(d)	1,642,000		915,415
7.50%, 03/02/30 (b),(d)	1,061,000		604,770
Chile Government International Bonds,
0.00%, 06/20/29 (d),(k)	6,333,000		5,937,015
4.85%, 01/22/29 (d),(k)	6,799,000		6,711,187
Dominican Republic International Bonds,
5.95%, 01/25/27 (b)	7,000,000		6,934,330
6.00%, 07/19/28 (b),(d)	3,505,000		3,468,501
6.88%, 01/29/26 (b),(d)	11,885,000		12,003,850
Ecuador Government International Bonds,
0.00%, 07/31/30 (b),(d),(i)	2,060,753		981,451
3.50%, 07/31/35 (b),(d),(g)	10,250,077		5,085,600
6.00%, 07/31/30 (b),(d),(g)	9,314,603		5,888,207
Egypt Government International Bonds,
5.88%, 02/16/31 (b)	3,000,000		2,327,730
7.63%, 05/29/32 (b),(d)	3,125,000		2,547,125
7.90%, 02/21/48 (b),(d)	8,449,000		5,924,861
8.15%, 11/20/59 (b),(d)	2,564,000		1,825,955
El Salvador Government International Bonds,
0.25%, 04/17/30 (b),(d)	4,700,000		135,965
9.25%, 04/17/30 (b),(d)	4,589,000		4,076,033
Iraq International Bonds,
5.80%, 01/15/28 (b),(d),(e)	12,706,000		11,862,931
Jordan Government International Bonds, 7.50%, 01/13/29 (b),(d)	6,428,000		6,291,405
Lebanon Government International Bonds,
5.80%, 04/14/23 (b),(d),(m)	3,567,000		245,231
6.38%, 03/09/24 (d),(m)	45,760,000		3,146,000
8.25%, 04/19/30 (b),(d),(m)	44,888,000		3,114,329
Magyar Export-Import Bank Zrt, 6.00%, 05/16/29 (b),(d)	4,216,000	EUR	4,740,881
Mexico Government International Bonds,
3.25%, 04/16/30 (d)	$4,762,000		4,187,750
5.00%, 05/07/29 (d)	10,854,000		10,599,031
Mexico Udibonos,
4.00%, 11/15/40 (d)	10,813,499	MXN	511,388
4.50%, 11/22/35 (d)	30,895,710	MXN	1,570,674
Nigeria Government International Bonds, GBP Senior Term Loan, 7.63%, 11/21/25 (b),(d)	$5,411,000		5,421,806
Pakistan Government International Bonds, 6.00%, 04/08/26 (b),(d)	11,397,000		10,283,057
Panama Government International Bonds,
3.88%, 03/17/28 (d),(k)	8,049,000		7,412,106
7.50%, 03/01/31 (d),(k)	3,456,000		3,612,275
9.38%, 04/01/29 (d)	944,000		1,049,727
Provincia de Buenos Aires, 6.38%, 09/01/37 (b),(d),(g)	1,652,570		679,619
Romania Government International Bonds,
5.38%, 03/22/31 (b),(d),(k)	3,626,000	EUR	3,855,142
5.63%, 02/22/36 (b),(d),(k)	2,901,000	EUR	3,029,155
6.00%, 05/25/34 (b)	$4,000,000		3,920,000

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Principal Amount		Value
Sri Lanka Government International Bonds,
6.20%, 05/11/27 (b),(d)	$564,000		$329,627
6.75%, 04/18/28 (b),(d)	10,366,000		6,068,779
6.85%, 11/03/25 (b),(d)	3,311,000		1,945,969
Turkey Government International Bonds,
4.88%, 04/16/43 (d)	2,132,000		1,507,324
8.51%, 01/14/29 (b),(d)	3,713,000		3,923,497
Turkiye Ihracat Kredi Bankasi AS, 9.00%, 01/28/27 (b),(d),(k)	2,619,000		2,721,285
Viet Nam Debt & Asset Trading Corp., 1.00%, 10/10/25 (b),(d)	4,080,000		3,705,994

TOTAL SOVEREIGN DEBT (COST $189,475,023)			192,396,458

MORTGAGE-BACKED SECURITIES — 36.8%
Europe — 0.0%
Commercial Mortgage-Backed Securities — 0.0%
Atom Mortgage Securities DAC,
Series 1A, Class E, 3 mo. SONIO + 2.80%, 8.03%, 07/22/31 (d),(f)	550,695	GBP	612,153
Series 1X, Class D, 3 mo. SONIO + 1.90%, 7.13%, 07/31/75 (d),(f)	84,178	GBP	87,921
Credit Suisse European Mortgage Capital Ltd., Series 2018 - 2MGN, Class A, 5.05%, 02/16/25 (d),(f)	0	EUR	144
Last Mile Logistics Pan Euro Finance DAC,
Series 1A, Class E, 3 mo. EURIBOR + 2.70%, 6.52%, 08/17/33 (d),(e),(f)	98,185	EUR	103,322
Series 1X, Class E, 3 mo. EURIBOR + 2.70%, 6.52%, 08/17/26 (b),(d),(f)	98,186	EUR	103,322
Taurus NL DAC,
Series 2020-NL1X, Class C, 3 mo. EURIBOR + 1.55%, 5.38%, 02/20/30 (d),(f)	57,094	EUR	50,578
Series 2020-NL1X, Class D, 3 mo. EURIBOR + 2.00%, 5.83%, 02/20/30 (d),(f)	570,942	EUR	428,293
Taurus UK DAC, Series 2021-UK4X, Class E, 3 mo. SONIO + 3.10%, 8.33%, 08/17/31 (b),(d),(f)	69,652	GBP	86,813

			1,472,546

Total Europe			1,472,546

North America — 36.8%
Collateralized Mortgage Obligation (Residential) — 2.5%
Ajax Mortgage Loan Trust,
Series 2021-E, Class B1, 3.73%, 12/25/60 (d),(e),(f)	$972,000		701,745
Series 2021-E, Class B2, 3.89%, 12/25/60 (d),(e),(f)	762,000		499,223
Alternative Loan Trust,
Series 2004-16CB, Class M, 5.88%, 08/25/34 (d),(f)	298,503		239,103
Series 2004-22CB, Class M, 6.00%, 10/25/34 (d),(f)	383,943		247,866
Series 2004-2CB, Class M, 5.77%, 03/25/34 (d),(f)	350,258		273,657
Series 2004-4CB, Class M, 5.69%, 04/25/34 (d),(f)	174,529		133,273
Series 2005-10CB, Class 1A1, 1 mo. TSFR + .61%, 5.50%, 05/25/35 (d),(f)	278,287		205,736
Series 2005-11CB, Class 3A2, 1 mo. TSFR + .61%, 5.50%, 06/25/35 (d),(f)	300,232		214,362
Series 2005-28CB, Class 2A8, 1 mo. TSFR + .51%, 5.75%, 08/25/35 (d),(f)	1,630,913		961,422
Series 2005-56, Class 1A2, 1 mo. TSFR + 1.27%, 6.62%, 11/25/35 (d),(f)	293,357		252,035
Series 2005-59, Class 1A1, 1 mo. TSFR + .77%, 6.12%, 11/20/35 (d),(f)	6,780,701		6,004,446
Series 2005-69, Class A2, 12 mo. MTA + 1.70%, 6.85%, 12/25/35 (d),(f)	261,876		246,054
Series 2005-76, Class 1A2, 12 mo. MTA + 2.00%, 7.15%, 01/25/36 (d),(f)	1,717,913		1,422,216
Series 2006-13T1, Class A15, 6.00%, 05/25/36 (d)	411,657		193,312
Series 2006-19CB, Class A19, 1 mo. TSFR + .91%, 6.26%, 08/25/36 (d),(f)	560,303		273,793
Series 2006-20CB, Class A1, 1 mo. TSFR + .45%, 5.80%, 07/25/36 (d),(f)	711,461		229,061
Series 2006-20CB, Class A6, 1 mo. TSFR + .61%, 5.96%, 07/25/36 (d),(f)	691,525		247,474

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series 2006-21CB, Class A5, 1 mo. TSFR + .51%, 5.86%, 07/25/36 (d),(f)	$522,171	$235,389
Series 2006-23CB, Class 2A3, 6.50%, 08/25/36 (d)	711,948	226,728
Series 2006-29T1, Class 3A1, 6.50%, 10/25/36 (d)	565,696	147,332
Series 2006-31CB, Class A5, 1 mo. TSFR + .86%, 6.00%, 11/25/36 (d),(f)	499,882	238,091
Series 2006-39CB, Class 1A6, 1 mo. TSFR + .71%, 6.00%, 01/25/37 (d),(f)	297,729	217,774
Series 2006-7CB, Class 1A4, 6.00%, 05/25/36 (d)	755,852	399,918
Series 2006-8T1, Class 1A1, 1 mo. TSFR + .61%, 5.96%, 04/25/36 (d),(f)	685,846	251,221
Series 2006-J1, Class 1A4, 1 mo. TSFR + .61%, 5.50%, 02/25/36 (d),(f)	345,865	221,059
Series 2006-J2, Class A1, 1 mo. TSFR + .61%, 5.96%, 04/25/36 (d),(f)	609,794	254,983
Series 2006-OA12, Class A1C, 1 mo. TSFR + .39%, 5.73%, 09/20/46 (d),(f)	306,241	247,518
Series 2006-OA12, Class A2, 1 mo. TSFR + .32%, 5.66%, 09/20/46 (d),(f)	187,684	167,434
Series 2006-OA16, Class A3, 1 mo. TSFR + .61%, 5.96%, 10/25/46 (d),(f)	287,863	230,244
Series 2006-OA19, Class A1, 1 mo. TSFR + .29%, 5.63%, 02/20/47 (d),(f)	336,799	267,123
Series 2006-OA19, Class A4, 1 mo. TSFR + .32%, 5.66%, 02/20/47 (d),(f)	324,459	255,603
Series 2006-OA2, Class A1, 1 mo. TSFR + .53%, 5.87%, 05/20/46 (d),(f)	538,516	448,451
Series 2006-OA8, Class 2A3, 1 mo. TSFR + .49%, 5.84%, 07/25/46 (d),(f)	188,081	186,660
Series 2006-OA8, Class 2A4, 1 mo. TSFR + .63%, 5.98%, 07/25/46 (d),(f)	360,791	250,100
Series 2006-OA9, Class 2A1A, 1 mo. TSFR + .32%, 5.66%, 07/20/46 (d),(f)	639,011	506,849
Series 2007-16CB, Class 1A2, 1 mo. TSFR + .51%, 5.86%, 08/25/37 (d),(f)	394,687	256,344
Series 2007-16CB, Class 2A1, 1 mo. TSFR + .56%, 5.91%, 08/25/37 (d),(f)	2,153,114	748,564
Series 2007-17CB, Class 1A6, 1 mo. TSFR + .61%, 5.96%, 08/25/37 (d),(f)	809,733	368,044
Series 2007-18CB, Class 1A2, 1 mo. TSFR + .58%, 5.93%, 08/25/37 (d),(f)	703,270	219,903
Series 2007-20, Class A1, 1 mo. TSFR + .61%, 5.96%, 08/25/47 (d),(f)	869,112	352,573
Series 2007-23CB, Class A3, 1 mo. TSFR + .61%, 5.96%, 09/25/37 (d),(f)	1,838,020	738,928
Series 2007-23CB, Class A7, 1 mo. TSFR + .51%, 5.86%, 09/25/37 (d),(f)	643,405	247,968
Series 2007-2CB, Class 1A7, 1 mo. TSFR + .61%, 5.75%, 03/25/37 (d),(f)	563,560	240,888
Series 2007-8CB, Class A5, 1 mo. TSFR + .61%, 5.96%, 05/25/37 (d),(f)	900,649	400,226
Series 2007-HY6, Class A1, 1 mo. TSFR + .53%, 5.88%, 08/25/47 (d),(f)	407,714	333,124
Series 2007-J1, Class 3A1, 4.09%, 11/25/36 (d),(g)	364,974	255,578
Series 2007-OA11, Class A1A, 12 mo. MTA + 1.38%, 6.53%, 11/25/47 (d),(f)	358,467	288,069
Series 2007-OA2, Class 1A1, 12 mo. MTA + .84%, 5.99%, 03/25/47 (d),(f)	218,349	185,687
Series 2007-OH2, Class A2B, 1 mo. TSFR + .47%, 5.82%, 08/25/47 (d),(f)	132,070	134,184
American Home Mortgage Assets Trust, Series 2006-1, Class 1A2, 1 mo. TSFR + .30%, 5.65%, 05/25/46 (d),(f)	319,995	272,218
American Home Mortgage Investment Trust,
Series 2004-4, Class 6A2, 6.00%, 02/25/45 (d),(g)	7,500,000	5,847,967
Series 2005-2, Class 5A4C, 5.91%, 09/25/35 (d),(g)	750,219	379,604
Angel Oak Mortgage Trust, Series 2021-8, Class B1, 4.11%, 11/25/66 (d),(e),(f)	109,000	86,442
Balboa Bay Loan Funding Ltd., Series 2023-2A, Class D, 3 mo. TSFR + 4.50%, 9.82%, 10/20/36 (d),(e),(f)	1,250,000	1,273,266
Banc of America Funding Trust, Series 2006-H, Class 5A1, 1 mo. TSFR + .47%, 5.81%, 10/20/36 (d),(f)	3,856,971	1,241,513
Banc of America Mortgage Trust, Series 2004-F, Class B1, 6.55%, 07/25/34 (d),(f)	240,884	208,587
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class B2, 5.43%, 09/25/51 (d),(e)	100,000	82,825
Bear Stearns ALT-A Trust,
Series 2004-9, Class B1, 5.86%, 09/25/34 (d),(f)	268,414	240,701
Series 2006-1, Class 11A2, 1 mo. TSFR + .75%, 6.10%, 02/25/36 (d),(f)	1,232,993	1,030,503
Series 2006-3, Class 22A1, 4.15%, 05/25/36 (d),(f)	339,941	240,549
Series 2006-4, Class 13A1, 1 mo. TSFR + .43%, 5.78%, 08/25/36 (d),(f)	260,460	211,101
Bear Stearns Asset-Backed Securities I Trust, Series 2007-AC5, Class A5, 1 mo. TSFR + .56%, 5.91%, 07/25/37 (d),(f)	2,527,608	595,562

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Calcon Mutual Mortgage, Series 2023-1, Class M1, 4.99%, 06/25/54 (d),(e),(f)	$3,006,000	$3,045,887
Chase Mortgage Finance Trust, Series 2007-A1, Class 1M, 6.34%, 02/25/37 (d),(f)	235,148	176,744
ChaseFlex Trust, Series 2007-1, Class 1A1, 6.50%, 02/25/37 (d)	1,020,588	339,874
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-4A, Class B1, 4.65%, 10/25/35 (d),(e),(f)	291,964	227,302
CHL Mortgage Pass-Through Trust, Series 2005-3, Class 1A4, 1 mo. TSFR + .83%, 6.18%, 04/25/35 (d),(f)	462,358	399,132
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-NCM2, Class B1, 6.98%, 08/25/34 (d),(f)	658,346	252,440
Series 2006-AR6, Class 2A4, 1 mo. TSFR + .55%, 5.90%, 09/25/36 (d),(f)	809,988	291,449
CitiMortgage Alternative Loan Trust,
Series 2006-A4, Class 1A5, 1 mo. TSFR + .76%, 6.00%, 09/25/36 (d),(f)	774,462	599,686
Series 2007-A6, Class 1A1, 1 mo. TSFR + .71%, 6.00%, 06/25/37 (d),(f)	288,887	233,510
COLT Mortgage Loan Trust,
Series 2021-HX1, Class B1, 3.11%, 10/25/66 (d),(e),(f)	118,000	83,363
Series 2021-HX1, Class B3A, 4.17%, 10/25/66 (d),(e),(f)	100,000	63,472
Series 2022-1, Class B1, 4.06%, 12/27/66 (d),(e),(f)	100,000	83,002
Series 2022-1, Class B2, 4.06%, 12/27/66 (d),(e),(f)	100,000	75,893
Series 2022-2, Class B1, 3.95%, 02/25/67 (d),(e),(f)	100,000	78,300
Series 2022-3, Class B2, 4.22%, 02/25/67 (d),(e),(f)	100,000	76,370
Series 2022-4, Class B1, 4.65%, 03/25/67 (d),(e),(f)	127,000	112,507
Series 2022-5, Class B1, 4.70%, 03/25/67 (d),(e),(f)	1,000,000	882,290
COLT Trust,
Series 2021-RPL1, Class B1, 4.68%, 09/25/61 (d),(e),(f)	100,000	76,969
Series 2021-RPL1, Class B2, 4.68%, 09/25/61 (d),(e),(f)	446,000	311,953
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR26, Class CB1, 5.98%, 11/25/33 (d),(f)	228,316	199,561
CSFB Mortgage-Backed Pass-Through Certificates, Series 2004-8, Class DB1, 5.59%, 12/25/34 (d),(f)	373,202	240,933
CSMC Trust,
Series 2021-NQM3, Class B1, 3.43%, 04/25/66 (d),(e),(f)	211,000	145,341
Series 2021-NQM3, Class B2, 4.13%, 04/25/66 (d),(e),(f)	800,000	540,375
Series 2021-NQM7, Class B1, 3.72%, 10/25/66 (d),(e),(f)	100,000	72,610
Series 2021-NQM8, Class B1, 4.21%, 10/25/66 (d),(e),(f)	226,899	170,871
Series 2021-NQM8, Class B2, 4.25%, 10/25/66 (d),(e),(f)	100,000	77,794
Deephaven Residential Mortgage Trust,
Series 2020-2, Class B3, 5.79%, 05/25/65 (d),(e),(f)	263,000	239,262
Series 2021-2, Class B1, 3.17%, 04/25/66 (d),(e),(f)	100,000	72,841
Series 2021-2, Class B2, 3.93%, 04/25/66 (d),(e),(f)	100,000	70,546
Series 2021-3, Class B2, 4.13%, 08/25/66 (d),(e),(f)	100,000	71,319
Series 2021-4, Class B2, 4.44%, 11/25/66 (d),(e),(f)	100,000	75,381
Series 2022-1, Class B1, 4.28%, 01/25/67 (d),(e),(f)	100,000	79,526
Series 2022-1, Class B2, 4.28%, 01/25/67 (d),(e),(f)	120,000	84,126
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2006-AR5, Class 1A1, 1 mo. TSFR + .37%, 5.72%, 10/25/36 (d),(f)	1,300,192	412,619
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1A, 1 mo. TSFR + .53%, 5.87%, 03/19/45 (d),(f)	1,073,618	979,175
Ellington Financial Mortgage Trust, Series 2021-3, Class B2, 4.29%, 09/25/66 (d),(e),(f)	100,000	74,212
First Horizon Alternative Mortgage Securities Trust,
Series 2006-FA8, Class 1A3, 1 mo. TSFR + .61%, 5.96%, 02/25/37 (d),(f)	751,559	240,440
Series 2007-FA2, Class 1A2, 1 mo. TSFR + .66%, 6.01%, 04/25/37 (d),(f)	952,663	250,000

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
GCAT Trust, Series 2022-HX1, Class M1, 4.00%, 12/27/66 (d),(e),(f)	$100,000	$77,160
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ1, Class B3, 2.75%, 06/25/51 (d),(e),(f)	3,794,252	2,962,480
GSR Mortgage Loan Trust, Series 2005-AR6, Class B1, 5.84%, 09/25/35 (d),(f)	276,606	226,925
HarborView Mortgage Loan Trust,
Series 2005-10, Class 2A1B, 1 mo. TSFR + .87%, 6.21%, 11/19/35 (d),(f)	1,112,176	751,157
Series 2006-4, Class 1A1A, 1 mo. TSFR + .47%, 5.81%, 05/19/46 (d),(f)	542,100	278,465
Series 2007-6, Class 2A1B, 1 mo. TSFR + .34%, 5.68%, 08/19/37 (d),(f)	7,930,246	6,220,239
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class M1, 8.17%, 02/25/68 (d),(e),(f)	256,000	262,060
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR7, Class 3A1, 3.90%, 05/25/36 (d),(f)	218,154	176,954
Series 2007-FLX2, Class A2, 1 mo. TSFR + .49%, 5.84%, 04/25/37 (d),(f)	234,331	231,290
Series 2007-FLX5, Class 2A2, 1 mo. TSFR + .59%, 5.94%, 08/25/37 (d),(f)	4,433,185	3,630,845
JP Morgan Mortgage Trust,
Series 2005-A5, Class IB1, 5.04%, 08/25/35 (d),(f)	677,225	503,566
Series 2023-HE2, Class M3, 1 mo. SOFR + 3.25%, 8.58%, 03/25/54 (d),(e),(f)	4,000,000	4,077,976
Legacy Mortgage Asset Trust,
Series 2020-GS4, Class A2, 8.00%, 02/25/60 (d),(e),(g)	1,079,349	1,074,635
Series 2021-GS3, Class A2, 6.25%, 07/25/61 (d),(e),(g)	558,606	534,902
Lehman Mortgage Trust, Series 2007-1, Class 1A2, 5.75%, 02/25/37 (d)	520,853	488,862
Lehman XS Trust,
Series 2006-17, Class WF41, 6.23%, 11/25/36 (d),(g)	329,664	305,923
Series 2007-15N, Class 4A1, 1 mo. TSFR + 1.01%, 6.36%, 08/25/47 (d),(f)	263,741	234,888
LHOME Mortgage Trust, Series 2021-RTL2, Class M, 5.61%, 06/25/26 (d),(e),(g)	684,000	612,102
Merrill Lynch Mortgage Investors Trust,
Series 2005-3, Class M1, 5.93%, 11/25/35 (d),(f)	427,186	246,899
Series 2005-A5, Class M1, 5.23%, 06/25/35 (d),(f)	636,770	544,995
MFA Trust, Series 2021-INV2, Class B1, 4.39%, 11/25/56 (d),(e),(f)	100,000	78,150
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class B1, 6.20%, 09/25/34 (d),(f)	259,112	187,371
Series 2004-9, Class B1, 5.39%, 11/25/34 (d),(f)	280,098	224,159
Series 2005-1, Class B1, 5.63%, 03/25/35 (d),(f)	484,952	321,987
New Residential Mortgage Loan Trust,
Series 2022-NQM1, Class B1, 3.82%, 04/25/61 (d),(e),(f)	100,000	71,482
Series 2022-NQM1, Class B2, 3.82%, 04/25/61 (d),(e),(f)	100,000	68,977
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR3, Class A3A, 1 mo. TSFR + .45%, 5.80%, 10/25/36 (d),(f)	298,660	265,092
Preston Ridge Partners Mortgage LLC,
Series 2021-6, Class A2, 3.47%, 07/25/26 (d),(e),(g)	100,000	94,056
Series 2021-7, Class A2, 3.67%, 08/25/26 (d),(e),(g)	207,000	198,940
Series 2021-8, Class A2, 3.60%, 09/25/26 (d),(e),(f)	129,000	120,283
Series 2021-9, Class A2, 3.97%, 10/25/26 (d),(e),(f)	244,000	235,686
RCKT Mortgage Trust,
Series 2023-CES1, Class M2, 7.98%, 06/25/43 (d),(e),(f)	251,000	261,949
Series 2023-CES2, Class M1, 7.36%, 09/25/43 (d),(e),(f)	5,513,000	5,722,356
Series 2023-CES2, Class M2, 8.18%, 09/25/43 (d),(e),(f)	348,000	366,636
Residential Accredit Loans, Inc. Trust,
Series 2006-QO7, Class 1A1, 12 mo. MTA + .80%, 5.95%, 09/25/46 (d),(f)	322,122	264,544
Series 2007-QH5, Class AI1, 1 mo. TSFR + .53%, 5.88%, 06/25/37 (d),(f)	1,516,121	1,060,275
Residential Asset Securitization Trust, Series 2006-A7CB, Class 1A4, 6.25%, 07/25/36 (d)	322,019	249,885
Saluda Grade Alternative Mortgage Trust, Series 2023-FIG3, Class B, 7.71%, 08/25/53 (d),(e)	1,633,523	1,661,623

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Sequoia Mortgage Trust, Series 2019-4, Class B4, 3.77%, 11/25/49 (d),(e),(f)	$2,158,000	$1,462,666
Starwood Mortgage Residential Trust,
Series 2020-INV1, Class B1, 3.26%, 11/25/55 (d),(e)	123,000	103,870
Series 2021-3, Class B1, 3.35%, 06/25/56 (d),(e),(f)	100,000	67,062
Series 2021-4, Class B2, 4.14%, 08/25/56 (d),(e),(f)	268,000	189,758
Series 2021-6, Class B1, 3.94%, 11/25/66 (d),(e),(f)	178,000	120,121
Series 2021-6, Class B2, 3.94%, 11/25/66 (d),(e),(f)	100,000	65,619
Series 2022-1, Class B1, 3.96%, 12/25/66 (d),(e),(f)	135,000	98,616
Structured Asset Mortgage Investments II Trust, Series 2007-AR1, Class 2A2, 1 mo. TSFR + .53%, 5.88%, 01/25/37 (d),(f)	416,702	424,217
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-26A, Class B1II, 5.80%, 09/25/33 (d),(f)	211,106	134,901
Thornburg Mortgage Securities Trust, Series 2005-3, Class B1, 5.09%, 10/25/45 (d),(f)	562,550	429,292
Towd Point Mortgage Trust,
Series 2017-6, Class B3, 3.37%, 10/25/57 (d),(e),(f)	1,000,000	730,721
Series 2020-1, Class B3, 4.58%, 01/25/60 (d),(e),(f)	2,690,000	1,825,829
Series 2021-1, Class B2, 4.40%, 11/25/61 (d),(e),(f)	494,000	345,181
TRK Trust,
Series 2021-INV2, Class B2, 4.39%, 11/25/56 (d),(e),(f)	1,000,000	719,067
Series 2022-INV1, Class B1, 4.02%, 02/25/57 (d),(e),(f)	111,000	85,340
Series 2022-INV1, Class B2, 4.02%, 02/25/57 (d),(e),(f)	100,000	68,857
Verus Securitization Trust,
Series 2022-1, Class B2, 3.98%, 01/25/67 (d),(e),(f)	1,000,000	609,848
Series 2022-4, Class B1, 4.78%, 04/25/67 (d),(e),(f)	1,000,000	881,240
Series 2022-INV1, Class B1, 5.83%, 08/25/67 (d),(e),(f)	1,000,000	952,633
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR1, Class B1, 1 mo. TSFR + .94%, 6.28%, 01/25/45 (d),(f)	263,236	229,634
Series 2005-AR17, Class A1C4, 1 mo. TSFR + .91%, 6.26%, 12/25/45 (d),(f)	520,988	366,898
Series 2005-AR6, Class B1, 1 mo. TSFR + 1.01%, 6.36%, 04/25/45 (d),(f)	462,914	346,881
Series 2005-AR9, Class B1, 1 mo. TSFR + 1.06%, 6.40%, 07/25/45 (d),(f)	164,932	149,166
Series 2006-AR1, Class 2A1C, 12 mo. MTA + 1.07%, 6.22%, 01/25/46 (d),(f)	197,324	187,359
Series 2006-AR17, Class 1A, 12 mo. MTA + .82%, 4.37%, 12/25/46 (d),(f)	1,247,703	975,827
Series 2007-HY6, Class 1A1, 4.24%, 06/25/37 (d),(f)	285,001	226,537
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust,
Series 2005-11, Class A2, 5.75%, 01/25/36 (d)	225,810	180,026
Series 2005-AR1, Class A1B, 1 mo. TSFR + .79%, 6.14%, 12/25/35 (d),(f)	233,618	249,685
Series 2006-5, Class 1A3, 6.00%, 07/25/36 (d)	347,446	265,957
Series 2007-3, Class A19, 6.00%, 04/25/37 (d)	507,089	447,807
Series 2007-OA3, Class 2A, 12 mo. MTA + .75%, 5.90%, 02/25/47 (d),(f)	226,605	185,552

		93,107,189

Commercial Mortgage-Backed Securities — 3.9%
Arbor Multifamily Mortgage Securities Trust, Series 2022-MF4, Class E, 2.00%, 02/15/55 (d),(e)	130,000	74,470
AREIT LLC, Series 2022-CRE7, Class C, 1 mo. TSFR + 3.84%, 9.17%, 06/17/39 (d),(e),(f)	1,000,000	1,001,876
AREIT Trust, Series 2022-CRE6, Class C, 1 mo. SOFR + 2.15%, 7.48%, 01/20/37 (d),(e),(f)	100,000	97,706
BAMLL Commercial Mortgage Securities Trust,
Series 2019-BPR, Class EMP, 4.02%, 11/05/32 (d),(e),(f)	8,817,000	8,084,422
Series 2019-BPR, Class FMP, 4.02%, 11/05/32 (d),(e),(f)	4,408,000	3,890,404
Benchmark Mortgage Trust,
Series 2018-B7, Class D, 3.00%, 05/15/53 (d),(e)	290,000	213,359
Series 2024-V7, Class XD, 2.68%, 05/15/56 (d),(e),(f),(h)	1,000,000	116,720

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
BHMS Mortgage Trust,
Series 2018-ATLS, Class C, 1 mo. TSFR + 2.20%, 7.53%, 07/15/35 (d),(e),(f)	$525,000	$521,183
Series 2018-ATLS, Class E, 1 mo. TSFR + 3.30%, 8.63%, 07/15/35 (d),(e),(f)	2,103,000	2,061,748
BLP Commercial Mortgage Trust, Series 2024-IND2, Class E, 1 mo. TSFR + 3.69%, 9.02%, 03/15/41 (d),(e),(f)	4,990,000	4,985,843
BX Commercial Mortgage Trust,
Series 2020-VIVA, Class E, 3.67%, 03/11/44 (d),(e),(f)	5,000,000	4,167,120
Series 2021-CIP, Class F, 1 mo. TSFR + 3.33%, 8.66%, 12/15/38 (d),(e),(f)	153,000	149,075
Series 2021-MC, Class G, 1 mo. TSFR + 3.20%, 8.53%, 04/15/34 (d),(e),(f)	100,000	93,480
Series 2021-SOAR, Class F, 1 mo. TSFR + 2.46%, 7.79%, 06/15/38 (d),(e),(f)	1,240,584	1,228,514
Series 2021-SOAR, Class G, 1 mo. TSFR + 2.91%, 8.24%, 06/15/38 (d),(e),(f)	208,664	206,080
Series 2021-SOAR, Class J, 1 mo. TSFR + 3.86%, 9.19%, 06/15/38 (d),(e),(f)	876,738	858,998
Series 2022-AHP, Class E, 1 mo. TSFR + 3.04%, 8.37%, 01/17/39 (d),(e),(f)	216,000	208,856
BX Trust,
Series 2018-GW, Class F, 1 mo. TSFR + 2.72%, 8.05%, 05/15/35 (d),(e),(f)	106,000	105,680
Series 2021-LGCY, Class F, 1 mo. TSFR + 2.06%, 7.39%, 10/15/36 (d),(e),(f)	1,000,000	962,019
Series 2021-LGCY, Class G, 1 mo. TSFR + 2.56%, 7.89%, 10/15/36 (d),(e),(f)	1,000,000	967,166
Series 2022-FOX2, Class E, 1 mo. TSFR + 2.96%, 8.29%, 04/15/39 (d),(e),(f)	800,758	774,309
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class E, 1 mo. TSFR + 4.13%, 9.46%, 03/15/35 (d),(e),(f)	148,000	147,129
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class E, 1 mo. TSFR + 2.45%, 7.78%, 12/15/37 (d),(e),(f)	1,000,000	996,217
Series 2019-LIFE, Class F, 1 mo. TSFR + 2.85%, 8.18%, 12/15/37 (d),(e),(f)	1,000,000	993,990
Series 2019-LIFE, Class G, 1 mo. TSFR + 3.55%, 8.88%, 12/15/37 (d),(e),(f)	129,000	127,582
Cascade Funding Mortgage Trust, Series 2021-FRR1, Class BK98, 0.00%, 08/29/29 (d),(e),(i)	1,000,000	655,301
CD Mortgage Trust, Series 2016-CD1, Class D, 2.90%, 08/10/49 (d),(e),(f)	422,000	186,081
Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class C, 5.11%, 09/10/45 (d),(e),(f)	91,143	82,637
Series 2016-GC37, Class D, 2.79%, 04/10/49 (d),(e)	100,000	76,963
Series 2019-C7, Class E, 2.75%, 12/15/72 (d),(e)	697,000	428,714
Cold Storage Trust, Series 2020-ICE5, Class F, 1 mo. TSFR + 3.61%, 8.93%, 11/15/37 (d),(e),(f)	987,905	985,424
COMM Mortgage Trust,
Series 2014-CR14, Class D, 3.80%, 02/10/47 (d),(e),(f)	591,000	482,637
Series 2014-CR18, Class D, 4.88%, 07/15/47 (d),(e),(f)	2,161,000	2,064,965
Series 2015-CR27, Class E, 3.25%, 10/10/48 (d),(e)	1,439,000	1,187,610
Series 2019-GC44, Class 180B, 3.51%, 08/15/57 (d),(e),(f)	160,000	155,694
Series 2019-GC44, Class 180C, 3.51%, 08/15/57 (d),(e),(f)	386,000	376,656
Series 2019-GC44, Class 180D, 3.51%, 08/15/57 (d),(e),(f)	231,000	223,737
Commercial Mortgage Trust,
Series 2015-CR22, Class E, 3.00%, 03/10/48 (d),(e)	239,000	166,250
Series 2015-CR23, Class C, 4.41%, 05/10/48 (d),(f)	123,000	118,194
Series 2015-CR23, Class D, 4.41%, 05/10/48 (d),(f)	502,000	422,694
Series 2015-CR25, Class D, 3.92%, 08/10/48 (d),(f)	479,000	426,391
Series 2015-CR27, Class D, 3.60%, 10/10/48 (d),(e),(f)	3,065,000	2,776,424
Series 2015-LC21, Class C, 4.46%, 07/10/48 (d),(f)	1,113,000	1,059,809
Series 2015-LC21, Class D, 4.46%, 07/10/48 (d),(f)	1,348,000	1,220,831
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class D, 4.31%, 06/15/57 (d),(f)	843,000	614,623
Series 2015-C4, Class E, 3.71%, 11/15/48 (d),(f)	100,000	86,231
Series 2015-C4, Class F, 3.50%, 11/15/48 (d),(e),(f)	5,568,000	4,207,827
Series 2016-C5, Class C, 4.80%, 11/15/48 (d),(f)	355,000	329,636

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series 2018-CX11, Class D, 2.75%, 04/15/51 (d),(e),(f)	$604,000	$437,578
Series 2019-C16, Class D, 3.00%, 06/15/52 (d),(e)	163,000	107,435
Series 2019-C17, Class D, 2.50%, 09/15/52 (d),(e)	1,409,000	977,485
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class G, 1 mo. TSFR + 3.23%, 8.56%, 11/15/38 (d),(e),(f)	1,210,591	1,185,482
Series 2021-ELP, Class J, 1 mo. TSFR + 3.73%, 9.06%, 11/15/38 (d),(e),(f)	1,006,828	974,475
Federal Home Loan Mortgage Corp.,
Series 2021-MN1, Class M2, 1 mo. SOFR + 3.75%, 9.09%, 01/25/51 (d),(e),(f)	102,000	102,599
Series 2021-MN2, Class M2, 1 mo. SOFR + 3.25%, 8.69%, 07/25/41 (d),(e),(f)	128,000	119,003
Fontainebleau Miami Beach Trust,
Series 2019-FBLU, Class G, 4.10%, 12/10/36 (d),(e),(f)	724,000	705,630
Series 2019-FBLU, Class H, 4.10%, 12/10/36 (d),(e),(f)	116,000	112,954
FREMF Mortgage Trust,
Series 2017-KGX1, Class CFX, 3.71%, 10/25/27 (d),(e),(f)	1,000,000	835,896
Series 2019-KL4L, Class BCR, 1 mo. SOFR + 3.61%, 8.94%, 11/25/25 (d),(e),(f)	12,168	12,060
GS Mortgage Securities Corp. Trust,
Series 2018-HULA, Class G, 1 mo. TSFR + 3.70%, 9.03%, 07/15/25 (d),(e),(f)	958,500	956,796
Series 2021-DM, Class F, 1 mo. TSFR + 3.55%, 8.88%, 11/15/36 (d),(e),(f)	312,000	300,465
Series 2021-ROSS, Class F, 1 mo. TSFR + 4.01%, 9.49%, 05/15/26 (d),(e),(f)	1,019,000	464,442
Series 2021-ROSS, Class G, 1 mo. TSFR + 4.76%, 10.24%, 05/15/26 (d),(e),(f)	1,000,000	428,953
Series 2021-ROSS, Class H, 1 mo. TSFR + 6.01%, 11.49%, 05/15/26 (d),(e),(f)	1,000,000	284,758
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class D, 4.75%, 11/10/45 (d),(e),(f)	177,047	161,116
Series 2013-GC10, Class E, 4.69%, 02/10/46 (d),(e),(f)	3,900,000	3,479,923
Series 2014-GC20, Class C, 5.13%, 04/10/47 (d),(f)	1,874,000	1,823,402
Series 2014-GC20, Class D, 5.13%, 04/10/47 (d),(e),(f)	503,911	389,106
Series 2014-GC24, Class B, 4.58%, 09/10/47 (d),(f)	100,000	96,449
Series 2014-GC24, Class C, 4.60%, 09/10/47 (d),(f)	303,000	272,749
Series 2016-GS2, Class D, 2.75%, 05/10/49 (d),(e)	1,415,000	1,190,891
Series 2017-GS8, Class D, 2.70%, 11/10/50 (d),(e)	1,593,000	1,143,811
HarborView Mortgage Loan Trust, Series 2005-12, Class 2A1B, 12 mo. MTA + 2.00%, 7.15%, 10/19/35 (d),(f)	390,040	305,070
Hawaii Hotel Trust, Series 2019-MAUI, Class G, 1 mo. TSFR + 3.45%, 8.78%, 05/15/38 (d),(e),(f)	1,020,000	1,005,959
Hilton USA Trust,
Series 2016-HHV, Class F, 4.33%, 11/05/38 (d),(e),(f)	17,614,000	16,401,435
Series 2016-SFP, Class F, 6.16%, 11/05/35 (d),(e)	1,068,000	64,272
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1, Class C, 4.88%, 01/15/49 (d),(f)	102,000	91,831
Series 2016-JP3, Class D, 3.56%, 08/15/49 (d),(e),(f)	100,000	71,202
Series 2021-MHC, Class F, 1 mo. TSFR + 3.31%, 8.64%, 04/15/38 (d),(e),(f)	100,000	99,907
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23, Class D, 4.10%, 09/15/47 (d),(e),(f)	100,000	88,776
Series 2014-C26, Class C, 4.50%, 01/15/48 (d),(f)	642,000	617,139
Series 2015-C31, Class E, 4.78%, 08/15/48 (d),(e),(f)	1,093,000	534,785
Series 2016-C1, Class C, 4.86%, 03/17/49 (d),(f)	651,000	605,940
Series 2016-C1, Class E, 4.86%, 03/17/49 (d),(e),(f)	3,126,000	2,519,969
KKR Industrial Portfolio Trust, Series 2021-KDIP, Class G, 1 mo. TSFR + 3.86%, 9.19%, 12/15/37 (d),(e),(f)	370,866	370,934
Life Mortgage Trust, Series 2021-BMR, Class F, 1 mo. TSFR + 2.46%, 7.79%, 03/15/38 (d),(e),(f)	1,130,416	1,100,764

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
LSTAR Commercial Mortgage Trust,
Series 2015-3, Class E, 3.27%, 04/20/48 (d),(e),(f)	$121,000	$110,511
Series 2017-5, Class C, 4.82%, 03/10/50 (d),(e),(f)	967,000	824,101
Series 2017-5, Class D, 4.82%, 03/10/50 (d),(e),(f)	1,125,000	899,665
LUXE Trust,
Series 2021-TRIP, Class F, 1 mo. TSFR + 3.36%, 8.69%, 10/15/38 (d),(e),(f)	2,120,000	2,107,479
Series 2021-TRIP, Class G, 1 mo. TSFR + 4.36%, 9.69%, 10/15/38 (d),(e),(f)	1,229,000	1,201,563
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class E, 1 mo. TSFR + 3.11%, 8.44%, 07/15/36 (d),(e),(f)	100,000	96,110
MHC Commercial Mortgage Trust, Series 2021-MHC, Class G, 1 mo. TSFR + 3.32%, 8.64%, 04/15/38 (d),(e),(f)	1,205,466	1,193,752
MHC Trust,
Series 2021-MHC2, Class E, 1 mo. TSFR + 2.06%, 7.39%, 05/15/38 (d),(e),(f)	265,600	260,345
Series 2021-MHC2, Class F, 1 mo. TSFR + 2.51%, 7.84%, 05/15/38 (d),(e),(f)	876,000	846,571
MHP Trust,
Series 2022-MHIL, Class F, 1 mo. TSFR + 3.26%, 8.59%, 01/15/27 (d),(e),(f)	91,161	90,949
Series 2022-MHIL, Class G, 1 mo. TSFR + 3.96%, 9.29%, 01/15/27 (d),(e),(f)	713,794	711,468
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C17, Class D, 4.82%, 08/15/47 (d),(e),(f)	100,000	98,942
Series 2015-C20, Class D, 3.07%, 02/15/48 (d),(e)	393,000	373,549
Series 2016-C31, Class D, 3.00%, 11/15/49 (d),(e),(f)	1,441,000	879,448
Series 2016-C32, Class D, 3.40%, 12/15/49 (d),(e),(f)	991,000	631,737
Morgan Stanley Capital I Trust, Series 2016-UB11, Class E, 2.73%, 08/15/49 (d),(e),(f)	3,200,500	2,067,017
Natixis Commercial Mortgage Securities Trust,
Series 2019-MILE, Class D, 1 mo. TSFR + 2.83%, 8.16%, 07/15/36 (d),(e),(f)	102,000	89,090
Series 2019-MILE, Class E, 1 mo. TSFR + 3.58%, 8.91%, 07/15/36 (d),(e),(f)	135,000	105,461
Series 2022-RRI, Class C, 1 mo. TSFR + 3.10%, 8.42%, 03/15/35 (d),(e),(f)	98,250	95,413
NCMF Trust, Series 2022-MFP, Class C, 1 mo. TSFR + 2.84%, 8.17%, 03/15/39 (d),(e),(f)	1,000,000	990,433
New Orleans Hotel Trust, Series 2019-HNLA, Class E, 1 mo. TSFR + 2.74%, 8.06%, 04/15/32 (d),(e),(f)	1,301,000	1,216,544
OPG Trust,
Series 2021-PORT, Class G, 1 mo. TSFR + 2.51%, 7.84%, 10/15/36 (d),(e),(f)	193,700	191,920
Series 2021-PORT, Class J, 1 mo. TSFR + 3.46%, 8.79%, 10/15/36 (d),(e),(f)	78,650	76,563
ORL Trust, Series 2023-GLKS, Class D, 1 mo. TSFR + 4.30%, 9.63%, 10/19/36 (d),(e),(f)	100,000	100,393
Prima Capital CRE Securitization Ltd.,
Series 2019-1S, Class C, 5.50%, 10/01/33 (d),(e)	1,000,000	853,504
Series 2019-RK1, Class BT, 4.45%, 04/15/38 (d),(e)	1,173,000	959,693
Series 2019-RK1, Class CG, 4.00%, 04/15/38 (d),(e)	339,000	253,848
Series 2019-RK1, Class CT, 4.45%, 04/15/38 (d),(e)	121,000	93,295
Ready Capital Mortgage Financing LLC,
Series 2021-FL7, Class D, 1 mo. TSFR + 3.06%, 8.41%, 11/25/36 (d),(e),(f)	100,000	97,669
Series 2022-FL9, Class B, 1 mo. TSFR + 3.61%, 8.95%, 06/25/37 (d),(e),(f)	290,000	288,665
Series 2022-FL9, Class C, 1 mo. TSFR + 4.31%, 9.65%, 06/25/37 (d),(e),(f)	1,303,000	1,287,668
ReadyCap Commercial Mortgage Trust,
Series 2019-6, Class C, 4.13%, 10/25/52 (d),(e),(f)	1,691,000	1,458,526
Series 2019-6, Class D, 4.70%, 10/25/52 (d),(e),(f)	227,000	177,907
SG Commercial Mortgage Securities Trust,
Series 2016-C5, Class D, 4.98%, 10/10/48 (d),(e),(f)	295,000	187,095
Series 2019-PREZ, Class E, 3.59%, 09/15/39 (d),(e),(f)	1,720,000	1,332,338
SREIT Trust,
Series 2021-IND, Class F, 1 mo. TSFR + 2.65%, 7.98%, 10/15/38 (d),(e),(f)	145,000	141,825

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series 2021-IND, Class G, 1 mo. TSFR + 3.38%, 8.71%, 10/15/38 (d),(e),(f)	$1,545,000	$1,492,370
Starwood Mortgage Trust,
Series 2021-LIH, Class E, 1 mo. TSFR + 3.02%, 8.35%, 11/15/36 (d),(e),(f)	1,000,000	976,804
Series 2021-LIH, Class F, 1 mo. TSFR + 3.67%, 8.99%, 11/15/36 (d),(e),(f)	125,000	121,463
Series 2021-LIH, Class G, 1 mo. TSFR + 4.31%, 9.64%, 11/15/36 (d),(e),(f)	1,000,000	964,683
STWD Trust, Series 2021-FLWR, Class G, 1 mo. TSFR + 3.79%, 9.11%, 07/15/36 (d),(e),(f)	223,000	221,685
TPGI Trust, Series 2021-DGWD, Class G, 1 mo. TSFR + 3.96%, 9.29%, 06/15/26 (d),(e),(f)	1,143,200	1,142,716
TTAN, Series 2021-MHC, Class F, 1 mo. TSFR + 3.01%, 8.34%, 03/15/38 (d),(e),(f)	795,495	787,608
UBS Commercial Mortgage Trust,
Series 2018-C11, Class D, 3.00%, 06/15/51 (d),(e),(f)	112,000	67,996
Series 2018-C9, Class D, 5.11%, 03/15/51 (d),(e),(f)	331,000	187,744
Series 2019-C17, Class D, 2.50%, 10/15/52 (d),(e)	103,000	63,224
Velocity Commercial Capital Loan Trust,
Series 2023-3, Class M1, 7.51%, 08/25/53 (d),(e),(f)	4,087,956	4,119,847
Series 2023-3, Class M2, 8.27%, 08/25/53 (d),(e),(f)	248,927	251,746
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class D, 3.96%, 12/15/47 (d),(e),(f)	992,000	891,943
Series 2015-C26, Class D, 3.59%, 02/15/48 (d),(e)	4,590,000	4,359,747
Series 2015-C27, Class D, 3.77%, 02/15/48 (d),(e)	5,146,000	2,942,009
Series 2015-NXS4, Class D, 3.83%, 12/15/48 (d),(f)	100,000	89,897
Series 2016-C32, Class D, 3.79%, 01/15/59 (d),(e),(f)	465,000	416,424
Series 2016-LC24, Class D, 3.21%, 10/15/49 (d),(e)	4,253,000	3,488,162
Series 2016-NXS5, Class E, 5.14%, 01/15/59 (d),(e),(f)	100,000	62,682
Series 2019-JWDR, Class F, 4.71%, 09/15/31 (d),(e),(f)	1,633,000	1,540,735
Series 2019-JWDR, Class G, 5.56%, 09/15/31 (d),(e),(f)	2,074,000	1,919,553
WFRBS Commercial Mortgage Trust, Series 2014-C19, Class D, 4.23%, 03/15/47 (d),(e)	218,725	215,522
WMRK Commercial Mortgage Trust,
Series 2022-WMRK, Class C, 1 mo. TSFR + 4.08%, 9.41%, 11/15/27 (d),(e),(f)	2,696,000	2,709,256
Series 2022-WMRK, Class D, 1 mo. TSFR + 4.93%, 10.26%, 11/15/27 (d),(e),(f)	1,000,000	1,007,052
Series 2022-WMRK, Class E, 1 mo. TSFR + 5.68%, 11.00%, 11/15/27 (d),(e),(f)	1,000,000	1,003,977
Worldwide Plaza Trust, Series 2017-WWP, Class F, 3.72%, 11/10/36 (d),(e),(f)	109,000	10,709

		145,257,327

Interest Only Commercial Mortgage-Backed Securities — 2.1%
Bank5, Series 2024-5YR5, Class XD, 3.24%, 02/15/29 (d),(e),(f),(h)	1,000,000	117,239
BBCMS Mortgage Trust, Series 2022-C16, Class XD, 2.33%, 06/15/55 (d),(e),(f),(h)	4,299,000	573,770
Benchmark Mortgage Trust, Series 2023-V3, Class XD, 3.41%, 07/15/56 (d),(e),(f),(h)	1,000,000	112,179
California Housing Finance Agency, Series X, 0.29%, 01/15/35 (d),(f),(h)	14,350,827	232,024
CFK Trust, Series 2020-MF2, Class X, 0.89%, 03/15/39 (d),(e),(f),(h)	19,612,000	340,543
Citigroup Commercial Mortgage Trust,
Series 2019-C7, Class XD, 1.33%, 12/15/72 (d),(e),(f),(h)	5,347,000	306,624
Series 2019-GC43, Class XD, 0.74%, 11/10/52 (d),(e),(f),(h)	5,918,000	172,764
Commercial Mortgage Trust, Series 2014-UBS4, Class XA, 1.13%, 08/10/47 (d),(f),(h)	9,690,595	1,715
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class XA, 0.84%, 06/15/57 (d),(f),(h)	32,265,281	134,127
Series 2015-C3, Class XA, 0.80%, 08/15/48 (d),(f),(h)	62,678,988	258,049
Series 2019-C18, Class XD, 1.55%, 12/15/52 (d),(e),(f),(h)	4,452,333	269,544
DC Office Trust, Series 2019-MTC, Class X, 0.21%, 09/15/45 (d),(e),(f),(h)	64,579,000	415,566
Federal Home Loan Mortgage Corp.,
Series 303, Class C28, 4.50%, 01/15/43 (h)	9,026,985	1,763,602
Series 4941, Class IO, 4.00%, 12/15/47 (h)	6,476,486	1,281,256

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
Series 4976, Class MI, 4.50%, 05/25/50 (h)	$13,935,406	$2,865,705
Series 5036, Class KI, 4.00%, 06/25/48 (h)	16,606,772	3,246,508
Series 5093, Class AI, 3.50%, 04/25/51 (h)	12,374,230	2,000,331
Series 5104, Class GI, 3.50%, 06/25/49 (h)	9,092,192	1,736,318
Series 5134, Class BI, 4.50%, 08/25/51 (h)	16,940,781	3,766,969
Series 5146, Class BI, 4.00%, 08/25/50 (h)	21,429,736	4,162,319
Series 5236, Class KI, 4.00%, 11/25/51 (h)	28,699,936	5,632,133
Series 5322, Class DI, 3.00%, 10/25/51 (h)	15,123,134	2,319,390
Series K049, Class X3, 1.60%, 10/25/43 (d),(f),(h)	2,177,000	26,324
Series K061, Class X1, 0.28%, 11/25/26 (d),(f),(h)	15,644,371	57,775
Series K071, Class X1, 0.41%, 11/25/27 (d),(f),(h)	86,190,511	667,201
Series K085, Class X3, 2.39%, 12/25/45 (d),(f),(h)	1,000,000	86,170
Series K095, Class X3, 2.17%, 08/25/47 (d),(f),(h)	9,297,000	826,271
Series K102, Class X3, 1.96%, 12/25/46 (d),(f),(h)	1,000,000	85,355
Series K115, Class X3, 3.06%, 09/25/48 (d),(f),(h)	1,000,000	139,280
Series K118, Class X3, 2.79%, 10/25/48 (d),(f),(h)	652,000	84,945
Series K119, Class X3, 2.82%, 09/25/48 (d),(f),(h)	1,525,000	202,756
Series K122, Class X3, 2.72%, 01/25/49 (d),(f),(h)	1,000,000	130,200
Series K128, Class X3, 2.88%, 04/25/31 (d),(f),(h)	1,000,000	143,497
Series K143, Class X3, 3.25%, 04/25/50 (d),(f),(h)	1,000,000	182,411
Series K154, Class X1, 0.43%, 11/25/32 (d),(f),(h)	30,785,289	534,710
Series KLU1, Class X3, 4.24%, 01/25/31 (d),(f),(h)	18,375,372	1,785,204
Series KLU2, Class X1, 1.09%, 08/25/29 (d),(f),(h)	55,032,856	2,079,857
Series KLU2, Class X3, 4.04%, 08/25/29 (d),(f),(h)	8,173,690	1,004,416
Series KS11, Class XFX, 1.76%, 06/25/29 (d),(f),(h)	25,110,973	1,462,714
Series KW10, Class X3, 2.82%, 10/25/32 (d),(f),(h)	5,935,000	690,531
Federal National Mortgage Association,
Series 2020-41, Class GI, 4.00%, 10/15/44 (h)	33,432,464	6,235,756
Series 2020-62, Class GI, 4.00%, 06/25/48 (h)	8,592,052	1,714,724
Series 2020-65, Class JI, 4.00%, 09/25/50 (h)	11,220,429	2,324,649
Series 2021-91, Class NI, 3.50%, 01/25/52 (h)	22,841,326	3,969,960
Series 409, Class C14, 3.50%, 04/25/42 (h)	12,471,467	1,988,314
Series 413, Class C35, 4.50%, 10/25/40 (h)	10,179,986	1,877,281
Government National Mortgage Association,
Series 2020-127, Class IY, 4.00%, 08/20/50 (h)	11,678,314	2,346,348
Series 2021-158, Class JI, 5.00%, 02/20/50 (h)	11,898,141	2,489,186
Series 2022-125, Class CI, 5.00%, 06/20/52 (h)	21,230,249	4,030,669
Series 2022-125, Class IO, 4.50%, 06/20/52 (h)	26,278,108	4,934,398
Series 2022-159, Class IA, 4.50%, 12/20/48 (h)	17,849,248	3,237,336
GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class XCP, 0.00%, 12/15/36 (d),(e),(f),(h),(i)	15,243,000	153
GS Mortgage Securities Trust, Series 2019-GC40, Class XD, 1.37%, 07/10/52 (d),(e),(f),(h)	2,219,000	111,744
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class XD, 1.55%, 11/13/52 (d),(e),(f),(h)	4,231,000	259,737
MFT Mortgage Trust, Series 2020-ABC, Class XA, 0.23%, 02/10/42 (d),(e),(f),(h)	20,401,000	146,520

		77,565,067

U.S. Government Sponsored Agency Securities — 28.3%
Uniform Mortgage-Backed Security,
TBA, 30 Year Maturity, 4.50%, 07/14/72 (n)	100,000,000	94,425,800
TBA, 30 Year Maturity, 5.50%, 07/01/54 (n)	311,000,000	307,063,984

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
TBA, 30 Year Maturity, 6.00%, 07/13/72 (n)	$328,000,000	$329,204,416
TBA, 30 Year Maturity, 6.50%, 07/13/72 (n)	310,000,000	315,764,140

		1,046,458,340

Total North America		1,362,387,923

TOTAL MORTGAGE-BACKED SECURITIES (COST $1,397,038,049)		1,363,860,469

U.S. TREASURY OBLIGATIONS — 0.6%
North America — 0.6%
U.S. Treasury Bills, 0.00%, 09/19/24 (i)	12,500,000	12,355,174
U.S. Treasury Notes,
2.75%, 08/15/32 (d),(k)	1,680,600	1,495,537
3.50%, 01/31/28 (d),(k)	832,900	806,644
3.88%, 12/31/27 (d),(k)	4,088,900	4,010,476
4.13%, 11/15/32 (d),(k)	1,911,000	1,878,827

Total North America		20,546,658

TOTAL U.S. TREASURY OBLIGATIONS (COST $20,879,165)		20,546,658

	Shares	Value
CLOSED-END FUND — 0.9%
Pershing Square Holdings Ltd.	617,500	32,665,765

TOTAL CLOSED-END FUND (COST $29,266,935)		32,665,765

WARRANTS — 0.1%
ATI Penny Warrant (a),(d)	111,184	8,895
ATI Warrant (a),(d)	100,595	0
McLaren Racing Ltd. (a),(c),(d)	22,935	2,312,093

TOTAL WARRANTS (COST $0)		2,320,988

INVESTMENTS IN INVESTEE FUNDS — 11.7%
North America — 11.7%
Aeolus Property Catastrophe Keystone PF Fund LP (cost $16,937,738) (a),(o)	3	19,019,419
Asgard Fixed Income Risk Premia Fund (cost $114,197,961) (a),(o)	116,681	150,213,600
Atreides Co. Series K DIs - SpaceX (Common) (cost $1,762,684) (a),(o)	1	2,854,646
Centiva Offshore Fund Ltd. (cost $5,963,330) (a),(o)	1	8,616,670
Kirkoswald Global Ltd. (cost $37,370,000) (a),(o)	37,370	37,704,022
PIMCO ILS Fund SP II (cost $18,909,079) (a),(o)	6	17,050,815
Rokos Global Macro Fund Ltd. (cost $93,000,000) (o)	1	145,173,121
Statar Capital LLC (cost $59,000,005) (a),(o)	54,732	53,919,093

Total North America		434,551,386

TOTAL INVESTMENTS IN INVESTEE FUNDS (COST $347,140,797)		434,551,386

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
RIGHTS — 0.0%
Gracell Biotechnologies, Inc. (a),(c)	5,000	$0
Omthera Pharmaceuticals, Inc. (a),(c)	700	0
Pershing Square SPARC Holdings Ltd. (a),(c)	505,024	0
Sinovac Biotech Ltd. (a),(c)	200	1,294
Tectonic Therapeutic (a),(c)	450	0

TOTAL RIGHTS (COST $0)		1,294

TOTAL LONG-TERM INVESTMENTS (COST $3,661,298,583)		3,787,623,870

	Contracts	Value
COMMODITIES — 5.1%
California Carbon Allowance Vintage 2025 Physical (a),(d)	689	25,514
California Carbon Allowance Vintage 2021 Physical (a),(d)	941,000	34,704,080
California Carbon Allowance Vintage 2022 Physical (a),(d)	1,161,000	42,817,680
California Carbon Allowance Vintage 2023 Physical (a),(d)	525,000	19,362,000
California Carbon Allowance Vintage 2024 Physical (a),(d)	2,482,000	91,536,160

TOTAL COMMODITIES (COST $153,186,614)		188,445,434

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
PURCHASED OPTIONS — 0.6%
Exchange-Traded Call Options — 0.2%
NAT GAS EURO OPT APR25	5.00 USD	3/26/25	50	250	$38,896	$40,200	$1,304
NAT GAS EURO OPT AUG24	5.00 USD	7/26/24	9	45	2,443	36	(2,407)
NAT GAS EURO OPT OCT24	5.00 USD	9/25/24	1	5	1,123	117	(1,006)
NAT GAS EURO OPT SEP24	5.00 USD	8/27/24	1	5	1,123	39	(1,084)
CRUDE OIL FUT DEC 24	125.00 USD	11/15/24	25	3,125	32,590	4,500	(28,090)
NAT GAS EURO OPT AUG 24	4.25 USD	7/26/24	258	1,096	29,415	5,934	(23,481)
NAT GAS EURO OPT OCT24	4.25 USD	9/25/24	8	34	16,103	2,232	(13,871)
CRUDE OIL FUT DEC 24	110.00 USD	11/15/24	100	11,000	167,297	33,000	(134,297)
NAT GAS EURO OPT JAN 26	6.00 USD	12/26/25	25	150	95,500	120,500	25,000
NAT GAS EURO OPT FEB 26	6.00 USD	1/27/26	25	150	95,500	119,775	24,275
NAT GAS EURO OPT MAR 26	6.00 USD	2/24/26	25	150	95,500	83,675	(11,825)
NAT GAS EURO OPT APR 26	6.00 USD	3/26/26	25	150	95,500	28,425	(67,075)
NAT GAS EURO OPT MAY 26	6.00 USD	4/27/26	25	150	95,500	27,550	(67,950)
NAT GAS EURO OPT JUN 26	6.00 USD	5/26/26	25	150	95,500	32,750	(62,750)
NAT GAS EURO OPT JUL 26	6.00 USD	6/25/26	25	150	95,500	42,000	(53,500)
NAT GAS EURO OPT AUG 26	6.00 USD	7/28/26	25	150	95,500	44,475	(51,025)
NAT GAS EURO OPT SEP 26	6.00 USD	8/26/26	25	150	95,500	44,975	(50,525)
NAT GAS EURO OPT OCT 26	6.00 USD	9/25/26	25	150	95,500	50,700	(44,800)
NAT GAS EURO OPT NOV 26	6.00 USD	10/27/26	25	150	95,500	73,850	(21,650)
NAT GAS EURO OPT DEC 26	6.00 USD	11/24/26	25	150	95,500	110,375	14,875
SILVER DEC24	30.00 USD	11/25/24	120	3,600	615,084	1,185,000	569,916
SILVER DEC24	60.00 USD	11/25/24	40	2,400	28,103	11,800	(16,303)
NAT GAS EURO OPT DEC24	4.25 USD	11/25/24	8	34	16,103	18,760	2,657
NAT GAS EURO OPT NOV24	4.25 USD	10/28/24	8	34	16,103	7,328	(8,775)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
NAT GAS EURO OPT JAN26	4.50 USD	12/26/25	25	112	$118,250	$199,650	$81,400
NAT GAS EURO OPT FEB26	4.50 USD	1/27/26	25	112	118,250	188,825	70,575
NAT GAS EURO OPT MAR26	4.50 USD	2/24/26	25	112	118,250	129,875	11,625
NAT GAS EURO OPT APR26	4.50 USD	3/26/26	25	112	118,250	64,150	(54,100)
NAT GAS EURO OPT MAY26	4.50 USD	4/27/26	25	112	118,250	62,850	(55,400)
NAT GAS EURO OPT JUN26	4.50 USD	5/26/26	25	113	118,250	74,500	(43,750)
NAT GAS EURO OPT JUL26	4.50 USD	6/25/26	25	113	118,250	93,850	(24,400)
NAT GAS EURO OPT AUG26	4.50 USD	7/28/26	25	113	118,250	97,650	(20,600)
NAT GAS EURO OPT SEP26	4.50 USD	8/26/26	25	113	118,250	97,100	(21,150)
NAT GAS EURO OPT OCT26	4.50 USD	9/25/26	25	113	118,250	106,750	(11,500)
NAT GAS EURO OPT NOV26	4.50 USD	10/27/26	25	113	118,250	142,200	23,950
NAT GAS EURO OPT DEC26	4.50 USD	11/24/26	25	113	118,250	199,850	81,600
LME Copper 3Mo Call	9,000.00 USD	6/04/25	21	189,000	260,990	647,566	386,576
NAT GAS EURO OPT OCT 24	4.00 USD	9/25/24	152	608	64,784	59,888	(4,896)
NAT GAS EURO OPT SEP24	4.00 USD	8/27/24	101	404	40,695	14,847	(25,848)
NAT GAS EURO OPT AUG 24	4.00 USD	7/26/24	10	40	1,545	350	(1,195)
NAT GAS EURO OPT NOV 24	4.00 USD	10/28/24	151	604	68,841	184,371	115,530
NAT GAS EURO OPT NOV 24	3.00 USD	10/28/24	149	447	280,185	605,983	325,798
NAT GAS EURO OPT OCT 24	3.00 USD	9/25/24	148	444	278,052	274,688	(3,364)
NAT GAS EURO OPT SEP24	3.00 USD	8/27/24	99	297	173,539	99,594	(73,945)
NAT GAS EURO OPT AUG 24	3.00 USD	7/26/24	99	297	173,539	44,847	(128,692)
CORN DEC24	520.00 USD	11/22/24	195	101,400	212,700	41,438	(171,262)
SILVER DEC24	70.00 USD	11/25/24	80	5,600	26,182	16,000	(10,182)
SILVER SEP24	26.50 USD	8/27/24	45	1,192	253,016	723,375	470,359
BRENT CRUDE SEP24	90.00 USD	7/26/24	100	9,000	113,000	75,000	(38,000)
CRUDE OIL FUT SEP 24	87.00 USD	8/15/24	25	2,175	66,794	22,250	(44,544)
CBOE SPX VOLATILITY INDX SEP 24	19.00 USD	9/18/24	2,472	46,968	682,338	306,528	(375,810)
COPPER NOV24	475.00 USD	11/25/24	132	62,700	355,159	478,500	123,341
NAT GAS EURO OPT AUG24	3.50 USD	7/26/24	100	350	30,692	10,400	(20,292)
NAT GAS EURO OPT AUG24	5.50 USD	7/26/24	2	11	345	2	(343)
NAT GAS EURO OPT OCT24	5.50 USD	9/25/24	86	473	13,681	6,192	(7,489)
NAT GAS EURO OPT SEP24	4.25 USD	8/27/24	4	17	570	412	(158)
CRUDE OIL FUT NOV 24	90.00 USD	11/15/24	140	12,600	294,416	184,800	(109,616)
NAT GAS EURO OPT AUG24	4.50 USD	7/26/24	101	454	15,290	1,313	(13,977)
NAT GAS EURO OPT SEP24	4.50 USD	8/27/24	2	9	245	150	(95)
CRUDE OIL FUT SEP 24	110.00 USD	8/15/24	335	36,850	145,045	33,500	(111,545)
CBOE SPX VOLATILITY INDX JUL 24	17.00 USD	7/17/24	1,660	28,220	93,835	61,420	(32,415)
LME Copper 3Mo Call	11,000.00 USD	12/04/24	20	220,000	193,562	102,510	(91,052)
NAT GAS EURO OPT AUG24	3.90 USD	7/26/24	15	59	1,688	630	(1,058)
NAT GAS EURO OPT SEP24	4.20 USD	8/27/24	15	63	2,438	1,650	(788)
SILVER DEC24	43.00 USD	11/25/24	39	1,677	147,302	43,875	(103,427)
CRUDE OIL FUT AUG 24	80.00 USD	7/17/24	25	2,000	19,044	65,000	45,956
CRUDE OIL FUT NOV 24	110.00 USD	10/17/24	195	21,450	35,679	50,700	15,021
NAT GAS EURO OPT SEP24	4.75 USD	8/27/24	71	337	15,092	3,834	(11,258)
NAT GAS EURO OPT AUG24	4.75 USD	7/26/24	4	19	650	32	(618)
CRUDE OIL FUT DEC 24	85.00 USD	11/15/24	70	5,950	154,424	158,900	4,476
LME Copper 3Mo Call	10,500.00 USD	7/03/24	20	210,000	38,062	6,670	(31,392)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
BRENT CRUDE DEC24	90.00 USD	10/28/24	70	6,300	$105,700	$139,300	$33,600
CRUDE OIL FUT 24	85.00 USD	7/17/24	83	7,055	44,183	50,630	6,447
CBOE SPX VOLATILITY INDX SEP 24	22.00 USD	9/18/24	1,245	27,390	148,811	112,050	(36,761)
Invesco S&P 500 Equal Weight ETF	170.00 USD	8/16/24	1,165	198,050	111,755	95,530	(16,225)

					$8,193,251	$8,269,971	$76,720

Exchange-Traded Put Options — 0.1%
NAT GAS EURO OPT AUG24	2.75 USD	7/26/24	2	5	4,655	4,998	343
NAT GAS EURO OPT OCT24	2.75 USD	9/25/24	2	5	4,655	6,662	2,007
NAT GAS EURO OPT SEP24	2.75 USD	8/27/24	2	6	4,655	6,428	1,773
CRUDE OIL FUT DEC 24	46.00 USD	11/15/24	25	1,150	85,091	2,500	(82,591)
NAT GAS EURO OPT APR 25	2.00 USD	3/26/25	50	100	46,296	35,050	(11,246)
NAT GAS EURO OPT MAY 25	2.00 USD	4/25/25	50	100	46,296	36,150	(10,146)
NAT GAS EURO OPT JUN 25	2.00 USD	5/27/25	50	100	46,296	29,700	(16,596)
NAT GAS EURO OPT OCT25	2.00 USD	9/25/25	50	100	46,296	30,350	(15,946)
NAT GAS EURO OPT JUL 25	2.00 USD	6/25/25	50	100	46,296	24,500	(21,796)
NAT GAS EURO OPT SEP25	2.00 USD	8/26/25	50	100	46,296	29,250	(17,046)
NAT GAS EURO OPT AUG25	2.00 USD	7/28/25	50	100	46,296	25,800	(20,496)
LME Copper 3Mo Call	7,500.00 USD	12/04/24	39	292,500	258,142	32,974	(225,168)
LME Copper 3Mo Call	7,500.00 USD	6/01/25	40	300,000	400,123	111,320	(288,803)
CORN DEC24	420.00 USD	11/22/24	195	81,900	156,638	235,219	78,581
NAT GAS EURO OPT NOV 24	1.00 USD	10/28/24	250	250	23,230	5,000	(18,230)
S&P 500 Index	5,050.00 USD	11/15/24	442	2,232,100	3,554,647	2,342,600	(1,212,047)
CRUDE OIL FUT DEC 24	70.00 USD	11/15/24	140	9,800	434,416	268,800	(165,616)
DJ EURO STOXX 50 JUL 24	4,850.00 EUR	7/05/24	415	2,012,750	144,359	140,889	(3,470)
E-Mini S&P 500 Index	5,500.00 USD	7/01/24	415	2,282,500	348,152	137,987	(210,165)
1HG AUG4430 P	430.00 USD	7/25/24	80	34,400	108,214	92,000	(16,214)
DJ EURO STOXX 50 JUL 24	4,775.00 EUR	7/03/24	581	2,774,275	83,757	73,858	(9,899)
CRUDE OIL FUT OCT 24	77.00 USD	9/17/24	50	3,850	111,838	122,000	10,162
BRENT CRUDE NOV24	81.00 USD	9/25/24	50	4,050	130,000	130,000	0

					$6,176,644	$3,924,035	$(2,252,609)

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)

OTC Call Options — 0.1%
LME Nickel 3Mo Call	Morgan Stanley Capital Services LLC	40,000.00 USD	12/04/24	1,260	50,400,000	$ 20,574	$ 4,316	$ (16,258)
LME Copper 3Mo Call	Morgan Stanley Capital Services LLC	16,500.00 USD	12/04/24	7,500	123,750,000	84,410	16,761	(67,649)
Dual Digital Option S&P 500 Index 3858.8 & SOFR 5y 3.903%	Deutsche Bank AG	3,858.80 USD	9/20/24	10,800,000	41,675,040,000	127,220	25,362	(101,858)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
JPY CNH FX Option Call 18.16 7/23/24	Bank of America N.A.	18.16 JPY	7/23/24	295,750,000	5,370,820,000	$321,273	$404	$(320,869)
JPY CNH FX Option Call 17.67 10/23/24	Bank of America N.A.	17.67 JPY	10/23/24	295,750,000	5,225,902,500	288,727	7,534	(281,193)
12/4/24 Copper Future Call 10500 12/4/2024	Bank of America N.A.	10,500.00 USD	12/04/24	11,374	119,427,000	2,117,820	3,342,495	1,224,675
FX Knock Out Option USD Call CNH Put 7.325 8/21/24	Goldman Sachs International	7.33 USD	8/21/24	82,400,000	603,580,000	153,264	201,230	47,966
EUR USD FX Option Call 1.13 1/2/25	Deutsche Bank AG	1.13 EUR	1/02/25	25,221,239	28,500,000	230,850	103,175	(127,675)
EUR USD FX Option Call 1.2 1/2/25	Deutsche Bank AG	1.20 USD	1/02/25	2,850,000	3,420,000	100,700	34,894	(65,806)
USD CNH FX Option Call 7.1 10/7/24	JP Morgan Securities LLC	7.10 USD	10/07/24	11,000,000	78,100,000	210,320	306,024	95,704
USD CNH FX Option Call 7.5 4/7/25	JP Morgan Securities LLC	7.50 USD	4/07/25	500,000	3,750,000	81,425	74,937	(6,488)
USD CNH FX Option Call 7.65 4/7/25	JP Morgan Securities LLC	7.65 USD	4/07/25	500,000	3,825,000	57,500	44,224	(13,276)
USD CHF FX Option Call .92 7/18/24	JPMorgan Chase Bank, N.A.	0.92 USD	7/18/24	41,500,000	38,180,000	233,852	9,348	(224,504)
Dual Digital FX Option WTI Crude Future Jan25 85 Call & USD/CNH 7.2656 Call 12/16/24	Morgan Stanley & Co. LLC	85.00 USD	12/16/24	1,245,000	105,825,000	136,950	152,674	15,724
USD TRY FX Option Call 40.5 8/15/24	JPMorgan Chase Bank, N.A.	40.50 USD	8/15/24	33,200,000	1,344,600,000	216,637	63,747	(152,890)
CDX IG42 Credit Swaption Call 50 9/18/2024	Morgan Stanley & Co. LLC	50.00 USD	9/18/24	90,292,000	4,514,600,000	76,748	55,033	(21,715)

						$4,458,270	$4,442,158	$(16,112)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)

OTC Put Options — 0.2%
USD ILS FX Option Put 3.466 10/22/24	Bank of America N.A.	3.47 USD	10/22/24	2,730,000	9,462,180	$944,319	$169,615	$(774,704)
JPY CNH FX Option Put 18.256 7/31/24	Deutsche Bank AG	18.26 JPY	7/31/24	315,250,000	5,755,204,000	386,323	689	(385,634)
JPY CNH FX Option Put 17.7735 10/31/24	Deutsche Bank AG	17.77 JPY	10/31/24	315,250,000	5,603,095,875	343,996	10,294	(333,702)
USD TRY FX Option Put 38.925 12/6/24	Deutsche Bank AG	38.93 USD	12/06/24	22,310,000	868,416,750	1,624,922	1,365,428	(259,494)
EUR USD FX Option Put 1.02 7/10/24	JPMorgan Chase Bank, N.A.	1.02 EUR	7/10/24	4,120,000	4,202,400	252,092	24,375	(227,717)
Dual Digital Option SPX 4515.5 Put & SOFR 4.2 Call 2024	Goldman Sachs International	4,515.35 USD	7/19/24	1,648,000	7,441,296,800	156,560	1,379	(155,181)
EUR USD FX Option Put 1.05 1/2/25	Deutsche Bank AG	1.05 EUR	1/02/25	27,142,857	28,500,000	250,800	276,992	26,192
EUR USD FX Option Put 1 1/2/25	Deutsche Bank AG	1.00 USD	1/02/25	5,670,000	5,670,000	512,884	391,164	(121,720)
EUR USD FX Option Put 1.035 10/18/24	Morgan Stanley Capital Services LLC	1.04 EUR	10/18/24	2,490,000	2,577,150	208,043	314,899	106,856
S&P 500 Index	Citibank N.A.	4,698.64 USD	9/20/24	8,214	38,594,629	186,745	24,949	(161,796)
S&P 500 Index	JPMorgan Chase Bank, N.A.	4,696.50 USD	9/20/24	8,217	38,591,141	182,582	24,721	(157,861)
EURO STOXX 50 Index	JPMorgan Chase Bank, N.A.	4,432.32 EUR	9/20/24	16,854	74,702,321	291,526	170,993	(120,533)
FTSE 100 Index	Citibank N.A.	7,224.40 GBP	12/20/24	4,135	29,872,894	106,590	36,335	(70,255)
FTSE 100 Index	Bank of America N.A.	7,224.30 GBP	12/20/24	4,135	29,873,781	106,595	36,349	(70,246)
USD TRY FX Option Put 32 11/14/24	JPMorgan Chase Bank, N.A.	32.00 USD	11/14/24	2,490,000	79,680,000	114,540	97,988	(16,552)
S&P 500 Index	Goldman Sachs International	5,050.00 USD	8/30/24	87,420	441,471,000	3,872,706	1,550,507	(2,322,199)
USD CLP FX Option Put 800 11/29/24	Bank of America N.A.	800.00 USD	11/29/24	4,324,000	3,459,200,000	228,307	101,550	(126,757)
USD CLP FX Option Put 800 2/27/25	Bank of America N.A.	800.00 USD	2/27/25	4,324,000	3,459,200,000	366,243	242,649	(123,594)
USD CLP FX Option Put 800 5/30/25	Bank of America N.A.	800.00 USD	5/30/25	4,324,000	3,459,200,000	464,830	354,165	(110,665)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
Dual Digital FX Option USD/JPY 149.33 Put & JYS010 1.304 Call 10/14/24	Citibank N.A.	149.33 USD	10/24/24	1,660,000	247,887,800	$113,710	$65,244	$(48,466)
Dual Digital Option ESTX 50 PR Index 4654.05 Put & EUR/USD 1.0533 Put 9/20/24	Citibank N.A.	4,654.05 EUR	9/20/24	1,660,000	7,725,723,000	131,992	131,555	(437)
EUR USD FX Option Put 1.0725 7/22/24	JPMorgan Chase Bank, N.A.	1.07 EUR	7/22/24	41,500,000	44,508,750	64,420	64,832	412
USD CNH FX Option Put 7.25 7/23/24	JPMorgan Chase Bank, N.A.	7.25 USD	7/23/24	83,000,000	601,750,000	214,306	128,359	(85,947)
XAU USD FX Option Put 2300 7/25/24	JPMorgan Chase Bank, N.A.	2,300.00 USD	7/25/24	16,600	38,180,000	324,829	297,607	(27,222)
USD CNH FX Option Put 7.26 7/19/24	JPMorgan Chase Bank, N.A.	7.26 USD	7/19/24	83,000,000	602,580,000	191,730	136,510	(55,220)
USD CNH FX Option Put 7.26 7/26/24	JPMorgan Chase Bank, N.A.	7.26 USD	7/26/24	41,500,000	301,290,000	95,865	90,711	(5,154)
CDX IG42 Credit Swaption Call 50 9/18/2024	Citibank N.A.	50.00 USD	9/18/24	270,874,000	13,543,700,000	260,039	165,098	(94,941)

						$11,997,494	$6,274,957	$(5,722,537)

Total Purchased Options Outstanding						$30,825,659	$22,911,121	$(7,914,538)

Security Description	Shares	Value
REPURCHASE AGREEMENTS (p) — 3.3%
Barclays Capital, Inc., 3.45%, dated 06/01/2023, due On Demand (collateralized by Egypt International Bond, 5.88% due 06/11/2025, market value $621,948) (q)	519,836	$519,836
Barclays Capital, Inc., 3.25%, dated 09/08/2023, due On Demand (collateralized by Alibaba Group Holding Limited, 2.13% due 02/09/2031, market value $1,138,444) (q)	1,127,621	1,127,621
Barclays Capital, Inc., 5.15%, dated 09/18/2023, due On Demand (collateralized by Turkey Government Bond, 6.00% due 01/14/2041, market value $204,180) (q)	190,875	190,875
Barclays Capital, Inc., 5.10%, dated 11/22/2023, due On Demand (collateralized by Turkey Government Bond, 6.75% due 05/30/2040, market value $644,069) (q)	614,363	614,363
Barclays Capital, Inc., 5.00%, dated 12/06/2023, due On Demand (collateralized by America Movil SAB de CV, 6.38% due 03/01/2035, market value $849,657) (q)	895,758	895,758
Barclays Capital, Inc., 5.00%, dated 12/07/2023, due On Demand (collateralized by Turkey Government Bond, 7.38% due 02/05/2025, market value $1,560,274) (q)	1,690,006	1,690,006
Barclays Capital, Inc., 3.25%, dated 12/11/2023, due On Demand (collateralized by Alibaba Group Holding Limited, 2.13% due 02/09/2031, market value $1,002,955) (q)	1,018,855	1,018,855
Barclays Capital, Inc., 3.45%, dated 12/11/2023, due On Demand (collateralized by Egypt International Bond, 5.88% due 06/11/2025, market value $1,952,740) (q)	1,884,701	1,884,701

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
Repurchase Agreements — 3.3% (CONTINUED)
Barclays Capital, Inc., 5.00%, dated 12/11/2023, due On Demand (collateralized by Alibaba Group Holding Limited, 3.40% due 12/06/2027, market value $2,150,478) (q)	2,187,065	$2,187,065
Barclays Capital, Inc., 3.25%, dated 12/11/2023, due On Demand (collateralized by Alibaba Group Holding Limited, 2.13% due 02/09/2031, market value $1,378,856) (q)	1,400,716	1,400,716
Barclays Capital, Inc., 5.00%, dated 12/11/2023, due On Demand (collateralized by Alibaba Group Holding Limited, 3.40% due 12/06/2027, market value $1,003,431) (q)	1,020,502	1,020,502
Barclays Capital, Inc., 5.12%, dated 01/11/2024, due On Demand (collateralized by Turkey Government Bond, 11.88% due 01/15/2030, market value $1,195,278) (q)	1,268,530	1,268,530
Barclays Capital, Inc., 5.00%, dated 01/29/2024, due On Demand (collateralized by Vale Overseas Ltd., 6.13% due 06/12/2033, market value $2,478,940) (q)	2,594,932	2,594,932
Barclays Capital, Inc., 5.00%, dated 01/29/2024, due On Demand (collateralized by Vale Overseas Ltd., 6.88% due 11/10/2039, market value $2,622,061) (q)	2,751,545	2,751,545
Barclays Capital, Inc., 3.05%, dated 01/29/2024, due On Demand (collateralized by West African Development Bank, 2.75% due 01/22/2033, market value $622,767) (q)	558,443	598,065
Barclays Capital, Inc., 5.00%, dated 02/05/2024, due On Demand (collateralized by Vale Overseas Ltd., 6.88% due 11/10/2039, market value $1,042,853) (q)	1,100,317	1,100,317
Barclays Capital, Inc., 5.00%, dated 02/06/2024, due On Demand (collateralized by Vale Overseas Ltd., 6.88% due 11/10/2039, market value $294,302) (q)	310,495	310,495
Barclays Capital, Inc., 5.05%, dated 02/26/2024, due On Demand (collateralized by Bahrain International Bond, 7.50% due 09/20/2047, market value $2,766,974) (q)	2,912,134	2,912,134
Barclays Capital, Inc., 5.05%, dated 02/27/2024, due On Demand (collateralized by Bahrain International Bond, 7.50% due 09/20/2047, market value $276,602) (q)	290,964	290,964
Barclays Capital, Inc., 5.10%, dated 02/27/2024, due On Demand (collateralized by Turkey Government Bond, 8.00% due 02/14/2034, market value $5,543,066) (q)	5,590,780	5,590,780
Barclays Capital, Inc., 5.00%, dated 02/28/2024, due On Demand (collateralized by Mexican Federal Electricity Commission, 4.02% due 07/26/2033, market value $777,958) (q)	819,892	819,892
Barclays Capital, Inc., 5.10%, dated 03/06/2024, due On Demand (collateralized by Turkey Government Bond, 11.88% due 01/15/2030, market value $892,391) (q)	911,084	911,084
Barclays Capital, Inc., 5.12%, dated 03/06/2024, due On Demand (collateralized by Turkey Government Bond, 7.63% due 05/15/2034, market value $1,171,275) (q)	1,184,053	1,184,053
Barclays Capital, Inc., 5.10%, dated 03/15/2024, due On Demand (collateralized by Mexican International Bond, 6.34% due 05/04/2053, market value $3,125,556) (q)	3,406,977	3,406,977
Barclays Capital, Inc., 4.90%, dated 03/26/2024, due On Demand (collateralized by Mongolia International bonds, 7.88% due 06/05/2029, market value $1,321,677) (q)	1,403,325	1,403,325
Barclays Capital, Inc., 4.50%, dated 04/04/2024, due On Demand (collateralized by Trust Fibra UNO, 7.38% due 02/13/2034, market value $639,219) (q)	670,782	670,782
Barclays Capital, Inc., 4.50%, dated 04/04/2024, due On Demand (collateralized by Trust Fibra UNO, 7.38% due 02/13/2034, market value $421,214) (q)	442,012	442,012
Barclays Capital, Inc., 4.50%, dated 04/05/2024, due On Demand (collateralized by Trust Fibra UNO, 7.38% due 02/13/2034, market value $270,287) (q)	283,486	283,486
Barclays Capital, Inc., 5.10%, dated 04/08/2024, due On Demand (collateralized by South Africa International Bond, 5.88% due 04/20/2032, market value $2,044,430) (q)	2,103,243	2,103,243
Barclays Capital, Inc., 5.10%, dated 04/08/2024, due On Demand (collateralized by South Africa International Bond, 5.88% due 04/20/2032, market value $1,195,676) (q)	1,230,073	1,230,073
Barclays Capital, Inc., 5.00%, dated 04/08/2024, due On Demand (collateralized by Alibaba Group Holding Limited, 3.40% due 12/06/2027, market value $2,293,151) (q)	2,374,961	2,374,961
Barclays Capital, Inc., 3.50%, dated 04/10/2024, due On Demand (collateralized by Nigerian International Bond, 9.25% due 01/21/2049, market value $2,453,836) (q)	2,730,374	2,730,374
JPMorgan Chase Bank, N.A., 5.00%, dated 04/16/2024, due 07/31/2024 (collateralized by Saudi Arabia International Bond, 4.63% due 10/04/2047, market value $2,764,940)	2,790,208	2,790,208
JPMorgan Chase Bank, N.A., 5.00%, dated 04/16/2024, due On Demand (collateralized by Saudi Arabia International Bond, 4.63% due 10/04/2047, market value $1,617,648) (q)	1,632,431	1,632,431

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
Repurchase Agreements — 3.3% (CONTINUED)
JPMorgan Chase Bank, N.A., 3.00%, dated 04/17/2024, due 07/31/2024 (collateralized by Nigerian International Bond, 9.25% due 01/21/2049, market value $797,234)	864,338	$864,338
JPMorgan Chase Bank, N.A., 4.50%, dated 04/22/2024, due 07/31/2024 (collateralized by Industrial and Commercial Bank of China Limited Bond, 3.20% due Perpetual Maturity, market value $4,794,975)	5,024,419	5,024,419
JPMorgan Chase Bank, N.A., 5.10%, dated 04/22/2024, due 07/31/2024 (collateralized by Turkey Government Bond, 7.63% due 05/15/2034, market value $4,070,281)	4,256,231	4,256,231
JPMorgan Chase Bank, N.A., 3.35%, dated 04/22/2024, due 07/31/2024 (collateralized by West African Development Bank, 2.75% due 01/22/2033, market value $498,730)	476,929	510,767
JPMorgan Chase Bank, N.A., 2.25%, dated 04/22/2024, due 07/31/2024 (collateralized by Bank of China Bond, 2.13% due 12/03/2029, market value $1,697,527)	1,767,860	1,767,860
JPMorgan Chase Bank, N.A., 5.00%, dated 04/22/2024, due 07/31/2024 (collateralized by West African Development Bank, 4.70% due 10/22/2031, market value $634,132)	654,824	654,824
JPMorgan Chase Bank, N.A., 5.05%, dated 04/22/2024, due 07/31/2024 (collateralized by Mexican Federal Electricity Commission, 4.02% due 07/26/2033, market value $578,871)	605,098	605,098
JPMorgan Chase Bank, N.A., 5.10%, dated 04/22/2024, due On Demand (collateralized by Turkey Government Bond, 7.63% due 05/15/2034, market value $3,018,750) (q)	3,160,598	3,160,598
Barclays Capital, Inc., 4.50%, dated 04/23/2024, due On Demand (collateralized by Trust Fibra UNO, 7.38% due 02/13/2034, market value $368,932) (q)	383,617	383,617
Barclays Capital, Inc., 4.50%, dated 04/23/2024, due On Demand (collateralized by Trust Fibra UNO, 7.38% due 02/13/2034, market value $326,515) (q)	339,512	339,512
Barclays Capital, Inc., 5.12%, dated 04/25/2024, due On Demand (collateralized by Turkey Government Bond, 7.63% due 05/15/2034, market value $912,669) (q)	929,547	929,547
Barclays Capital, Inc., 5.12%, dated 04/25/2024, due On Demand (collateralized by Turkey Government Bond, 7.63% due 05/15/2034, market value $533,313) (q)	543,175	543,175
Barclays Capital, Inc., 3.00%, dated 05/02/2024, due On Demand (collateralized by Nigerian International Bond, 9.25% due 01/21/2049, market value $1,531,460) (q)	1,650,699	1,650,699
Barclays Capital, Inc., 4.93%, dated 05/02/2024, due On Demand (collateralized by Turkey Government Bond, 8.00% due 02/14/2034, market value $2,427,466) (q)	2,485,915	2,485,915
Barclays Capital, Inc., 4.93%, dated 05/02/2024, due On Demand (collateralized by Turkey Government Bond, 8.00% due 02/14/2034, market value $1,266,504) (q)	1,296,999	1,296,999
Barclays Capital, Inc., 5.12%, dated 05/07/2024, due On Demand (collateralized by Turkey Government Bond, 7.63% due 05/15/2034, market value $805,000) (q)	841,001	841,000
Barclays Capital, Inc., 5.12%, dated 05/07/2024, due On Demand (collateralized by Turkey Government Bond, 7.63% due 05/15/2034, market value $503,125) (q)	525,625	525,625
Barclays Capital, Inc., 5.10%, dated 05/13/2024, due On Demand (collateralized by Mexican International Bond, 6.34% due 05/04/2053, market value $1,006,024) (q)	1,045,071	1,045,071
Barclays Capital, Inc., 5.10%, dated 05/15/2024, due On Demand (collateralized by Mexican International Bond, 6.34% due 05/04/2053, market value $435,598) (q)	453,439	453,439
JPMorgan Chase Bank, N.A., 5.05%, dated 05/15/2024, due On Demand (collateralized by Mexican International Bond, 6.34% due 05/04/2053, market value $1,073,909) (q)	1,139,277	1,139,277
JPMorgan Chase Bank, N.A., 5.10%, dated 05/17/2024, due 07/31/2024 (collateralized by U.S. Treasury Notes, 8.25% due 09/28/2051, market value $1,494,810)	1,663,245	1,663,245
JPMorgan Chase Bank, N.A., 5.10%, dated 05/17/2024, due On Demand (collateralized by Nigerian International Bond, 8.25% due 09/28/2051, market value $872,865) (q)	971,219	971,219
JPMorgan Chase Bank, N.A., 5.00%, dated 05/20/2024, due 07/31/2024 (collateralized by Turkey Government Bond, 6.00% due 01/14/2041, market value $589,300)	631,749	631,749
Barclays Capital, Inc., 3.85%, dated 05/22/2024, due On Demand (collateralized by Pakistan International bonds, 7.38% due 04/08/2031, market value $630,762) (q)	672,171	672,171
Barclays Capital, Inc., 3.85%, dated 05/22/2024, due On Demand (collateralized by Pakistan International bonds, 7.38% due 04/08/2031, market value $315,381) (q)	336,085	336,085
JPMorgan Chase Bank, N.A., 5.05%, dated 05/23/2024, due 07/31/2024 (collateralized by Colombian International Bond, 8.00% due 11/14/2035, market value $2,678,103)	2,834,327	2,834,327

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
Repurchase Agreements — 3.3% (CONTINUED)
JPMorgan Chase Bank, N.A., 5.05%, dated 05/23/2024, due On Demand (collateralized by Colombian International Bond, 8.00% due 11/14/2035, market value $1,563,683) (q)	1,654,899	$1,654,899
JPMorgan Chase Bank, N.A., 5.05%, dated 05/23/2024, due On Demand (collateralized by Colombian International Bond, 3.25% due 04/22/2032, market value $1,163,536) (q)	1,233,544	1,233,544
Barclays Capital, Inc., 5.00%, dated 05/23/2024, due On Demand (collateralized by Vale Overseas Ltd., 6.13% due 06/12/2033, market value $4,197,066) (q)	4,406,562	4,406,562
JPMorgan Chase Bank, N.A., 5.05%, dated 05/23/2024, due 07/31/2024 (collateralized by Colombian International Bond, 3.25% due 04/22/2032, market value $1,992,775)	2,112,677	2,112,677
JPMorgan Chase Bank, N.A., 5.00%, dated 05/24/2024, due 07/31/2024 (collateralized by The National Copper Corporation of Chile, 6.44% due 01/26/2036, market value $1,344,084)	1,427,354	1,427,354
JPMorgan Chase Bank, N.A., 5.00%, dated 05/24/2024, due On Demand (collateralized by The National Copper Corporation of Chile, 6.44% due 01/26/2036, market value $785,597) (q)	834,268	834,268
Barclays Capital, Inc., 5.05%, dated 05/30/2024, due On Demand (collateralized by The National Copper Corporation of Chile, 6.44% due 01/26/2036, market value $788,694) (q)	789,664	789,664
Barclays Capital, Inc., 5.05%, dated 05/30/2024, due On Demand (collateralized by The National Copper Corporation of Chile, 6.44% due 01/26/2036, market value $1,352,342) (q)	1,354,006	1,354,006
Barclays Capital, Inc., 5.10%, dated 05/30/2024, due On Demand (collateralized by Nigerian International Bond, 7.88% due 02/16/2032, market value $901,940) (q)	938,814	938,814
Barclays Capital, Inc., 5.10%, dated 05/30/2024, due On Demand (collateralized by Nigerian International Bond, 7.88% due 02/16/2032, market value $526,491) (q)	548,016	548,016
JPMorgan Chase Bank, N.A., 3.00%, dated 05/31/2024, due 07/31/2024 (collateralized by Pakistan International bonds, 7.38% due 04/08/2031, market value $409,207)	453,680	453,680
JPMorgan Chase Bank, N.A., 3.00%, dated 05/31/2024, due On Demand (collateralized by Pakistan International bonds, 7.38% due 04/08/2031, market value $291,727) (q)	323,433	323,433
Barclays Capital, Inc., 5.05%, dated 06/03/2024, due On Demand (collateralized by Colombian International Bond, 8.00% due 11/14/2035, market value $1,436,203) (q)	1,471,850	1,471,850
Barclays Capital, Inc., 5.05%, dated 06/04/2024, due On Demand (collateralized by Ecopetrol S.A., 8.38% due 01/19/2036, market value $746,507) (q)	766,748	766,748
Barclays Capital, Inc., 5.05%, dated 06/04/2024, due On Demand (collateralized by Ecopetrol S.A., 8.38% due 01/19/2036, market value $1,277,903) (q)	1,312,551	1,312,551
JPMorgan Chase Bank, N.A., 5.05%, dated 06/13/2024, due 07/31/2024 (collateralized by Ecopetrol S.A., 8.38% due 01/19/2036, market value $957,690)	1,045,249	1,045,249
JPMorgan Chase Bank, N.A., 5.05%, dated 06/13/2024, due 07/31/2024 (collateralized by Ecopetrol S.A., 8.38% due 01/19/2036, market value $560,863)	612,141	612,141
JPMorgan Chase Bank, N.A., 5.10%, dated 06/17/2024, due 07/31/2024 (collateralized by Petroleos Mexicanos Bond, 8.75% due 06/02/2029, market value $2,554,561)	2,693,593	2,693,593
JPMorgan Chase Bank, N.A., 5.10%, dated 06/17/2024, due On Demand (collateralized by Petroleos Mexicanos Bond, 8.75% due 06/02/2029, market value $1,493,785) (q)	1,575,085	1,575,085
Merrill Lynch, Pierce, Fenner & Smith, Inc., 5.30%, dated 06/20/2024, due 09/23/2024 (collateralized by US Treasury Notes, 1.75% due 01/15/2034, market value $1,290,420)	1,331,304	1,331,304
Barclays Capital, Inc., 4.95%, dated 06/21/2024, due On Demand (collateralized by Mexican Federal Electricity Commission, 4.02% due 07/26/2033, market value $587,666) (q)	616,701	616,701
Barclays Capital, Inc., 4.95%, dated 06/21/2024, due On Demand (collateralized by Mexican Federal Electricity Commission, 4.02% due 07/26/2033, market value $1,136,954) (q)	1,193,128	1,193,128
JPMorgan Chase Bank, N.A., 5.05%, dated 06/21/2024, due 07/31/2024 (collateralized by Petroleos Mexicanos Bond, 8.75% due 06/02/2029, market value $830,233)	884,053	884,053
JPMorgan Chase Bank, N.A., 5.05%, dated 06/21/2024, due On Demand (collateralized by Petroleos Mexicanos Bond, 8.75% due 06/02/2029, market value $485,481) (q)	516,952	516,952
JPMorgan Chase Bank, N.A., 4.95%, dated 06/24/2024, due 07/31/2024 (collateralized by Mexican Federal Electricity Commission, 4.02% due 07/26/2033, market value $224,672)	230,712	230,712
Barclays Capital, Inc., 4.95%, dated 06/25/2024, due On Demand (collateralized by Mexican Federal Electricity Commission, 4.02% due 07/26/2033, market value $274,244) (q)	280,281	280,281

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
Repurchase Agreements — 3.3% (CONTINUED)
Barclays Capital, Inc., 4.95%, dated 06/25/2024, due On Demand (collateralized by Mexican Federal Electricity Commission, 4.02% due 07/26/2033, market value $291,834) (q)	298,258	$298,258
Barclays Capital, Inc., 4.95%, dated 06/25/2024, due On Demand (collateralized by Mexican Federal Electricity Commission, 4.02% due 07/26/2033, market value $247,060) (q)	259,901	259,901
Barclays Capital, Inc., 4.95%, dated 06/25/2024, due On Demand (collateralized by Mexican Federal Electricity Commission, 4.02% due 07/26/2033, market value $159,909) (q)	168,221	168,221
Barclays Capital, Inc., 5.00%, dated 06/26/2024, due On Demand (collateralized by Dominican Republic International Bond, 6.00% due 02/22/2033, market value $2,041,748) (q)	2,154,877	2,154,877
Barclays Capital, Inc., 3.10%, dated 06/12/2024, due 07/01/2024 (collateralized by South Africa International Bond, 5.88% due 04/20/2032, market value $906,265)	907,095	907,095
Barclays Capital, Inc., 5.10%, dated 06/12/2024, due 07/01/2024 (collateralized by South Africa International Bond, 5.88% due 04/20/2032, market value $1,550,020)	1,551,439	1,551,439
Barclays Capital, Inc., 0.00%, dated 06/28/2024, due On Demand (collateralized by South Africa International Bond, 5.88% due 04/20/2032, market value $850,609) (q)	861,436	861,436
Barclays Capital, Inc., 0.00%, dated 06/28/2024, due On Demand (collateralized by South Africa International Bond, 5.88% due 04/20/2032, market value $497,194) (q)	503,522	503,522

TOTAL REPURCHASE AGREEMENTS (COST $124,853,797)	124,776,323	124,849,782

TOTAL INVESTMENTS IN SECURITIES — 111.2% (COST $3,970,164,653)		4,123,830,207

TOTAL SECURITIES SOLD SHORT — (24.2)% (PROCEEDS $879,647,550)		(897,948,973)

Other Assets and Liabilities (r) — 13.0%		480,579,175

Net Assets — 100.0%		$3,706,460,409

Security Description	Shares	Value
SECURITIES SOLD SHORT — (24.2)%
COMMON STOCK — (15.2)%
Africa — 0.0%
Materials — 0.0%
Gold Fields Ltd., ADR	7,600	(113,240)
Harmony Gold Mining Co., Ltd., ADR	4,300	(39,431)

		(152,671)

Telecommunication Services — 0.0%
IHS Holding Ltd. (a)	1,500	(4,800)

Total Africa		(157,471)

Asia — (1.0)%
Automobiles & Components — (0.1)%
ECARX Holdings, Inc. (a)	647	(1,333)
Ezgo Technologies Ltd. (a)	20	(28)
Gogoro, Inc. (a)	100	(154)
Li Auto, Inc., ADR (a)	200	(3,576)
NIO, Inc., ADR (a)	491,000	(2,042,560)
Niu Technologies, ADR (a)	2,700	(4,698)
Polestar Automotive Holding U.K. PLC, ADR (a)	2,700	(2,124)
Toyota Motor Corp., ADR	3,400	(696,898)
XPeng, Inc., ADR (a)	22,600	(165,658)

		(2,917,029)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
Banks — 0.0%
HDFC Bank Ltd., ADR	6,700	$(431,011)
Mitsubishi UFJ Financial Group, Inc., ADR	37,700	(407,160)
Shinhan Financial Group Co. Ltd., ADR	1,600	(55,696)
Sumitomo Mitsui Financial Group, Inc., ADR	25,000	(335,250)

		(1,229,117)

Capital Goods — 0.0%
EHang Holdings Ltd., ADR (a)	14,900	(202,342)
Emeren Group Ltd., ADR (a)	4,500	(6,750)

		(209,092)

Commercial & Professional Services — 0.0%
Earlyworks Co. Ltd., ADR (a)	40	(90)
SOS Ltd., ADR (a)	4	(3)

		(93)

Consumer Services — (0.1)%
BTC Digital Ltd. (a)	36	(80)
China Liberal Education Holdings Ltd. (a)	900	(2,349)
Gaotu Techedu, Inc., ADR (a)	21,900	(107,310)
Golden Sun Health Technology Group Ltd. (a)	400	(2,488)
Melco Resorts & Entertainment Ltd., ADR (a)	100	(746)
New Oriental Education & Technology Group, Inc., ADR (a)	9,490	(737,658)
Trip.com Group Ltd., ADR (a)	42,900	(2,016,300)
Youdao, Inc., ADR (a)	2,500	(9,800)

		(2,876,731)

Diversified Financials — 0.0%
Futu Holdings Ltd., ADR (a)	6,400	(419,872)
Kaspi.KZ JSC, ADR	100	(12,901)
ORIX Corp., ADR	100	(11,130)

		(443,903)

Food & Staples Retailing — 0.0%
DingDong Cayman Ltd., ADR (a)	6,400	(12,736)

Food, Beverage & Tobacco — 0.0%
Origin Agritech Ltd. (a)	674	(3,235)
RLX Technology, Inc., ADR	53,900	(99,176)

		(102,411)

Household & Personal Products — 0.0%
Yatsen Holding Ltd., ADR (a)	2,820	(7,501)

Materials — 0.0%
CN Energy Group, Inc. (a)	66	(32)
POSCO Holdings, Inc., ADR	1,300	(85,462)
Tantech Holdings Ltd. (a)	38	(31)

		(85,525)

Media & Entertainment — (0.1)%
Baidu, Inc., ADR (a)	18,600	(1,608,528)
Bilibili, Inc., ADR (a)	18,200	(281,008)
DouYu International Holdings Ltd., ADR (a)	900	(9,891)
Haoxi Health Technology Ltd. (a)	100	(534)
iQIYI, Inc., ADR (a)	26,600	(97,622)
NetEase, Inc., ADR	2,300	(219,834)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
Sohu.com Ltd., ADR (a)	500	$(6,960)
So-Young International, Inc., ADR	100	(107)
Tencent Music Entertainment Group, ADR	79,300	(1,114,165)
WiMi Hologram Cloud, Inc., ADR (a)	12,631	(10,621)
Zhihu, Inc., ADR (a)	5,866	(16,014)

		(3,365,284)

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
BeiGene Ltd., ADR (a)	3,100	(442,277)
China SXT Pharmaceuticals, Inc. (a)	100	(108)
HUTCHMED China Ltd., ADR (a)	300	(5,136)
Takeda Pharmaceutical Co. Ltd., ADR	45,700	(591,358)
Zai Lab Ltd., ADR (a)	900	(15,597)

		(1,054,476)

Real Estate — (0.1)%
KE Holdings, Inc., ADR	181,400	(2,566,810)

Retailing — (0.2)%
Alibaba Group Holding Ltd., ADR	96,000	(6,912,000)
GigaCloud Technology, Inc. (a)	11,100	(337,662)
PDD Holdings, Inc., ADR (a)	1,600	(212,720)
Uxin Ltd., ADR (a)	188	(382)

		(7,462,764)

Semiconductors & Semiconductor Equipment — (0.4)%
ASE Technology Holding Co., Ltd., ADR	1,600	(18,272)
Daqo New Energy Corp., ADR (a)	21,800	(318,280)
indie Semiconductor, Inc. (a)	20,500	(126,485)
JinkoSolar Holding Co. Ltd., ADR	10,900	(225,848)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (d)	76,217	(13,247,277)
United Microelectronics Corp., ADR (d)	2,896	(25,369)

		(13,961,531)

Software & Services — 0.0%
Bit Digital, Inc. (a)	17,700	(56,286)
BIT Mining Ltd., ADR (a)	50	(132)
Bit Origin Ltd. (a)	1,800	(5,184)
Datasea, Inc. (a)	33	(147)
GDS Holdings Ltd., ADR (a)	5,700	(52,953)
Kingsoft Cloud Holdings Ltd., ADR (a)	21,700	(54,467)
Link Motion, Inc., ADR (a),(c)	11,000	0
OneConnect Financial Technology Co. Ltd., ADR (a)	40	(63)
Powerbridge Technologies Co. Ltd. (a)	636	(331)
Vnet Group, Inc., ADR (a)	34,200	(71,649)
Wipro Ltd., ADR	800	(4,880)

		(246,092)

Technology Hardware & Equipment — 0.0%
Ebang International Holdings, Inc. (a)	73	(444)
Fabrinet (a)	1,100	(269,269)

		(269,713)

Telecommunication Services — 0.0%
Chunghwa Telecom Co. Ltd., ADR	1,000	(38,610)
FingerMotion, Inc. (a)	4,599	(11,727)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
Telkom Indonesia Persero Tbk. PT, ADR	800	$(14,960)

		(65,297)

Transportation — 0.0%
Full Truck Alliance Co. Ltd., ADR	35,700	(287,028)
ZTO Express Cayman, Inc., ADR	200	(4,150)

		(291,178)

Utilities — 0.0%
Korea Electric Power Corp., ADR (a)	2,100	(14,889)
ReNew Energy Global PLC (a)	8,500	(53,040)

		(67,929)

Total Asia		(37,235,212)

Europe — (0.6)%
Banks — 0.0%
HSBC Holdings PLC, ADR	26,900	(1,170,150)
ING Groep NV, ADR	400	(6,856)
Lloyds Banking Group PLC, ADR	25,500	(69,615)

		(1,246,621)

Capital Goods — 0.0%
Fusion Fuel Green PLC, A Shares (a)	600	(529)
Lilium NV (a)	1,500	(1,192)
Safran SA (d)	798	(168,702)
Wallbox NV (a)	4,500	(5,895)

		(176,318)

Commercial & Professional Services — 0.0%
Cimpress PLC (a)	900	(78,849)
RELX PLC, ADR	700	(32,116)

		(110,965)

Consumer Durables & Apparel — (0.1)%
Amer Sports, Inc. (a)	12,000	(150,840)
Connexa Sports Technologies In (a)	1	(8)
On Holding AG (a)	71,700	(2,781,960)

		(2,932,808)

Consumer Services — 0.0%
Flutter Entertainment PLC (a)	4,900	(893,564)
Genius Sports Ltd. (a)	100	(545)
Pearson PLC, ADR	6,800	(84,864)
Soho House & Co., Inc., A Shares (a)	700	(3,717)
Super Group SGHC Ltd. (a)	500	(1,615)

		(984,305)

Diversified Financials — (0.1)%
Deutsche Bank AG	31,000	(494,140)
UBS Group AG	78,665	(2,323,764)

		(2,817,904)

Food, Beverage & Tobacco — 0.0%
Diageo PLC, ADR	6,100	(769,088)

Health Care Equipment & Services — 0.0%
Alcon, Inc.	4,500	(400,860)
EDAP TMS SA, ADR (a)	200	(1,088)
Koninklijke Philips NV (a)	13,250	(333,900)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
OneMedNet Corp. (a)	7	$(7)
Smith & Nephew PLC, ADR	6,200	(153,636)

		(889,491)

Household & Personal Products — (0.1)%
Unilever PLC, ADR	67,400	(3,706,326)

Materials — 0.0%
Amcor PLC	96,300	(941,814)
Anglogold Ashanti PLC	19,800	(497,574)
Arcadium Lithium PLC (a)	70,300	(236,208)
Atlas Lithium Corp. (a)	1,500	(15,570)
Mercer International, Inc.	200	(1,708)

		(1,692,874)

Media & Entertainment — 0.0%
Manchester United PLC (a)	3,700	(59,718)
WPP PLC, ADR	500	(22,890)

		(82,608)

Pharmaceuticals, Biotechnology & Life Sciences — (0.1)%
ADC Therapeutics SA (a)	9	(28)
Affimed NV (a)	260	(1,417)
Argenx SE, ADR (a)	600	(258,024)
BioNTech SE, ADR (a)	4,800	(385,728)
CureVac NV (a)	300	(1,020)
GH Research PLC (a)	300	(3,498)
ICON PLC, ADR (a)	7,500	(2,351,025)
Mereo Biopharma Group PLC, ADR (a)	4,400	(15,840)
Novo Nordisk AS, ADR	800	(114,192)
Olink Holding AB, ADR (a)	4,800	(122,304)
Prothena Corp. PLC (a)	200	(4,128)

		(3,257,204)

Retailing — 0.0%
Jumia Technologies AG, ADR (a)	29,200	(204,984)
MYT Netherlands Parent BV, ADR (a)	900	(4,590)

		(209,574)

Semiconductors & Semiconductor Equipment — (0.1)%
ASML Holding NV (d)	4,500	(4,602,285)

Software & Services — (0.1)%
Argo Blockchain PLC, ADR (a)	7,400	(8,510)
SAP SE, ADR (d)	9,038	(1,823,055)
SAP SE (d)	78	(15,831)

		(1,847,396)

Technology Hardware & Equipment — 0.0%
Telefonaktiebolaget LM Ericsson, ADR	122,900	(758,293)

Transportation — 0.0%
Ryanair Holdings PLC, ADR	7,000	(815,080)

Total Europe		(26,899,140)

Middle East — 0.0%
Capital Goods — 0.0%
Brenmiller Energy Ltd. (a)	17	(16)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
Elbit Systems Ltd.	100	$(17,663)

		(17,679)

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
Notable Labs Ltd. (a)	526	(331)

Retailing — 0.0%
Global-e Online Ltd. (a)	6,900	(250,263)

Software & Services — 0.0%
Alarum Technologies Ltd., ADR (a)	1,100	(45,881)
Check Point Software Technologies Ltd. (a),(d)	1,497	(247,005)
Cognyte Software Ltd. (a)	2,600	(19,864)

		(312,750)

Technology Hardware & Equipment — 0.0%
Innoviz Technologies Ltd. (a)	26,300	(24,393)
Nano Dimension Ltd., ADR (a)	1,800	(3,960)

		(28,353)

Transportation — 0.0%
Castor Maritime, Inc. (a)	6	(28)

Utilities — 0.0%
Enlight Renewable Energy Ltd. (a)	300	(4,848)

Total Middle East		(614,252)

North America — (13.5)%
Automobiles & Components — (0.5)%
Aptiv PLC (a)	2,500	(176,050)
BorgWarner, Inc.	100	(3,224)
Ford Motor Co.	79,200	(993,168)
Fox Factory Holding Corp. (a)	100	(4,819)
Gentex Corp.	2,400	(80,904)
LCI Industries	1,900	(196,422)
Lear Corp.	800	(91,368)
Lucid Group, Inc. (a)	1,600	(4,176)
Luminar Technologies, Inc. (a)	40,800	(60,792)
Modine Manufacturing Co. (a)	2,900	(290,551)
Patrick Industries, Inc.	100	(10,855)
Phinia, Inc. (a)	400	(15,744)
QuantumScape Corp. (a)	2,500	(12,300)
Rivian Automotive, Inc. (a)	211,400	(2,836,988)
Solid Power, Inc. (a)	2,000	(3,300)
Tesla, Inc. (a),(d)	64,098	(12,683,712)
Thor Industries, Inc.	6,500	(607,425)
Volcon, Inc. (a)	84	(360)
Winnebago Industries, Inc.	3,300	(178,860)
Workhorse Group, Inc. (a)	6,365	(9,993)
XPEL, Inc. (a)	1,500	(53,340)

		(18,314,351)

Banks — (3.4)%
Ameris Bancorp	1,000	(50,350)
Atlantic Union Bankshares Corp.	1,500	(49,275)
Axos Financial, Inc. (a)	204,824	(11,705,692)
Banc of California, Inc.	7,126	(91,070)
Bancorp, Inc. (a)	104,193	(3,934,328)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
Bank of Hawaii Corp. (a)	1,100	$(62,931)
Bank of Montreal	600	(50,310)
Bank OZK	184,244	(7,554,004)
Bankwell Financial Group, Inc.	4,075	(103,383)
Banner Corp.	10,592	(525,787)
Blue Ridge Bankshares, Inc. (a)	57,171	(149,216)
Cadence Bank	2,200	(62,216)
Cathay General Bancorp	400	(15,088)
City Holding Co.	46,373	(4,927,131)
Civista Bancshares, Inc.	6,829	(105,781)
Columbia Banking System, Inc.	188,143	(3,742,164)
Comerica, Inc. (d)	1	(51)
Eagle Bancorp, Inc.	38,788	(733,093)
East West Bancorp, Inc.	104,868	(7,679,484)
Enterprise Financial Services Corp.	20,750	(848,882)
Fifth Third Bancorp	172,157	(6,282,009)
Finance of America Cos., Inc. (a)	1,400	(690)
First Busey Corp.	57,043	(1,381,011)
First Citizens BancShares, Inc.	400	(673,444)
Fulton Financial Corp.	23,256	(394,887)
Glacier Bancorp, Inc.	1,300	(48,516)
Hancock Whitney Corp.	34,913	(1,669,889)
Home BancShares, Inc.	54,401	(1,303,448)
HomeStreet, Inc.	32,144	(366,442)
Huntington Bancshares, Inc.	468,355	(6,172,919)
Independent Bank Corp.	800	(40,576)
Independent Bank Group, Inc.	80,304	(3,655,438)
KeyCorp (d)	213,769	(3,037,657)
loanDepot, Inc. (a)	1,100	(1,815)
M&T Bank Corp.	8,300	(1,256,288)
MGIC Investment Corp.	5,200	(112,060)
New York Community Bancorp, Inc.	189,196	(609,211)
OceanFirst Financial Corp.	34,688	(551,192)
Old National Bancorp	23,300	(400,527)
Pathward Financial, Inc.	80,939	(4,578,719)
PennyMac Financial Services, Inc.	2,500	(236,500)
Pinnacle Financial Partners, Inc.	2,900	(232,116)
PNC Financial Services Group, Inc. (The) (d)	19,167	(2,980,085)
Preferred Bank	70,607	(5,330,122)
Prosperity Bancshares, Inc.	55,886	(3,416,870)
Renasant Corp.	29,094	(888,531)
Rocket Cos., Inc. (a)	2,400	(32,880)
Royal Bank of Canada	6,000	(638,280)
Seacoast Banking Corp. of Florida	200	(4,728)
ServisFirst Bancshares, Inc.	15,656	(989,303)
SouthState Corp.	86,506	(6,610,789)
Stellar Bancorp, Inc.	200	(4,592)
TFS Financial Corp.	1,000	(12,620)
Triumph Financial, Inc. (a)	1,700	(138,975)
Trustmark Corp.	72,092	(2,165,644)
United Bankshares, Inc.	32,548	(1,055,857)
United Community Banks, Inc.	2,200	(56,012)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
US Bancorp (d)	3,471	$(137,799)
Valley National Bancorp	318,120	(2,220,478)
WaFd, Inc.	33	(943)
Walker & Dunlop, Inc.	400	(39,280)
Webster Financial Corp.	6,500	(283,335)
Western Alliance Bancorp (d)	190,174	(11,946,731)
Wintrust Financial Corp.	21,069	(2,076,561)
WSFS Financial Corp.	2,600	(122,200)
Zions Bancorp NA (d)	113,962	(4,942,532)

		(121,490,737)

Capital Goods — (0.5)%
374Water, Inc. (a)	1,100	(1,320)
Advanced Drainage Systems, Inc.	4,100	(657,599)
AeroVironment, Inc. (a)	100	(18,216)
AerSale Corp. (a)	1,500	(10,380)
Ameresco, Inc. (a)	3,400	(97,954)
American Superconductor Corp. (a)	3,100	(72,509)
Array Technologies, Inc. (a)	36,800	(377,568)
Astec Industries, Inc. (a)	100	(2,966)
Astra Space, Inc. (a)	1,626	(818)
Atkore, Inc.	700	(94,451)
Ault Alliance, Inc. (a)	308	(89)
Ballard Power Systems, Inc. (a)	300	(675)
Beam Global (a)	300	(1,383)
Boeing Co. (The) (a)	6,400	(1,164,864)
Brookfield Business Corp.	100	(2,042)
Builders FirstSource, Inc. (a)	12,200	(1,688,602)
Byrna Technologies, Inc. (a)	900	(8,982)
Camber Energy, Inc. (a)	36	(4)
Caterpillar, Inc. (d)	177	(58,959)
Chart Industries, Inc. (a),(d)	5,768	(832,553)
Deere & Co.	9,700	(3,624,211)
Desktop Metal, Inc. (a)	6,867	(28,361)
Dragonfly Energy Holdings Corp. (a)	2,200	(1,861)
Encore Wire Corp.	800	(231,864)
Eos Energy Enterprises, Inc. (a)	70,700	(89,789)
ESS Tech, Inc. (a)	24,100	(19,711)
Fastenal Co. (d)	16,765	(1,053,513)
Flowserve Corp.	100	(4,810)
Fluence Energy, Inc. (a)	10,000	(173,400)
FTC Solar, Inc. (a)	19,800	(6,989)
GE Vernova, Inc. (a),(d)	2,300	(394,473)
General Electric Co.	18,300	(2,909,151)
Hillenbrand, Inc.	300	(12,006)
Hubbell, Inc. (d)	351	(128,283)
Hyliion Holdings Corp. (a)	200	(324)
Ideanomics, Inc. (a)	4,500	(4,050)
Illinois Tool Works, Inc. (d)	473	(112,082)
Intuitive Machines, Inc. (a)	15,400	(50,820)
JELD-WEN Holding, Inc. (a)	100	(1,347)
Kratos Defense & Security Solutions, Inc. (a)	200	(4,002)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
KULR Technology Group, Inc. (a)	41,900	$(16,550)
Markforged Holding Corp. (a)	9,300	(3,813)
MasTec, Inc. (a),(d)	496	(53,067)
MSC Industrial Direct Co., Inc.	200	(15,862)
Mueller Industries, Inc.	200	(11,388)
Net Power, Inc. (a)	3,200	(31,456)
Novusterra, Inc. (a)	383	0
NuScale Power Corp. (a)	100	(1,169)
nVent Electric PLC (d)	589	(45,123)
PACCAR, Inc.	7,300	(751,462)
Palladyne AI Corp. (a)	267	(427)
Plug Power, Inc. (a)	238,900	(556,637)
Powell Industries, Inc.	800	(114,720)
Quanta Services, Inc. (d)	9,172	(2,330,513)
Regal Rexnord Corp.	1,000	(135,220)
REV Group, Inc.	100	(2,489)
Rocket Lab USA, Inc. (a)	39,700	(190,560)
RTX Corp.	30,800	(3,092,012)
SES AI Corp. (a)	9,500	(11,875)
Shoals Technologies Group, Inc. (a)	7,900	(49,296)
SKYX Platforms Corp. (a)	4,800	(4,560)
Stem, Inc. (a)	2,800	(3,108)
Stratasys Ltd. (a)	900	(7,551)
SunPower Corp. (a)	13,200	(39,072)
Sunrun, Inc. (a)	74,315	(881,376)
Symbotic, Inc. (a)	1,200	(42,192)
Terran Orbital Corp. (a)	64,400	(52,808)
Toro Co. (The)	1,000	(93,510)
TPI Composites, Inc. (a)	16,000	(63,840)
UFP Industries, Inc.	1,000	(112,000)
United Rentals, Inc.	300	(194,019)
Watsco, Inc.	100	(46,324)
WESCO International, Inc.	600	(95,112)
Xometry, Inc. (a)	3,600	(41,616)

		(23,033,708)

Commercial & Professional Services — (0.3)%
Alight, Inc. (a)	8,700	(64,206)
American Rebel Holdings, Inc. (a)	557	(262)
Aqua Metals, Inc. (a)	3,100	(992)
Aris Water Solutions, Inc.	300	(4,701)
Bitcoin Depot, Inc. (a)	100	(180)
Blacksky Technology, Inc. (a)	13,400	(14,338)
Ceridian HCM Holding, Inc. (a)	29,900	(1,483,040)
Cintas Corp. (d)	89	(62,323)
Clarivate PLC (a)	78,200	(444,958)
Copart, Inc. (a)	66,700	(3,612,472)
Deluxe Corp.	200	(4,492)
Experian PLC (d)	361	(16,821)
FiscalNote Holdings, Inc. (a)	19,000	(27,740)
GEO Group, Inc.(The) (a)	200	(2,872)
GFL Environmental, Inc.	1,200	(46,716)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
Innodata, Inc. (a)	2,200	$(32,626)
Knightscope, Inc. (a)	32,800	(10,066)
LanzaTech Global, Inc. (a)	4,500	(8,325)
Montrose Environmental Group, Inc. (a)	1,400	(62,384)
Planet Labs PBC (a)	19,900	(37,014)
RB Global, Inc.	23,200	(1,771,552)
Skillsoft Corp. (a)	180	(2,489)
Spire Global, Inc. (a)	1,850	(20,054)
Stericycle, Inc. (a)	4,000	(232,520)
Sterling Check Corp. (a)	3,200	(47,360)
Team, Inc. (a)	100	(888)
Thomson Reuters Corp.	1,200	(202,284)
Veralto Corp.	499	(47,640)
Willdan Group, Inc. (a)	300	(8,655)

		(8,269,970)

Consumer Durables & Apparel — 0.0%
AMMO, Inc. (a)	7,700	(12,936)
Aterian, Inc. (a)	608	(1,708)
Capri Holdings Ltd. (a)	31,200	(1,032,096)
Carter’s, Inc.	6,200	(384,214)
Century Communities, Inc.	900	(73,494)
Columbia Sportswear Co.	500	(39,540)
Crocs, Inc. (a)	900	(131,346)
Dream Finders Homes, Inc. (a)	1,400	(36,148)
Hanesbrands, Inc. (a)	15,800	(77,894)
Hasbro, Inc.	4,900	(286,650)
Latham Group, Inc. (a)	4,000	(12,120)
LGI Homes, Inc. (a)	900	(80,541)
PLBY Group, Inc. (a)	14,564	(11,318)
Polaris, Inc.	4,400	(344,564)
Purple Innovation, Inc. (a)	5,200	(5,408)
Skyline Champion Corp. (a)	3,100	(210,025)
Topgolf Callaway Brands Corp. (a)	6,700	(102,510)
Traeger, Inc. (a)	1,200	(2,880)
Under Armour, Inc. (a)	8,900	(59,363)
Vizio Holding Corp. (a)	4,800	(51,840)
Worthington Enterprises, Inc.	400	(18,932)

		(2,975,527)

Consumer Services — (0.7)%
ADT, Inc.	1,400	(10,640)
Aramark	26,400	(898,128)
Bally’s Corp. (a)	7,600	(90,972)
Booking Holdings, Inc. (d)	31	(122,806)
Caesars Entertainment, Inc. (a)	73,576	(2,923,910)
Century Casinos, Inc. (a)	100	(277)
Darden Restaurants, Inc.	2,700	(408,564)
Dave & Buster’s Entertainment, Inc. (a)	6,100	(242,841)
DraftKings, Inc. (a)	3,330	(127,106)
Expedia Group, Inc. (a),(d)	778	(98,020)
Full House Resorts, Inc. (a)	2,000	(10,000)
GAN Ltd. (a)	4,700	(6,933)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
Global Business Travel Group I (a)	1,400	$(9,240)
Grand Canyon Education, Inc. (a)	400	(55,964)
Hilton Worldwide Holdings, Inc.	600	(130,920)
Jack in the Box, Inc.	3,900	(198,666)
Krispy Kreme, Inc.	7,700	(82,852)
Las Vegas Sands Corp.	16,200	(716,850)
Marriott Vacations Worldwide Corp.	3,600	(314,352)
McDonald’s Corp.	44,100	(11,238,444)
MGM Resorts International (a)	72,800	(3,235,232)
Mister Car Wash, Inc. (a)	15,400	(109,648)
Mondee Holdings, Inc. (a)	1,600	(3,840)
Nerdy, Inc. (a)	7,500	(12,525)
Noodles & Co. (a)	3,700	(5,846)
Penn Entertainment, Inc. (a)	51,800	(1,002,589)
Portillo’s, Inc. (a)	100	(972)
Restaurant Brands International, Inc.	24,700	(1,738,139)
Royal Caribbean Cruises Ltd. (a),(d)	14,000	(2,232,020)
SeaWorld Entertainment, Inc. (a)	4,100	(222,671)
Six Flags Entertainment Corp. (a)	18,800	(623,032)
Sonder Holdings, Inc. (a)	475	(2,199)
Udemy, Inc. (a)	5,300	(45,739)
Vacasa, Inc. (a)	25	(122)
Wyndham Hotels & Resorts, Inc.	500	(37,000)
Wynn Resorts Ltd.	1,500	(134,250)

		(27,093,309)

Diversified Financials — (1.1)%
AFC Gamma, Inc.	100	(1,220)
Affiliated Managers Group, Inc.	400	(62,492)
Ally Financial, Inc.	34,957	(1,386,744)
AlTi Global, Inc. (a)	300	(1,563)
American Express Co.	65,522	(15,171,619)
Ameriprise Financial, Inc.	800	(341,752)
Annaly Capital Management, Inc. (a)	34,450	(656,617)
Apollo Commercial Real Estate Finance, Inc.	2,700	(26,433)
Apollo Global Management, Inc.	24,700	(2,916,329)
ARES Management Corp.	400	(53,312)
B Riley Financial, Inc.	900	(15,876)
Bakkt Holdings, Inc. (a)	40	(757)
Bank of New York Mellon Corp. (The)	12,200	(730,658)
Berkshire Hathaway, Inc. (a)	6,500	(2,644,200)
BGC Group, Inc. (a)	2,400	(19,920)
Blackstone Mortgage Trust, Inc.	5,400	(94,068)
Brookfield Asset Management Ltd.	18,600	(707,730)
Brookfield Corp.	61,367	(2,549,185)
Burford Capital Ltd.	800	(10,440)
Capital One Financial Corp.	15,905	(2,202,047)
Carlyle Group, Inc.	15,300	(614,295)
Chimera Investment Corp.	2	(26)
Claros Mortgage Trust, Inc.	2,800	(22,456)
CME Group, Inc.	3,469	(682,005)
Ellington Financial, Inc.	13,988	(168,975)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
Enova International, Inc. (a)	52,419	$(3,263,083)
Forge Global Holdings, Inc. (a)	4,200	(6,132)
Goldman Sachs Group, Inc. (The)	290	(131,173)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,800	(82,880)
Intercontinental Exchange, Inc.	3,875	(530,449)
KKR & Co., Inc.	3,100	(326,244)
Moelis & Co.	300	(17,058)
Nelnet, Inc.	100	(10,086)
NerdWallet, Inc. (a)	600	(8,760)
New York Mortgage Trust, Inc.	3,825	(22,338)
PRA Group, Inc. (a)	300	(5,898)
Ready Capital Corp.	14,700	(120,246)
Regional Management Corp.	16,420	(471,911)
Rithm Capital Corp.	63,200	(689,512)
SoFi Technologies, Inc. (a)	80,900	(534,749)
StepStone Group, Inc.	2,900	(133,081)
T Rowe Price Group, Inc.	100	(11,531)
Tradeweb Markets, Inc.	23,896	(2,532,976)

		(39,978,826)

Energy — (0.5)%
Amplify Energy Corp. (a)	34	(231)
APA Corp. (d)	5,571	(164,010)
Atlas Energy Solutions, Inc.	100	(1,993)
Baker Hughes Co.	1,900	(66,823)
Cactus, Inc.	500	(26,370)
Canadian Natural Resources Ltd.	6,400	(227,840)
Centrus Energy Corp. (a)	1,400	(59,850)
Chevron Corp. (d)	17,552	(2,745,484)
Chord Energy Corp. (d)	357	(59,862)
Civitas Resources, Inc. (d)	800	(55,200)
Comstock Resources, Inc.	34,100	(353,958)
ConocoPhillips (d)	1,936	(221,440)
Coterra Energy, Inc.	76,300	(2,034,921)
Diamond Offshore Drilling, Inc. (a)	1,000	(15,490)
Energy Fuels, Inc. (a)	54,800	(332,088)
Energy Vault Holdings, Inc. (a)	19,200	(18,232)
EOG Resources, Inc. (d)	2,428	(305,612)
EQT Corp.	83,800	(3,098,924)
Equitrans Midstream Corp.	4,300	(55,814)
Evolution Petroleum Corp.	900	(4,743)
Expro Group Holdings NV (a)	6,600	(151,272)
Gevo, Inc. (a)	1,200	(669)
Helmerich & Payne, Inc.	200	(7,228)
Kinder Morgan, Inc.	25,400	(504,698)
KLX Energy Services Holdings, Inc. (a)	4,800	(23,760)
Marathon Oil Corp. (d)	4,947	(141,830)
Murphy Oil Corp. (d)	1,843	(76,005)
New Fortress Energy, Inc.	48,500	(1,066,030)
NextDecade Corp. (a)	2,800	(22,232)
Noble Corp. PLC	9,300	(415,245)
Northern Oil & Gas, Inc.	1,300	(48,321)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
Occidental Petroleum Corp. (d)	12,043	$(759,070)
Oceaneering International, Inc. (a)	1,300	(30,758)
ONEOK, Inc.	300	(24,465)
OPAL Fuels, Inc. (a)	1,400	(5,726)
Par Pacific Holdings, Inc. (a)	3,900	(98,475)
Patterson-UTI Energy, Inc.	40,815	(422,843)
Pembina Pipeline Corp.	700	(25,956)
Permian Resources Corp. (d)	3,734	(60,304)
Phillips 66	33,900	(4,785,663)
ProFrac Holding Corp. (a)	6,000	(44,460)
Sitio Royalties Corp.	7	(165)
Southwestern Energy Co. (a)	1,100	(7,403)
Suncor Energy, Inc.	13,600	(518,160)
Talos Energy, Inc. (a)	300	(3,645)
U.S. Silica Holdings, Inc. (a)	1,400	(21,630)
Uranium Energy Corp. (a)	50,600	(304,106)
Uranium Royalty Corp. (a)	400	(900)
VAALCO Energy, Inc.	3,641	(22,829)
Valero Energy Corp. (d)	7,601	(1,191,533)
Vertex Energy, Inc. (a)	27,800	(26,263)
Williams Cos., Inc.	62,100	(2,639,250)

		(23,299,779)

Financial Services — 0.0%
Better Home & Finance Holding Co. (a)	7,200	(3,305)

Food & Staples Retailing — (0.3)%
Andersons, Inc. (a)	900	(44,640)
Costco Wholesale Corp. (d)	2,010	(1,708,480)
Dollar General Corp. (d)	6,000	(793,380)
Kroger Co. (The) (d)	10,021	(500,349)
Performance Food Group Co. (a)	1,800	(118,998)
Sysco Corp.	25,500	(1,820,445)
Target Corp. (d)	4,132	(611,701)
U.S. Foods Holding Corp. (a)	22,400	(1,186,752)
United Natural Foods, Inc. (a)	2,400	(31,440)
Walgreens Boots Alliance, Inc.	118,500	(1,433,258)

		(8,249,443)

Food, Beverage & Tobacco — (0.6)%
22nd Century Group, Inc. (a)	2	(1)
Benson Hill, Inc. (a)	5,400	(823)
BRC, Inc. (a)	6,500	(39,845)
Bunge Global SA	6,700	(715,359)
Celsius Holdings, Inc. (a)	11,700	(667,953)
Coca-Cola Co. (The)	142,200	(9,051,030)
Constellation Brands, Inc.	19,800	(5,094,144)
Darling Ingredients, Inc. (a)	600	(22,050)
Farmer Bros Co. (a)	1,600	(4,288)
Hershey Co. (The) (d)	1,816	(333,835)
Ispire Technology, Inc. (a)	1,200	(9,600)
Kraft Heinz Co.	30,600	(985,932)
Lamb Weston Holdings, Inc.	21,900	(1,841,352)
Molson Coors Beverage Co.	200	(10,166)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
PepsiCo, Inc.	3,000	$(494,790)
Post Holdings, Inc. (a)	100	(10,416)
Seneca Foods Corp. (a)	100	(5,740)
SunOpta, Inc. (a)	3,400	(18,360)
Westrock Coffee Co. (a)	1,800	(18,414)
Whole Earth Brands, Inc. (a)	900	(4,374)

		(19,328,472)

Health Care Equipment & Services — 0.0%
23andMe Holding Co. (a)	1,300	(509)
Acadia Healthcare Co., Inc. (a)	4,200	(283,668)
AdaptHealth Corp. (a)	3,700	(37,000)
agilon health, Inc. (a)	17,500	(114,450)
Align Technology, Inc. (a)	3,100	(748,433)
Alignment Healthcare, Inc. (a)	1,000	(7,820)
Amedisys, Inc. (a)	5,100	(468,180)
AMN Healthcare Services, Inc. (a)	200	(10,246)
Apyx Medical Corp. (a)	2,000	(2,680)
Asensus Surgical, Inc. (a)	33,630	(11,199)
Assure Holdings Corp. (a)	2,524	(1,068)
Aveanna Healthcare Holdings, Inc. (a)	1,400	(3,864)
Axogen, Inc. (a)	900	(6,516)
Axonics, Inc. (a)	12,600	(847,098)
Bausch & Lomb Corp. (a)	1,500	(21,780)
Beyond Air, Inc. (a)	5,800	(3,116)
Bluejay Diagnostics, Inc. (a)	3	(2)
Bright Health Group, Inc. (a)	200	(1,088)
Butterfly Network, Inc. (a)	37,800	(31,782)
CareMax, Inc. (a)	320	(893)
Centene Corp. (a)	3,900	(258,570)
ClearPoint Neuro, Inc. (a)	1,300	(7,007)
Clover Health Investments Corp. (a)	4,900	(6,027)
Cosmos Health, Inc. (a)	200	(208)
Cross Country Healthcare, Inc. (a)	600	(8,304)
Cutera, Inc. (a)	2,100	(3,171)
DarioHealth Corp. (a)	2,700	(3,213)
DaVita, Inc. (a)	200	(27,714)
Delcath Systems, Inc. (a)	200	(1,674)
Dentsply Sirona, Inc.	600	(14,946)
Elevance Health, Inc.	800	(433,488)
Embecta Corp.	5,900	(73,750)
Encompass Health Corp.	900	(77,211)
Enhabit, Inc. (a)	1,200	(10,704)
Enovis Corp. (a)	200	(9,040)
Envista Holdings Corp. (a)	4,000	(66,520)
Evolent Health, Inc. (a)	6,300	(120,456)
Femasys, Inc. (a)	1,700	(1,938)
Fulgent Genetics, Inc. (a)	500	(9,810)
GE HealthCare Technologies, Inc.	900	(70,128)
GeneDx Holdings Corp. (a)	500	(13,070)
HCA Healthcare, Inc.	900	(289,152)
ICU Medical, Inc. (a)	500	(59,375)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
Inmode Ltd. (a)	2,000	$(36,480)
Inspire Medical Systems, Inc. (a)	2,800	(374,724)
Intuitive Surgical, Inc. (a)	100	(44,485)
INVO BioScience, Inc. (a)	43	(37)
iRhythm Technologies, Inc. (a)	4,500	(484,380)
iSpecimen, Inc. (a)	2,599	(803)
Labcorp Holdings, Inc.	200	(40,702)
Lantheus Holdings, Inc. (a)	300	(24,087)
ModivCare, Inc. (a)	500	(13,120)
Molina Healthcare, Inc. (a)	300	(89,190)
Monogram Technologies, Inc. (a)	200	(430)
Multiplan Corp. (a)	19,800	(7,690)
Myomo, Inc. (a)	800	(2,568)
Neogen Corp. (a)	52,400	(819,012)
NeoGenomics, Inc. (a)	2,000	(27,740)
OraSure Technologies, Inc. (a)	3,500	(14,910)
Orchestra BioMed Holdings, Inc. (a)	938	(7,645)
OrthoPediatrics Corp. (a)	300	(8,628)
P3 Health Partners, Inc. (a)	6,000	(2,702)
Penumbra, Inc. (a)	1,300	(233,961)
Performant Financial Corp. (a)	400	(1,160)
Predictive Oncology, Inc. (a)	25	(26)
Premier, Inc.	400	(7,468)
Progyny, Inc. (a)	300	(8,583)
QuidelOrtho Corp. (a)	1,356	(45,046)
R1 RCM, Inc. (a)	4,700	(59,032)
ResMed, Inc.	2,300	(440,266)
Rockwell Medical, Inc. (a)	3,336	(5,871)
Sanara Medtech, Inc. (a)	100	(2,822)
Schrodinger, Inc. (a)	1,200	(23,208)
Senseonics Holdings, Inc. (a)	40,400	(16,120)
Sharecare, Inc. (a)	24,700	(33,345)
Sight Sciences, Inc. (a)	200	(1,334)
SiNtx Technologies, Inc. (a)	157	(754)
Solventum Corp. (a)	2,800	(148,064)
Tela Bio, Inc. (a)	1,800	(8,460)
Tenet Healthcare Corp. (a)	1,200	(159,636)
Tivic Health Systems, Inc. (a)	40	(15)
TransMedics Group, Inc. (a)	1,900	(286,178)
UnitedHealth Group, Inc.	1,200	(611,112)
Vivani Medical, Inc. (a)	666	(839)
Zillow Group, Inc. (a)	100	(4,504)
Zomedica Corp. (a)	86,900	(12,705)

		(8,276,710)

Household & Personal Products — (0.3)%
Beauty Health Co. (a)	14,800	(28,416)
Church & Dwight Co., Inc.	3,500	(362,880)
Clorox Co. (The)	2,200	(300,234)
elf Beauty, Inc. (a)	6,400	(1,348,608)
Honest Co., Inc. (a)	100	(292)
Kenvue, Inc.	175,700	(3,194,226)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
Kimberly-Clark Corp.	2,200	$(304,040)
Procter & Gamble Co. (The)	8,800	(1,451,296)
Safety Shot, Inc. (a)	2,200	(2,552)
Veru, Inc. (a)	9,600	(8,076)

		(7,000,620)

Insurance — (0.2)%
Aflac, Inc.	14,300	(1,277,133)
Ambac Financial Group, Inc. (a)	3,000	(38,460)
Assurant, Inc.	1,800	(299,250)
Caret Holdings, Inc. (a)	17	(877)
GoHealth, Inc. (a)	119	(1,157)
Hippo Holdings, Inc. (a)	1,124	(19,322)
Lemonade, Inc. (a)	7,973	(131,554)
Manulife Financial Corp.	53,500	(1,424,170)
Prudential Financial, Inc.	2,300	(269,537)
RenaissanceRe Holdings Ltd.	1,400	(312,914)
Sun Life Financial, Inc.	4,900	(240,051)

		(4,014,425)

Materials — (0.2)%
5E Advanced Materials, Inc. (a)	2,500	(3,025)
Agnico Eagle Mines Ltd.	16,600	(1,085,640)
Albemarle Corp. (a)	36,100	(3,448,272)
Algoma Steel Group, Inc.	200	(1,392)
Alpha Metallurgical Resources, Inc.	600	(168,318)
Celanese Corp. (d)	340	(45,863)
Chemours Co. (The) (d)	1,475	(33,291)
Cleveland-Cliffs, Inc. (a)	23,100	(355,509)
Commercial Metals Co.	5,100	(280,449)
Compass Minerals International, Inc.	1,300	(13,429)
Corteva, Inc. (d)	2,288	(123,415)
Crown ElectroKinetics Corp. (a)	634	(2,828)
Dakota Gold Corp. (a)	2,200	(5,610)
Danimer Scientific, Inc. (a)	14,100	(8,505)
Dow, Inc. (d)	2,284	(121,166)
Element Solutions, Inc. (d)	1,077	(29,208)
Endeavour Silver Corp. (a)	34,800	(122,496)
Equinox Gold Corp. (a)	34,100	(178,343)
First Majestic Silver Corp.	7,900	(46,768)
Graphic Packaging Holding Co.	9,400	(246,374)
Haynes International, Inc.	1,100	(64,570)
Hecla Mining Co.	40	(194)
Hycroft Mining Holding Corp. (a)	660	(1,584)
i-80 Gold Corp. (a)	22,700	(24,516)
Ingevity Corp. (a)	300	(13,113)
International Flavors & Fragrances, Inc.	1,900	(180,899)
Ivanhoe Electric, Inc. (a)	4,000	(37,520)
Kaiser Aluminum Corp.	500	(43,950)
Lithium Americas Argentina Corp. (a)	6,200	(19,840)
Lithium Americas Corp. (a)	13,785	(36,944)
LyondellBasell Industries NV	2,800	(267,848)
MAG Silver Corp. (a)	6,300	(73,521)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
Mativ Holdings, Inc.	5,500	$(93,280)
MP Materials Corp. (a)	25,000	(318,250)
Novagold Resources, Inc. (a)	2,200	(7,612)
Nucor Corp.	10,000	(1,580,800)
Origin Materials, Inc. (a)	2,500	(2,253)
Perimeter Solutions SA (a)	2,900	(22,707)
Piedmont Lithium, Inc. (a)	3,800	(37,924)
Seabridge Gold, Inc. (a)	2,600	(35,594)
SilverCrest Metals, Inc. (a)	19,700	(160,555)
Southern Copper Corp.	38	(4,094)
Steel Dynamics, Inc.	5,000	(647,500)
TMC the metals Co., Inc. (a)	10,400	(14,040)
Tronox Holdings PLC	600	(9,414)

		(10,018,423)

Media — 0.0%
LifeMD, Inc. (a)	2,100	(14,406)

Media & Entertainment — (0.4)%
Advantage Solutions, Inc. (a)	2,400	(7,728)
AMC Networks, Inc. (a)	2,200	(21,252)
Atlanta Braves Holdings, Inc. (a)	2,000	(78,880)
Bumble, Inc. (a)	100	(1,051)
BuzzFeed, Inc. (a)	77	(213)
Cargurus, Inc. (a)	5,100	(133,620)
Cars.com, Inc. (a)	200	(3,940)
Charter Communications, Inc. (a),(d)	1,563	(467,274)
Cinemark Holdings, Inc. (a)	14,900	(322,138)
Cineverse Corp. (a)	2,881	(2,564)
Clear Channel Outdoor Holdings, Inc. (a)	700	(987)
Comcast Corp. (d)	10,252	(401,468)
CuriosityStream, Inc.	1,000	(1,140)
EchoStar Corp. (a)	15,758	(280,650)
Electronic Arts, Inc.	5,900	(822,047)
Endeavor Group Holdings, Inc.	94,300	(2,548,929)
EverQuote, Inc. (a)	2,900	(60,494)
Fox Corp.	18,000	(618,660)
fuboTV, Inc. (a)	39,500	(48,980)
Getty Images Holdings, Inc. (a)	3,600	(11,736)
Gray Television, Inc.	4,900	(25,480)
IAC, Inc. (a)	500	(23,425)
IMAX Corp. (a)	4,600	(77,142)
John Wiley & Sons, Inc.	800	(32,560)
Kartoon Studios, Inc. (a)	3,960	(4,079)
Liberty Broadband Corp. (a),(d)	20,300	(1,112,846)
Liberty Media Corp.-Liberty Formula One (a)	1,000	(64,230)
Liberty Media Corp.-Liberty SiriusXM (a)	67,400	(1,493,584)
Lions Gate Entertainment Corp. (a)	600	(5,652)
Live Nation Entertainment, Inc. (a),(d)	5,489	(514,539)
Madison Square Garden Entertainment Corp. (a)	600	(20,538)
Magnite, Inc. (a)	400	(5,316)
Marcus Corp. (The)	4,500	(51,165)
Match Group, Inc. (a)	5,800	(176,204)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
National CineMedia, Inc. (a)	10,460	$(45,919)
News Corp.	36,500	(1,006,305)
Nexstar Media Group, Inc. (d)	5,354	(888,818)
Omnicom Group, Inc.	3,400	(304,980)
Paramount Global (d)	45,600	(473,784)
PSQ Holdings, Inc. (a)	2,500	(9,425)
PubMatic, Inc. (a)	2,100	(42,651)
QuinStreet, Inc. (a)	100	(1,659)
Reddit, Inc. (a)	4,600	(293,894)
Rumble, Inc. (a)	100	(555)
Sinclair, Inc.	8,200	(109,306)
Sphere Entertainment Co. (a)	4,500	(157,770)
Stagwell, Inc. (a)	300	(2,046)
System1, Inc. (a)	1,000	(1,520)
Take-Two Interactive Software, Inc. (a)	32,200	(5,006,778)
TEGNA, Inc.	13,900	(193,766)
TripAdvisor, Inc. (a)	100	(1,781)
Warner Bros Discovery, Inc. (a)	21,474	(159,767)
Yelp, Inc. (a)	200	(7,390)
ZipRecruiter, Inc. (a)	2,900	(26,361)

		(18,174,986)

Pharmaceuticals, Biotechnology & Life Sciences — (0.2)%
2seventy bio, Inc. (a)	200	(770)
Aadi Bioscience, Inc. (a)	100	(146)
Abeona Therapeutics, Inc. (a)	2,328	(9,871)
Aceragen, Inc. (a),(c)	735	(283)
Acrivon Therapeutics, Inc. (a)	900	(5,220)
Actinium Pharmaceuticals, Inc. (a)	586	(4,336)
Adaptimmune Therapeutics PLC, ADR (a)	6,379	(6,219)
Adaptive Biotechnologies Corp. (a)	6,800	(24,616)
Adial Pharmaceuticals, Inc. (a)	32	(37)
Agenus, Inc. (a)	3,375	(56,531)
Akebia Therapeutics, Inc. (a)	14,800	(15,096)
Akoya Biosciences, Inc. (a)	1,900	(4,446)
Allakos, Inc. (a)	4,400	(4,400)
ANI Pharmaceuticals, Inc. (a)	100	(6,368)
Apellis Pharmaceuticals, Inc. (a)	8,100	(310,716)
Applied Therapeutics, Inc. (a)	700	(3,269)
Arcturus Therapeutics Holdings, Inc. (a)	2,300	(56,005)
Atara Biotherapeutics, Inc. (a)	864	(7,344)
Aurinia Pharmaceuticals, Inc. (a)	200	(1,142)
Avadel Pharmaceuticals PLC (a)	9,600	(134,976)
Avantor, Inc. (a)	4,600	(97,520)
Avenue Therapeutics, Inc. (a)	299	(1,047)
Axsome Therapeutics, Inc. (a)	9,200	(740,600)
Bausch Health Cos., Inc. (a)	16,600	(115,702)
Beam Therapeutics, Inc. (a)	100	(2,343)
BioLife Solutions, Inc. (a)	3,500	(75,005)
Bionano Genomics, Inc. (a)	9,500	(6,441)
Biora Therapeutics, Inc. (a)	2,700	(1,782)
Bio-Techne Corp.	300	(21,495)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
BrainStorm Cell Therapeutics, Inc. (a)	3,400	$(1,151)
BriaCell Therapeutics Corp. (a)	300	(342)
Capricor Therapeutics, Inc. (a)	800	(3,816)
Cardio Diagnostics Holdings, Inc. (a)	2,599	(1,429)
Cargo Therapeutics, Inc. (a)	300	(4,926)
Carisma Therapeutics, Inc. (a)	2,678	(4,071)
Cartesian Therapeutics, Inc. (a)	660	(17,827)
CASI Pharmaceuticals Holdings, Inc. (a)	330	(1,815)
Catalent, Inc. (a)	12,700	(714,121)
Celldex Therapeutics, Inc. (a)	300	(11,103)
Cellectar Biosciences, Inc. (a)	2,000	(5,000)
Centessa Pharmaceuticals PLC, ADR (a)	1,100	(9,933)
Cerevel Therapeutics Holdings, Inc. (a)	28,900	(1,181,721)
CG oncology, Inc. (a)	500	(15,785)
Cibus, Inc. (a)	100	(985)
Cidara Therapeutics, Inc. (a)	1,055	(12,597)
Citius Pharmaceuticals, Inc. (a)	12,200	(7,121)
CNS Pharmaceuticals, Inc. (a)	92	(145)
CryoPort, Inc. (a)	200	(1,382)
Cue Biopharma, Inc. (a)	200	(248)
Cytek Biosciences, Inc. (a)	5,500	(30,690)
Cytokinetics, Inc. (a)	100	(5,418)
Danaher Corp.	700	(174,895)
Durect Corp. (a)	70	(90)
Elanco Animal Health, Inc. (a)	12,800	(184,704)
Elevation Oncology, Inc. (a)	4,300	(11,610)
Entrada Therapeutics, Inc. (a)	400	(5,700)
Enveric Biosciences, Inc. (a)	700	(434)
Exact Sciences Corp. (a)	25,000	(1,056,250)
Eyenovia, Inc. (a)	8,300	(4,931)
Fennec Pharmaceuticals, Inc. (a)	400	(2,444)
Foghorn Therapeutics, Inc. (a)	900	(5,175)
Fortrea Holdings, Inc. (a)	15,000	(350,100)
Fortress Biotech, Inc. (a)	6,880	(11,765)
Genelux Corp. (a)	100	(195)
GeoVax Labs, Inc. (a)	700	(2,230)
Geron Corp. (a)	400	(1,696)
Greenwich Lifesciences, Inc. (a)	200	(3,452)
Gritstone bio, Inc. (a)	3,300	(2,039)
Hepion Pharmaceuticals, Inc. (a)	165	(178)
Heron Therapeutics, Inc. (a)	9,400	(32,900)
IGM Biosciences, Inc. (a)	3,000	(20,610)
Immunovant, Inc. (a)	700	(18,480)
Inmune Bio, Inc. (a)	800	(7,056)
Inovio Pharmaceuticals, Inc. (a)	1,392	(11,247)
Iovance Biotherapeutics, Inc. (a)	33,800	(271,076)
iTeos Therapeutics, Inc. (a)	1,000	(14,840)
Iterum Therapeutics PLC (a)	13	(15)
Kiniksa Pharmaceuticals International Plc (a)	300	(5,601)
Kintara Therapeutics, Inc. (a)	12,600	(3,403)
Korro Bio, Inc. (a)	200	(6,774)
Krystal Biotech, Inc. (a)	2,100	(385,644)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
Lifecore Biomedical, Inc. (a)	300	$(1,539)
Ligand Pharmaceuticals, Inc. (a)	100	(8,426)
Lineage Cell Therapeutics, Inc. (a)	11,900	(11,868)
Madrigal Pharmaceuticals, Inc. (a)	7,200	(2,017,152)
Matinas BioPharma Holdings, Inc. (a)	25,657	(4,062)
Meiragtx Holdings PLC (a)	3,600	(15,156)
Moderna, Inc. (a)	1,800	(213,750)
Monte Rosa Therapeutics, Inc. (a)	700	(2,618)
MoonLake Immunotherapeutics (a)	2,600	(114,322)
Mural Oncology PLC (a)	300	(942)
Myriad Genetics, Inc. (a)	2,400	(58,704)
NeuBase Therapeutics, Inc. (a),(c)	49	(18)
NovaBay Pharmaceuticals, Inc. (a)	369	(815)
NRX Pharmaceuticals, Inc. (a)	11	(27)
Ocuphire Pharma, Inc. (a)	2,300	(3,519)
Omega Therapeutics, Inc. (a)	200	(414)
OmniAb, Inc. (a)	3,700	(13,875)
Onconetix, Inc. (a)	7,500	(1,254)
Optinose, Inc. (a)	4,000	(4,160)
Organigram Holdings, Inc. (a)	6,275	(9,664)
Organon & Co.	17,100	(353,970)
Outlook Therapeutics, Inc. (a)	1,010	(7,454)
Ovid therapeutics, Inc. (a)	1,300	(1,000)
Pacific Biosciences of California, Inc. (a)	1,000	(1,370)
Palatin Technologies, Inc. (a)	5,476	(10,678)
PDL BioPharma, Inc. (a),(c)	4,500	(11,115)
Perspective Therapeutics, Inc. (a)	490	(4,885)
Poseida Therapeutics, Inc. (a)	100	(292)
Praxis Precision Medicines, Inc. (a)	60	(2,482)
Precigen, Inc. (a)	7,000	(11,060)
Protalix BioTherapeutics, Inc. (a)	6,400	(7,488)
Quantum-Si, Inc. (a)	10,900	(11,445)
Regeneron Pharmaceuticals, Inc. (a)	900	(945,927)
Revance Therapeutics, Inc. (a)	10,000	(25,700)
REVOLUTION Medicines, Inc. (a)	45	(1,746)
Revvity, Inc.	900	(94,374)
Rhythm Pharmaceuticals, Inc. (a)	5,900	(242,254)
Roivant Sciences Ltd. (a)	58,000	(613,060)
SAB Biotherapeutics, Inc. (a)	40	(124)
Sana Biotechnology, Inc. (a)	2,300	(12,558)
Scilex Holding Co. (a)	11,154	(21,527)
scPharmaceuticals, Inc. (a)	3,300	(14,355)
SCYNEXIS, Inc. (a)	5,500	(11,000)
Sera Prognostics, Inc. (a)	500	(2,960)
Seres Therapeutics, Inc. (a)	11,800	(8,541)
SNDL, Inc. (a)	54,040	(102,676)
Soleno Therapeutics, Inc. (a)	1,900	(77,520)
Solid Biosciences, Inc. (a)	27	(153)
Sotera Health Co. (a)	500	(5,935)
Spero Therapeutics, Inc. (a)	1,900	(2,470)
Spyre Therapeutics, Inc. (a)	48	(1,128)
Standard BioTools, Inc. (a)	300	(531)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
Structure Therapeutics, Inc., ADR (a)	7,500	$(294,525)
Summit Therapeutics, Inc. (a)	39,200	(305,760)
Sunshine Biopharma, Inc. (a)	7	(3)
T2 Biosystems, Inc. (a)	45	(240)
Tango Therapeutics, Inc. (a)	400	(3,432)
Taysha Gene Therapies, Inc. (a)	8,500	(19,040)
Tempest Therapeutics, Inc. (a)	1,400	(3,066)
Tilray Brands, Inc. (a)	179,200	(297,472)
Trevena, Inc. (a)	3	(1)
Tyra Biosciences, Inc. (a)	200	(3,198)
UNITY Biotechnology, Inc. (a)	10	(14)
Vaccinex, Inc. (a)	2	(13)
Vaxart, Inc. (a)	12,700	(8,475)
Vaxcyte, Inc. (a)	5,100	(385,101)
Veracyte, Inc. (a)	6,600	(143,022)
Viking Therapeutics, Inc. (a)	37,200	(1,971,972)
Vincerx Pharma, Inc. (a)	400	(324)
Vir Biotechnology, Inc. (a)	400	(3,560)
Voyager Therapeutics, Inc. (a)	5,000	(39,550)
vTv Therapeutics, Inc. (a)	30	(530)
X4 Pharmaceuticals, Inc. (a)	10,800	(6,264)
Xeris Biopharma Holdings, Inc. (a)	36	(81)
Zevra Therapeutics, Inc. (a)	3,100	(15,190)
Zymeworks, Inc. (a)	6,800	(57,868)

		(14,989,650)

Real Estate — (0.8)%
Agree Realty Corp. (a),(d)	3,660	(226,700)
Alexandria Real Estate Equities, Inc.	5,200	(608,244)
Altisource Portfolio Solutions SA (a)	1,900	(2,679)
American Tower Corp.	1,300	(252,694)
Americold Realty Trust, Inc.	1,100	(28,094)
Apartment Investment & Management Co. (a)	3,000	(24,870)
Apple Hospitality REIT, Inc.	28,900	(420,206)
Ashford Hospitality Trust, Inc. (a)	10,400	(10,104)
Boston Properties, Inc.	10,900	(671,004)
Braemar Hotels & Resorts, Inc.	4,700	(11,985)
CBRE Group, Inc. (a)	13,225	(1,178,480)
Colliers International Group, Inc.	800	(89,320)
Compass, Inc. (a)	200	(720)
Crown Castle, Inc.	4,300	(420,110)
Cushman & Wakefield PLC (a)	100	(1,040)
DiamondRock Hospitality Co.	6,200	(52,390)
Digital Realty Trust, Inc. (d)	28,233	(4,292,828)
DigitalBridge Group, Inc.	3,806	(52,142)
Empire State Realty Trust, Inc.	7,200	(67,536)
EPR Properties	200	(8,396)
Essential Properties Realty Trust, Inc. (d)	878	(24,329)
eXp World Holdings, Inc.	100	(1,129)
Extra Space Storage, Inc.	17,500	(2,719,675)
First Industrial Realty Trust, Inc.	400	(19,004)
Gaming and Leisure Properties, Inc. (d)	3,744	(169,266)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
Gladstone Commercial Corp.	2,400	$(34,248)
Global Net Lease, Inc.	14,506	(106,619)
Healthcare Realty Trust, Inc.	26,600	(438,368)
Healthpeak Properties, Inc. (d)	19,939	(390,804)
Highwoods Properties, Inc.	700	(18,389)
Host Hotels & Resorts, Inc. (d)	136,868	(2,460,887)
Hudson Pacific Properties, Inc.	2,800	(13,468)
Independence Realty Trust, Inc.	12,000	(224,880)
Innovative Industrial Properties, Inc.	2,900	(316,738)
Iron Mountain, Inc.	200	(17,924)
JBG SMITH Properties	5,100	(77,673)
Jones Lang LaSalle, Inc. (a)	1,300	(266,864)
Kennedy-Wilson Holdings, Inc.	10,800	(104,976)
Kimco Realty Corp.	6,800	(132,328)
Kite Realty Group Trust	12,600	(281,988)
Lamar Advertising Co.	2,500	(298,825)
Macerich Co.	3,300	(50,952)
Medical Properties Trust, Inc.	24,400	(105,164)
National Storage Affiliates Trust	4,900	(201,978)
NexPoint Diversified Real Estate Trust	319	(1,764)
NNN REIT, Inc. (d)	5,406	(230,296)
Omega Healthcare Investors, Inc. (d)	2,724	(93,297)
Opendoor Technologies, Inc. (a)	20,900	(38,456)
Orion Office REIT, Inc.	600	(2,154)
Outfront Media, Inc.	33,200	(474,760)
Paramount Group, Inc.	3,100	(14,353)
Peakstone Realty Trust	2,400	(25,440)
Phillips Edison & Co., Inc.	9,600	(314,016)
Postal Realty Trust, Inc.	100	(1,333)
PotlatchDeltic Corp.	1,321	(52,034)
Public Storage	5,200	(1,495,780)
Realty Income Corp. (d)	79,818	(4,215,987)
Regency Centers Corp.	6,900	(429,180)
Rexford Industrial Realty, Inc.	4,100	(182,819)
Sabra Health Care REIT, Inc. (d)	3,682	(56,703)
Safehold, Inc.	1,700	(32,793)
Service Properties Trust	200	(1,028)
Simon Property Group, Inc.	7,300	(1,108,140)
SL Green Realty Corp.	11,451	(648,585)
Sun Communities, Inc.	1,200	(144,408)
Sunstone Hotel Investors, Inc.	20,200	(211,292)
Uniti Group, Inc.	16,500	(48,180)
Urban Edge Properties	700	(12,929)
Ventas, Inc. (d)	29,284	(1,501,098)
VICI Properties, Inc. (d)	107,842	(3,088,595)
Vornado Realty Trust	30,800	(809,732)
Welltower, Inc. (d)	33,260	(3,467,355)
Weyerhaeuser Co.	900	(25,551)
Wheeler Real Estate Investment Trust, Inc. (a)	1	(16)
Whitestone REIT	2,400	(31,944)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
WP Carey, Inc. (d)	7,797	$(429,225)

		(36,085,261)

Retailing — (0.6)%
Abercrombie & Fitch Co. (a)	200	(35,568)
Academy Sports & Outdoors, Inc.	9,500	(505,875)
Asbury Automotive Group, Inc. (a)	1,000	(227,870)
BARK, Inc. (a)	9,300	(16,833)
Barnes & Noble Education, Inc. (a)	35	(224)
Best Buy Co., Inc.	4,400	(370,876)
Boot Barn Holdings, Inc. (a)	6,400	(825,152)
Caleres, Inc.	2,500	(84,000)
ContextLogic, Inc. (a)	200	(1,142)
eBay, Inc.	6,700	(359,924)
Etsy, Inc. (a),(d)	297	(17,517)
Express, Inc. (a)	0	(3)
Floor & Decor Holdings, Inc. (a)	12,000	(1,192,920)
Foot Locker, Inc. (d)	3,800	(94,696)
Genuine Parts Co.	2,500	(345,800)
Grove Collaborative Holdings (a)	1,300	(2,301)
GrowGeneration Corp. (a)	200	(430)
Hibbett, Inc.	1,000	(87,210)
Leslie’s, Inc. (a)	37,800	(158,382)
Lithia Motors, Inc.	1,500	(378,675)
LKQ Corp.	700	(29,113)
LL Flooring Holdings, Inc. (a)	3,840	(5,491)
Lowe’s Cos., Inc. (d)	26,037	(5,740,117)
Macy’s, Inc.	4,400	(84,480)
Newegg Commerce, Inc. (a)	100	(91)
Nxu, Inc. (a)	3,964	(1,458)
ODP Corp. (a)	400	(15,708)
OneWater Marine, Inc. (a)	900	(24,813)
O’Reilly Automotive, Inc. (a)	100	(105,606)
Pool Corp.	2,900	(891,257)
RumbleON, Inc. (a)	835	(3,424)
Savers Value Village, Inc. (a)	300	(3,672)
Signet Jewelers Ltd.	15,100	(1,352,658)
Sportsman’s Warehouse Holdings, Inc. (a)	7,200	(17,352)
Tilly’s, Inc. (a)	200	(1,206)
Tractor Supply Co.	15,700	(4,239,000)
Ulta Beauty, Inc. (a)	7,700	(2,971,199)
Valvoline, Inc.	7,400	(319,680)
Victoria’s Secret & Co. (a)	300	(5,301)
Vroom, Inc. (a)	552	(5,145)
Wayfair, Inc. (a),(d)	352	(18,561)
Williams-Sonoma, Inc.	8,600	(2,428,382)

		(22,969,112)

Semiconductors & Semiconductor Equipment — (0.7)%
ACM Research, Inc. (a)	100	(2,306)
Analog Devices, Inc.	7,500	(1,711,950)
Applied Materials, Inc.	6,100	(1,439,539)
ARM Holdings PLC, ADR (a)	21,100	(3,452,382)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
Astera Labs, Inc. (a)	900	$(54,459)
Atomera, Inc. (a)	600	(2,286)
Axcelis Technologies, Inc. (a)	500	(71,095)
Canadian Solar, Inc. (a)	13,300	(196,175)
Entegris, Inc.	100	(13,540)
First Solar, Inc. (a)	33,400	(7,530,364)
Microchip Technology, Inc. (d)	11,200	(1,024,800)
Monolithic Power Systems, Inc. (d)	1,074	(882,484)
Navitas Semiconductor Corp. (a)	13,000	(51,090)
ON Semiconductor Corp. (a),(d)	21,900	(1,501,245)
Onto Innovation, Inc. (a)	200	(43,912)
Texas Instruments, Inc. (d)	20,348	(3,958,296)
Universal Display Corp.	100	(21,025)

		(21,956,948)

Software & Services — (1.3)%
Adeia, Inc.	2,200	(24,607)
Altair Engineering, Inc. (a)	200	(19,616)
ANSYS, Inc. (a)	5,200	(1,671,800)
Applied Digital Corp. (a)	41,700	(248,115)
Aspen Technology, Inc. (a)	2,000	(397,260)
Aurora Innovation, Inc. (a)	14,100	(39,057)
Bentley Systems, Inc.	100	(4,936)
BigBear.ai Holdings, Inc. (a)	7	(11)
Bitdeer Technologies Group (a)	1,800	(18,468)
BlackBerry Ltd. (a)	13,500	(33,480)
BlackLine, Inc. (a)	1,300	(62,985)
Braze, Inc. (a)	800	(31,072)
C3.ai, Inc. (a),(d)	8,222	(238,109)
Cadence Design Systems, Inc. (a),(d)	443	(136,333)
CGI, Inc. (a)	700	(69,867)
Cleanspark, Inc. (a)	15,400	(245,630)
Clearwater Analytics Holdings, Inc. (a)	300	(5,556)
Cloudflare, Inc. (a),(d)	129	(10,685)
Cognizant Technology Solutions Corp.	3,800	(258,400)
Concentrix Corp.	1,400	(88,592)
Consensus Cloud Solutions, Inc. (a)	400	(6,872)
Crowdstrike Holdings, Inc. (a),(d)	377	(144,463)
CS Disco, Inc. (a)	100	(596)
CXApp, Inc. (a)	2,200	(4,444)
Datadog, Inc. (a),(d)	825	(106,994)
DigitalOcean Holdings, Inc. (a),(d)	546	(18,973)
Domo, Inc. (a)	700	(5,404)
DXC Technology Co. (a)	3,500	(66,815)
E2open Parent Holdings, Inc. (a)	16,900	(75,881)
Edgio, Inc. (a)	160	(1,747)
Euronet Worldwide, Inc. (a)	19,271	(1,994,548)
Everbridge, Inc. (a)	1,700	(59,483)
EverCommerce, Inc. (a)	1,000	(10,980)
Fair Isaac Corp. (a),(d)	20	(29,773)
Fidelity National Information Services, Inc.	15,400	(1,160,544)
Fiserv, Inc. (a)	45,213	(6,738,546)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
Five9, Inc. (a)	3,600	$(158,760)
Gen Digital, Inc.	400	(9,992)
Global Payments, Inc.	18,500	(1,788,950)
Globant SA (a)	3,000	(534,780)
Grid Dynamics Holdings, Inc. (a)	700	(7,357)
Guidewire Software, Inc. (a)	200	(27,578)
HashiCorp, Inc. (a)	800	(26,952)
HUT 8 Corp. (a)	7,900	(118,421)
Intapp, Inc. (a)	100	(3,667)
International Business Machines Corp.	900	(155,655)
Lightspeed Commerce, Inc. (a)	10,700	(146,483)
Marathon Digital Holdings, Inc. (a)	92,800	(1,842,080)
Marin Software, Inc. (a)	33	(78)
Matterport, Inc. (a)	6,900	(30,843)
MeridianLink, Inc. (a)	1,000	(21,360)
MicroCloud Hologram, Inc. (a)	27,800	(22,824)
MicroStrategy, Inc. (a)	5,200	(7,162,896)
nCino, Inc. (a)	26,872	(845,124)
NextNav, Inc. (a)	1,900	(15,409)
Nuvei Corp.	3,300	(106,854)
Open Text Corp.	2,200	(66,088)
Oracle Corp. (d)	13,800	(1,948,560)
Pagaya Technologies Ltd. (a)	1,500	(19,140)
Palantir Technologies, Inc. (a)	5,900	(149,447)
Palo Alto Networks, Inc. (a),(d)	24,552	(8,323,374)
Perficient, Inc. (a)	300	(22,437)
Phunware, Inc. (a)	2,752	(15,108)
PowerSchool Holdings, Inc. (a)	1,600	(35,824)
Procore Technologies, Inc. (a)	2,000	(132,620)
Progress Software Corp.	200	(10,852)
PTC, Inc. (a),(d)	12	(2,180)
Quantum Computing, Inc. (a)	26,274	(13,200)
QXO, Inc.	25	(1,794)
Rekor Systems, Inc. (a)	29,000	(44,950)
Remitly Global, Inc. (a)	4,800	(58,176)
Riot Platforms, Inc. (a)	98,100	(896,634)
Roper Technologies, Inc.	3,000	(1,690,980)
Rubrik, Inc. (a)	2,200	(67,452)
Samsara, Inc. (a),(d)	3,490	(117,613)
ServiceNow, Inc. (a),(d)	101	(79,454)
Shift4 Payments, Inc. (a)	4,400	(322,740)
Shopify, Inc. (a),(d)	52,938	(3,496,555)
Sphere 3D Corp. (a)	14	(15)
Sprinklr, Inc. (a)	1,100	(10,582)
SS&C Technologies Holdings, Inc.	7,865	(492,900)
Thoughtworks Holding, Inc. (a)	800	(2,272)
Twilio, Inc. (a),(d)	500	(28,405)
Verb Technology Co., Inc. (a)	1,725	(214)
Verra Mobility Corp. (a)	100	(2,720)
WM Technology, Inc. (a)	3,500	(3,640)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
XTI Aerospace, Inc. (a)	1	$0

		(45,112,631)

Technology Hardware & Equipment — (0.4)%
908 Devices, Inc. (a)	1,700	(8,755)
ADTRAN Holdings, Inc.	1,600	(8,416)
Alpine 4 Holdings, Inc. (a)	1,525	(732)
Applied Optoelectronics, Inc. (a)	4,900	(40,621)
Arlo Technologies, Inc. (a)	400	(5,216)
Belden, Inc.	300	(28,140)
CDW Corp.	400	(89,536)
Celestica, Inc. (a)	100	(5,733)
Clearfield, Inc. (a)	2,500	(96,400)
Cognex Corp.	100	(4,676)
Coherent Corp. (a)	10,700	(775,322)
Corning, Inc.	5,000	(194,250)
Daktronics, Inc. (a)	300	(4,185)
Dell Technologies, Inc.	37,200	(5,130,252)
Harmonic, Inc. (a)	11,800	(138,886)
Hewlett Packard Enterprise Co.	2,500	(52,925)
Insight Enterprises, Inc. (a)	100	(19,836)
IonQ, Inc. (a)	2,100	(14,763)
Lightwave Logic, Inc. (a)	5,200	(15,548)
Luna Innovations, Inc. (a)	1,200	(3,840)
Mirion Technologies, Inc. (a)	11,500	(123,510)
Novanta, Inc. (a)	1,100	(179,421)
Ondas Holdings, Inc. (a)	8,000	(4,640)
Ouster, Inc. (a)	11,270	(110,784)
Powerfleet, Inc. NJ (a)	2,000	(9,140)
Red Cat Holdings, Inc. (a)	1,000	(1,150)
SmartRent, Inc. (a)	2,900	(6,931)
Super Micro Computer, Inc. (a)	9,900	(8,111,565)
Turtle Beach Corp. (a)	1,000	(14,340)
Ubiquiti, Inc.	600	(87,396)
Viasat, Inc. (a)	1,500	(19,050)
Vontier Corp.	2,000	(76,400)
Zebra Technologies Corp. (a)	400	(123,572)

		(15,505,931)

Telecommunication Services — (0.2)%
Anterix, Inc. (a)	300	(11,877)
AST SpaceMobile, Inc. (a)	42,300	(491,103)
AT&T, Inc. (d)	18,861	(360,434)
BCE, Inc.	6,400	(207,168)
Cogent Communications Holdings, Inc.	1,000	(56,440)
Consolidated Communications Holdings, Inc. (a)	19,000	(83,600)
Frontier Communications Parent, Inc. (a)	29,700	(777,546)
Globalstar, Inc. (a)	4,100	(4,592)
Millicom International Cellular SA (a)	1,000	(24,550)
Rogers Communications, Inc.	400	(14,792)
Shenandoah Telecommunications Co.	1,100	(17,963)
SurgePays, Inc. (a)	200	(638)
Telephone & Data Systems, Inc.	2,100	(43,533)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
TELUS Corp.	23,900	$(361,846)
U.S. Cellular Corp. (a)	100	(5,582)
Verizon Communications, Inc.	184,300	(7,600,532)

		(10,062,196)

Transportation — (0.2)%
Alaska Air Group, Inc. (a)	13,800	(557,520)
Allegiant Travel Co.	3,700	(185,851)
American Airlines Group, Inc. (a)	60,700	(687,731)
Avis Budget Group, Inc.	500	(52,260)
Blade Air Mobility, Inc. (a)	8,100	(28,188)
Canadian National Railway Co.	7,700	(909,601)
Canadian Pacific Kansas City Ltd.	33,330	(2,624,071)
CH Robinson Worldwide, Inc.	100	(8,812)
Delta Air Lines, Inc.	4,900	(232,456)
FedEx Corp.	800	(239,872)
Freight Technologies, Inc. (a)	47	(16)
Frontier Group Holdings, Inc. (a)	16,300	(80,359)
Getaround, Inc. (a)	27,459	(3,844)
Hawaiian Holdings, Inc. (a)	11,000	(136,730)
Hertz Global Holdings, Inc. (a)	34,900	(123,197)
JetBlue Airways Corp. (a)	103,900	(632,751)
Joby Aviation, Inc. (a)	41,700	(212,670)
Landstar System, Inc.	800	(147,584)
Matson, Inc.	1,000	(130,970)
Mesa Air Group, Inc. (a)	500	(855)
Saia, Inc. (a)	700	(332,003)
SkyWest, Inc. (a)	1,400	(114,898)
Surf Air Mobility, Inc. (a)	3,400	(1,307)
United Airlines Holdings, Inc. (a)	84,100	(4,092,306)
Wheels Up Experience, Inc. (a)	5,710	(10,792)
XPO, Inc. (a)	2,400	(254,760)

		(11,801,404)

Utilities — (0.1)%
Altus Power, Inc. (a)	700	(2,744)
American Electric Power Co., Inc.	400	(35,096)
Brookfield Infrastructure Corp.	12,000	(403,920)
Brookfield Renewable Corp.	19,700	(559,086)
Cadiz, Inc. (a)	4,046	(12,502)
California Water Service Group	200	(9,698)
Clearway Energy, Inc.	6,300	(155,547)
Constellation Energy Corp.	900	(180,243)
Essential Utilities, Inc.	4,400	(164,252)
Montauk Renewables, Inc. (a)	500	(2,850)
NextEra Energy Partners LP	6,000	(165,840)
NextEra Energy, Inc.	8,300	(587,723)
ONE Gas, Inc.	1,600	(102,160)
Ormat Technologies, Inc.	500	(35,850)
PG&E Corp.	60,800	(1,061,568)
PPL Corp.	7,600	(210,140)
Public Service Enterprise Group, Inc.	25,000	(1,842,500)
Southwest Gas Holdings, Inc.	4,800	(337,824)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
Spruce Power Holding Corp. (a)	1,000	$(3,650)
Sunnova Energy International, Inc. (a)	1,100	(6,138)
Vistra Corp.	6,500	(558,870)

		(6,438,201)

Total North America		(524,458,331)

Oceania — (0.1)%
Automobiles & Components — 0.0%
Cenntro, Inc. (a)	2,500	(3,725)

Energy — 0.0%
Woodside Energy Group Ltd., ADR	13,800	(259,578)

Materials — (0.1)%
BHP Group Ltd., ADR	53,300	(3,042,897)
Rio Tinto PLC, ADR	10,300	(679,079)

		(3,721,976)

Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
Alterity Therapeutics Ltd., ADR (a)	10	(18)
Genetic Technologies Ltd., ADR (a)	200	(298)
Immutep Ltd., ADR (a)	2,400	(4,824)

		(5,140)

Software & Services — 0.0%
Mawson Infrastructure Group, Inc. (a)	5,666	(8,102)

Total Oceania		(3,998,521)

South America — 0.0%
Banks — 0.0%
Banco Santander Chile, ADR	1,600	(30,128)

Capital Goods — 0.0%
Sociedad Quimica y Minera de Chile SA, ADR	25,500	(1,039,125)

Energy — 0.0%
Petroleo Brasileiro SA, ADR	24,400	(353,556)

Food & Staples Retailing — 0.0%
Sendas Distribuidora SA, ADR (a)	1,300	(12,090)

Materials — 0.0%
Bioceres Crop Solutions Corp. (a)	1,100	(12,331)
ERO Copper Corp. (a)	1,200	(25,656)
Sigma Lithium Corp. (a)	27,500	(330,825)

		(368,812)

Software & Services — 0.0%
StoneCo Ltd. (a)	1,600	(19,184)

Telecommunication Services — 0.0%
Liberty Latin America Ltd. (a)	6,400	(61,568)

Utilities — 0.0%
Centrais Eletricas Brasileiras SA, ADR	3,600	(23,148)
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	8,900	(119,705)
Cia Energetica de Minas Gerais, ADR	1,300	(2,288)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares		Value
Enel Chile SA, ADR	200		$(560)

			(145,701)

Total South America			(2,030,164)

TOTAL COMMON STOCK (PROCEEDS $576,690,415)			(595,393,091)

	Principal Amount		Value
CORPORATE BONDS & NOTES — (1.3)%
Africa — 0.0%
Multi-National — 0.0%
Banque Ouest Africaine de Developpement, 2.75%, 01/22/33 (b),(d)	1,302,000	EUR	(1,121,497)
Banque Ouest Africaine de Developpement, 4.70%, 10/22/31 (b),(d)	$726,000		(634,132)

Total Africa			(1,755,629)

Asia — (0.4)%
Internet — (0.3)%
Alibaba Group Holding Ltd., 2.13%, 02/09/31 (d)	4,261,000		(3,520,255)
Alibaba Group Holding Ltd., 3.40%, 12/06/27 (d)	5,765,000		(5,447,060)

			(8,967,315)

Commercial Banks — (0.1)%
Industrial & Commercial Bank of China Ltd., 3.20%, 12/31/49 (b),(d),(f),(l)	5,050,000		(4,794,975)

Total Asia			(13,762,290)

North America — (0.4)%
Electric — (0.1)%
Comision Federal de Electricidad, 3.88%, 07/26/33 (b),(d)	5,352,000		(4,279,169)

Oil & Gas — (0.2)%
Petroleos Mexicanos, 8.75%, 06/02/29 (d)	5,460,995		(5,364,059)

REITS — (0.1)%
Trust Fibra Uno, 7.38%, 02/13/34 (b),(d)	2,054,000		(2,026,167)

Telecommunications — 0.0%
America Movil SAB de CV, 6.38%, 03/01/35 (d)	794,000		(849,657)

Total North America			(12,519,052)

South America — (0.5)%
Iron/Steel — (0.3)%
Vale Overseas Ltd., 6.88%, 11/10/39 (d)	3,713,000		(3,959,216)
Vale Overseas Ltd., 6.13%, 06/12/33 (d)	6,625,000		(6,676,006)

			(10,635,222)

Mining — (0.1)%
Corp. Nacional del Cobre de Chile, 6.44%, 01/26/36 (b),(d)	4,137,000		(4,270,718)

Oil & Gas — (0.1)%
Ecopetrol SA, 8.38%, 01/19/36 (d)	3,607,000		(3,542,963)

Total South America			(18,448,903)

TOTAL CORPORATE BONDS & NOTES (PROCEEDS $46,671,891)			(46,485,874)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Shares	Value
EXCHANGE-TRADED FUNDS — (0.3)%
Energy Select Sector SPDR Fund (d)	27,538	$(2,510,089)
Industrial Select Sector SPDR Fund (d)	13,398	(1,632,814)
iShares MSCI Taiwan ETF (d)	11,970	(648,654)
Materials Select Sector SPDR Fund (d)	3,849	(339,905)
SPDR S&P 500 ETF Trust	8,448	(4,597,571)

TOTAL EXCHANGE-TRADED FUNDS (PROCEEDS $9,506,343)		(9,729,033)

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES — (4.3)%
North America — (4.3)%
U.S. Government Sponsored Agency Security — (4.3)%
Uniform Mortgage-Backed Security, 6.00%, 07/13/72 (n)	$160,000,000	(160,587,520)

TOTAL MORTGAGE-BACKED SECURITIES (PROCEEDS $161,300,000)		(160,587,520)

SOVEREIGN DEBT — (2.4)%
Bahrain Government International Bonds, 7.50%, 09/20/47 (b),(d)	3,191,000	(3,043,576)
China Government International Bonds, 2.13%, 12/03/29 (b),(d)	1,696,000	(1,518,463)
Colombia Government International Bonds,
3.25%, 04/22/32 (d)	4,126,000	(3,156,312)
8.00%, 11/14/35 (d)	5,523,000	(5,677,990)
Dominican Republic International Bonds, 6.00%, 02/22/33 (b),(d)	2,111,000	(2,041,748)
Egypt Government International Bonds, 5.88%, 06/11/25 (b),(d)	2,637,000	(2,574,688)
Mexico Government International Bonds, 6.34%, 05/04/53 (d)	5,983,000	(5,641,087)
Mongolia Government International Bonds, 7.88%, 06/05/29 (b),(d)	1,294,000	(1,321,677)
Nigeria Government International Bonds,
7.88%, 02/16/32 (b),(d)	1,655,000	(1,428,430)
8.25%, 09/28/51 (b),(d)	3,095,000	(2,367,675)
9.25%, 01/21/49 (b),(d)	5,465,000	(4,782,531)
Pakistan Government International Bonds, 7.38%, 04/08/31 (b),(d)	2,089,000	(1,647,076)
Republic of South Africa Government International Bonds, 5.88%, 04/20/32 (d)	4,946,000	(4,587,910)
Saudi Arabia Government International Bonds, MTN, 4.63%, 10/04/47 (b),(d)	5,134,000	(4,382,588)
Turkey Government International Bonds,
6.00%, 01/14/41 (d)	956,000	(793,480)
6.75%, 05/30/40 (d)	710,000	(644,069)
7.38%, 02/05/25 (d)	1,553,000	(1,560,274)
7.63%, 05/15/34 (d)	10,946,000	(11,014,412)
8.00%, 02/14/34 (d)	8,752,000	(9,237,036)
11.88%, 01/15/30 (d)	1,668,000	(2,087,669)

TOTAL SOVEREIGN DEBT (PROCEEDS $69,117,584)		(69,508,691)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — (0.7)%
U.S. Treasury Notes,
1.75%, 01/15/34 (d)	$1,356,640	$(1,316,267)
4.38%, 05/15/34 (d)	2,565,000	(2,565,802)
4.50%, 05/15/27 (d)	1,812,000	(1,809,593)
4.88%, 05/31/26 (d)	80,000	(80,162)
4.63%, 05/31/31 (d)	2,748,000	(2,792,655)
4.63%, 05/15/44 (d)	2,698,000	(2,692,941)
4.50%, 05/31/29 (d)	2,917,000	(2,936,826)
4.63%, 05/15/54 (d)	2,022,000	(2,050,118)

TOTAL U.S. TREASURY OBLIGATIONS (PROCEEDS $16,360,405)		(16,244,364)

	Shares	Value
WARRANTS — 0.0%
Galectin Therapeutics, Inc. (a),(c)	1,340	0
Salarius Pharmaceuticals, Inc. (a),(c)	1,000	0
Danimer Scientific, Inc. (a),(c)	5,299	(371)

TOTAL WARRANTS (PROCEEDS $371)		(371)

RIGHTS — 0.0%
NeuroBo Pharmaceuticals, Inc. (a),(c)	92	(29)
Catalyst Biosciences, Inc. (a),(c)	4,600	0
Sesen Bio (a),(c)	25,568	0
RiceBran Technologies (a),(c)	80	0
Barnes & Noble Education, Inc. (a),(c)	2,202	0
Pulse Biosciences, Inc. (a),(c)	1,100	0

TOTAL RIGHTS (PROCEEDS $541)		(29)

TOTAL SECURITIES SOLD SHORT — (24.2)% (PROCEEDS $879,647,550)		$(897,948,973)

Footnote Legend:

^	A balance indicated with a “0”, reflects either a zero balance or an amount that rounds to less than 1.
(a)	Non-income producing.
(b)

Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Security may only be offered or sold outside of the Unites States unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(c)	Security is valued using significant unobservable inputs.
(d)	Security is held by a consolidated wholly-owned subsidiary of Blackstone Alternative Multi-Strategy Fund.
(e)

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(f)

Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and spread in their description above. Rate presented is as of June 30, 2024.

(g)	Represents a step-up bond. Coupon rate increases in increments to maturity. Rate presented is as of June 30, 2024. Maturity date presented is the ultimate maturity.
(h)

Security is an Interest Only (IO) bond, which represents the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

(i)	Non-interest bearing bond.
(j)	All or a portion of the security represents an unsettled loan commitment at June 30, 2024 where the rate will be determined at time of settlement.
(k)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(l)	Security is perpetual in nature and has no stated maturity.
(m)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest.

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

(n)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(o)

Security is restricted per Rule 12-12.8 of Regulation S-X. First acquisition dates of Aeolus Property Catastrophe Keystone PF Fund LP, PIMCO ILS Fund SP II, Atreides Co., Asgard Fixed Income Risk Premia Fund, Rokos Global Macro Fund Ltd., Centiva Offshore Fund LLP, Statar Capital Class A and Kirkoswald Global Ltd., 1/2/2019, 12/30/2019, 7/1/2021, 8/2/2021, 9/1/2021, 6/1/2022, 7/1/2022 and 5/1/2024. Amounts to $434,551,386 and represents 11.7% of Net Assets.

(p)	Repurchase agreements may additionally have cash collateral held to meet collateral requirements.
(q)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(r)	Assets, other than investments in securities, less liabilities other than securities sold short.

Options Written Contracts Outstanding at June 30, 2024

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
Exchange-Traded Call Options Written
BRENT CRUDE DEC24	100.00 USD	10/28/24	(70)	(7,000)	$(33,400)	$(49,700)	$(16,300)
BRENT CRUDE SEP24	100.00 USD	07/26/24	(100)	(10,000)	(32,000)	(19,000)	13,000
CBOE SPX VOLATILITY INDX JUL 24	23.00 USD	07/17/24	(1,660)	(38,180)	(42,285)	(29,880)	12,405
CBOE SPX VOLATILITY INDX SEP 24	29.00 USD	09/18/24	(2,472)	(71,688)	(305,226)	(138,432)	166,794
CBOE SPX VOLATILITY INDX SEP 24	30.00 USD	09/18/24	(1,245)	(37,350)	(79,024)	(63,495)	15,529
COPPER DEC24	550.00 USD	11/25/24	(132)	(72,600)	(115,090)	(143,550)	(28,460)
COPPER NOV24	525.00 USD	11/25/24	(166)	(87,150)	(518,423)	(265,600)	252,823
COPPER NOV24	565.00 USD	11/25/24	(578)	(326,570)	(2,006,757)	(505,750)	1,501,007
CRUDE OIL FUT DEC 24	95.00 USD	11/15/24	(70)	(6,650)	(48,776)	(58,100)	(9,324)
CRUDE OIL FUT DEC 24	150.00 USD	11/15/24	(100)	(15,000)	(52,703)	(7,000)	45,703
CRUDE OIL FUT DEC 24	165.00 USD	11/15/24	(25)	(4,125)	(12,410)	(1,000)	11,410
CRUDE OIL FUT NOV 24	120.00 USD	10/17/24	(195)	(23,400)	(22,821)	(31,200)	(8,379)
CRUDE OIL FUT SEP 24	92.00 USD	08/15/24	(25)	(2,300)	(39,456)	(10,750)	28,706
CRUDE OIL FUT SEP 24	120.00 USD	08/15/24	(335)	(40,200)	(89,455)	(20,100)	69,355
LME COPPER 3MO CALL	11,000.00 USD	07/03/24	(20)	(220,000)	(13,438)	(6,100)	7,338
LME COPPER 3MO CALL	12,500.00 USD	12/04/24	(19)	(237,500)	(191,841)	(35,031)	156,810
NAT GAS EURO OPT APR26	8.00 USD	03/26/26	(50)	(400)	(85,500)	(24,850)	60,650
NAT GAS EURO OPT AUG24	4.00 USD	07/26/24	(199)	(796)	(18,519)	(6,965)	11,554
NAT GAS EURO OPT AUG26	8.00 USD	07/28/26	(50)	(400)	(85,500)	(40,250)	45,250
NAT GAS EURO OPT DEC24	3.75 USD	11/25/24	(8)	(30)	(19,577)	(30,008)	(10,431)
NAT GAS EURO OPT DEC26	8.00 USD	11/24/26	(50)	(400)	(85,500)	(113,400)	(27,900)
NAT GAS EURO OPT FEB26	8.00 USD	01/27/26	(50)	(400)	(85,500)	(153,200)	(67,700)
NAT GAS EURO OPT JAN26	8.00 USD	12/26/25	(50)	(400)	(85,500)	(148,050)	(62,550)
NAT GAS EURO OPT JUL26	8.00 USD	06/25/26	(50)	(400)	(85,500)	(37,450)	48,050
NAT GAS EURO OPT JUN26	8.00 USD	05/26/26	(50)	(400)	(85,500)	(28,800)	56,700
NAT GAS EURO OPT MAR26	8.00 USD	02/24/26	(50)	(400)	(85,500)	(106,200)	(20,700)
NAT GAS EURO OPT MAY26	8.00 USD	04/27/26	(50)	(400)	(85,500)	(23,950)	61,550
NAT GAS EURO OPT NOV 24	3.50 USD	10/28/24	(300)	(1,050)	(272,124)	(666,300)	(394,176)
NAT GAS EURO OPT NOV24	3.75 USD	10/28/24	(8)	(30)	(22,777)	(13,112)	9,665
NAT GAS EURO OPT NOV26	8.00 USD	10/27/26	(50)	(400)	(85,500)	(72,750)	12,750
NAT GAS EURO OPT OCT24	3.50 USD	09/25/24	(100)	(350)	(107,708)	(83,300)	24,408
NAT GAS EURO OPT OCT24	3.75 USD	09/25/24	(8)	(30)	(22,777)	(4,544)	18,233
NAT GAS EURO OPT OCT26	8.00 USD	09/25/26	(50)	(400)	(85,500)	(47,550)	37,950
NAT GAS EURO OPT SEP24	3.50 USD	08/27/24	(200)	(700)	(164,416)	(70,200)	94,216
NAT GAS EURO OPT SEP26	8.00 USD	08/26/26	(50)	(400)	(85,500)	(41,450)	44,050
SILVER DEC24	45.00 USD	11/25/24	(119)	(5,355)	(238,668)	(105,910)	132,758
SILVER DEC24	50.00 USD	11/25/24	(160)	(8,000)	(131,637)	(88,800)	42,837
SILVER SEP24	32.50 USD	08/27/24	(45)	(1,463)	(71,884)	(98,775)	(26,891)

					$(5,699,192)	$(3,390,502)	$2,308,690

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

	Strike	Expiration Date	Contracts	Notional Amount	Premium Received	Market Value	Unrealized Appreciation (Depreciation)
Exchange-Traded Put Options Written
BRENT CRUDE NOV24	74.00 USD	09/25/24	(50)	(3,700)	$(45,000)	$(45,000)	$0
CBOE SPX VOLATILITY INDX JUL 24	12.50 USD	07/17/24	(1,660)	(20,750)	(25,685)	(21,580)	4,105
CBOE SPX VOLATILITY INDX SEP 24	13.50 USD	09/18/24	(1,245)	(16,807)	(59,104)	(70,965)	(11,861)
CBOE SPX VOLATILITY INDX SEP 24	15.00 USD	09/18/24	(1,236)	(18,540)	(126,657)	(174,276)	(47,619)
CBOE SPX VOLATILITY INDX SEP 24	16.00 USD	09/18/24	(1,236)	(19,776)	(188,457)	(249,672)	(61,215)
CRUDE OIL FUT AUG 24	72.00 USD	07/17/24	(50)	(3,600)	(54,411)	(4,500)	49,911
CRUDE OIL FUT AUG 24	76.00 USD	07/17/24	(25)	(1,900)	(8,206)	(6,750)	1,456
CRUDE OIL FUT DEC 24	50.00 USD	11/15/24	(25)	(1,250)	(107,409)	(4,250)	103,159
CRUDE OIL FUT OCT 24	70.00 USD	09/17/24	(50)	(3,500)	(36,412)	(39,500)	(3,088)
DJ EURO STOXX 50 JUL 24	4,925.00 EUR	07/19/24	(498)	(2,452,650)	(281,161)	(505,066)	(223,905)
DJ EURO STOXX 50 JUL 24	4,950.00 EUR	07/19/24	(415)	(2,054,250)	(163,536)	(476,889)	(313,353)
S&P 500 INDEX	4,650.00 USD	11/15/24	(442)	(2,055,300)	(1,676,423)	(1,102,790)	573,633

					$(2,772,461)	$(2,701,238)	$71,223

	Counterparty	Strike	Expiration Date	Contracts	Notional Amount	Premium Paid	Market Value	Unrealized Appreciation (Depreciation)
OTC Call Options Written
LME NICKEL 3MO CALL	Morgan Stanley Capital Services LLC	60,000.00 USD	12/04/24	(1,260)	(75,600,000)	$(2,568)	$(469)	$2,099
USD TRY FX OPTION CALL 38 8/15/24	JPMorgan Chase Bank, N.A.	38.00 USD	08/15/24	(33,200,000)	(1,261,600,000)	(410,857)	(170,080)	240,777

						$(413,425)	$(170,549)	$242,876

OTC Put Options Written
S&P 500 INDEX	Goldman Sachs International	4,800.00 USD	08/30/24	(87,420)	(419,616,000)	(1,993,176)	(780,573)	1,212,603

Total Options Written Outstanding						$(10,878,254)	$(7,042,862)	$3,835,392

Reverse Repurchase Agreements Outstanding at June 30, 2024

Counterparty	Interest Rate	Trade Rate	Maturity Date	Face Value	Face Value Including Accrued Interest
Barclays Capital, Inc.	3.85%	2/21/2024	On Demand [1]	$2,877,779	$2,920,006
Barclays Capital, Inc.	3.85%	2/21/2024	On Demand [1]	3,673,607	3,727,512
Barclays Capital, Inc.	5.50%	6/27/2024	On Demand [1]	2,455,820	2,456,946
Barclays Capital, Inc.	5.55%	3/5/2024	On Demand [1]	1,259,574	1,282,294
Barclays Capital, Inc.	5.55%	3/19/2024	On Demand [1]	2,602,933	2,644,265
Barclays Capital, Inc.	5.55%	5/23/2024	On Demand [1]	3,693,727	3,715,366
Barclays Capital, Inc.	5.55%	5/23/2024	On Demand [1]	4,980,357	5,009,534
Barclays Capital, Inc.	5.60%	2/15/2024	On Demand [1]	2,569,173	2,623,525
Barclays Capital, Inc.	5.60%	2/15/2024	On Demand [1]	3,882,271	3,964,402
Barclays Capital, Inc.	5.60%	2/28/2024	On Demand [1]	1,996,001	2,034,192
Barclays Capital, Inc.	5.60%	5/23/2024	On Demand [1]	1,398,302	1,406,567

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Counterparty	Interest Rate	Trade Rate	Maturity Date	Face Value	Face Value Including Accrued Interest
Barclays Capital, Inc.	5.65%	2/13/2024	On Demand [1]	$3,589,319	$3,667,057
Barclays Capital, Inc.	5.65%	6/7/2024	On Demand [1]	4,855,010	4,871,011
JPMorgan Chase Bank, N.A.	5.50%	4/22/2024	7/31/2024	2,000,564	2,021,348
JPMorgan Chase Bank, N.A.	5.54%	6/26/2024	7/3/2024	814,874	815,502
JPMorgan Chase Bank, N.A.	5.54%	6/26/2024	7/3/2024	1,514,060	1,515,225
JPMorgan Chase Bank, N.A.	5.54%	6/26/2024	7/3/2024	1,889,949	1,891,403
JPMorgan Chase Bank, N.A.	5.54%	6/26/2024	7/3/2024	4,070,684	4,073,816
JPMorgan Chase Bank, N.A.	5.65%	6/3/2024	7/31/2024	2,361,801	2,371,809
JPMorgan Chase Bank, N.A.	5.65%	6/18/2024	7/31/2024	2,120,823	2,124,484
JPMorgan Chase Bank, N.A.	5.65%	6/25/2024	7/31/2024	1,400,057	1,401,156

Total Reverse Repurchase Agreements Outstanding				$56,006,685	$56,537,420

1	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

Future Contracts Outstanding at June 30, 2024

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Long Futures
1 Year Mid-Curve 3 Month Eurodollar Option	14	EUREX	1,637,398 EUR	09/06/24	$(7,752)
3 Month Eurodollar	741	LIFFE	178,656,663 EUR	09/16/24	57,845
3 Month Eurodollar	168	LIFFE	40,825,312 EUR	06/16/25	(57,631)
3 Month Eurodollar	18	LIFFE	4,379,325 EUR	12/15/25	(1,606)
3 Month Eurodollar	133	LIFFE	32,380,655 EUR	03/16/26	(16,177)
3 Month Eurodollar	315	LIFFE	76,731,750 EUR	06/15/26	(52,410)
3 Month SOFR	551	CME	130,643,375 USD	12/18/24	12,500
3 Month SOFR	184	CME	44,190,737 USD	03/18/26	(16,937)
3 Month SOFR	199	CME	47,860,178 USD	06/17/26	(33,016)
3 Month SOFR	272	CME	65,467,262 USD	09/16/26	(47,862)
Aluminium	58	LME	3,766,592 USD	07/17/24	(155,338)
Aluminium	74	LME	4,630,962 USD	12/18/24	108,590
Australian 10-Year Bond	713	SFE	81,660,361 AUD	09/16/24	(457,419)
Australian Dollar Currency	280	CME	18,749,350 USD	09/16/24	(36,950)
Brent Crude	100	ICE	200,000 USD	07/26/24	(128,000)
Brent Crude	75	ICE	6,350,350 USD	07/31/24	24,650
Brent Crude	36	NYMEX	3,048,430 USD	07/31/24	11,570
Brent Crude	667	ICE	55,939,265 USD	08/30/24	215,465
Brent Crude	165	ICE	410,850 USD	09/25/24	268,950
Brent Crude	76	ICE	6,288,860 USD	09/30/24	57,140
Brent Crude	25	ICE	120,000 USD	10/28/24	(97,250)
Brent Crude	64	ICE	5,237,027 USD	10/31/24	67,933
Brent Crude	5	ICE	3,350 USD	11/01/24	(3,840)
Brent Crude	24	ICE	1,960,663 USD	11/29/24	15,257
Brent Crude	5	ICE	3,350 USD	12/02/24	(3,200)
Brent Crude	29	ICE	2,369,015 USD	12/30/24	4,055
Brent Crude	5	ICE	3,350 USD	01/02/25	(2,705)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Brent Crude	10	ICE	5,000 USD	02/03/25	$(2,700)
Brent Crude	10	ICE	5,000 USD	03/03/25	(2,300)
Brent Crude	10	ICE	5,000 USD	04/01/25	(1,900)
Brent Crude	22	NYMEX	1,719,900 USD	04/30/25	42,740
Brent Crude	10	ICE	5,500 USD	05/01/25	(2,100)
Brent Crude	10	ICE	5,500 USD	06/02/25	(1,900)
Brent Crude	10	ICE	5,500 USD	07/01/25	(1,700)
Brent Crude	16	NYMEX	1,250,040 USD	10/31/25	(3,480)
Brent Crude	4	ICE	302,450 USD	10/31/25	9,190
British Pound Currency	429	GBX	34,421,624 USD	09/16/24	(506,492)
CAC40 Index	79	MAT	6,006,540 EUR	07/19/24	(93,671)
Canadian 10-Year Bond	53	MOE	6,447,800 CAD	09/18/24	(61,467)
Cattle	757	CME	55,582,170 USD	10/31/24	397,980
CBOE Volatility Index	120	CBOE	1,716,007 USD	07/17/24	(33,271)
CBOE Volatility Index	168	CBOE	2,550,910 USD	08/21/24	(40,956)
CBOE Volatility Index	296	CBOE	4,723,039 USD	09/18/24	(43,960)
CBOE Volatility Index	62	CBOE	1,075,278 USD	11/20/24	(1,128)
CBOE Volatility Index	135	CBOE	2,343,933 USD	12/20/24	(8,352)
Chicago CG Basis	60	ICE	52,538 USD	11/04/24	(105,037)
Chicago CG Basis	62	ICE	54,289 USD	12/03/24	(7,014)
Chicago CG Basis	62	ICE	54,289 USD	01/03/25	85,211
Chicago CG Basis	56	ICE	49,035 USD	02/04/25	77,665
Chicago CG Basis	93	ICE	60,876 USD	03/04/25	(68,626)
Cocoa	29	NYBOT	2,341,148 USD	12/13/24	(429,758)
Coffee ‘C’	22	NYBOT	1,869,300 USD	09/18/24	1,800
Coffee ‘C’	440	NYBOT	37,291,822 USD	12/18/24	(249,322)
Copper	17	LME	4,157,669 USD	07/17/24	(124,648)
Copper	11	CMX	1,246,617 USD	09/26/24	(38,954)
Copper	184	LME	45,682,920 USD	12/18/24	(1,099,996)
Copper	437	CMX	50,055,378 USD	12/27/24	(1,865,203)
Copper	16	LME	4,362,000 USD	06/18/25	(437,524)
Corn	1,998	CBT	44,516,289 USD	12/13/24	(2,483,364)
Cotton No.2	527	NYBOT	19,031,619 USD	12/06/24	122,196
DAX Index	25	EUREX	11,441,475 EUR	09/20/24	64,685
DJIA mini E-CBOT	133	CBT	26,000,198 USD	09/20/24	246,687
Dominion Sp	62	ICE	130,200 USD	07/02/24	6,975
Dominion Sp	180	ICE	489,750 USD	11/04/24	20,625
Dominion Sp	62	ICE	139,500 USD	12/03/24	15,888
Dominion Sp	93	ICE	196,075 USD	01/01/25	17,631
Dominion Sp	84	ICE	177,100 USD	02/01/25	41,125
Dominion Sp	93	ICE	196,075 USD	03/01/25	73,431
Dominion Sp	30	ICE	61,125 USD	04/01/25	9,750
Dominion Sp	31	ICE	63,163 USD	05/01/25	(4,263)
Dominion Sp	30	ICE	61,125 USD	06/01/25	(12,563)
Emerging Markets Index	37	NYSE	2,018,025 USD	09/13/24	(4,855)
E-Mini Russell Index	144	ICE	14,710,957 USD	09/20/24	157,043
E-Mini S&P 500 Index	609	CME	167,843,864 USD	09/20/24	285,811
E-Mini S&P Mid Cap 400 Index	3	CME	890,525 USD	09/20/24	(3,095)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Euro Stoxx 50	106	EUREX	5,239,790 EUR	09/20/24	$(19,523)
Euro-Bund	51	EUREX	6,709,632 EUR	09/06/24	3,200
Euro-Buxl	6	EUREX	811,122 EUR	09/06/24	(31,788)
FTSE 100 Index	234	LIFFE	19,232,293 GBP	09/20/24	(20,495)
FTSE China Index	32	SING	381,828 USD	07/30/24	(964)
FTSE/MIB Index	31	MIL	5,187,090 EUR	09/20/24	(16,450)
Gas Oil	176	ICE	13,736,600 USD	08/12/24	61,800
Gas Oil	570	ICE	43,718,137 USD	09/12/24	969,863
Gas Oil	180	ICE	13,825,011 USD	11/12/24	205,989
Gasoline RBOB	240	NYMEX	24,520,948 USD	07/31/24	694,172
Gasoline RBOB	194	NYMEX	20,058,463 USD	08/30/24	75,245
Gasoline RBOB	3	NYMEX	259,963 USD	12/30/25	25
Gold	18	CMX	4,252,267 USD	08/28/24	(40,987)
Henry Hub	341	ICE	3,813,387 USD	01/01/25	(553,427)
Henry Hub	744	ICE	6,789,501 USD	01/01/26	1,567,479
Henry Hub	672	ICE	6,132,452 USD	02/01/26	999,148
Henry Hub	744	ICE	6,789,501 USD	03/01/26	51,579
Henry Hub	720	ICE	6,570,484 USD	04/01/26	(648,484)
Henry Hub	744	ICE	6,789,501 USD	05/01/26	(645,921)
Henry Hub	720	ICE	6,570,484 USD	06/01/26	(337,084)
Henry Hub	744	ICE	6,789,501 USD	07/01/26	45,999
Henry Hub	744	ICE	6,789,501 USD	08/01/26	81,339
Henry Hub	720	ICE	6,570,484 USD	09/01/26	15,716
Henry Hub	744	ICE	6,789,501 USD	10/01/26	140,859
Henry Hub	720	ICE	6,570,484 USD	11/01/26	643,916
Henry Hub	744	ICE	6,789,501 USD	12/01/26	1,465,179
HKG Hang Seng China Enterprises Index	7	HFE	2,215,150 HKD	07/30/24	(2,868)
HKG Hang Seng Index	21	HFE	18,631,150 HKD	07/31/24	(15,322)
HSC Basis	62	ICE	43,284 USD	07/02/24	(2,441)
HSC Basis	62	ICE	39,719 USD	08/02/24	(9,106)
HSC Basis	60	ICE	49,125 USD	09/04/24	(13,500)
HSC Basis	31	ICE	38,711 USD	10/02/24	(7,014)
ICE 3 Month Sonia	521	ICE	124,080,997 GBP	03/18/25	18,570
ICE 3 Month Sonia	175	ICE	42,119,525 GBP	09/15/26	(54,309)
Japanese 10 Year Bond	18	OSE	2,579,360,000 JPY	09/20/24	(48,978)
Korean 10 Year Bond	95	KFE	10,863,550,000 KRW	09/13/24	18,416
Korean 3 Year Bond	185	KFE	19,447,550,000 KRW	09/13/24	10,498
Lean Hogs	348	CME	12,349,300 USD	08/16/24	109,100
Long Gilt	108	LIFFE	10,482,091 GBP	09/26/24	70,119
Mexican Peso Currency	120	CME	3,197,790 USD	09/16/24	35,010
Michon Basis	30	ICE	21,750 USD	03/31/25	6,938
Michon Basis	30	ICE	21,750 USD	05/30/25	(7,313)
Michon Basis	31	ICE	22,475 USD	06/30/25	(14,919)
Michon Basis	31	ICE	22,475 USD	07/31/25	(17,438)
Michon Basis	30	ICE	21,750 USD	08/29/25	(24,938)
Michon Basis	31	ICE	22,475 USD	09/30/25	(35,069)
NASDAQ 100 E-Mini	64	CME	25,510,528 USD	09/20/24	(3,648)
Natural Gas	45	NYMEX	1,325,250 USD	07/29/24	(154,800)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Natural Gas	221	NYMEX	10,021,274 USD	07/29/24	$(4,273,064)
Natural Gas	72	NYMEX	2,104,024 USD	08/28/24	(233,464)
Natural Gas	221	NYMEX	10,006,274 USD	08/28/24	(4,264,694)
Natural Gas	193	NYMEX	5,632,315 USD	09/26/24	(436,755)
Natural Gas	298	NYMEX	13,177,556 USD	09/26/24	(5,155,396)
Natural Gas	121	NYMEX	3,693,980 USD	10/29/24	34,030
Natural Gas	196	NYMEX	9,512,937 USD	11/01/24	(3,474,177)
Natural Gas	102	NYMEX	3,558,920 USD	11/26/24	70,240
Natural Gas	196	NYMEX	9,512,937 USD	12/01/24	(2,539,257)
Natural Gas	40	NYMEX	1,451,660 USD	01/29/25	13,140
Natural Gas	32	NYMEX	971,555 USD	02/01/25	200,285
Natural Gas	140	NYMEX	4,675,233 USD	02/26/25	(119,633)
Natural Gas	32	NYMEX	971,555 USD	03/01/25	69,725
Natural Gas	150	NYMEX	4,584,430 USD	03/27/25	(52,930)
Natural Gas	28	NYMEX	919,648 USD	04/01/25	(73,768)
Natural Gas	99	NYMEX	3,480,712 USD	04/28/25	(464,182)
Natural Gas	28	NYMEX	919,648 USD	05/01/25	(66,488)
Natural Gas	54	NYMEX	2,255,577 USD	05/28/25	(521,097)
Natural Gas	28	NYMEX	919,648 USD	06/01/25	(20,288)
Natural Gas	52	NYMEX	1,757,960 USD	06/26/25	19,400
Natural Gas	28	NYMEX	919,648 USD	07/01/25	37,392
Natural Gas	86	NYMEX	3,321,891 USD	07/29/25	(350,591)
Natural Gas	28	NYMEX	919,648 USD	08/01/25	47,752
Natural Gas	54	NYMEX	2,167,211 USD	08/27/25	(321,491)
Natural Gas	28	NYMEX	919,648 USD	09/01/25	37,392
Natural Gas	44	NYMEX	1,532,750 USD	09/26/25	1,090
Natural Gas	28	NYMEX	919,648 USD	10/01/25	56,432
Natural Gas	39	NYMEX	1,780,469 USD	10/29/25	(303,929)
Natural Gas	32	NYMEX	971,555 USD	11/01/25	239,965
Natural Gas	45	NYMEX	2,034,740 USD	11/25/25	(132,140)
Natural Gas	32	NYMEX	971,555 USD	12/01/25	381,405
Natural Gas	10	NYMEX	329,660 USD	03/27/26	(660)
Natural Gas	54	NYMEX	2,034,693 USD	01/01/27	511,947
Natural Gas	54	NYMEX	2,034,693 USD	02/01/27	362,907
Natural Gas	54	NYMEX	2,034,693 USD	03/01/27	27,027
Natural Gas	54	NYMEX	2,034,693 USD	04/01/27	(248,373)
Natural Gas	54	NYMEX	2,034,693 USD	05/01/27	(242,433)
Natural Gas	54	NYMEX	2,034,693 USD	06/01/27	(157,113)
Natural Gas	54	NYMEX	2,034,693 USD	07/01/27	(70,713)
Natural Gas	54	NYMEX	2,034,693 USD	08/01/27	(58,293)
Natural Gas	54	NYMEX	2,034,693 USD	09/01/27	(75,033)
Natural Gas	54	NYMEX	2,034,693 USD	10/01/27	(37,773)
Natural Gas	54	NYMEX	2,034,693 USD	11/01/27	115,587
Natural Gas	54	NYMEX	2,034,693 USD	12/01/27	344,547
New Zealand Dollar	394	ICE	24,221,364 USD	09/16/24	(207,064)
Nikkei Index	33	OSE	1,275,120,000 JPY	09/13/24	192,803
NY Harbor ULSD	321	NYMEX	33,903,742 USD	08/30/24	460,528
OMXS30 Index	217	SOM	55,886,125 SEK	07/19/24	5,328

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Platinum	6	NYMEX	304,450 USD	10/29/24	$(220)
S&P ASX Share Price Index 200	101	SFE	19,491,475 AUD	09/19/24	88,608
S&P TSX 60 Index	71	MOE	18,426,630 CAD	09/20/24	133,380
Silver	22	CMX	3,316,728 USD	09/26/24	(65,128)
Soybean	726	CBT	40,466,358 USD	11/14/24	(391,158)
Soybean	29	CBT	984,726 USD	12/13/24	(11,776)
Soybean Oil	1,295	CBT	34,484,753 USD	12/13/24	(459,923)
Sugar	200	NYBOT	4,572,557 USD	02/28/25	39,603
TOPIX	107	OSE	2,950,330,000 JPY	09/13/24	353,689
Trans Z4 Basis	31	ICE	31,775 USD	01/03/25	2,131
U.S. Treasury 10-Year Note	650	CBT	71,716,797 USD	09/19/24	(226,953)
U.S. Treasury 2-Year Note	458	CBT	93,520,141 USD	09/30/24	12,052
U.S. Treasury 5-Year Note	1,534	CBT	162,773,422 USD	09/30/24	717,422
U.S. Treasury Long Bond	64	CBT	7,525,236 USD	09/19/24	46,764
U.S. Treasury Ultra 10-Year Bond	42	CBT	4,791,703 USD	09/19/24	(23,391)
VSTOXX	142	EUREX	236,006 EUR	07/17/24	(6,390)
VSTOXX	1,660	EUREX	116,200 EUR	07/17/24	(44,444)
VSTOXX	1,245	EUREX	24,900 EUR	07/17/24	(3,333)
VSTOXX	2,075	EUREX	246,925 EUR	09/18/24	(108,889)
VSTOXX	2,075	EUREX	301,912 EUR	09/18/24	4,444
VSTOXX	1,660	EUREX	174,300 EUR	09/18/24	53,333
VSTOXX	6,640	EUREX	917,150 EUR	09/18/24	(111,111)
VSTOXX	830	EUREX	68,475 EUR	11/20/24	(26,667)
VSTOXX	830	EUREX	145,250 EUR	12/18/24	(13,333)
Waha Gas Basis	60	ICE	135,750 USD	04/01/25	(96,750)
Waha Gas Basis	62	ICE	140,275 USD	05/01/25	(73,237)
Waha Gas Basis	60	ICE	135,750 USD	06/01/25	(22,500)
Waha Gas Basis	31	ICE	62,775 USD	07/01/25	7,363
Waha Gas Basis	31	ICE	62,775 USD	08/01/25	7,363
Waha Gas Basis	30	ICE	60,750 USD	09/01/25	(9,000)
Waha Gas Basis	31	ICE	62,775 USD	10/01/25	(43,981)
Western Hub Real-Time Peak Daily Mini	70	ICE	965,300 USD	10/02/24	(149,100)
Western Hub Real-Time Peak Daily Mini	20	ICE	287,520 USD	10/02/24	31,840
Western Hub Real-Time Peak Daily Mini	50	ICE	875,895 USD	11/04/24	(24,895)
Western Hub Real-Time Peak Daily Mini	50	ICE	866,695 USD	01/03/25	21,185
Western Hub Real-Time Peak Daily Mini	10	ICE	184,906 USD	02/04/25	61,318
Western Hub Real-Time Peak Daily Mini	10	ICE	156,996 USD	02/04/25	68,208
Western Hub Real-Time Peak Daily Mini	10	ICE	168,096 USD	03/04/25	25,184
Western Hub Real-Time Peak Daily Mini	10	ICE	140,976 USD	03/05/25	29,568
Western Hub Real-Time Peak Daily Mini	10	ICE	163,003 USD	04/02/25	(7,937)
Western Hub Real-Time Peak Daily Mini	10	ICE	176,501 USD	04/02/25	(14,213)
Western Hub Real-Time Peak Daily Mini	10	ICE	147,384 USD	05/02/25	(25,944)
Western Hub Real-Time Peak Daily Mini	10	ICE	184,906 USD	05/02/25	(26,154)
Western Hub Real-Time Peak Daily Mini	10	ICE	163,404 USD	06/03/25	(35,292)
Western Hub Real-Time Peak Daily Mini	10	ICE	176,501 USD	06/03/25	(14,885)
Western Hub Real-Time Peak Daily Mini	10	ICE	153,792 USD	07/02/25	(38,208)
Western Hub Real-Time Peak Daily Mini	10	ICE	176,501 USD	07/02/25	(5,309)
Western Hub Real-Time Peak Daily Mini	10	ICE	156,996 USD	08/04/25	(10,584)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Western Hub Real-Time Peak Daily Mini	10	ICE	184,906 USD	08/04/25	$70,998
Western Hub Real-Time Peak Daily Mini	10	ICE	163,404 USD	09/03/25	(30,192)
Western Hub Real-Time Peak Daily Mini	10	ICE	176,501 USD	09/03/25	40,555
Western Hub Real-Time Peak Daily Mini	10	ICE	153,792 USD	10/02/25	(30,528)
Western Hub Real-Time Peak Daily Mini	10	ICE	176,501 USD	10/02/25	4,099
Western Hub Real-Time Peak Daily Mini	10	ICE	150,588 USD	11/04/25	(21,056)
Western Hub Real-Time Peak Daily Mini	10	ICE	193,310 USD	11/04/25	(11,518)
Western Hub Real-Time Peak Daily Mini	10	ICE	167,008 USD	11/26/25	2,085
Western Hub Real-Time Peak Daily Mini	10	ICE	159,691 USD	12/02/25	(6,475)
Western Hub Real-Time Peak Daily Mini	10	ICE	156,996 USD	01/05/26	25,088
Western Hub Real-Time Peak Daily Mini	10	ICE	184,906 USD	01/05/26	13,446
Wheat	2,020	CBT	62,031,809 USD	09/13/24	(4,108,309)
WTI Crude	484	NYMEX	38,036,746 USD	08/20/24	993,014
WTI Crude	75	NYMEX	5,919,813 USD	09/20/24	62,187
WTI Crude	45	NYMEX	3,485,380 USD	10/22/24	69,620
WTI Crude	190	NYMEX	14,700,131 USD	11/20/24	184,469
WTI Crude	48	NYMEX	3,646,597 USD	12/19/24	84,923
Zinc	46	LME	3,223,737 USD	07/17/24	100,165

					$(25,390,487)

Short Futures
1 Year Mid-Curve 3 Month Eurodollar Option	81	EUREX	9,348,873 EUR	09/06/24	(88,639)
3 Month Eurodollar	1,081	LIFFE	261,166,599 EUR	12/16/24	(176,869)
3 Month Eurodollar	519	LIFFE	125,752,563 EUR	03/17/25	12,677
3 Month Eurodollar	280	LIFFE	68,040,360 EUR	09/15/25	4,134
3 Month SOFR	70	CME	16,617,537 USD	12/18/24	18,787
3 Month SOFR	548	CME	130,381,337 USD	03/19/25	32,687
3 Month SOFR	1,198	CME	285,854,206 USD	06/18/25	26,381
3 Month SOFR	810	CME	193,881,299 USD	09/17/25	119,174
3 Month SOFR	130	CME	31,189,755 USD	12/17/25	28,755
3 Month SOFR	41	CME	9,862,762 USD	03/18/26	19,687
3 Month SOFR	40	CME	9,625,987 USD	06/17/26	12,487
3 Month SOFR	34	CME	8,180,950 USD	09/16/26	3,525
3 Month SOFR	36	CME	8,673,062 USD	12/16/26	10,112
3 Month SOFR	19	CME	4,575,000 USD	03/17/27	1,225
3 Month SOFR	21	CME	5,055,675 USD	06/16/27	(600)
3 Month SOFR	13	CME	3,126,100 USD	09/15/27	(4,463)
3 Month SOFR	23	CME	5,536,912 USD	12/15/27	(2,350)
3 Month SOFR	20	CME	4,813,233 USD	03/14/28	(3,517)
3 Month SOFR	17	CME	4,091,600 USD	06/20/28	(2,213)
3 Month SOFR	17	CME	4,090,387 USD	09/19/28	(2,788)
3 Month SOFR	17	CME	4,090,050 USD	12/20/28	(2,275)
3 Month SOFR	4	CME	962,425 USD	03/21/29	(175)
3 Month SOFR	3	CME	721,800 USD	06/18/29	75
Aluminium	36	LME	2,252,250 USD	07/17/24	10,782
Aluminium	41	LME	2,781,850 USD	12/18/24	155,882
Australian 10-Year Bond	65	SFE	7,392,741 AUD	09/16/24	7,177
Australian Dollar Currency	27	CME	1,796,587 USD	09/16/24	(7,823)
Brent Crude	10	ICE	2,000 USD	07/01/24	(2,120)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Brent Crude	100	ICE	64,000 USD	07/26/24	$46,000
Brent Crude	629	ICE	53,321,690 USD	07/31/24	(143,310)
Brent Crude	10	ICE	3,500 USD	08/01/24	5,020
Brent Crude	165	ICE	143,550 USD	09/25/24	(125,400)
Brent Crude	50	ICE	115,500 USD	10/28/24	102,000
Brent Crude	1	NYMEX	82,720 USD	12/01/24	(170)
Brent Crude	45	ICE	3,469,970 USD	10/31/25	(35,980)
California Carbon Allowance Vintage 2024	1,611	ICE	66,470,600 USD	12/24/24	5,494,250
Canadian Dollar Currency	627	CME	45,670,227 USD	09/17/24	(226,173)
CBOE Volatility Index	614	CBOE	11,220,153 USD	10/16/24	59,168
Cocoa	23	NYBOT	2,075,306 USD	09/13/24	297,176
Coffee ‘C’	406	NYBOT	34,641,399 USD	09/18/24	111,099
Copper	11	LME	2,700,113 USD	07/17/24	90,511
Copper	255	CMX	28,212,437 USD	09/26/24	216,625
Copper	158	LME	37,919,494 USD	12/18/24	(363,669)
Copper	16	LME	4,340,825 USD	06/18/25	416,349
Corn	164	CBT	3,625,862 USD	09/13/24	284,362
Corn	2,132	CBT	48,698,074 USD	03/14/25	2,353,724
Cotton No.2	66	NYBOT	2,402,496 USD	12/06/24	3,726
Cotton No.2	710	NYBOT	26,090,007 USD	03/07/25	(307,793)
Dominion Sp	31	ICE	71,687 USD	01/05/24	(6,781)
Dominion Sp	93	ICE	294,694 USD	10/02/24	8,719
Dominion Sp	31	ICE	86,800 USD	07/01/25	(4,844)
Dominion Sp	31	ICE	86,800 USD	08/01/25	4,650
Dominion Sp	30	ICE	84,000 USD	09/01/25	19,875
Dominion Sp	31	ICE	86,800 USD	10/01/25	27,319
Dominion Sp	30	ICE	69,375 USD	11/01/25	21,562
Dominion Sp	28	ICE	64,750 USD	02/03/26	(11,550)
Dominion Sp	31	ICE	71,687 USD	03/03/26	(23,638)
Euro FX	307	CME	41,373,793 USD	09/16/24	112,993
Euro OAT	48	EUREX	5,969,285 EUR	09/06/24	63,748
Euro Stoxx 50	560	EUREX	27,763,531 EUR	09/20/24	190,555
Euro-BTP	8	EUREX	923,583 EUR	09/06/24	1,353
Euro-Bund	37	EUREX	4,813,280 EUR	09/06/24	(60,680)
Euro-Schatz	442	EUREX	46,637,787 EUR	09/06/24	(87,403)
FTSE Taiwan Index	47	SING	3,632,130 USD	07/30/24	6,080
Gas Oil	478	ICE	36,477,387 USD	08/12/24	(997,813)
Gas Oil	234	ICE	18,021,866 USD	10/10/24	(335,434)
Gasoline RBOB	185	NYMEX	19,388,136 USD	07/31/24	(48,519)
Gasoline RBOB	7	NYMEX	730,733 USD	08/30/24	4,259
Gasoline RBOB	23	NYMEX	2,074,695 USD	11/29/24	(36,691)
Globex Natural Gas	35	NYMEX	1,045,200 USD	07/25/24	134,850
Globex Natural Gas	35	NYMEX	1,045,200 USD	08/27/24	135,900
Globex Natural Gas	128	NYMEX	3,453,920 USD	09/25/24	8,160
Globex Natural Gas	29	NYMEX	848,781 USD	11/24/24	(44,709)
Globex Natural Gas	13	NYMEX	531,600 USD	12/26/24	34,480
Globex Natural Gas	13	NYMEX	528,950 USD	01/28/25	52,890
Globex Natural Gas	13	NYMEX	518,900 USD	02/25/25	95,880

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Globex Natural Gas	13	NYMEX	508,790 USD	03/26/25	$116,060
Globex Natural Gas	13	NYMEX	508,400 USD	04/25/25	112,290
Globex Natural Gas	13	NYMEX	511,700 USD	05/27/25	94,140
Globex Natural Gas	13	NYMEX	515,510 USD	06/25/25	71,170
Globex Natural Gas	13	NYMEX	516,170 USD	07/28/25	67,020
Globex Natural Gas	13	NYMEX	517,370 USD	09/25/25	64,190
Globex Natural Gas	13	NYMEX	515,240 USD	09/25/25	70,900
Globex Natural Gas	13	NYMEX	526,700 USD	10/28/25	34,520
Henry Hub	619	ICE	7,773,958 USD	07/29/24	3,748,911
Henry Hub	158	NYMEX	1,052,742 USD	08/01/24	25,347
Henry Hub	686	ICE	8,100,428 USD	08/28/24	3,644,858
Henry Hub	158	NYMEX	1,052,742 USD	09/01/24	26,532
Henry Hub	867	ICE	9,456,175 USD	09/26/24	3,621,265
Henry Hub	158	NYMEX	1,052,742 USD	10/01/24	(10,598)
Henry Hub	1,200	ICE	12,854,858 USD	10/29/24	3,611,858
Henry Hub	1,220	ICE	13,110,386 USD	12/01/24	2,258,486
Henry Hub	58	NYMEX	583,700 USD	12/25/24	29,220
Henry Hub	31	ICE	272,412 USD	01/01/25	(23,948)
Henry Hub	58	NYMEX	583,700 USD	01/28/25	52,710
Henry Hub	168	ICE	1,793,186 USD	02/01/25	255,146
Henry Hub	58	NYMEX	583,700 USD	02/28/25	111,870
Henry Hub	155	ICE	1,659,996 USD	03/01/25	399,071
Henry Hub	58	NYMEX	583,700 USD	03/28/25	145,655
Henry Hub	120	ICE	1,230,724 USD	04/01/25	324,424
Henry Hub	58	NYMEX	583,700 USD	04/28/25	141,885
Henry Hub	155	ICE	1,656,198 USD	05/01/25	475,486
Henry Hub	58	NYMEX	583,700 USD	05/28/25	117,960
Henry Hub	150	ICE	1,602,772 USD	06/01/25	398,272
Henry Hub	155	ICE	1,656,198 USD	07/01/25	331,723
Henry Hub	58	NYMEX	583,700 USD	07/01/25	88,090
Henry Hub	155	ICE	1,656,198 USD	08/01/25	317,386
Henry Hub	58	NYMEX	583,700 USD	08/01/25	82,725
Henry Hub	150	ICE	1,602,772 USD	09/01/25	321,022
Henry Hub	58	NYMEX	583,700 USD	09/01/25	88,090
Henry Hub	93	ICE	890,087 USD	10/01/25	79,592
Henry Hub	58	NYMEX	583,700 USD	10/01/25	78,230
Henry Hub	180	ICE	1,940,696 USD	11/01/25	236,996
Henry Hub	58	NYMEX	583,700 USD	11/01/25	34,730
Henry Hub	186	ICE	2,037,936 USD	12/01/25	71,916
Henry Hub	58	NYMEX	583,700 USD	12/01/25	(29,360)
Henry Hub	30	NYMEX	279,750 USD	12/26/25	(57,225)
Henry Hub	30	NYMEX	279,750 USD	01/27/26	(38,625)
Henry Hub	30	NYMEX	279,750 USD	02/24/26	3,900
Henry Hub	30	NYMEX	279,750 USD	03/26/26	33,000
Henry Hub	30	NYMEX	279,750 USD	04/27/26	32,025
Henry Hub	30	NYMEX	279,750 USD	05/26/26	20,025
Henry Hub	30	NYMEX	279,750 USD	06/25/26	4,125
Henry Hub	30	NYMEX	279,750 USD	07/28/26	2,700

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Henry Hub	30	NYMEX	279,750 USD	08/26/26	$5,325
Henry Hub	30	NYMEX	279,750 USD	09/25/26	300
Henry Hub	30	NYMEX	279,750 USD	10/27/26	(20,850)
Henry Hub	30	NYMEX	279,750 USD	11/24/26	(53,100)
Henry Hub	1	ICE	9,898 USD	01/01/27	(1,893)
Henry Hub	4	ICE	39,590 USD	02/01/27	(4,810)
Henry Hub	1	ICE	9,898 USD	03/01/27	353
Henry Hub	2	ICE	19,795 USD	04/01/27	3,255
Henry Hub	1	ICE	9,898 USD	05/01/27	1,600
Henry Hub	2	ICE	19,795 USD	06/01/27	2,410
Henry Hub	1	ICE	9,898 USD	07/01/27	805
Henry Hub	1	ICE	9,898 USD	08/01/27	747
Henry Hub	2	ICE	19,795 USD	09/01/27	1,650
Henry Hub	1	ICE	9,898 USD	10/01/27	652
Henry Hub	2	ICE	19,795 USD	11/01/27	(115)
Henry Hub	1	ICE	9,898 USD	12/01/27	(1,118)
Henry Physical Basis	60	ICE	20,625 USD	11/04/24	83,625
Henry Physical Basis	62	ICE	21,312 USD	12/03/24	7,362
Henry Physical Basis	62	ICE	21,312 USD	01/03/25	(70,138)
Henry Physical Basis	56	ICE	19,250 USD	02/04/25	(64,050)
Henry Physical Basis	62	ICE	21,312 USD	03/04/25	58,900
HSC Basis	31	ICE	15,887 USD	12/03/24	12,787
HSC Basis	62	ICE	18,794 USD	01/03/25	4,456
HSC Basis	28	ICE	1,575 USD	02/04/25	(6,125)
ICE 3 Month Sonia	214	ICE	51,105,787 GBP	06/17/25	23,560
ICE 3 Month Sonia	502	ICE	120,105,898 GBP	09/16/25	26,828
ICE 3 Month Sonia	287	ICE	68,800,525 GBP	12/16/25	35,585
ICE 3 Month Sonia	13	ICE	3,119,837 GBP	03/17/26	411
ICE 3 Month Sonia	137	ICE	32,938,456 GBP	06/16/26	34,928
Japan Yen Currency	403	CME	32,588,456 USD	09/16/24	902,581
Japanese 10 Year Bond	10	OSE	1,429,400,000 JPY	09/20/24	4,972
KOSPI 200 Index	19	KFE	1,758,450,000 KRW	09/12/24	(55,730)
Lean Hogs	62	CME	2,192,480 USD	08/16/24	(27,120)
Lean Hogs	426	CME	12,839,393 USD	10/16/24	(64,147)
Live Cattle	625	CME	45,390,891 USD	08/30/24	(965,359)
Mexican Peso Currency	290	CME	7,728,880 USD	09/16/24	(83,720)
NASDAQ 100 E-Mini	49	CME	19,373,816 USD	09/20/24	(154,889)
Natural Gas	367	NYMEX	10,828,167 USD	07/29/24	1,282,497
Natural Gas	45	NYMEX	1,132,290 USD	08/28/24	(36,810)
Natural Gas	74	NYMEX	1,890,990 USD	09/26/24	(101,090)
Natural Gas	117	NYMEX	3,587,340 USD	10/29/24	(17,430)
Natural Gas	170	NYMEX	6,066,763 USD	11/26/24	18,163
Natural Gas	11	NYMEX	384,981 USD	12/01/24	(6,399)
Natural Gas	173	NYMEX	6,874,495 USD	12/27/24	258,975
Natural Gas	28	NYMEX	273,860 USD	12/27/24	6,180
Natural Gas	13	NYMEX	538,400 USD	01/01/25	(11,240)
Natural Gas	88	NYMEX	3,968,800 USD	01/01/25	603,680
Natural Gas	28	NYMEX	273,860 USD	01/29/25	17,520

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Natural Gas	11	NYMEX	426,613 USD	01/29/25	$23,793
Natural Gas	28	NYMEX	273,860 USD	02/26/25	46,080
Natural Gas	28	NYMEX	273,860 USD	03/27/25	62,390
Natural Gas	28	NYMEX	273,860 USD	04/28/25	60,570
Natural Gas	28	NYMEX	273,860 USD	05/28/25	49,020
Natural Gas	83	NYMEX	2,746,700 USD	05/28/25	80,740
Natural Gas	28	NYMEX	273,860 USD	06/26/25	34,600
Natural Gas	28	NYMEX	273,860 USD	07/29/25	32,010
Natural Gas	28	NYMEX	273,860 USD	08/27/25	34,600
Natural Gas	28	NYMEX	273,860 USD	09/26/25	29,840
Natural Gas	28	NYMEX	273,860 USD	10/29/25	8,840
Natural Gas	28	NYMEX	273,860 USD	11/25/25	(22,100)
Natural Gas	3	NYMEX	121,200 USD	12/26/25	(13,590)
Natural Gas	43	NYMEX	1,951,380 USD	12/29/25	19,390
Natural Gas	138	NYMEX	5,035,763 USD	01/01/26	(1,164,577)
Natural Gas	3	NYMEX	121,200 USD	01/27/26	(6,150)
Natural Gas	33	NYMEX	1,472,542 USD	01/28/26	71,692
Natural Gas	138	NYMEX	5,035,763 USD	02/01/26	(822,337)
Natural Gas	3	NYMEX	121,200 USD	02/24/26	10,860
Natural Gas	33	NYMEX	1,472,542 USD	02/25/26	258,802
Natural Gas	138	NYMEX	5,035,763 USD	03/01/26	(39,877)
Natural Gas	3	NYMEX	121,200 USD	03/26/26	22,500
Natural Gas	138	NYMEX	5,035,763 USD	04/01/26	495,563
Natural Gas	3	NYMEX	121,200 USD	04/27/26	22,110
Natural Gas	33	NYMEX	1,472,542 USD	04/28/26	382,552
Natural Gas	138	NYMEX	5,035,763 USD	05/01/26	477,623
Natural Gas	3	NYMEX	121,200 USD	05/26/26	17,310
Natural Gas	33	NYMEX	1,472,942 USD	05/27/26	330,152
Natural Gas	138	NYMEX	5,035,763 USD	06/01/26	256,823
Natural Gas	3	NYMEX	121,200 USD	06/25/26	10,950
Natural Gas	33	NYMEX	1,472,542 USD	06/26/26	259,792
Natural Gas	138	NYMEX	5,035,763 USD	07/01/26	(35,737)
Natural Gas	3	NYMEX	121,200 USD	07/28/26	10,380
Natural Gas	33	NYMEX	1,472,542 USD	07/29/26	253,522
Natural Gas	138	NYMEX	5,035,763 USD	08/01/26	(61,957)
Natural Gas	3	NYMEX	121,200 USD	08/26/26	11,430
Natural Gas	33	NYMEX	1,472,942 USD	08/27/26	265,472
Natural Gas	138	NYMEX	5,035,763 USD	09/01/26	(13,657)
Natural Gas	3	NYMEX	121,200 USD	09/25/26	9,420
Natural Gas	84	NYMEX	3,380,672 USD	09/28/26	250,832
Natural Gas	138	NYMEX	5,035,763 USD	10/01/26	(106,117)
Natural Gas	3	NYMEX	121,200 USD	10/27/26	960
Natural Gas	33	NYMEX	1,472,542 USD	10/28/26	149,902
Natural Gas	138	NYMEX	5,035,763 USD	11/01/26	(495,277)
Natural Gas	3	NYMEX	121,200 USD	11/24/26	(11,940)
Natural Gas	33	NYMEX	1,472,542 USD	11/25/26	8,002
Natural Gas	138	NYMEX	5,035,763 USD	12/01/26	(1,088,677)
Natural Gas	53	NYMEX	2,370,900 USD	12/29/26	(128,580)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
Natural Gas	53	NYMEX	2,370,900 USD	01/27/27	$17,700
Natural Gas	53	NYMEX	2,370,900 USD	02/24/27	347,360
Natural Gas	53	NYMEX	2,370,900 USD	03/29/27	617,660
Natural Gas	53	NYMEX	2,370,900 USD	04/28/27	611,830
Natural Gas	53	NYMEX	2,370,900 USD	05/26/27	528,090
Natural Gas	53	NYMEX	2,370,900 USD	06/28/27	443,290
Natural Gas	53	NYMEX	2,370,900 USD	07/28/27	431,100
Natural Gas	53	NYMEX	2,370,900 USD	08/27/27	447,530
Natural Gas	53	NYMEX	2,370,900 USD	09/28/27	410,960
Natural Gas	53	NYMEX	2,370,900 USD	10/27/27	260,440
Natural Gas	53	NYMEX	2,370,900 USD	11/26/27	35,720
NY Harbor ULSD	352	NYMEX	36,693,475 USD	07/31/24	(755,875)
NY Harbor ULSD	35	NYMEX	3,670,317 USD	08/30/24	(76,566)
NY Harbor ULSD	5	NYMEX	538,562 USD	11/29/24	2,726
NY Harbor ULSD	5	CME	121,100 USD	01/31/25	(6,715)
NY Harbor ULSD	5	CME	121,100 USD	02/28/25	(5,965)
NY Harbor ULSD	5	CME	121,100 USD	03/31/25	(3,515)
NY Harbor ULSD	5	CME	121,100 USD	04/30/25	(2,380)
NY Harbor ULSD	5	CME	121,100 USD	05/31/25	(1,770)
NY Harbor ULSD	5	CME	121,100 USD	06/30/25	(3,130)
NY Harbor ULSD	5	CME	121,100 USD	07/31/25	(4,810)
NY Harbor ULSD	5	CME	121,100 USD	07/31/25	(6,675)
NY Harbor ULSD	5	CME	121,100 USD	09/30/25	(8,365)
NY Harbor ULSD	5	CME	121,100 USD	10/31/25	(9,090)
NY Harbor ULSD	21	NYMEX	2,119,950 USD	11/28/25	(54,974)
NY Harbor ULSD	5	CME	121,100 USD	11/30/25	(8,970)
NY Harbor ULSD	5	CME	121,100 USD	12/31/25	(9,270)
Palladium	10	NYMEX	896,150 USD	09/26/24	(81,750)
Silver	45	COMEX	6,700,312 USD	09/26/24	49,312
Soybean	28	CBT	970,680 USD	08/14/24	1,880
Soybean	71	CBT	4,098,937 USD	08/14/24	75,012
Soybean	863	CBT	48,724,752 USD	01/14/25	483,052
Soybean	36	CBT	1,238,310 USD	01/14/25	26,550
Soybean Oil	105	CBT	2,786,683 USD	08/14/24	10,273
Soybean Oil	1,421	CBT	37,870,717 USD	01/14/25	518,311
Sugar	216	NYBOT	4,815,049 USD	09/30/24	(95,927)
Swiss Franc Currency	85	CME	11,994,716 USD	09/16/24	59,654
TETCO M3 Basis	31	ICE	25,187 USD	03/04/25	(4,844)
U.S. Treasury 10-Year Note	4,597	CBT	502,577,262 USD	09/19/24	(3,020,910)
U.S. Treasury 2-Year Note	795	CBT	162,051,563 USD	09/30/24	(302,351)
U.S. Treasury 5-Year Note	554	CBT	58,792,151 USD	09/30/24	(252,131)
U.S. Treasury Long Bond	126	CBT	14,727,336 USD	09/19/24	(180,039)
U.S. Treasury Ultra Long Bond	375	CBT	46,699,032 USD	09/19/24	(304,874)
VSTOXX	1,660	EUREX	62,250 EUR	07/17/24	26,667
VSTOXX	343	EUREX	573,511 EUR	09/18/24	(4,759)
VSTOXX	2,075	EUREX	171,187 EUR	09/18/24	(50,000)
VSTOXX	415	EUREX	23,862 EUR	09/18/24	14,444
VSTOXX	1,660	EUREX	83,000 EUR	09/18/24	22,222

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Description	Contracts	Exchange	Notional Amount	Expiration Date	Value/ Unrealized Appreciation (Depreciation)
VSTOXX	8,300	EUREX	431,600 EUR	09/18/24	$(71,111)
VSTOXX	6,640	EUREX	408,775 EUR	09/18/24	28,889
VSTOXX	830	EUREX	66,400 EUR	12/18/24	6,667
VSTOXX	830	EUREX	66,400 EUR	12/18/24	(2,222)
Western Hub Real-Time Peak Daily Mini	26	ICE	390,240 USD	12/03/24	(6,624)
Wheat	2,132	CBT	68,115,102 USD	12/13/24	4,474,902
WTI Crude	481	NYMEX	38,010,795 USD	07/22/24	(1,209,945)
WTI Crude	5	NYMEX	403,000 USD	08/20/24	(200)
WTI Crude	144	NYMEX	10,371,530 USD	11/20/25	(136,150)
Zinc	32	LME	2,236,804 USD	07/17/24	(75,476)

					$34,294,987

Total Futures Contracts Outstanding					$8,904,500

Forward Foreign Currency Exchange Contracts Outstanding at June 30, 2024

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HKD	5,131,000	USD	657,273	State Street Bank and Trust Company	07/31/24	$327
IDR	14,231,600,000	USD	874,687	State Street Bank and Trust Company	07/31/24	(4,962)
PEN	3,870,000	USD	1,038,843	State Street Bank and Trust Company	07/31/24	(31,959)
SGD	800,000	USD	589,749	State Street Bank and Trust Company	07/31/24	1,038
SGD	3,600,000	USD	2,669,257	State Street Bank and Trust Company	07/31/24	(10,717)
THB	49,500,000	USD	1,346,050	State Street Bank and Trust Company	07/31/24	5,949
TWD	43,400,000	USD	1,344,033	State Street Bank and Trust Company	07/31/24	(8,120)
USD	551,230	IDR	8,900,000,000	State Street Bank and Trust Company	07/31/24	7,331
USD	439,110	IDR	7,250,000,000	State Street Bank and Trust Company	07/31/24	(3,954)
USD	981,142	PEN	3,700,000	State Street Bank and Trust Company	07/31/24	18,489
USD	210,417	PHP	12,200,000	State Street Bank and Trust Company	07/31/24	1,675
USD	3,215,973	SGD	4,362,500	State Street Bank and Trust Company	07/31/24	(5,660)
USD	3,472,415	THB	128,000,000	State Street Bank and Trust Company	07/31/24	(23,662)
USD	556,748	TWD	17,900,000	State Street Bank and Trust Company	07/31/24	5,761
USD	5,887,419	TWD	191,400,000	State Street Bank and Trust Company	07/31/24	(4,138)
USD	3,848,269	XAU	1,660	JPMorgan Chase Bank, N.A.	07/01/24	(14,137)
USD	1,938,897	XAU	830	JPMorgan Chase Bank, N.A.	07/02/24	7,694
XAU	1,660	USD	3,825,238	JPMorgan Chase Bank, N.A.	07/01/24	37,167
XAU	830	USD	1,929,113	JPMorgan Chase Bank, N.A.	07/02/24	2,089
XAU	5,727	USD	13,388,409	JPMorgan Chase Bank, N.A.	07/29/24	(63,112)
BRL	18,700,000	USD	3,580,346	State Street Bank and Trust Company	07/02/24	(235,148)
BRL	18,700,000	USD	3,382,167	State Street Bank and Trust Company	08/02/24	(49,190)
CLP	250,000,000	USD	265,671	State Street Bank and Trust Company	07/02/24	(10)
CLP	1,024,300,000	USD	1,072,071	State Street Bank and Trust Company	07/31/24	16,173
CNH	737,222,334	USD	101,675,000	JPMorgan Chase Bank, N.A.	07/03/24	(691,172)
CNH	4,300,000	USD	592,315	State Street Bank and Trust Company	07/31/24	(2,038)
EUR	4,150,000	USD	4,434,927	JPMorgan Chase Bank, N.A.	07/03/24	9,720
EUR	4,150,000	USD	4,452,834	JPMorgan Chase Bank, N.A.	07/03/24	(8,188)
EUR	129,000	USD	138,377	Morgan Stanley Capital Services LLC	07/18/24	(122)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	4,966,000	USD	6,315,709	State Street Bank and Trust Company	07/25/24	$(37,340)
HUF	892,100,000	USD	2,411,602	State Street Bank and Trust Company	07/31/24	4,616
ILS	1,200,000	USD	320,866	State Street Bank and Trust Company	07/31/24	(2,793)
INR	1,421,500,000	USD	17,010,457	State Street Bank and Trust Company	07/31/24	23,781
KRW	1,230,000,000	USD	899,616	State Street Bank and Trust Company	07/31/24	(7,021)
MXN	4,400,000	USD	255,327	State Street Bank and Trust Company	07/31/24	(15,887)
NOK	39,700,000	USD	3,628,165	State Street Bank and Trust Company	07/31/24	92,893
PLN	1,300,000	USD	320,560	State Street Bank and Trust Company	07/31/24	2,272
SEK	4,700,000	USD	432,886	State Street Bank and Trust Company	07/31/24	11,191
SEK	3,600,000	USD	340,968	State Street Bank and Trust Company	07/31/24	(824)
TRY	55,400,000	USD	1,489,848	State Street Bank and Trust Company	10/31/24	1,785
USD	17,425,493	AUD	26,736,000	State Street Bank and Trust Company	07/25/24	(421,152)
USD	3,393,829	BRL	18,700,000	State Street Bank and Trust Company	07/02/24	48,630
USD	3,919,490	CHF	3,535,000	State Street Bank and Trust Company	07/31/24	(28,791)
USD	269,535	CLP	250,000,000	State Street Bank and Trust Company	07/02/24	3,875
USD	579,014	CLP	530,000,000	State Street Bank and Trust Company	07/31/24	15,928
USD	443,496	CLP	420,000,000	State Street Bank and Trust Company	07/31/24	(2,723)
USD	190,807,040	CNH	1,383,058,064	JPMorgan Chase Bank, N.A.	07/03/24	1,357,412
USD	24,900,000	CNH	181,311,840	JPMorgan Chase Bank, N.A.	07/23/24	24,832
USD	26,145,000	CNH	190,126,440	JPMorgan Chase Bank, N.A.	07/25/24	56,784
USD	12,035,000	CNH	87,653,312	JPMorgan Chase Bank, N.A.	07/30/24	3,348
USD	21,746,330	CNH	157,218,000	State Street Bank and Trust Company	07/31/24	164,404
USD	46,750	COP	186,900,000	State Street Bank and Trust Company	07/31/24	1,939
USD	46,706	CZK	1,100,000	State Street Bank and Trust Company	07/31/24	(346)
USD	5,338,980	EUR	4,967,000	Morgan Stanley Capital Services LLC	07/18/24	15,594
USD	80,311	EUR	75,000	Morgan Stanley Capital Services LLC	07/18/24	(70)
USD	7,012,935	EUR	6,527,000	State Street Bank and Trust Company	07/25/24	15,298
USD	213,765	EUR	196,000	Citibank N.A.	08/22/24	3,351
USD	683,501	EUR	628,000	Citibank N.A.	09/03/24	8,928
USD	24,947,678	GBP	20,028,000	State Street Bank and Trust Company	07/25/24	(373,142)
USD	655,785	GBP	524,000	Citibank N.A.	08/02/24	(6,725)
USD	1,259,277	GBP	1,007,000	Citibank N.A.	08/13/24	(14,025)
USD	89,239	GBP	70,000	Citibank N.A.	08/28/24	716
USD	812,328	GBP	640,000	Citibank N.A.	09/06/24	2,915
USD	796,088	HUF	297,100,000	State Street Bank and Trust Company	07/31/24	(8,596)
USD	2,614,275	ILS	9,785,000	State Street Bank and Trust Company	07/31/24	20,653
USD	1,295,779	INR	108,400,000	State Street Bank and Trust Company	07/31/24	(3,209)
USD	4,892,022	KRW	6,692,000,000	State Street Bank and Trust Company	07/31/24	35,724
USD	947,484	NOK	10,000,000	State Street Bank and Trust Company	07/31/24	10,190
USD	730,524	NOK	8,013,334	State Street Bank and Trust Company	07/31/24	(20,561)
USD	278,724	PLN	1,100,000	State Street Bank and Trust Company	07/31/24	5,559
USD	219,388	PLN	900,000	State Street Bank and Trust Company	07/31/24	(4,112)
USD	287,940	SEK	3,000,000	State Street Bank and Trust Company	07/31/24	4,486
USD	757,111	SEK	8,209,273	State Street Bank and Trust Company	07/31/24	(18,538)
USD	316,914	ZAR	5,700,000	State Street Bank and Trust Company	07/31/24	4,296
USD	770,630	ZAR	14,400,000	State Street Bank and Trust Company	07/31/24	(19,143)
ZAR	13,000,000	USD	671,096	State Street Bank and Trust Company	07/31/24	41,893

Total Forward Foreign Currency Exchange Contacts Outstanding						$(44,581)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Centrally Cleared Credit Default Swaps on Single-Name Issuer (Buy Protection) — Outstanding at June 30, 2024

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Mexico Government International Bonds	1.00	3M	6/20/29	Goldman Sachs International	6,500,000 USD	$28,891	$(34,501)	$63,392
Mexico Government International Bonds	1.00	3M	6/20/29	Citibank N.A.	10,700,000 USD	47,558	(67,006)	114,564
Mexico Government International Bonds	1.00	3M	6/20/29	Bank of America N.A.	1,600,000 USD	7,112	(570)	7,682

Total Centrally Cleared Credit Default Swaps on Single-Name Issuer (Buy Protection)						$83,561	$(102,077)	$185,638

Centrally Cleared Credit Default Swaps on Index (Buy Protection) — Outstanding at June 30, 2024

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.41	1.00%	3M	12/20/2028	Citibank N.A.	2,857,000 USD	$(45,952)	$(35,455)	$(10,497)
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	71,200,000 USD	2,259,411	2,150,240	109,171
iTraxx Europe Xover Series 41	5.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	14,000,000 EUR	(1,129,271)	33,705	(1,162,976)
CDX.NA.HY.42	5.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	31,800,000 USD	(2,040,447)	70,667	(2,111,114)
iTraxx Europe Xover Series 41	5.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	700,000 EUR	(56,464)	3,008	(59,472)
CDX.NA.HY.42	5.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	41,400,000 USD	(2,656,431)	172,500	(2,828,931)
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	12,300,000 USD	390,320	10,250	380,070
CDX.NA.HY.42	5.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	4,000,000 USD	(256,660)	16,667	(273,327)
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	48,800,000 USD	1,548,585	40,667	1,507,918
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	5,300,000 USD	168,186	192,919	(24,733)
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	9,100,000 USD	288,773	331,240	(42,467)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx Europe Xover Series 41	5.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	4,200,000 EUR	$(338,781)	$(303,777)	$(35,004)
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	100,000 USD	3,173	105	3,068
CDX.NA.HY.42	5.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	12,700,000 USD	(814,895)	(770,890)	(44,005)
CDX.NA.HY.42	5.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	9,600,000 USD	(615,984)	(582,720)	(33,264)
iTraxx Europe Xover Series 41	5.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	7,000,000 EUR	(564,636)	(595,493)	30,857
iTraxx Europe Xover Series 41	5.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	7,100,000 EUR	(572,702)	(585,475)	12,773
CDX.NA.HY.42	5.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	20,000,000 USD	(1,283,300)	(1,225,320)	(57,980)
iTraxx Europe Xover Series 41	5.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	3,500,000 EUR	(282,318)	(340,243)	57,925
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	3,800,000 USD	120,587	97,850	22,737
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	2,100,000 USD	66,640	54,075	12,565
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	5,600,000 USD	177,706	146,719	30,987
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	3,300,000 USD	104,720	87,219	17,501
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	3,400,000 USD	107,893	91,970	15,923
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	5,900,000 USD	187,226	159,595	27,631
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	4,900,000 USD	155,493	133,770	21,723
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	2,300,000 USD	72,987	64,113	8,874
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	5,500,000 USD	174,533	150,150	24,383
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	6,100,000 USD	193,573	166,530	27,043
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	3,900,000 USD	123,760	108,713	15,047
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	4,600,000 USD	145,973	128,800	17,173
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	3,400,000 USD	107,893	95,540	12,353
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	7,800,000 USD	247,520	218,400	29,120
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	5,900,000 USD	187,226	165,790	21,436
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	4,500,000 USD	142,800	126,900	15,900
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	2,600,000 USD	82,507	73,320	9,187
CDX.NA.HY.42	5.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	5,700,000 USD	(365,740)	(391,732)	25,992
CDX.NA.HY.42	5.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	9,800,000 USD	(628,817)	(673,505)	44,688
CDX.NA.HY.42	5.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	5,500,000 USD	(352,908)	(378,538)	25,630
CDX.NA.HY.42	5.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	9,500,000 USD	(609,567)	(653,837)	44,270
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	13,000,000 USD	412,533	397,800	14,733
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	7,000,000 USD	222,133	214,200	7,933
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	3,100,000 USD	98,373	94,240	4,133
CDX.EM.41	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	2,500,000 USD	79,333	76,000	3,333

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.37	5.00%	3M	12/20/2026	Morgan Stanley & Co. LLC	27,560,000 USD	(2,558,362)	$(2,538,429)	$(19,933)

Total Centrally Cleared Credit Default Swaps on Index (Buy Protection)						$(7,303,378)	$(3,201,752)	$(4,101,626)

Centrally Cleared Credit Default Swaps on Index (Sell Protection) — Outstanding at June 30, 2024

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Rating(1)	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.41	1.00%	3M	12/20/2028	Morgan Stanley & Co. LLC	NR	2,857,000 USD	$61,248	$(1,778,269)	$1,839,517
CMBX.NA.A.8	2.00%	M	10/17/2057	Goldman Sachs International	A	432,000 USD	(4,915)	(3,376)	(1,539)
CDX.NA.HY.41	5.00%	3M	12/20/2028	JP Morgan Securities LLC	NR	2,000,000 USD	75,624	(342,222)	417,846
CMBX.NA.BBB-.10	3.00%	M	11/17/2059	Goldman Sachs International	BBB	5,052,000 USD	(959,712)	(207,050)	(752,662)
Itraxx Europe Main Series 41	1.00%	3M	6/20/2029	Bank of America N.A.	NR	3,000,000 EUR	57,968	70,849	(12,881)
iTraxx Europe Xover Series 40	5.00%	3M	6/20/2029	Bank of America N.A.	NR	19,800,000 EUR	1,597,112	1,869,087	(271,975)
CDX.NA.IG.42	1.00%	3M	6/20/2029	Morgan Stanley & Co. LLC	NR	230,017,300 USD	4,795,642	5,190,996	(395,354)
CDX.NA.HY.42	5.00%	3M	6/20/2029	Bank of America N.A.	NR	5,400,000 USD	346,491	393,672	(47,181)
CDX.NA.HY.39	5.00%	3M	12/20/2027	Morgan Stanley & Co. LLC	NR	27,560,000 USD	3,510,990	3,562,696	(51,706)

Total Centrally Cleared Credit Default Swaps on Index (Sell Protection)							$9,480,448	$8,756,383	$724,065

(1)	Using the higher of the S&P’s or Moody’s ratings. NR represents a security that is not rated.
(2)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps on Single-Name Issuer (Buy Protection) — Outstanding at June 30, 2024

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Panama	1.00%	3M	06/20/2029	Goldman Sachs International	9,400,000 USD	$321,047	$314,027	$7,020
Republic of Peru	1.00%	3M	06/20/2029	Citibank N.A.	2,400,000 USD	(25,283)	(41,341)	16,058
Republic of Chile	1.00%	3M	06/20/2029	JPMorgan Chase Bank, N.A.	10,300,000 USD	(201,863)	(231,027)	29,164
Republic of Peru	1.00%	3M	06/20/2029	Morgan Stanley Capital Services LLC	8,000,000 USD	(84,277)	(137,237)	52,960

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Colombia Government International Bonds	1.00%	3M	06/20/2029	JPMorgan Chase Bank, N.A.	4,600,000 USD	$187,672	$156,539	$31,133
Colombia Government International Bonds	1.00%	3M	06/20/2029	JP Morgan Chase & Co.	2,700,000 USD	110,155	91,882	18,273
Colombia Government International Bonds	1.00%	3M	06/20/2029	Citibank N.A.	2,600,000 USD	106,076	90,126	15,950
Colombia Government International Bonds	1.00%	3M	06/20/2029	Citibank N.A.	1,500,000 USD	61,197	51,996	9,201
Colombia Government International Bonds	1.00%	3M	06/20/2029	Citibank N.A.	1,900,000 USD	77,517	66,663	10,854
Colombia Government International Bonds	1.00%	3M	06/20/2029	Citibank N.A.	1,100,000 USD	44,878	38,594	6,284
Saudi Government International Bonds	1.00%	3M	06/20/2029	Goldman Sachs International	23,300,000 USD	(472,436)	(770,978)	298,542
Saudi Government International Bonds	1.00%	3M	06/20/2029	Goldman Sachs International	13,700,000 USD	(277,784)	(452,117)	174,333
Republic of South Africa	1.00%	3M	06/20/2029	Bank of America N.A.	1,400,000 USD	65,264	178,672	(113,408)
Colombia Government International Bonds	1.00%	3M	06/20/2029	Citibank N.A.	3,900,000 USD	159,113	162,874	(3,761)
Colombia Government International Bonds	1.00%	3M	06/20/2029	JP Morgan Chase & Co.	1,900,000 USD	77,517	78,166	(649)
Colombia Government International Bonds	1.00%	3M	06/20/2029	JPMorgan Chase Bank, N.A.	3,300,000 USD	134,634	135,761	(1,127)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Colombia Government International Bonds	1.00%	3M	06/20/2029	Citibank N.A.	2,300,000 USD	$93,836	$96,054	$(2,218)
Saudi Government International Bonds	1.00%	3M	06/20/2029	Goldman Sachs International	4,700,000 USD	(95,298)	(93,253)	(2,045)
Saudi Government International Bonds	1.00%	3M	06/20/2029	Goldman Sachs International	2,600,000 USD	(52,718)	(51,587)	(1,131)
Saudi Government International Bonds	1.00%	3M	06/20/2029	Citibank N.A.	3,300,000 USD	(66,911)	(66,940)	29
Saudi Government International Bonds	1.00%	3M	06/20/2029	Citibank N.A.	1,900,000 USD	(38,525)	(38,541)	16
Indonesia Government International Bonds	1.00%	3M	06/20/2029	Goldman Sachs International	2,300,000 USD	(22,345)	(21,694)	(651)
Indonesia Government International Bonds	1.00%	3M	06/20/2029	Goldman Sachs International	3,900,000 USD	(37,889)	(36,785)	(1,104)

Total OTC Credit Default Swaps on Single-Name Issuer (Buy Protection)						$63,577	$(480,146)	$543,723

OTC Credit Default Swaps on Singe Name Issuer (Sell Protection) — Outstanding at June 30, 2024

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of South Africa	1.00%	3M	06/20/2029	Barclays Bank PLC	1,400,000 USD	$(65,263)	$(509,147)	$443,884

Variance/Volatility Swaps (Buy Contracts) — Outstanding at June 30, 2024

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CorrSwap 2024-10-03 0.88 Put OTC	0.88	T	10/03/24	Citibank N.A.	13,050,000 EUR	$21	$0	$21

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Variance Swap - EUR/USD (6.75% - 2024-08-13)	6.75	T	8/13/24	Morgan Stanley Capital Services LLC	30,000	EUR	(440,543)	$0	$(440,543)
Variance Swap - SX5E (9.45% - 2024-07-19)	9.45	T	7/19/24	JPMorgan Chase Bank, N.A.	2,196	EUR	(15,905)	0	(15,905)
Variance Swap - SX5E (13.75% - 2024-07-19)	13.75	T	7/19/24	Bank of America N.A.	1,509	EUR	154,473	0	154,473
Variance Swap - SX5E (12.55% - 2024-07-19)	12.55	T	7/19/24	Bank of America N.A.	1,653	EUR	198,237	0	198,237

Total Variance/Volatility Swaps (Buy Contracts)							$(103,717)	$0	$(103,717)

Variance/Volatility Swaps (Sell Contracts) — Outstanding at June 30, 2024

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Volatility Swap - VarBasket 2024-12-20 - 25.758/Ratio1	26.47	T	12/20/2024	Goldman Sachs International	(1,012,500)	USD	$684,825	$0	$684,825
Volatility Swap -VarBasket 2024-12-20 - 26.648/Ratio1	26.65	T	12/20/2024	Morgan Stanley & Co. International PLC	(700,000)	USD	314,433	0	314,433
Volatility Swap - VarBasket 2024-12-20 - 27.235/Ratio1	27.24	T	12/20/2024	Goldman Sachs International	(500,000)	USD	318,991	0	318,991
Volatility Swap - VarBasket 2024-12-20 - 29.25/Ratio1	27.24	T	12/20/2024	Citibank N.A.	(870,000)	USD	304,466	0	304,466
S&P 500 Index	22.60	T	12/20/2024	JPMorgan Chase Bank, N.A.	(3,850)	USD	1,193,185	0	1,193,185
S&P 500 Index	19.70	T	9/20/2024	Bank of America N.A.	(3,272)	USD	791,505	0	791,505
S&P 500 Index	19.60	T	9/20/2024	Goldman Sachs International	(3,329)	USD	788,796	0	788,796

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Variance Swap - SX5E (19% - 2024-12-20) CITI	19.00	T	12/20/2024	Citibank N.A.	(5,395)	EUR	$595,935	$0	$595,935
Variance Swap - SX5E (18.85% - 2024-12-20)	18.85	T	12/20/2024	JPMorgan Chase Bank, N.A.	(5,464)	EUR	582,944	0	582,944
Variance Swap - SX5E (18.8% - 2024-12-20)	18.80	T	12/20/2024	JPMorgan Chase Bank, N.A.	(2,739)	EUR	279,787	0	279,787
Variance Swap - SX5E (19% - 2024-12-20)	19.00	T	12/20/2024	Goldman Sachs International	(2,711)	EUR	289,459	0	289,459
Volatility Swap - EUR/USD (6.45% - 2024-08-13)	6.45	T	8/13/2024	Morgan Stanley Capital Services LLC	(405,000)	EUR	365,778	0	365,778
Variance Swap - SX5E (18.65% - 2024-12-20)	18.65	T	12/20/2024	JPMorgan Chase Bank, N.A.	(7,180)	EUR	566,702	0	566,702
S&P 500 Index	19.35	T	12/20/2024	JPMorgan Chase Bank, N.A.	(3,194)	USD	490,422	0	490,422
Variance Swap - SX5E (19.05% - 2024-12-20)	19.05	T	12/20/2024	Goldman Sachs International	(2,178)	EUR	157,280	0	157,280
Variance Swap - SX5E (19.25% - 2024-12-20)	19.25	T	12/20/2024	Goldman Sachs International	(2,156)	EUR	169,467	0	169,467

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Reference Obligation	Financing Fee	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Variance Swap - SX5E (19.71% - 2024-12-20)	19.71	T	12/20/2024	JPMorgan Chase Bank, N.A.	(2,632)	EUR	$256,931	$0	$256,931
Variance Swap - SX5E (19.9% - 2024-12-20)	19.90	T	12/20/2024	JPMorgan Chase Bank, N.A.	(3,128)	EUR	313,304	0	313,304
Variance Swap - SX5E (18.55% - 2025-03-21)	18.55	T	3/21/2025	Bank of America N.A.	(2,797)	EUR	(45,469)	0	(45,469)
S&P 500 Index	18.80	T	3/21/2025	Bank of America N.A.	(2,207)	USD	559	0	559
Variance Swap - SX5E (17.65% - 2025-03-21)	17.65	T	3/21/2025	JPMorgan Chase Bank, N.A.	(4,703)	EUR	(272,711)	0	(272,711)
Variance Swap - SX5E (17.95% - 2025-03-21)	17.95	T	3/21/2025	Citibank N.A.	(2,228)	EUR	(88,297)	0	(88,297)
Variance Swap - SX5E (18.05% - 2025-03-21)	18.05	T	3/21/2025	JPMorgan Chase Bank, N.A.	(2,299)	EUR	(97,982)	0	(97,982)
S&P 500 Index	19.05	T	3/21/2025	Bank of America N.A.	(2,178)	USD	20,399	0	20,399
Variance Swap - SX5E (19.4% - 2025-03-21)	19.40	T	3/21/2025	JPMorgan Chase Bank, N.A.	(2,139)	EUR	15,225	0	15,225
S&P 500 Index	17.75	T	12/20/2024	Bank of America N.A.	(2,338)	USD	68,428	0	68,428
Variance Swap - SX5E (19.1% - 2025-03-21)	19.10	T	3/21/2025	Citibank N.A.	(2,173)	EUR	(21,821)	0	(21,821)

Total Variance/Volatility Swaps (Sell Contracts)							$8,042,541	$0	$8,042,541

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

OTC Total Return Swaps Outstanding at June 30, 2024

Reference Instrument	Termination Date[2]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Buys
Admiral Acquisition Ltd.	07/22/24	M	5.68%	Morgan Stanley Capital Services LLC	47,592 USD	$0
Albertsons Cos., Inc.	07/22/24	M	0.00%	Goldman Sachs International	4,748,933 USD	46,130
Albertsons Cos., Inc.	07/22/24	M	0.00%	Goldman Sachs International	7,232,056 USD	70,250
Altium Ltd.	07/22/24	M	1.00%	JPMorgan Chase Bank, N.A.	12,623,634 AUD	22,402
Alumina Ltd.	07/22/24	M	4.68%	JPMorgan Chase Bank, N.A.	1,138,933 AUD	13,657
Amedisys, Inc.	07/22/24	M	0.00%	Goldman Sachs International	4,549,131 USD	1,487
Amedisys, Inc.	07/22/24	M	0.00%	Goldman Sachs International	6,886,054 USD	2,251
ANSYS, Inc.	07/22/24	M	5.82%	JPMorgan Chase Bank, N.A.	11,954,660 USD	(141,464)
Auction Technology Group PLC	07/22/24	M	1.00%	JPMorgan Chase Bank, N.A.	83,166 GBP	(3,881)
Axonics, Inc.	07/22/24	M	5.82%	JPMorgan Chase Bank, N.A.	13,572,043 USD	(68,292)
Canadian Western Bank	07/22/24	M	5.33%	JPMorgan Chase Bank, N.A.	2,780,937 CAD	61,551
Capri Holdings Ltd.	07/22/24	M	5.82%	JPMorgan Chase Bank, N.A.	2,113,752 USD	120,207
Catalent, Inc.	07/22/24	M	5.82%	JPMorgan Chase Bank, N.A.	9,322,726 USD	(44,551)
CB Equity Index Swap - CIEQSSU2	07/22/24	M	1.00%	Citibank N.A.	8,646,656 USD	(52,026)
Cerevel Therapeutics Holdings, Inc.	07/22/24	M	5.82%	JPMorgan Chase Bank, N.A.	7,410,326 USD	(135,218)
ChampionX Corp.	07/22/24	M	5.82%	JPMorgan Chase Bank, N.A.	12,329,644 USD	462,217
Cheniere Energy, Inc.	07/22/24	M	5.63%	Morgan Stanley Capital Services LLC	2,855,920 USD	171,611
Chinook Therapeutics, Inc.[1]	07/22/24	M	0.50%	JPMorgan Chase Bank, N.A.	0 USD	82,584
CSR Ltd.	07/22/24	M	1.00%	JPMorgan Chase Bank, N.A.	6,530,333 AUD	0
Diamond Offshore Drilling, Inc.	07/22/24	M	5.82%	JPMorgan Chase Bank, N.A.	11,291,109 USD	78,861
Discover Financial Services	07/22/24	M	5.82%	JPMorgan Chase Bank, N.A.	12,244,225 USD	370,307
DS Smith PLC	07/22/24	M	5.75%	JPMorgan Chase Bank, N.A.	2,641,432 GBP	435,369
Egypt Treasury Bills	07/22/24	M	0.00%	Goldman Sachs International	12,355,611 USD	(31,083)
Egypt Treasury Bills	07/22/24	M	0.00%	Goldman Sachs International	7,257,738 USD	(18,258)
Encore Wire Corp.	07/22/24	M	5.82%	JPMorgan Chase Bank, N.A.	7,187,249 USD	10,679
Energy Transfer LP	07/22/24	M	6.08%	Morgan Stanley Capital Services LLC	6,346,667 USD	201,866
Enterprise Products Partners LP	07/22/24	M	6.08%	Morgan Stanley Capital Services LLC	2,142,750 USD	30,750
Equity Index Swap - BAEISHEF	07/22/24	M	1.00%	Bank of America N.A.	8,849,553 EUR	1,733
Equity Index Swap - BAEISMIL	07/22/24	M	1.00%	Bank of America N.A.	12,885,338 USD	(11,885)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Reference Instrument	Termination Date[2]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
GCI Liberty, Inc.[1]	07/22/24	M	0.25%	Goldman Sachs International	53,762 USD	$(46,340)
GS Equity Index Swap - GSCBBXC3	07/22/24	M	1.00%	Goldman Sachs International	47,465,911 USD	87,569
GS Equity Index Swap - GSVICVS1	07/22/24	M	1.00%	Goldman Sachs International	8,336,042 USD	(10,847)
HashiCorp, Inc.	07/22/24	M	5.82%	JPMorgan Chase Bank, N.A.	12,915,471 USD	108,241
Heartland Financial USA, Inc.	07/22/24	M	5.82%	JPMorgan Chase Bank, N.A.	9,622,676 USD	470,008
Independent Bank Group, Inc.	07/22/24	M	5.82%	JPMorgan Chase Bank, N.A.	2,951,251 USD	162,818
Intercos SpA	07/22/24	M	3.56%	Morgan Stanley Capital Services LLC	64,315 EUR	(3,539)
J.P. Morgan Equity Index Swap - JPOSSVV1	07/22/24	M	1.00%	JPMorgan Chase Bank, N.A.	0 USD	7,101
Japan Hotel REIT Investment Corp.	07/22/24	M	1.00%	Morgan Stanley Capital Services LLC	2,011,270 USD	19,970
Juniper Networks, Inc.	07/22/24	M	5.82%	JPMorgan Chase Bank, N.A.	14,598,067 USD	314,948
Kayne Anderson Energy Infrastructure Fund	07/22/24	M	5.50%	Morgan Stanley Capital Services LLC	1,904,400 USD	(3,680)
Kindred Group PLC	07/22/24	M	4.23%	JPMorgan Chase Bank, N.A.	4,677,304 SEK	36,973
Marathon Oil Corp.	07/22/24	M	5.82%	JPMorgan Chase Bank, N.A.	10,952,300 USD	359,019
Matterport, Inc.	07/22/24	M	5.82%	JPMorgan Chase Bank, N.A.	4,581,824 USD	500,249
McGrath RentCorp	07/22/24	M	5.82%	JPMorgan Chase Bank, N.A.	12,851,775 USD	(99,339)
Mirati Therapeutics, Inc.[1]	07/22/24	M	1.00%	JPMorgan Chase Bank, N.A.	0 USD	94,767
Mitsui & Co., Ltd.	07/22/24	M	1.00%	Morgan Stanley Capital Services LLC	3,470,414 USD	(38,942)
MPLX LP	07/22/24	M	6.08%	Morgan Stanley Capital Services LLC	8,326,994 USD	235,214
MS Alpha Swap	07/22/24	M	0.75%	Morgan Stanley Capital Services LLC	149,923,314 USD	326,957
MS Alpha Swap	07/22/24	M	1.00%	Morgan Stanley Capital Services LLC	165,306,035 USD	3,474,635
NextEra Energy, Inc.	07/22/24	M	6.08%	Morgan Stanley Capital Services LLC	2,075,085 USD	(57,000)
Olink Holding AB	07/22/24	M	5.82%	JPMorgan Chase Bank, N.A.	8,836,150 USD	(37,983)
Plains All American Pipeline LP	07/22/24	M	6.08%	Morgan Stanley Capital Services LLC	1,708,080 USD	73,830
PSC Insurance Group Ltd.	07/22/24	M	4.68%	JPMorgan Chase Bank, N.A.	576,447 AUD	(955)
Rasan Information Technology Co.	07/22/24	M	6.58%	Morgan Stanley Capital Services LLC	188,500 USD	70,928
RB Global, Inc.	07/22/24	M	1.00%	JPMorgan Chase Bank, N.A.	0 USD	47
Redrow PLC	07/22/24	M	5.75%	JPMorgan Chase Bank, N.A.	1,966,472 GBP	8,880
Repsol SA	07/22/24	M	4.16%	Morgan Stanley Capital Services LLC	241,082 EUR	1,153
Samsung Electronics Co., Ltd.	07/22/24	M	5.78%	Morgan Stanley Capital Services LLC	1,381,802 USD	39,193
Silk Road Medical, Inc.	07/22/24	M	5.82%	JPMorgan Chase Bank, N.A.	9,700,904 USD	40,337
Southwestern Energy Co.	07/22/24	M	5.82%	JPMorgan Chase Bank, N.A.	13,827,617 USD	124,386
SPDR S&P Biotech ETF	07/22/24	M	0.00%	Goldman Sachs International	54,641,846 USD	195,192
SPDR S&P Biotech ETF	07/22/24	M	5.78%	Goldman Sachs International	41,681,856 USD	148,896
Stericycle, Inc.	07/22/24	M	5.82%	JPMorgan Chase Bank, N.A.	14,771,277 USD	146,276
Sunoco LP	07/22/24	M	6.08%	Morgan Stanley Capital Services LLC	1,066,807 USD	7,792
Taiwan Semiconductor Manufacturing Co., Ltd.	07/22/24	M	5.78%	Morgan Stanley Capital Services LLC	5,512,166 USD	(33,257)
Targa Resources Corp.	07/22/24	M	5.63%	Morgan Stanley Capital Services LLC	7,063,772 USD	207,791
Topdanmark A/S	07/22/24	M	4.10%	JPMorgan Chase Bank, N.A.	1,429,320 DKK	25,585
U.S. Steel Corp.	07/22/24	M	5.82%	JPMorgan Chase Bank, N.A.	5,037,286 USD	158,059
U.S. Treasury Bonds	07/22/24	M	1.00%	Barclays Bank PLC	28,467,811 USD	(428,440)
U.S. Treasury Bonds	07/22/24	M	1.00%	Barclays Bank PLC	37,372,385 USD	(532,783)
U.S. Treasury Notes	07/22/24	M	1.00%	Barclays Bank PLC	35,830,610 USD	(174,676)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Reference Instrument	Termination Date[2]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
U.S. Treasury Notes	07/22/24	M	1.00%	Barclays Bank PLC	35,609,083 USD	$51,527
U.S. Treasury Notes	07/22/24	M	1.00%	Barclays Bank PLC	7,231,181 USD	15,634
U.S. Treasury Notes	07/22/24	M	1.00%	Barclays Bank PLC	50,092,350 USD	23,489
U.S. Treasury Notes	07/22/24	M	1.00%	Barclays Bank PLC	42,752,593 USD	(59,587)
Western Midstream Partners LP	07/22/24	M	6.08%	Morgan Stanley Capital Services LLC	2,975,992 USD	99,071
Westrock Co.	07/22/24	M	5.82%	JPMorgan Chase Bank, N.A.	14,694,997 USD	(130,403)
Zealand Pharma A/S	07/22/24	M	3.90%	Morgan Stanley Capital Services LLC	755,663 DKK	12,250

Total Buys						$7,668,268

Sells
Alcoa Corp.	07/22/24	M	5.02%	JPMorgan Chase Bank, N.A.	(1,138,553) USD	17,473
Alerian MLP Index ETN	07/22/24	M	1.25%	Morgan Stanley Capital Services LLC	(16,386,952) USD	(441,948)
Amer Sports, Inc.	07/22/24	M	4.45%	Morgan Stanley Capital Services LLC	(101,112) USD	6,686
American Healthcare REIT, Inc.	07/22/24	M	4.93%	Morgan Stanley Capital Services LLC	(514,593) USD	2,454
Americold Realty Trust, Inc.	07/22/24	M	4.93%	Morgan Stanley Capital Services LLC	(1,273,857) USD	(5,007)
AppLovin Corp.	07/22/24	M	4.93%	Morgan Stanley Capital Services LLC	(8,212,378) USD	(122,438)
Ares Management Corp.	07/22/24	M	4.93%	Morgan Stanley Capital Services LLC	(846,544) USD	12,744
ARM Holdings PLC	07/22/24	M	4.93%	Morgan Stanley Capital Services LLC	(6,030,582) USD	(114,167)
Astera Labs, Inc.	07/22/24	M	7.00%	Morgan Stanley Capital Services LLC	(2,901,232) USD	(128,685)
AZZ, Inc.	07/22/24	M	4.93%	Morgan Stanley Capital Services LLC	(1,167,250) USD	6,723
Barratt Developments PLC	07/22/24	M	4.85%	JPMorgan Chase Bank, N.A.	(2,010,405) GBP	8,474
Bowhead Specialty Holdings, Inc.	07/22/24	M	2.30%	Morgan Stanley Capital Services LLC	(620,379) USD	(14,084)
BrightSpring Health Services, Inc.	07/22/24	M	4.20%	Morgan Stanley Capital Services LLC	(818,511) USD	(34,738)
Capital One Financial Corp.	07/22/24	M	5.02%	JPMorgan Chase Bank, N.A.	(11,761,810) USD	(144,475)
Cava Group, Inc.	07/22/24	M	4.93%	Morgan Stanley Capital Services LLC	(4,621,488) USD	(22,783)
CCC Intelligent Solutions Holdings, Inc.	07/22/24	M	4.93%	Morgan Stanley Capital Services LLC	(2,836,635) USD	55,080
Centuri Holdings, Inc.	07/22/24	M	0.80%	Morgan Stanley Capital Services LLC	(632,460) USD	144,720
Chesapeake Energy Corp.	07/22/24	M	5.00%	JPMorgan Chase Bank, N.A.	(14,119,865) USD	39,403
Clearwater Analytics Holdings, Inc.	07/22/24	M	4.93%	Morgan Stanley Capital Services LLC	(1,852,952) USD	(1,752)
ConocoPhillips	07/22/24	M	5.02%	JPMorgan Chase Bank, N.A.	(10,936,817) USD	(298,616)
Corebridge Financial, Inc.	07/22/24	M	4.93%	Morgan Stanley Capital Services LLC	(2,190,353) USD	3,005
CoStar Group, Inc.	07/22/24	M	5.02%	JPMorgan Chase Bank, N.A.	(1,540,170) USD	(4,166)
Crescent Energy Co.	07/22/24	M	4.75%	Morgan Stanley Capital Services LLC	(2,362,444) USD	(11,016)
Dominion Energy, Inc.	07/22/24	M	4.93%	Morgan Stanley Capital Services LLC	(6,165,576) USD	31,609
DTE Midstream LLC	07/22/24	M	5.08%	Morgan Stanley Capital Services LLC	(946,158) USD	(20,134)
Dutch Bros, Inc.	07/22/24	M	4.93%	Morgan Stanley Capital Services LLC	(3,109,366) USD	(189)
Dynatrace, Inc.	07/22/24	M	4.93%	Morgan Stanley Capital Services LLC	(1,101,046) USD	(19,155)
Enbridge, Inc.	07/22/24	M	5.08%	Morgan Stanley Capital Services LLC	(4,129,300) USD	(105,910)
EnLink Midstream LLC	07/22/24	M	5.08%	Morgan Stanley Capital Services LLC	(881,720) USD	(40,200)
Essential Properties Realty Trust, Inc.	07/22/24	M	4.93%	Morgan Stanley Capital Services LLC	(1,711,081) USD	(23,315)
Exelon Corp.	07/22/24	M	4.93%	Morgan Stanley Capital Services LLC	(4,346,667) USD	14,083
GE HealthCare Technologies, Inc.	07/22/24	M	4.93%	Morgan Stanley Capital Services LLC	(3,924,596) USD	22,908
Global Foundries, Inc.	07/22/24	M	4.25%	Morgan Stanley Capital Services LLC	(5,082,765) USD	19,029
Ibotta, Inc.	07/22/24	M	4.50%	Morgan Stanley Capital Services LLC	(896,513) USD	(44,415)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Reference Instrument	Termination Date[2]	Payment Frequency	Financing Rate	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
International Paper Co.	07/22/24	M	5.02%	JPMorgan Chase Bank, N.A.	(2,835,579) USD	$180,300
iShares iBoxx $ High Yield Corporate Bond ETF	07/22/24	M	1.00%	Barclays Bank PLC	(34,080,621) USD	110,094
iShares iBoxx $ Investment Grade Corporate Bond ETF	07/22/24	M	0.00%	Barclays Bank PLC	(110,914,902) USD	1,025,850
iShares iBoxx $ Investment Grade Corporate Bond ETF	07/22/24	M	0.00%	Barclays Bank PLC	(75,896,564) USD	701,966
Kenvue, Inc.	07/22/24	M	4.93%	Morgan Stanley Capital Services LLC	(3,695,664) USD	54,083
Kinder Morgan, Inc.	07/22/24	M	5.08%	Morgan Stanley Capital Services LLC	(7,957,558) USD	(64,597)
Kodiak Gas Services, Inc.	07/22/24	M	4.93%	Morgan Stanley Capital Services LLC	(471,958) USD	(5,828)
Konica Minolta, Inc.	07/22/24	M	1.00%	Goldman Sachs & Co.	(1,747,162) JPY	(22,078)
Landbridge Co., LLC	07/22/24	M	1.00%	Morgan Stanley Capital Services LLC	(411,196) USD	(23,654)
Marex Group PLC	07/22/24	M	2.55%	Morgan Stanley Capital Services LLC	(730,127) USD	(21,033)
MediaTek, Inc.	07/22/24	M	5.28%	Morgan Stanley Capital Services LLC	(92,120) USD	5,811
National Bank of Canada	07/22/24	M	4.40%	JPMorgan Chase Bank, N.A.	(2,533,779) CAD	(35,756)
Noble Corp., PLC	07/22/24	M	5.02%	JPMorgan Chase Bank, N.A.	(7,295,908) USD	(18,699)
NTN Corp.	07/22/24	M	1.00%	Goldman Sachs & Co.	(142,947) JPY	(10,101)
Oddity Tech Ltd.	07/22/24	M	4.35%	Morgan Stanley Capital Services LLC	(1,948,090) USD	(17,776)
ONEOK, Inc.	07/22/24	M	5.08%	Morgan Stanley Capital Services LLC	(2,874,482) USD	(60,095)
PACS Group, Inc.	07/22/24	M	2.85%	Morgan Stanley Capital Services LLC	(1,104,017) USD	(3,944)
Permian Resources Corp.	07/22/24	M	4.53%	Morgan Stanley Capital Services LLC	(3,968,911) USD	(74,483)
Reddit, Inc.	07/22/24	M	4.93%	Morgan Stanley Capital Services LLC	(3,160,110) USD	(39,310)
Rubrik, Inc.	07/22/24	M	4.45%	Morgan Stanley Capital Services LLC	(759,653) USD	(8,012)
Sampo OYJ	07/22/24	M	3.36%	JPMorgan Chase Bank, N.A.	(1,466,755) EUR	9,760
Schlumberger NV	07/22/24	M	5.02%	JPMorgan Chase Bank, N.A.	(12,523,579) USD	(416,904)
SharkNinja, Inc.	07/22/24	M	4.93%	Morgan Stanley Capital Services LLC	(1,933,858) USD	52,327
Skyward Specialty Insurance Group, Inc.	07/22/24	M	4.93%	Morgan Stanley Capital Services LLC	(1,090,097) USD	3,105
Smith Douglas Homes Corp.	07/22/24	M	4.93%	Morgan Stanley Capital Services LLC	(290,879) USD	(1,815)
Smurfit Kappa Group PLC	07/22/24	M	3.50%	JPMorgan Chase Bank, N.A.	(13,166,904) GBP	460,479
SouthState Corp.	07/22/24	M	5.02%	JPMorgan Chase Bank, N.A.	(2,938,691) USD	(144,856)
Synopsys, Inc.	07/22/24	M	5.02%	JPMorgan Chase Bank, N.A.	(6,442,234) USD	111,390
TD SYNNEX Corp.	07/22/24	M	4.93%	Morgan Stanley Capital Services LLC	(4,356,193) USD	22,346
TPG, Inc.	07/22/24	M	4.93%	Morgan Stanley Capital Services LLC	(1,565,981) USD	9,202
UL Solutions, Inc.	07/22/24	M	4.93%	Morgan Stanley Capital Services LLC	(2,060,418) USD	(52,331)
UMB Financial Corp.	07/22/24	M	5.02%	JPMorgan Chase Bank, N.A.	(9,937,423) USD	(476,896)
United Microelectronics Corp.	07/22/24	M	4.30%	Morgan Stanley Capital Services LLC	(64,213) USD	2,403
Utilities Select Sector SPDR Fund	07/22/24	M	5.08%	Morgan Stanley Capital Services LLC	(1,099,276) USD	19,803
Viking Holdings Ltd.	07/22/24	M	4.93%	Morgan Stanley Capital Services LLC	(2,418,890) USD	(130,513)
WillScot Mobile Mini Holdings Corp.	07/22/24	M	5.02%	JPMorgan Chase Bank, N.A.	(5,021,833) USD	247,350
Wistron Corp.	07/22/24	M	3.21%	Morgan Stanley Capital Services LLC	(55,542) USD	3,590

Total Sells						$178,376

Total OTC Total Return Swaps Outstanding						$7,846,644

1	Security is valued using significant unobservable inputs.
2	The termination date presented for OTC Total Return Swaps is the monthly settlement date.

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

Centrally Cleared Interest Rate Swaps Outstanding at June 30, 2024

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD SOFR	3.12%	M/M	06/16/2037	Morgan Stanley & Co. LLC	2,300,000 USD	$190,394	$—	$190,394
Pays	USD SOFR	3.32%	M/M	09/22/2037	Morgan Stanley & Co. LLC	2,800,000 USD	234,613	—	234,613
Pays	USD SOFR	2.22%	M/M	03/25/2037	Morgan Stanley & Co. LLC	800,000 USD	137,656	—	137,656
Pays	USD SOFR	4.21%	M/M	04/18/2026	Morgan Stanley & Co. LLC	500,000 USD	4,988	—	4,988
Pays	USD SOFR	3.19%	M/M	12/01/2037	Morgan Stanley & Co. LLC	3,000,000 USD	285,010	—	285,010
Pays	GBP SONIA	3.46%	M/M	02/08/2030	Citibank N.A.	1,206,750 GBP	39,355	—	39,355
Pays	USD SOFR	3.87%	M/M	02/23/2029	Morgan Stanley & Co. LLC	4,000,000 USD	58,174	—	58,174
Receives	USD SOFR	3.48%	M/M	04/20/2028	Bank of America Securities, Inc.	(504,000) USD	(14,116)	—	(14,116)
Pays	JPY TONA	0.34%	M/M	04/20/2028	Bank of America Securities, Inc.	5,213,500 JPY	40,470	—	40,470
Pays	USD SOFR	1.66%	M/M	06/17/2025	Morgan Stanley & Co. LLC	10,000,000 USD	355,478	(2,766)	358,244
Pays	USD SOFR	2.72%	M/M	09/08/2028	Morgan Stanley & Co. LLC	1,000,000 USD	59,127	(191)	59,318
Pays	USD SOFR	2.39%	M/M	11/16/2028	Morgan Stanley & Co. LLC	4,000,000 USD	333,034	(930)	333,964
Pays	USD SOFR	2.67%	M/M	09/13/2028	Morgan Stanley & Co. LLC	2,500,000 USD	152,208	(306)	152,514
Pays	USD SOFR	2.43%	M/M	10/11/2026	Morgan Stanley & Co. LLC	3,000,000 USD	171,481	(796)	172,277
Pays	USD SOFR	1.58%	M/M	05/21/2025	Morgan Stanley & Co. LLC	10,000,000 USD	371,154	(2,624)	373,778

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD SOFR	1.88%	M/M	01/24/2027	Morgan Stanley & Co. LLC	1,500,000 USD	$104,394	$(243)	$104,637
Pays	USD SOFR	2.22%	M/M	09/29/2024	Morgan Stanley & Co. LLC	2,000,000 USD	35,176	(221)	35,397
Pays	USD SOFR	1.32%	M/M	02/28/2027	Morgan Stanley & Co. LLC	5,000,000 USD	418,111	(1,378)	419,489
Pays	USD SOFR	2.42%	M/M	09/22/2024	Morgan Stanley & Co. LLC	2,000,000 USD	3,969	(262)	4,231
Pays	USD SOFR	1.61%	M/M	03/23/2027	Morgan Stanley & Co. LLC	7,000,000 USD	515,771	(2,068)	517,839
Pays	USD SOFR	2.05%	M/M	11/30/2024	Morgan Stanley & Co. LLC	5,000,000 USD	88,869	(1,033)	89,902
Pays	USD SOFR	1.62%	M/M	03/24/2027	Morgan Stanley & Co. LLC	7,000,000 USD	514,977	(1,880)	516,857
Pays	USD SOFR	0.80%	M/M	01/13/2026	Morgan Stanley & Co. LLC	80,000 USD	5,631	(21)	5,652
Pays	USD SOFR	0.95%	M/M	01/13/2027	Morgan Stanley & Co. LLC	940,000 USD	90,527	(268)	90,795
Pays	USD SOFR	2.42%	M/M	10/24/2024	Morgan Stanley & Co. LLC	2,000,000 USD	32,324	(394)	32,718
Pays	USD SOFR	2.35%	M/M	11/08/2024	Morgan Stanley & Co. LLC	4,000,000 USD	66,269	(1,025)	67,294
Pays	USD SOFR	0.71%	6M/3M	01/22/2026	Morgan Stanley & Co. LLC	12,000,000 USD	863,149	(5,364)	868,513
Pays	USD SOFR	2.72%	M/M	08/08/2028	Morgan Stanley & Co. LLC	3,000,000 USD	182,900	(632)	183,532
Pays	USD SOFR	2.45%	M/M	10/18/2024	Morgan Stanley & Co. LLC	4,000,000 USD	64,294	(751)	65,045
Pays	USD SOFR	2.58%	M/M	08/05/2025	Morgan Stanley & Co. LLC	7,000,000 USD	185,827	(1,844)	187,671

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD SOFR	2.83%	M/M	07/29/2029	Morgan Stanley & Co. LLC	3,000,000 USD	$196,884	$(725)	$197,609
Pays	USD SOFR	2.37%	M/M	11/01/2024	Morgan Stanley & Co. LLC	2,000,000 USD	33,060	(394)	33,454
Receives	USD SOFR	0.98%	M/M	03/25/2030	Morgan Stanley & Co. LLC	(3,000,000) USD	(362,200)	—	(362,200)
Pays	USD SOFR	3.21%	M/M	05/25/2033	Morgan Stanley & Co. LLC	2,000,000 USD	114,174	—	114,174
Pays	USD SOFR	2.30%	M/M	01/26/2025	Morgan Stanley & Co. LLC	900,000 USD	15,007	—	15,007
Pays	USD SOFR	2.40%	M/M	01/25/2027	Morgan Stanley & Co. LLC	2,900,000 USD	139,545	—	139,545
Pays	USD SOFR	1.56%	M/M	09/26/2026	Morgan Stanley & Co. LLC	1,800,000 USD	105,778	—	105,778
Pays	USD SOFR	2.27%	M/M	01/25/2026	Morgan Stanley & Co. LLC	2,000,000 USD	74,793	—	74,793
Pays	USD SOFR	1.24%	M/M	04/19/2028	Morgan Stanley & Co. LLC	700,000 USD	77,423	—	77,423
Pays	USD SOFR	1.62%	M/M	07/25/2026	Morgan Stanley & Co. LLC	1,900,000 USD	114,547	—	114,547
Pays	USD SOFR	1.90%	6M/3M	08/27/2029	Morgan Stanley & Co. LLC	1,650,000 USD	161,102	—	161,102
Pays	USD SOFR	3.17%	M/M	05/04/2032	Morgan Stanley & Co. LLC	6,500,000 USD	362,639	—	362,639
Pays	USD SOFR	0.66%	M/M	03/11/2035	Morgan Stanley & Co. LLC	1,500,000 USD	425,624	—	425,624
Receives	USD SOFR	3.25%	M/M	05/17/2028	Bank of America Securities, Inc.	(165,000) USD	(5,824)	—	(5,824)
Pays	JPY TONA	0.15%	M/M	05/18/2026	Bank of America Securities, Inc.	7,349,969 JPY	29,947	—	29,947

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD SOFR	3.49%	M/M	06/30/2038	Morgan Stanley & Co. LLC	8,000,000 USD	$582,738	$—	$582,738
Receives	USD SOFR	4.37%	M/M	07/27/2026	Bank of America Securities, Inc.	(850,000) USD	(11,831)	—	(11,831)
Receives	USD SOFR	3.93%	M/M	07/27/2028	Bank of America Securities, Inc.	(610,000) USD	(13,629)	—	(13,629)
Pays	JPY TONA	0.15%	M/M	07/27/2026	Bank of America Securities, Inc.	695,553 JPY	2,831	—	2,831
Pays	JPY TONA	0.28%	M/M	07/27/2028	Bank of America Securities, Inc.	3,406,792 JPY	32,247	—	32,247
Pays	JPY TONA	0.69%	M/M	09/29/2027	Bank of America Securities, Inc.	12,539,059 JPY	2,004	—	2,004
Receives	USD SOFR	3.96%	M/M	09/29/2027	Bank of America Securities, Inc.	(2,100,000) USD	4,470	(308)	4,778
Pays	JPY TONA	0.71%	M/M	09/29/2027	Bank of America Securities, Inc.	12,519,709 JPY	(1,815)	—	(1,815)
Pays	USD SOFR	4.22%	M/M	11/07/2033	Morgan Stanley & Co. LLC	1,500,000 USD	(12,857)	—	(12,857)
Receives	USD SOFR	4.30%	M/M	11/08/2028	Bank of America Securities, Inc.	(210,000) USD	(21)	—	(21)
Receives	USD SOFR	3.92%	M/M	11/10/2027	Bank of America Securities, Inc.	(1,800,000) USD	3,400	—	3,400
Receives	USD SOFR	3.26%	M/M	01/10/2028	Bank of America Securities, Inc.	(1,600,000) USD	(14,438)	—	(14,438)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	USD SOFR	3.68%	1Y/1Y	02/01/2034	Morgan Stanley & Co. LLC	5,000,000 USD	$134,266	$—	$134,266
Receives	EUR-EURIBOR	2.67%	1Y/6M	03/28/2039	Bank of America Securities, Inc.	(649,770) EUR	(15,349)	1,463	(16,812)
Pays	USD SOFR	4.00%	1Y/1Y	03/28/2029	Bank of America Securities, Inc.	1,600,000 USD	11,014	832	10,182
Receives	EUR-EURIBOR	2.65%	1Y/6M	04/04/2039	Bank of America Securities, Inc.	(649,650) EUR	(16,622)	3,728	(20,350)
Pays	USD SOFR	3.99%	1Y/1Y	04/02/2029	Bank of America Securities, Inc.	1,600,000 USD	11,199	(2,925)	14,124
Receives	EUR-EURIBOR	2.58%	1Y/6M	04/03/2034	Bank of America Securities, Inc.	(323,655) EUR	(7,527)	(298)	(7,229)
Receives	EUR-EURIBOR	2.61%	1Y/6M	04/04/2039	Bank of America Securities, Inc.	(215,770) EUR	(6,824)	(161)	(6,663)
Pays	USD SOFR	3.96%	1Y/1Y	04/02/2029	Bank of America Securities, Inc.	500,000 USD	4,336	414	3,922
Pays	USD SOFR	3.83%	1Y/1Y	04/03/2034	Bank of America Securities, Inc.	300,000 USD	3,595	86	3,509
Receives	GBP SONIA	3.72%	1Y/1Y	03/28/2039	Bank of America Securities, Inc.	(252,430) GBP	(7,436)	289	(7,725)
Pays	CAD CORRA	3.45%	6M/6M	04/03/2034	Bank of America Securities, Inc.	442,952 CAD	883	1,451	(568)
Pays	USD SOFR	3.98%	1Y/1Y	04/03/2029	Bank of America Securities, Inc.	500,000 USD	3,713	2,523	1,190

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	CAD CORRA	3.48%	6M/6M	04/03/2034	Bank of America Securities, Inc.	220,986 CAD	$(210)	$2,215	$(2,425)
Receives	EUR-EURIBOR	2.58%	1Y/6M	04/04/2034	Bank of America Securities, Inc.	(323,040) EUR	(7,539)	(3,392)	(4,147)
Receives	EUR-EURIBOR	2.61%	1Y/6M	04/04/2039	Bank of America Securities, Inc.	(215,360) EUR	(6,713)	(3,176)	(3,537)
Pays	USD SOFR	4.08%	1Y/1Y	04/04/2029	Bank of America Securities, Inc.	500,000 USD	1,463	483	980
Pays	USD SOFR	3.94%	1Y/1Y	04/04/2034	Bank of America Securities, Inc.	300,000 USD	791	1,119	(328)
Pays	CAD CORRA	3.60%	6M/6M	04/03/2034	Bank of America Securities, Inc.	221,019 CAD	(2,304)	1,363	(3,667)
Receives	GBP SONIA	3.72%	1Y/1Y	04/04/2039	Bank of America Securities, Inc.	(251,530) GBP	(7,398)	(4,114)	(3,284)
Receives	EUR-EURIBOR	2.71%	1Y/6M	04/05/2039	Bank of America Securities, Inc.	(216,690) EUR	(4,048)	(246)	(3,802)
Pays	USD SOFR	4.10%	1Y/1Y	04/05/2029	Bank of America Securities, Inc.	500,000 USD	1,056	1,208	(152)
Pays	CAD CORRA	3.62%	6M/6M	04/04/2034	Bank of America Securities, Inc.	221,672 CAD	(2,703)	863	(3,566)
Pays	SEK STIBOR	2.55%	1Y/3M	04/06/2054	Bank of America Securities, Inc.	122,095 SEK	(5,921)	343	(6,264)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	EUR-EURIBOR	2.68%	1Y/6M	04/11/2034	Bank of America Securities, Inc.	(325,005) EUR	$(4,730)	$1,236	$(5,966)
Receives	EUR-EURIBOR	2.69%	1Y/6M	04/12/2039	Bank of America Securities, Inc.	(216,670) EUR	(4,511)	694	(5,205)
Pays	USD SOFR	3.97%	1Y/1Y	04/10/2034	Bank of America Securities, Inc.	300,000 USD	2	(280)	282
Receives	GBP SONIA	3.82%	1Y/1Y	04/04/2039	Bank of America Securities, Inc.	(252,770) GBP	(4,635)	657	(5,292)
Pays	SEK STIBOR	2.54%	1Y/3M	04/08/2054	Bank of America Securities, Inc.	122,084 SEK	(5,690)	(473)	(5,217)
Pays	CAD CORRA	3.56%	6M/6M	04/10/2034	Bank of America Securities, Inc.	220,742 CAD	(1,604)	101	(1,705)
Receives	EUR-EURIBOR	2.71%	1Y/6M	04/12/2039	Bank of America Securities, Inc.	(217,140) EUR	(4,014)	(522)	(3,492)
Pays	USD SOFR	4.02%	1Y/1Y	04/10/2034	Bank of America Securities, Inc.	300,000 USD	(1,342)	711	(2,053)
Pays	USD SOFR	4.02%	1Y/1Y	04/11/2039	Bank of America Securities, Inc.	200,000 USD	(1,477)	658	(2,135)
Pays	CAD CORRA	3.61%	6M/6M	04/10/2034	Bank of America Securities, Inc.	220,954 CAD	(2,568)	373	(2,941)
Receives	CHF SARON	1.07%	1Y/1Y	04/10/2029	Bank of America Securities, Inc.	(552,334) CHF	4,890	(216)	5,106

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	EUR-EURIBOR	2.73%	1Y/6M	04/12/2039	Bank of America Securities, Inc.	(217,120) EUR	$(3,438)	$1,610	$(5,048)
Pays	SEK STIBOR	2.55%	1Y/3M	04/13/2054	Bank of America Securities, Inc.	121,265 SEK	(5,910)	527	(6,437)
Pays	USD SOFR	4.36%	1Y/1Y	04/16/2029	Bank of America Securities, Inc.	500,000 USD	(5,153)	46	(5,199)
Receives	EUR-EURIBOR	2.72%	1Y/6M	04/15/2039	Bank of America Securities, Inc.	(214,550) EUR	(3,875)	(1,351)	(2,524)
Pays	CAD CORRA	3.71%	6M/6M	04/12/2034	Bank of America Securities, Inc.	219,258 CAD	(4,457)	285	(4,742)
Receives	EUR-EURIBOR	2.76%	1Y/6M	04/18/2039	Bank of America Securities, Inc.	(212,760) EUR	(2,606)	2,411	(5,017)
Receives	GBP SONIA	3.96%	1Y/1Y	04/12/2039	Bank of America Securities, Inc.	(248,940) GBP	(336)	2,176	(2,512)
Receives	EUR-EURIBOR	2.76%	1Y/6M	04/18/2039	Bank of America Securities, Inc.	(212,440) EUR	(2,717)	(1,709)	(1,008)
Receives	EUR-EURIBOR	2.75%	1Y/6M	04/18/2034	Bank of America Securities, Inc.	(318,660) EUR	(2,783)	(1,780)	(1,003)
Pays	SEK STIBOR	2.62%	1Y/3M	04/20/2054	Bank of America Securities, Inc.	118,641 SEK	(7,656)	2,016	(9,672)
Receives	EUR-EURIBOR	2.78%	1Y/6M	04/22/2039	Bank of America Securities, Inc.	(212,870) EUR	(2,267)	(22)	(2,245)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	CHF SARON	1.13%	1Y/1Y	04/30/2029	Bank of America Securities, Inc.	(548,095) CHF	$6,685	$141	$6,544
Pays	CAD CORRA	3.88%	6M/6M	05/01/2034	Bank of America Securities, Inc.	219,499 CAD	(7,724)	(773)	(6,951)
Receives	GBP SONIA	4.11%	1Y/1Y	04/29/2039	Bank of America Securities, Inc.	(251,230) GBP	3,888	855	3,033
Pays	USD SOFR	4.25%	1Y/1Y	05/06/2039	Bank of America Securities, Inc.	200,000 USD	(6,729)	314	(7,043)
Pays	CAD CORRA	3.61%	6M/6M	05/08/2034	Bank of America Securities, Inc.	218,579 CAD	(2,861)	(716)	(2,145)
Pays	CAD CORRA	3.67%	6M/6M	05/15/2034	Bank of America Securities, Inc.	219,804 CAD	(3,918)	365	(4,283)
Receives	USD SOFR	4.16%	1Y/1Y	05/21/2029	Bank of America Securities, Inc.	(500,000) USD	1,502	(414)	1,916
Pays	EUR-EURIBOR	2.79%	1Y/6M	05/22/2034	Bank of America Securities, Inc.	325,800 EUR	1,351	198	1,153
Receives	AUD BBSW	4.56%	6M/6M	05/23/2039	Bank of America Securities, Inc.	(133,330) AUD	(354)	(147)	(207)
Pays	EUR-EURIBOR	2.79%	1Y/6M	05/24/2039	Bank of America Securities, Inc.	216,420 EUR	1,803	689	1,114
Receives	AUD BBSW	4.42%	6M/6M	05/25/2054	Bank of America Securities, Inc.	(198,525) AUD	376	(1,917)	2,293

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	EUR-EURIBOR	2.84%	1Y/6M	05/30/2039	Bank of America Securities, Inc.	216,980 EUR	$363	$(23)	$386
Receives	AUD BBSW	4.57%	6M/6M	05/30/2039	Bank of America Securities, Inc.	(330,725) AUD	(280)	(4,524)	4,244
Pays	EUR-EURIBOR	2.84%	1Y/6M	05/31/2034	Bank of America Securities, Inc.	324,045 EUR	(260)	1,137	(1,397)
Receives	USD SOFR	4.39%	1Y/1Y	06/04/2029	Bank of America Securities, Inc.	(500,000) USD	6,945	1,175	5,770
Pays	EUR-EURIBOR	2.89%	1Y/6M	06/06/2039	Bank of America Securities, Inc.	217,010 EUR	(1,126)	594	(1,720)
Receives	GBP SONIA	4.07%	1Y/1Y	06/03/2039	Bank of America Securities, Inc.	(256,010) GBP	3,246	2,282	964
Receives	USD SOFR	4.11%	1Y/1Y	06/07/2029	Bank of America Securities, Inc.	(500,000) USD	556	(203)	759
Pays	EUR-EURIBOR	2.78%	1Y/6M	06/07/2039	Bank of America Securities, Inc.	217,480 EUR	1,718	(37)	1,755
Receives	CZK PRIBOR	4.01%	6M/1Y	09/15/2027	Bank of America Securities, Inc.	(7,716,255) CZK	47,395	—	47,395
Receives	GBP SONIA	3.89%	1Y/1Y	06/08/2054	Bank of America Securities, Inc.	(127,895) GBP	(1,222)	73	(1,295)
Receives	CNY-CNREPOFIX	2.00%	3M/3M	09/18/2029	Bank of America Securities, Inc.	(60,405,233) CNY	182,086	—	182,086

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	USD SOFR	3.91%	1Y/1Y	06/13/2039	Bank of America Securities, Inc.	(200,000) USD	$(649)	$(2,893)	$2,244
Receives	USD SOFR	3.91%	1Y/1Y	06/12/2034	Bank of America Securities, Inc.	(300,000) USD	(628)	(3,246)	2,618
Pays	PLN WIBOR	5.09%	1Y/6M	09/15/2027	Bank of America Securities, Inc.	2,328,435 PLN	(3,973)	—	(3,973)
Pays	USD SOFR	4.34%	1Y/1Y	09/20/2027	Bank of America Securities, Inc.	4,700,000 USD	(20,381)	348	(20,729)
Pays	JPY TONA	0.73%	1Y/1Y	09/18/2029	Bank of America Securities, Inc.	6,846,916 JPY	(2,744)	3,499	(6,243)
Receives	USD SOFR	4.54%	1Y/1Y	09/18/2026	Bank of America Securities, Inc.	(40,600,000) USD	106,911	—	106,911
Receives	EUR-EURIBOR	3.14%	1Y/6M	09/16/2026	Bank of America Securities, Inc.	(262,075,500) EUR	313,863	(16,740)	330,603
Pays	EUR-EURIBOR	2.80%	1Y/6M	06/19/2034	Bank of America Securities, Inc.	322,290 EUR	768	796	(28)
Receives	GBP SONIA	3.79%	1Y/1Y	06/17/2054	Bank of America Securities, Inc.	(127,040) GBP	(3,320)	(437)	(2,883)
Pays	SEK STIBOR	2.33%	1Y/3M	06/22/2054	Bank of America Securities, Inc.	114,988 SEK	(731)	(302)	(429)
Pays	EUR-EURIBOR	2.75%	1Y/6M	06/24/2039	Bank of America Securities, Inc.	214,110 EUR	2,435	825	1,610
Pays	USD SOFR	3.81%	1Y/1Y	06/21/2036	Morgan Stanley & Co. LLC	1,500,000 USD	16,592	—	16,592

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Pay/ Receive Payment Frequency	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	SEK STIBOR	2.33%	1Y/3M	06/26/2054	Bank of America Securities, Inc.	124,132 SEK	$(738)	$1,355	$(2,093)
Receives	GBP SONIA	3.86%	1Y/1Y	06/27/2039	Bank of America Securities, Inc.	(253,790) GBP	(2,708)	608	(3,316)
Pays	EUR-EURIBOR	2.92%	1Y/6M	09/15/2027	Bank of America Securities, Inc.	747,670 EUR	286	—	286
Receives	USD SOFR	4.18%	1Y/1Y	07/03/2028	Bank of America Securities, Inc.	(700,000) USD	837	—	837
Receives	USD SOFR	4.62%	1Y/1Y	07/01/2026	Bank of America Securities, Inc.	(600,000) USD	450	—	450
Receives	USD SOFR	3.87%	1Y/1Y	09/29/2027	Bank of America Securities, Inc.	(2,000,000) USD	1,160	—	1,160
Pays	JPY TONA	0.72%	1Y/1Y	09/18/2029	Bank of America Securities, Inc.	1,336,940 JPY	(129)	—	(129)
Pays	JPY TONA	0.71%	1Y/1Y	09/29/2027	Bank of America Securities, Inc.	3,712,340 JPY	(412)	—	(412)
Pays	CAD CORRA	3.33%	6M/6M	07/02/2054	Bank of America Securities, Inc.	73,097 CAD	—	(395)	395

Total Centrally Cleared Interest Rate Swaps Outstanding							$8,301,986	$(32,721)	$8,334,707

Abbreviation Legend:
1Y	Yearly
6M	Semi-Annually
ADR	American Depository Receipt
ASX	Australian Securities Exchange
BBSW	Bank Bill Swap Rate
CBOE	Chicago Board Options Exchange
CBOT	Chicago Board of Trade

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

CME	Chicago Mercantile Exchange
CNREPOFIX	CFXS-Reuters to the floating-rate-index
COMEX	Commodities Exchange Center
CORRA	Canadian Overnight Repo Rate Average
ETF	Exchange-Traded Fund
Eurex	Eurex Exchange
EURIBOR	Euro Interbank Offered Rate
FTSE	Financial Times and Stock Exchange
FX	Foreign Exchange
ICE	Ice Futures Europe
LIFFE	London International Financial Futures and Options Exchange
LME	London Metal Exchange
M	Monthly
MTN	Medium Term Note
NYMEX	New York Mercantile Exchange
OMX	Stockholm 30 Index
OSE	Osaka Exchange
OTC	Over the Counter
PIK	Payment in Kind
PRIBOR	Prague Interbank Offer Rate
Q	Quarterly
REIT	Real Estate Investment Trust
S&P	S&P 500 Index
SARON	Swiss Average Rate Overnight
SFE	ASX Trade24
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard and Poor’s Depository Receipt
STIBOR	Stockholm Interbank Offered Rate
T	At Maturity
TBA	To Be Announced
TONA	Tokyo Overnight Average
WIBOR	Poland Warsaw Interbank Offer Rate
Currency Legend:
AUD	Australia Dollar
BRL	Brazil Real
CHF	Switzerland Franc
CLP	Chile Peso
CNH	Chinese Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
EUR	Euro Member Countries
GBP	United Kingdom Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesian Rupiah
ILS	Israel Shekel
INR	Indian Rupee
JPY	Japan Yen
KRW	Korean Won
MXN	Mexico Peso
NOK	Norway Krone

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments ^ (Continued)

June 30, 2024 (Unaudited)

PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Poland Zloty
SEK	Sweden Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	Taiwan New Dollar
USD	United States Dollar
ZAR	South African Rand

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments

For the Period Ended June 30, 2024 (Unaudited)

1. Organization

Blackstone Alternative Investment Funds (the “Trust”) is a Massachusetts business trust authorized to issue an unlimited number of shares of beneficial interest, which may be divided into different series and classes. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). During the period ended June 30, 2024, the Trust consisted of a single series, Blackstone Alternative Multi-Strategy Fund (the “Fund”). The Fund commenced operations offering Class I Shares on June 16, 2014. The Fund also offers Class D Shares, Class Y Shares and Class R Shares. Class D Shares and Class Y Shares commenced operations on November 17, 2014 and January 28, 2015, respectively. As of June 30, 2024, the Fund had not issued any Class R Shares. The Fund operates as a diversified open-end investment company as defined in the 1940 Act.

The investment adviser of the Fund is Blackstone Alternative Investment Advisors LLC (“BAIA” or the “Investment Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Trust supervises the conduct of the Fund’s affairs and has engaged BAIA to manage the Fund’s day-to-day investment activities pursuant to an investment management agreement. The Fund’s investment objective is to seek capital appreciation. In pursuing the Fund’s investment objective, the Investment Adviser seeks to maintain an investment portfolio with, on average, lower volatility relative to the broader equity markets. The Investment Adviser seeks to achieve the Fund’s objective principally by allocating the Fund’s assets among a variety of non-traditional or alternative investment strategies. The Investment Adviser allocates the Fund’s assets among the sub-advisers with experience managing non-traditional or alternative investment strategies (the “Sub-Advisers”) and among investment funds generally employing alternative investment strategies. The Investment Adviser also manages a portion of the Fund’s assets directly and, from time to time, may instruct Sub-Advisers with respect to particular investments. The Investment Adviser may retain discretionary and non-discretionary Sub-Advisers for the Fund. Each discretionary Sub-Adviser is responsible for the day-to-day management of the portion of the Fund’s assets that the Investment Adviser allocates to it. Each non-discretionary Sub-Adviser implements its investment strategy in coordination with the Investment Adviser in the Investment Adviser’s discretion. The Investment Adviser has the responsibility to oversee each Sub-Adviser, subject to the ultimate oversight of the Fund’s Board. The Investment Adviser also is responsible for recommending the hiring, termination, and replacement of Sub-Advisers.

The Fund’s assets may be invested in three wholly-owned and controlled subsidiaries of the Fund (collectively, the “Subsidiaries”), each of which has the same investment objective as the Fund. One of the Fund’s Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund II Ltd. (the “Cayman Subsidiary”), is a Cayman Islands exempted company. Both of the other Subsidiaries, Blackstone Alternative Multi-Strategy Sub Fund III L.L.C. (the “Domestic Subsidiary III”) and Blackstone Alternative Multi-Strategy Sub Fund IV L.L.C. (the “Domestic Subsidiary IV”), are Delaware limited liability companies. The Cayman Subsidiary invests, directly or indirectly through the use of derivatives, in securities and commodity interests. The Domestic Subsidiary III and the Domestic Subsidiary IV invest, directly or indirectly through the use of derivatives, almost entirely in securities . The Consolidated Schedule of Investments includes the Schedule of Investments of the Fund and the three Subsidiaries. Except where context otherwise requires, the term “Fund” refers to the Fund together with the applicable Subsidiaries.

The Fund and the Cayman Subsidiary are each a commodity pool under the Commodity Exchange Act (“CEA”) and are subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAIA, the commodity pool operator of the Fund and the Cayman Subsidiary, is registered as such with the CFTC, but has claimed relief under Rules 4.12(c)(3) and 4.7 under the CEA, respectively, from certain disclosure, reporting, and recordkeeping requirements otherwise applicable to commodity pools. Neither the Domestic Subsidiary III nor the Domestic Subsidiary IV intends to invest more than a de minimis level of its net assets in “commodity interests” (as defined under the CEA). Accordingly, BAIA is relying on CFTC No-Action Letter 12-38 with respect to the Domestic Subsidiary III and has claimed an exemption under Rule 4.13(a)(3) from registration as a commodity pool operator with respect to the Domestic Subsidiary IV.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Fund.

2. Basis of Presentation

The Fund’s Consolidated Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars, except as otherwise noted. The preparation of Consolidated Schedule of Investments in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the period. Actual results could differ from these estimates and these differences could be material.

The Fund is an investment company in accordance with Accounting Standards Codification 946, Financial Services—Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

Consolidation

The Fund consolidates its investment in the Subsidiaries. All material intercompany balances and transactions have been eliminated.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2024 (Unaudited)

3. Significant Accounting Policies

Valuation Policy

The net asset values (“NAV”) of the Fund’s shares are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time) on each day that the NYSE is open for business (a “Business Day”).

For purposes of calculating the NAV for each class of shares, the Fund values its investments in securities, securities sold short, derivative financial instruments and other investments at market value if market quotations are readily available, and otherwise at fair value as determined in good faith by the Board of the Fund, or its designee. The Board has delegated to the Custodian and the Investment Adviser day-to-day responsibility for implementing the Valuation Procedures. In accordance with Rule 2a-5 under the 1940 Act, the Board has designated the Investment Adviser as the “valuation designee” of the Fund. Each of the Board and the Investment Adviser has established procedures for determining the value of the Fund’s portfolio securities, including securities sold short, derivative financial instruments and other investments (together, the “investments”) (together, the “Valuation Procedures”). Pursuant to the Investment Adviser’s Valuation Procedures, if market quotations are not readily available (or are otherwise not reliable for a particular investment), the fair value will be determined, in good faith by the Investment Adviser, acting in its capacity as the valuation designee under Rule 2a-5 of the 1940 Act. Due to the inherent uncertainty, estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

A market quotation is “readily available” only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be “readily available” if it is not reliable. Accordingly, a security will not be considered to have readily available market quotations if its value is not determined solely by reference to Level 1 inputs in the fair value hierarchy outlined in U.S. GAAP, including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the value of the Fund’s investments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Investment Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events.

Fair Value Measurements

Fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

•	Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Fund does not adjust the quoted price for these investments.

The types of investments categorized within Level 1 generally include actively traded domestic and certain foreign equity securities, short-term investments and derivative financial instruments actively traded on recognized exchanges.

•	Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

The types of investments categorized within Level 2 generally include certain foreign equities; fixed income securities including corporate and convertible bonds, loans, trade claims, sovereign debt obligations, U.S. Treasury obligations, and asset-backed and mortgage-backed securities; over-the-counter (“OTC”) derivative financial instruments such as total return swaps, interest rate swaps, credit default swaps, OTC options; and forward foreign currency exchange contracts (“Forwards”).

•

Level 3 – pricing inputs are unobservable and include instances where there is little, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2024 (Unaudited)

Level 3 investments are valued by broker quotes, fair value models, or pricing services that may employ valuation techniques with unobservable inputs. At June 30, 2024, the total fair value of Level 3 investments was $56,515,763. The appropriateness of fair values for these securities are monitored on an ongoing basis, including through backtesting, pricing due diligence, unchanged price review, use of specialists, and consideration of macro security specific events.

The significant inputs and assumptions required to determine the change in fair value of the investments of the Fund are discussed in more detail below.

A description of the valuation techniques applied to the Fund’s major categories of investments measured at fair value on a recurring basis are as follows:

Exchange-Traded Securities

Equity securities, including common stock, listed preferred stock, exchange-traded funds, closed-end funds, special purpose acquisition companies, and derivative financial instruments, such as futures contracts and option contracts, that are traded on a recognized securities exchange or on the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sales price (or the official closing price of certain foreign exchanges) or the NASDAQ official closing price, as applicable. For securities traded on more than one exchange, the last reported sales price on the exchange where the security is primarily traded is used. To the extent these securities and derivative financial instruments are actively traded and adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy.

The Fund may use a third-party fair valuation service provider to value foreign equity securities that are primarily traded outside of North America and South America. The third-party fair valuation service provider calculates a factor (“Fair Value Factor”) that is applied to adjust the last price of each such security in the event that there is movement in excess of a specified trigger, as measured by the movement between the prior close and the current close of the U.S. market. Foreign equities for which the last price has been adjusted by such factor will generally be categorized as Level 2 within the fair value hierarchy. As of June 30, 2024, no Fair Value Factor was applied to any such securities.

Short-Term Investments

The Fund considers short-term, highly liquid investments with original maturities of 90 days or less when acquired to be short-term investments.

Derivative Financial Instruments

OTC derivative financial instruments, such as Forwards, OTC options contracts, or swap agreements, derive their value from underlying referenced instruments or obligations, indices, reference rates, and other inputs or a combination thereof. These contracts are normally valued by pricing service providers or based on broker-dealer quotations. Depending on the nature of the instruments and the terms of the transaction, the value of OTC derivative financial instruments can be estimated by a pricing service provider using a series of techniques, including industry standard pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, yield curves, dividends and exchange rates. Derivative financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the clearing exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

Fixed Income Securities

Fixed income securities, including corporate and convertible bonds, U.S. government sponsored agency securities, municipal bonds, U.S. Treasury obligations, foreign debt obligations, and bank debt are normally valued by pricing service providers on the basis of last available bid price. In determining the value of a particular investment, pricing service providers may use broker-dealer quotations, reported trades, or valuation estimates from their internal pricing models to determine the reported price that consider observable inputs. The pricing service providers’ internal models use observable inputs such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2024 (Unaudited)

Mortgage-related securities (“MBS”) and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also generally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and in corporate deal collateral performance, as available. MBS and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Investments in Investee Funds

The fair value of investments in unaffiliated investment funds (collectively, the “Investee Funds”) is generally determined using the reported NAV per share of the Investee Fund, or its equivalent, as a practical expedient for fair value, unless the investment in the Investee Fund is traded on a recognized securities exchange and a quoted price is available as of the measurement date. If the Investee Fund is not traded on an exchange, the Fund may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported NAV per share or its equivalent if the reported NAV per share or its equivalent of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with ASC 946. If the Investee Fund does not provide a reported NAV per share or its equivalent on a Business Day, the Investment Adviser shall estimate fair value in good faith and in a manner consistent with the Valuation Procedures.

Securities and Other Investments

Bank Debt

The Fund may invest in bank debt including, for example, corporate loans, trade claims, loan participations, direct debt, revolvers, bank loans, and bridge loans. The Fund invests in loans through novations, assignments, and participation interests. In a novation, the Fund typically assumes all of the rights of a lending institution, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When the Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If the Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third-party and the Fund typically will have a contractual relationship only with the third-party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third-party. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Certain types of bank debt may have an associated partially funded or unfunded commitment. The unfunded commitments may or may not be funded by the Fund. At June 30, 2024, the Fund did not have any outstanding unfunded commitments.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in MBS (residential and commercial) and other ABS. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, residential mortgage-backed securities, collateralized debt obligations, collateralized loan obligations, and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. MBS and other ABS represent interests in pools of mortgages, loans or other assets. MBS are created from pools of residential or commercial mortgage loans, including loans made by savings and loans institutions, mortgage bankers, commercial banks and others. These securities typically provide a monthly payment that consists of principal and/or interest payments. Interest payments may be determined by fixed or adjustable rates. MBS and ABS are subject to credit, interest rate, valuation liquidity, prepayment and extension risks.

Securities Sold Short

The Fund may sell securities short (a “Short Sale”). A Short Sale is a transaction whereby the Fund sells securities it does not own in anticipation of a decline in the market price of those securities, whereby the Fund’s broker will execute a borrow transaction to deliver the securities resulting from the Fund’s Short Sale. The Fund is obligated to repurchase the securities at the market price at the time of replacement. The Fund’s obligations to replace the securities in connection with a Short Sale are secured by collateral.

Upon entering into a Short Sale, the Fund establishes a liability which is recorded as securities sold short on the Consolidated Schedule of Investments to represent securities due under the Short Sale agreement. The Fund is liable to pay any dividends declared and/or interest income earned during the period the Short Sale is open. These dividends and interest are recorded as dividend and interest expense on securities sold short.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2024 (Unaudited)

Commodities

The Fund is permitted to invest in California Carbon Allowances (“CCAs”) or futures on CCAs, which are generally treated as commodity interests in this report. CCA and other allowances (collectively, “Allowances”) are valued according to their vintage based on market price or the number of Allowances delivered during the valuation month. ICE futures U.S., Inc. (“ICE”) will serve as the primary pricing source. When early vintage Allowances no longer have readily observable market prices from ICE, they will be valued using prices for later vintage Allowances. ICE lists widely-traded futures contracts for the Allowance market. These contracts result in the delivery of an Allowance at expiry. The ICE CCA contracts permit delivery of Allowances issued by California or any linked program (at this time Quebec and Ontario). Trading in these futures contracts are subject to ICE’s market rules. ICE lists separate CCAs by vintage (e.g, 2022 Vintage, 2023 Vintage and 2024 Vintage). The most traded ICE CCA contracts allow delivery of the indicated vintage or an earlier vintage; hence a 2022 Vintage Allowance can be delivered against the 2023 Vintage Contract. This flexibility means futures contracts on earlier vintages are usually more liquid than, and worth at least as much as, later vintages.

Repurchase Agreements

The Fund may invest in repurchase agreements, which are short term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Fund’s policy that the repurchase agreement be fully collateralized and that its custodian take possession of the underlying collateral securities. The repurchase counterparty has the ability to request additional collateral depending on the market value of the collateral security compared to the principal amount of the repurchase transaction in line with the agreement. To the extent that any repurchase transaction exceeds one Business Day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. The information required to be disclosed by FASB Accounting Standards Update No. 2011-11 for the Fund’s investments in repurchase agreements as of June 30, 2024, including the fair value of the repurchase agreement and the amount of collateral, can be found in the Fund’s Consolidated Schedule of Investments.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date, under the terms of a Master Repurchase Agreement (“MRA”). The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties is reflected as a liability. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceeds the Fund’s liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Consolidated Schedule of Investments. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. As of June 30, 2024, the face value of open reverse repurchase agreements for the Fund was $56,006,685.

An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty. The Fund may not use reverse repurchase agreements and related collateral governed by an MRA to offset derivatives contracts and related collateral governed by an ISDA or securities lending agreements (“SLA”) and related collateral governed by an SLA (see Securities Lending below).

Securities Lending

The Fund may lend securities, through its agent, to certain qualified financial institutions. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next Business Day. The initial collateral received by the Fund should have a value of at least 102% of the current value of loaned securities for U.S. securities and at least 105% for all other securities. The Fund will bear the risk of loss with respect to the investment of the cash collateral, as well as the possible loss of right to the collateral should the borrower fail financially. The advantage of such loans is that the Fund continues to receive income on loaned securities while earning returns on the cash amounts which may be reinvested for the purchase of investments in securities. As of June 30, 2024, there were no securities on loan.

The SLA entered into by the Fund provides the right, in the event of default, for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. Under the agreement, the Fund can reinvest cash collateral.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2024 (Unaudited)

When-Issued and Delayed-Delivery Transactions

The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued or delayed-delivery securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (“TBAs”). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked-to-market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended, or are subject to contractual restrictions on public sales. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. The Fund will not incur any registration costs upon such resales. The Fund cannot demand registration of restricted securities. The Fund’s restricted securities, like other securities, are priced in accordance with the Valuation Procedures. Restricted securities are identified in the Consolidated Schedule of Investments.

4. Derivative Financial Instruments

In the normal course of business, the Fund enters into derivative financial instrument contracts for trading and/or economic hedging purposes to increase the returns of the Fund or to help manage certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange risk or other risk (e.g., inflation risk). These contracts may be transacted on a recognized exchange or OTC. The following disclosures contain information on how the Fund uses derivative financial instruments. The derivative financial instruments outstanding as of year end are disclosed in the Consolidated Schedule of Investments.

Forward Foreign Currency Exchange Contracts

The Fund may enter into Forwards to obtain investment exposure, seek to enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forwards are agreements between two parties to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. The market value of a Forward fluctuates with the changes in foreign currency exchange rates. These contracts are valued daily and the change in market value is recorded as an unrealized gain or loss on Forwards. When a contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of Forwards does not eliminate fluctuations in the underlying prices of the securities of the Fund, but it does establish a rate of exchange that can be achieved in the future. Although Forwards may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Fund’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts

The Fund may enter into futures contracts to maintain investment exposure to a target asset class or to seek to enhance return. The Fund may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security or deliver a final cash settlement price in connection with

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2024 (Unaudited)

an index, interest rate, currency, or other asset. The Fund must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Fund’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as segregated cash balance with broker for futures contracts. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Fund depending on whether unrealized gains or losses are incurred. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of futures contracts may not correspond to the change in the value of the hedge investments. In addition, losses may arise from changes in the value of the underlying instrument, if interest or exchange rates move unexpectedly or if the counterparty is unable to perform. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchanges’ clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Contracts

The Fund may purchase and write call and put options. An option contract purchased by the Fund gives the Fund the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Fund give the holder the right to buy the underlying instrument from the Fund at a fixed exercise price; put options written by the Fund give the holder the right to sell the underlying instrument to the Fund at a fixed exercise price. The Fund may use options to hedge against changes in values of securities or currencies it owns or expects to own, to gain or to maintain exposure to interest rates, currencies or broad equity markets, to generate additional income or to enhance returns.

Options trading involve certain additional risks. Specific market movements of the option and the instruments underlying the option cannot be predicted. No assurance can be given that a liquid secondary market will exist for any particular option or at any particular time. The Fund might not be able to enter into a closing transaction for the option as a result of an illiquid market for the option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy his delivery obligations. This could result in a large net loss.

Equity, foreign currency or index options that may be purchased or sold by the Fund may include options not traded on a securities exchange. The risk of nonperformance by the counterparty on such option may be greater and the ability of the Fund to enter into a closing transaction with respect to such option may be less than in the case of an exchange traded option.

The Fund may purchase or write interest rate swaption agreements, which are options to enter into a predefined swap agreement by some specific date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Fund will realize a loss equal to the premium paid. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid for the call option. Realized gains and losses on purchased options are included in realized gains and losses on investments.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily in accordance with the option’s valuation policy. When a written option expires without being exercised or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received is offset against the amount paid for the purchase of the underlying instrument.

Swap Agreements

The Fund may enter into total return, interest rate, credit default, variance and volatility swap agreements (“Swaps”). Swaps are bilaterally negotiated agreements between the Fund and a counterparty in which the Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swaps are privately negotiated in the OTC market or may be executed in a multilateral or other

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2024 (Unaudited)

trade facility platform, such as a registered exchange or swap execution facility (“centrally cleared swaps”). The Fund may enter into Swaps for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash (“segregated cash” or “collateral”) may be paid or received, as applicable, by the Fund as collateral or margin in accordance with the terms of the respective Swaps to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Fund as collateral for swaps are identified in the Consolidated Schedule of Investments.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into Swaps involves documentation risk resulting from the possibility that the parties to a Swap may disagree as to the meaning of contractual terms in the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having an MNA between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Interest Rate Swaps: The Fund may enter into OTC and/or centrally cleared interest rate swap contracts to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. The Fund is subject to interest rate risk exposure in the normal course of pursuing their investment objectives. The Fund may hold fixed rate bonds, and the value of these bonds may decrease if interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive.

Interest rate swaps can be purchased or sold with an upfront premium. An upfront payment received by the Fund is recorded as a liability and an upfront payment made by the Fund is recorded as an asset. Interest rate swaps are marked-to-market daily and any change is recorded as an unrealized gain or loss on swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract.

Total Return Swaps: The Fund may enter into total return swaps to obtain exposure to a security, index, market or other basket of securities without owning such security or investing directly in that security, index, market or other basket of securities or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the underlying instrument, which may include a specified security, index, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. To the extent the total return of the instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying instrument increases and receives payment from the other party if the value of the underlying asset decreases.

The Fund may utilize total return swaps on baskets of securities (“Basket Swaps”) to a significant extent in order to obtain synthetic exposure to investment strategies. For a Basket Swap, the Fund or a Subsidiary makes payments to a counterparty (at either a fixed or variable rate) in exchange for receiving from the counterparty payments that reflect the return of a “basket” of securities, derivatives, and/or commodity interests identified by the Sub-Adviser (or the Investment Adviser). The Fund may also utilize structured notes (“Basket Notes”) in which the Fund or a Subsidiary purchases a note from an issuer in exchange for receiving from the issuer payments that reflect the return of an account through which the Sub-Adviser (or the Investment Adviser) manages a portfolio reflecting a basket of securities, derivatives, and/or commodity interests. The Sub-Adviser (or the Investment Adviser) will select and manage the securities, derivatives, and/or commodity interests underlying the Basket Swap or the Basket Note in a manner consistent with the Fund’s strategies. The Fund’s investment returns on Basket Swaps or Basket Notes generally will correspond to the Fund’s returns had the Sub-Adviser managed the notional equivalent of the Fund’s assets directly (although returns on Basket Swaps or Basket Notes will be reduced by financing charges and trading costs incurred by the Basket Swap counterparty or Basket Note issuer). The Fund may obtain a significant portion of its investment exposure through Basket Swaps and/or Basket Notes.

Credit Default Swaps: The Fund may enter into OTC and/or centrally cleared credit default swap contracts to hedge credit risk, to hedge market risk, or to gain exposure on single-name issuers and/or baskets of securities.

In a credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructurings and obligation acceleration. An upfront payment received by the Fund or made by the Fund is recorded as a liability or asset respectively.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2024 (Unaudited)

Periodic payments received or paid by the Fund are recorded as realized gains or losses. Credit default swap contracts are marked-to-market daily and the change is recorded as an unrealized gain or loss on swaps. Upon the occurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of any proportional amount of upfront payment, is recorded as a realized gain or loss on swaps.

Variance Swaps: A variance swap is a negotiated contract used to hedge or speculate on the magnitude of a price movement of an underlying asset, which can include exchange rates, interest rates, commodity price or the price of an index, i.e. the variance is the difference between an expected result and the actual result.

Volatility Swaps: A volatility swap is a negotiated contract with a payoff based on the realized volatility of an underlying asset where the realized amount is the difference between the realized volatility and the volatility strike or predetermined fixed volatility level.

Interest rate swaps, total return swaps, credit default swaps, variance swaps, and volatility swaps outstanding at period end are listed at the end of the Fund’s Consolidated Schedule of Investments.

5. Fair Value Measurements

The following table presents information about the classification of the Fund’s investments measured at fair value within the fair value hierarchy as of June 30, 2024:

Assets:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stock	$943,841,490	$5,967,130	$1,779,961	$951,588,581
Preferred Stock	—	—	5,362,965	5,362,965
Asset-Backed Securities	—	216,961,976	—	216,961,976
Bank Debt	—	111,303,506	46,831,255	158,134,761
Corporate Bonds & Notes	—	409,123,569	109,000	409,232,569
Sovereign Debt	—	192,396,458	—	192,396,458
Mortgage-Backed Securities	—	1,363,860,469	—	1,363,860,469
U.S. Treasury Obligations	—	20,546,658	—	20,546,658
Closed-End Fund	32,665,765	—	—	32,665,765
Warrants	—	8,895	2,312,093	2,320,988
Rights	—	—	1,294	1,294
Commodities	—	188,445,434	—	188,445,434
Repurchase Agreements	—	124,849,782	—	124,849,782
Purchased Options	12,194,006	10,717,115	—	22,911,121
Subtotal	988,701,261	2,644,180,992	56,396,568	3,689,278,821
Investments Valued at NAV				434,551,386
Total Investments in Securities	$988,701,261	$2,644,180,992	$56,396,568	$4,123,830,207
Other Financial Instruments:
Futures Contracts	66,516,794	—	—	66,516,794
Centrally Cleared Credit Default Swaps	—	18,398,493	—	18,398,493
OTC Credit Default Swaps	—	1,438,906	—	1,438,906
OTC Total Return Swaps	—	13,059,596	177,351	13,236,947
Variance Swaps	—	8,921,552	—	8,921,552
Forward Foreign Currency Exchange Contracts	—	2,096,706	—	2,096,706
Centrally Cleared Interest Rate Swaps	—	8,961,967	—	8,961,967
Total Investments in Securities and Other Financial Instruments	$1,055,218,055	$2,697,058,212	$56,573,919	$4,243,401,572

Liabilities:	Level 1	Level 2	Level 3	Total
Securities Sold Short:
Common Stock	$(595,381,675)	$—	$(11,416)	$(595,393,091)
Corporate Bonds & Notes	—	(46,485,874)	—	(46,485,874)

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2024 (Unaudited)

Liabilities:	Level 1	Level 2	Level 3	Total
Sovereign Debt	$—	$(69,508,691)	$—	$(69,508,691)
Mortgage-Backed Securities	—	(160,587,520)	—	(160,587,520)
U.S. Treasury Obligations	—	(16,244,364)	—	(16,244,364)
Exchange-Traded Funds	(9,729,033)	—	—	(9,729,033)
Warrants	—	—	(371)	(371)
Rights	—	—	(29)	(29)
Total Securities Sold Short	(605,110,708)	(292,826,449)	(11,816)	(897,948,973)
Other Financial Instruments:
Options Written	(6,091,740)	(951,122)	—	(7,042,862)
Futures Contracts	(57,612,294)	—	—	(57,612,294)
Centrally Cleared Credit Default Swaps	—	(16,137,862)	—	(16,137,862)
OTC Total Return Swaps	—	(5,343,963)	(46,340)	(5,390,303)
Variance Swaps	—	(982,728)	—	(982,728)
Reverse Repurchase Agreements	—	(56,537,420)	—	(56,537,420)
Forward Foreign Currency Exchange Contracts	—	(2,141,287)	—	(2,141,287)
Centrally Cleared Interest Rate Swaps	—	(659,981)	—	(659,981)
OTC Credit Default Swaps	—	(1,440,592)	—	(1,440,592)
Total Securities Sold Short and Other Financial Instruments	$(668,814,742)	$(377,021,404)	$(58,156)	$(1,045,894,302)
Investments in Investee Funds that are measured at fair value using NAV as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments.

Investments in Investee Funds that are non-redeemable or subject to other restrictions such as a lockup at the measurement date or have the ability to limit the individual amount of investor redemptions shall be classified as having a redemption restriction.

The following table summarizes investments in Investee Funds, by investment strategy, the unfunded commitment of each strategy (if applicable), and the amount of the investment in Investee Fund that cannot be redeemed because of redemption restrictions put in place by the Investee Fund.

Investments in Investee Funds by Strategy	Unfunded Commitment $	Non-Redeemable Investments (A)		Other Restricted Investments (B)		Investments Subject to No Restrictions	Total $
		Amount $	Redemption Restriction Commencement Date	Amount $	Redemption Restriction Term	Amount $

Event-Driven (1)	N/A	2,854,646	N/A	36,070,234	Semi-Annual	—	38,924,880

Macro-Strategies (2)	N/A	N/A	N/A	145,173,121	Monthly with 90 days’ notice	—	145,173,121

Macro-Strategies (2)	N/A	N/A	N/A	150,213,600	Daily with 6 days’ notice	—	150,213,600

Macro-Strategies (2)	N/A	N/A	N/A	37,704,022	Monthly with 60 days’ notice	—	37,704,022

Macro-Strategies (2)	N/A	N/A	N/A	8,616,670	Quarterly	—	8,616,670

Macro-Strategies (2)	N/A	N/A	N/A	53,919,093	Monthly	—	53,919,093

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2024 (Unaudited)

(1)

The Event-Driven strategy generally includes Investee Funds that seek returns by investing in strategies including catalyst events, share class arbitrage, share buybacks, post re-organization equity, recapitalizations, spin-offs and stub trades.

(2)

The Macro Strategies strategy generally includes Investee Funds with a focus on opportunistic and strategic allocations across asset classes including but not limited to bonds, rates, currencies and commodities.

(A)	Investments in Investee Funds cannot currently be redeemed and the remaining redemption restriction period is not known. The date the redemption restriction commenced is disclosed when known.

(B)

Investments subject to other restrictions include investments in Investee Funds that are subject to a lockup at the measurement date and/or have the ability to limit the individual amount of investor redemptions. The redemption restriction term is based on the restriction period (or range of restriction periods) for Investee Funds as defined in each respective Investee Fund’s governing legal agreement without consideration of the length of time elapsed from the date of investments in Investee Funds. The Fund’s investment in a particular Investee Fund classified within the strategies above may be comprised of investments with differing liquidity terms or investments that were made at differing points in time.

The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period. Transfers into and out of Level 3 were primarily related to the availability of broker quotations in accordance with the Fund’s valuation methodology.

The changes in investments measured at fair value for which the Fund used Level 3 inputs to determine fair value are as follows:

Valuation Description	Beginning Balance as of March 31, 2024	Transfers In	Transfers Out	Purchases	Sales	Amortization	Net Realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of June 30, 2024	Unrealized Gain/(Loss) as of June 30, 2024
Common Stocks	$1,566,885	$—	$—	$—	$—	$—	$—	$213,076	$1,779,961	$213,076
Preferred Stocks	5,543,438	—	—	—	—	—	—	(180,473)	5,362,965	(180,473)
Bank Debt	48,194,983	6,316,767	(4,072,988)	3,664,662	(2,660,333)	44,028	10,639	(4,666,503)	46,831,255	(4,695,856)
Corporate Bonds & Notes	112,270	—	—	—	—	—	—	(3,270)	109,000	(3,270)
Warrants	1,731,814	—	—	—	—	—	—	580,279	2,312,093	580,279
Rights	1,294	—	—	—	—	—	—	—	1,294	—
Common Stock Sold Short	(11,398)	(22)	—	—	—	—	—	4	(11,416)	4
Warrants Sold Short	—	—	—	—	(371)	—	—	—	(371)	—
Rights Sold Short	(29)	—	—	—	—	—	—	—	(29)	—
OTC Total Return Swaps	68,090	—	—	—	62,921	—	(62,921)	62,921	131,011	62,921

	$57,207,347	$6,316,745	$(4,072,988)	$3,664,662	$(2,597,783)	$44,028	$(52,282)	$(3,993,966)	$56,515,763	$(4,023,319)

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

For the Period Ended June 30, 2024 (Unaudited)

The following table summarizes the quantitative inputs and assumptions used for investments classified within Level 3 of the fair value hierarchy as of June 30, 2024.

Assets	Valuation Technique	Unobservable Input	Fair Value at June 30, 2024		Range of Inputs (Weighted Average)
Investments in Securities and Other Financial Instruments:
Bank Debt	Broker-dealer Quotations	Indicative Bid	$30,153,072		N/A
	Comparable Company Multiples	EBITDA Multiples	3,863,806		9.5X (a)
			9,022,838		10.0X (a)
		Estimated Forward EBITDA	808,730		14.0X (a)
	Distribution Analysis	Expected Distribution Proceeds	2,982,809		N/A
Common Stock	Broker-dealer Quotations	Indicative Bid	1,779,961		N/A
Corporate Bonds & Notes	Broker-dealer Quotations	Indicative Bid	109,000		N/A
Preferred Stock	Broker-dealer Quotations	Indicative Bid	5,362,965		N/A
	Comparable Company Multiples	EBITDA Multiples	0	^	9.5x (a)
Warrants	Distribution Analysis	Expected Distribution Proceeds	2,312,093		N/A
Rights	Broker-dealer Quotations	Indicative Bid	1,294		N/A
OTC Total Return Swaps	Broker-dealer Quotations	Indicative Bid	177,351		N/A

Total Investments in Securities and Other Financial Instruments			$56,573,919

(a)	A significant change in unobservable input would have resulted in a correlated significant change to value.

^	A balance indicated with a “0”, reflects either a zero balance or an amount that rounds to less than 1.

Liabilities	Valuation Technique	Unobservable Input	Fair Value at June 30, 2024	Range of Inputs (Weighted Average)
Securities Sold Short and Other Financial Instruments:
Common Stock Sold Short	Broker-dealer Quotations	Indicative Bid	$(11,416)	N/A
Rights Sold Short	Broker-dealer Quotations	Indicative Bid	(29)	N/A
Warrants Sold Short	Broker-dealer Quotations	Indicative Bid	(371)	N/A
OTC Total Return Swaps	Broker-dealer Quotations	Indicative Bid	(46,340)	N/A

Total Securities Sold Short and Other Financial Instruments:			$(58,156)